UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22619

Name of Registrant: Vanguard Charlotte Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1: Schedule of Investments

Vanguard Total International Bond Index Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value ($000)
Australia (2.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	7,000	8,139
Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	2,000	1,595
Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	16,000	18,380
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	5,000	6,309
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	9,000	10,498
Commonwealth Bank of Australia	1.125%	12/22/21	GBP	1,800	2,339
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	15,100	18,884
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	31,600	35,628
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,421
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	827
National Australia Bank Ltd.	0.875%	11/16/22	EUR	5,000	5,867
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	6,090
National Australia Bank Ltd.	5.000%	3/11/24	AUD	4,000	3,215
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,279
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	716
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	11,505
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,330
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,200	8,511
Westpac Banking Corp.	0.750%	7/22/21	EUR	10,000	11,644
Westpac Banking Corp.	0.625%	1/14/22	EUR	10,000	11,611
Westpac Banking Corp.	1.000%	6/30/22	GBP	1,500	1,934
Westpac Banking Corp.	2.750%	8/31/22	AUD	10,000	7,309
Westpac Banking Corp.	5.250%	11/21/23	AUD	2,000	1,621
					179,652
Corporate Bonds (0.4%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	1,500	1,138
APT Pipelines Ltd.	1.375%	3/22/22	EUR	300	349
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,424
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	9,559
APT Pipelines Ltd.	3.500%	3/22/30	GBP	12,200	16,524
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	715
Asciano Finance Ltd.	5.250%	5/19/25	AUD	5,000	3,832
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,542
Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	2,000	1,471
Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	3,300	3,705
AusNet Services Holdings Pty Ltd.	5.250%	2/14/20	AUD	550	410
AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	AUD	990	786
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	5,073
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,700	3,138
AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	990	760
AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,500	1,124
Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	EUR	10,000	11,474
Australia & New Zealand Banking Group Ltd.	3.350%	5/9/23	AUD	400	296
Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	5,000	6,385
Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	14,000	16,747
Bank of Queensland Ltd.	0.500%	7/10/22	EUR	500	577
BHP Billiton Finance Ltd.	3.000%	3/30/20	AUD	5,140	3,757
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	16,500	22,059

	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	5,100	5,907
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	3,000	4,071
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	9,175	15,397
1	BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	2,200	3,215
1	BHP Billiton Finance Ltd.	5.625%	10/22/79	EUR	100	133
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	2,610	1,931
	Caltex Australia Ltd.	4.000%	4/17/25	AUD	13,200	9,818
	Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,595
	Commonwealth Bank of Australia	3.750%	10/18/19	AUD	10,000	7,333
	Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	4,193
	Commonwealth Bank of Australia	5.150%	4/9/20	CAD	6,989	5,473
	Commonwealth Bank of Australia	0.375%	2/10/21	EUR	1,500	1,731
	Commonwealth Bank of Australia	3.250%	1/17/22	AUD	500	369
	Commonwealth Bank of Australia	0.375%	4/11/24	EUR	12,100	13,810
1	Commonwealth Bank of Australia	2.000%	4/22/27	EUR	10,100	11,653
1	Commonwealth Bank of Australia	1.936%	10/3/29	EUR	6,000	6,636
	Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	121
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	2,190	1,633
	ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	750	552
	Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	4,000	4,422
	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,300	1,700
	Macquarie Bank Ltd.	3.250%	3/3/20	AUD	1,000	732
	Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	1,864
	Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,356
	Macquarie Bank Ltd.	1.125%	1/20/22	EUR	600	700
1	Macquarie Group Ltd.	1.250%	3/5/25	EUR	20,000	22,432
	National Australia Bank Ltd.	4.625%	2/10/20	EUR	1,000	1,195
	National Australia Bank Ltd.	1.875%	2/20/20	GBP	11,100	14,624
	National Australia Bank Ltd.	1.000%	4/17/20	CHF	1,000	1,024
	National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,850	7,080
	National Australia Bank Ltd.	2.000%	11/12/20	EUR	6,000	7,103
	National Australia Bank Ltd.	1.125%	11/10/21	GBP	1,600	2,081
	National Australia Bank Ltd.	5.125%	12/9/21	GBP	5,500	7,905
	National Australia Bank Ltd.	0.875%	1/20/22	EUR	18,000	20,926
	National Australia Bank Ltd.	1.375%	6/27/22	GBP	500	647
	National Australia Bank Ltd.	0.350%	9/7/22	EUR	10,100	11,514
	National Australia Bank Ltd.	0.250%	1/19/23	CHF	2,600	2,637
	National Australia Bank Ltd.	0.625%	8/30/23	EUR	100	114
	National Australia Bank Ltd.	0.300%	10/31/25	CHF	9,900	9,901
	Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	310	366
	Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	6,500	4,977
	Qantas Airways Ltd.	7.500%	6/11/21	AUD	8,500	6,794
	Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,230	1,018
	QPH Finance Co. Pty Ltd.	5.750%	7/29/20	AUD	780	592
	Rio Tinto Finance plc	2.000%	5/11/20	EUR	5,000	5,859
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	386
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,200	7,895
	Scentre Group Trust 1	1.500%	7/16/20	EUR	5,000	5,814
	Scentre Group Trust 1	4.500%	9/8/21	AUD	1,600	1,204
	Scentre Group Trust 1	2.250%	7/16/24	EUR	3,898	4,767
	Scentre Group Trust 1 / Scentre Group Trust 2	2.375%	4/8/22	GBP	4,100	5,440
	Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	6,000	6,915
	Scentre Group Trust 2	3.250%	9/11/23	EUR	6,273	7,965
	Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	127
	Telstra Corp. Ltd.	4.000%	9/16/22	AUD	1,180	888

Telstra Corp. Ltd.	3.500%	9/21/22	EUR	500	634
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	10,000	12,408
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	11,000	12,573
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	700	519
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,579
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	1,550	1,153
Vicinity Centres	3.375%	4/7/26	GBP	1,259	1,717
Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	AUD	2,890	2,104
Wesfarmers Ltd.	4.750%	3/12/20	AUD	10,000	7,444
Wesfarmers Ltd.	3.660%	11/18/20	AUD	1,400	1,036
Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	588
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,714
Westpac Banking Corp.	0.875%	2/16/21	EUR	6,000	6,975
Westpac Banking Corp.	0.250%	1/17/22	EUR	1,000	1,142
Westpac Banking Corp.	2.625%	12/14/22	GBP	2,300	3,114
Westpac Banking Corp.	0.375%	3/5/23	EUR	8,000	9,086
Westpac Banking Corp.	0.500%	5/17/24	EUR	2,500	2,871
Westpac Banking Corp.	0.625%	11/22/24	EUR	5,000	5,658
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,000	762
Westpac Banking Corp.	0.875%	4/17/27	EUR	200	228
Westpac Banking Corp.	1.125%	9/5/27	EUR	1,100	1,269
Westpac Banking Corp.	1.450%	7/17/28	EUR	800	941
WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	1,250	952
					474,847
Sovereign Bonds (2.2%)
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	3,946
Commonwealth of Australia	4.500%	4/15/20	AUD	119,350	89,408
Commonwealth of Australia	1.750%	11/21/20	AUD	75,000	54,438
Commonwealth of Australia	5.750%	5/15/21	AUD	62,540	49,468
Commonwealth of Australia	2.000%	12/21/21	AUD	145,000	106,154
Commonwealth of Australia	5.750%	7/15/22	AUD	102,322	84,338
Commonwealth of Australia	5.500%	4/21/23	AUD	100,600	84,149
Commonwealth of Australia	2.750%	4/21/24	AUD	148,800	112,902
Commonwealth of Australia	3.250%	4/21/25	AUD	182,790	142,738
Commonwealth of Australia	4.250%	4/21/26	AUD	220,500	183,694
Commonwealth of Australia	4.750%	4/21/27	AUD	159,351	138,574
Commonwealth of Australia	2.750%	11/21/27	AUD	116,000	88,133
Commonwealth of Australia	2.250%	5/21/28	AUD	57,000	41,561
Commonwealth of Australia	2.750%	11/21/28	AUD	168,500	128,105
Commonwealth of Australia	3.250%	4/21/29	AUD	110,000	87,410
Commonwealth of Australia	2.750%	11/21/29	AUD	97,000	73,871
Commonwealth of Australia	2.500%	5/21/30	AUD	40,000	29,753
Commonwealth of Australia	4.500%	4/21/33	AUD	42,000	38,366
Commonwealth of Australia	2.750%	6/21/35	AUD	58,365	43,874
Commonwealth of Australia	3.750%	4/21/37	AUD	41,000	34,901
Commonwealth of Australia	3.250%	6/21/39	AUD	80,000	63,759
Commonwealth of Australia	3.000%	3/21/47	AUD	35,000	26,546
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	20,000	14,563
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	3,811
New South Wales Treasury Corp.	4.000%	4/8/21	AUD	10,000	7,581
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	35,050	28,523
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	28,000	21,943
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	21,200	17,657
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	5,000	4,017
New South Wales Treasury Corp.	3.000%	5/20/27	AUD	35,975	26,973
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	40,000	29,889

	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	10,000	7,419
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	15,960	11,779
	New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	2,850
	Northern Territory Treasury Corp.	4.250%	9/20/21	AUD	2,200	1,682
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	500	367
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	10,400	7,484
	Queensland Treasury Corp.	6.250%	2/21/20	AUD	45,000	34,120
	Queensland Treasury Corp.	5.500%	6/21/21	AUD	42,000	32,969
	Queensland Treasury Corp.	6.000%	7/21/22	AUD	59,600	48,983
2	Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	34,017
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	38,200	32,727
2	Queensland Treasury Corp.	4.750%	7/21/25	AUD	42,000	34,861
2	Queensland Treasury Corp.	3.250%	7/21/26	AUD	18,500	14,112
2	Queensland Treasury Corp.	2.750%	8/20/27	AUD	18,000	13,159
2	Queensland Treasury Corp.	3.250%	7/21/28	AUD	42,200	31,970
2	Queensland Treasury Corp.	3.250%	8/21/29	AUD	15,000	11,300
2	Queensland Treasury Corp.	3.500%	8/21/30	AUD	10,000	7,670
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	3,650	3,731
2	Queensland Treasury Corp.	4.200%	2/20/47	AUD	7,360	6,128
	SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,396
	SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	4,000	3,070
	SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,700	4,435
	South Australian Government Financing Authority	4.750%	8/6/19	AUD	7,500	5,525
	South Australian Government Financing Authority	5.000%	5/20/21	AUD	10,000	7,753
	South Australian Government Financing Authority	1.500%	9/22/22	AUD	22,800	16,208
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	5,000	3,973
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	15,000	10,859
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	11,000	8,149
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	6,500	4,865
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	1,250	930
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	5,890	4,349
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	9,000	6,828
	Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	7,654
	Treasury Corp. of Victoria	2.250%	10/29/21	AUD	10,000	7,307
	Treasury Corp. of Victoria	6.000%	10/17/22	AUD	22,000	18,230
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	8,570
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	35,800	31,670
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	25,620	19,160
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	20,500	17,190
	Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	11,271
	Western Australian Treasury Corp.	2.500%	7/22/20	AUD	59,000	43,156
	Western Australian Treasury Corp.	2.750%	10/20/22	AUD	45,000	33,422
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	37,000	27,154
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,000	10,079
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	10,000	7,482
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	10,000	7,441

	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	8,000	6,048
						2,532,547
Total Australia (Cost $3,261,759)						3,187,046
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,474
	Erste Group Bank AG	3.500%	2/8/22	EUR	600	760
	Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	2,935
	Hypo Tirol Bank AG	0.500%	2/11/21	EUR	1,000	1,156
	Hypoe NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/11/20	EUR	31,500	36,414
	Hypoe NOE Landesbank fuer Niederoesterreich und Wien AG	3.000%	5/9/22	EUR	2,000	2,506
	KA Finanz AG	1.625%	2/19/21	EUR	2,000	2,364
	Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	3,700	4,318
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	393
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.750%	10/2/20	EUR	1,700	2,008
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	300	349
	UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,487
	UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	5,913
	UniCredit Bank Austria AG	2.375%	1/22/24	EUR	5,100	6,453
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	585
						71,115
Corporate Bonds (0.1%)
	Erste Group Bank AG	7.125%	10/10/22	EUR	1,700	2,355
	Erste Group Bank AG	0.625%	1/19/23	EUR	4,200	4,907
	Erste Group Bank AG	0.625%	4/17/26	EUR	15,000	17,320
	Erste Group Bank AG	0.750%	1/17/28	EUR	16,100	18,512
	JAB Holdings BV	1.750%	5/25/23	EUR	1,200	1,416
	JAB Holdings BV	1.750%	6/25/26	EUR	100	114
	JAB Holdings BV	2.500%	6/25/29	EUR	10,900	12,663
	OMV AG	4.375%	2/10/20	EUR	650	777
	OMV AG	4.250%	10/12/21	EUR	1,100	1,395
	OMV AG	2.625%	9/27/22	EUR	200	247
	OMV AG	1.000%	12/14/26	EUR	3,150	3,589
	OMV AG	3.500%	9/27/27	EUR	2,900	3,891
1	OMV AG	5.250%	12/29/49	EUR	1,550	1,946
1	OMV AG	6.250%	12/29/49	EUR	3,250	4,363
	Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,163
	Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	636
1	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,100	3,997
1	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,566
						85,857
Sovereign Bonds (1.2%)
3	Autobahnen- Und Schnellstrassen-Finanzierungs-AG	1.750%	10/21/20	EUR	200	237
3	Autobahnen- Und Schnellstrassen-Finanzierungs-AG	1.375%	4/9/21	EUR	17,000	20,185
3	Autobahnen- Und Schnellstrassen-Finanzierungs-AG	0.250%	10/18/24	EUR	7,000	8,055
3	Autobahnen- Und Schnellstrassen-Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,762

3	Autobahnen- Und Schnellstrassen-Finanzierungs-AG	2.750%	6/11/32	EUR	500	696
3	Autobahnen- Und Schnellstrassen-Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,684
3	Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,703
3	KA Finanz AG	0.375%	8/11/20	EUR	10,900	12,577
3	Kaerntner Ausgleichszahlungs-Fonds	0.000%	1/14/32	EUR	40,000	40,049
3	OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	7,315
3	OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,254
3	OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	12,618
3	OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	8,413
3	OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,543
3	OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	3,961
3	OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	10,374
3	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	10,000	14,110
3	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	150	216
3	Oesterreichische Kontrollbank AG	0.750%	3/7/22	GBP	1,500	1,938
3	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	30,610	36,029
3	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	4,500	5,842
2	Republic of Austria	3.900%	7/15/20	EUR	70,800	86,174
2	Republic of Austria	3.500%	9/15/21	EUR	40,435	51,125
2	Republic of Austria	3.650%	4/20/22	EUR	53,160	68,735
2	Republic of Austria	0.000%	9/20/22	EUR	101,250	117,219
2	Republic of Austria	3.400%	11/22/22	EUR	30,300	39,631
2	Republic of Austria	0.000%	7/15/23	EUR	75,000	86,693
2	Republic of Austria	1.750%	10/20/23	EUR	930	1,164
2	Republic of Austria	1.650%	10/21/24	EUR	41,900	52,724
2	Republic of Austria	1.200%	10/20/25	EUR	31,000	38,242
2	Republic of Austria	4.850%	3/15/26	EUR	45,250	69,268
2	Republic of Austria	0.750%	10/20/26	EUR	122,200	145,791
2	Republic of Austria	0.500%	4/20/27	EUR	41,000	47,820
	Republic of Austria	6.250%	7/15/27	EUR	2,080	3,579
2	Republic of Austria	0.750%	2/20/28	EUR	75,000	88,763
2	Republic of Austria	0.500%	2/20/29	EUR	12,876	14,727
2	Republic of Austria	2.400%	5/23/34	EUR	37,605	52,520
2	Republic of Austria	4.150%	3/15/37	EUR	55,565	97,803
2	Republic of Austria	3.150%	6/20/44	EUR	40,245	66,665
2	Republic of Austria	1.500%	2/20/47	EUR	21,800	26,617
2	Republic of Austria	3.800%	1/26/62	EUR	1,100	2,266
2	Republic of Austria	1.500%	11/2/86	EUR	24,898	27,680
2	Republic of Austria	2.100%	9/20/17	EUR	24,067	33,506
						1,413,273
Total Austria (Cost $1,537,763)						1,570,245
Belgium (2.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Belfius Bank SA/NV	1.750%	6/24/24	EUR	600	741
	Belfius Bank SA/NV	1.375%	6/5/20	EUR	11,500	13,439
	Belfius Bank SA/NV	0.625%	10/14/21	EUR	29,700	34,616
	Belfius Bank SA/NV	2.125%	1/30/23	EUR	3,400	4,203
	Belfius Bank SA/NV	0.750%	2/10/25	EUR	200	234
	KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,500
	KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,803
						62,536
Corporate Bonds (0.3%)
	Anheuser-Busch InBev SA/NV	0.625%	3/17/20	EUR	15,000	17,272

	Anheuser-Busch InBev SA/NV	4.000%	6/2/21	EUR	5,100	6,350
	Anheuser-Busch InBev SA/NV	0.875%	3/17/22	EUR	13,000	15,108
	Anheuser-Busch InBev SA/NV	9.750%	7/30/24	GBP	1,900	3,421
	Anheuser-Busch InBev SA/NV	2.875%	9/25/24	EUR	4,500	5,725
	Anheuser-Busch InBev SA/NV	1.500%	3/17/25	EUR	6,320	7,460
	Anheuser-Busch InBev SA/NV	4.000%	9/24/25	GBP	11,200	16,056
	Anheuser-Busch InBev SA/NV	2.700%	3/31/26	EUR	200	252
	Anheuser-Busch InBev SA/NV	1.150%	1/22/27	EUR	12,400	13,996
	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	EUR	16,500	19,555
	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	EUR	5,000	6,437
	Anheuser-Busch InBev SA/NV	2.000%	1/23/35	EUR	10,600	11,578
	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	EUR	16,150	19,099
	Anheuser-Busch InBev SA/NV	2.850%	5/25/37	GBP	7,300	8,809
1	Argenta Spaarbank NV	3.875%	5/24/26	EUR	24,300	29,248
	Belfius Bank SA/NV	1.000%	10/26/24	EUR	10,000	11,132
	Belfius Bank SA/NV	0.750%	9/12/22	EUR	4,900	5,559
	Belfius Bank SA/NV	3.125%	5/11/26	EUR	1,800	2,154
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	10,000	11,541
	Brussels Airport Co. SA/NV	1.000%	5/3/24	EUR	16,300	18,938
	Elia System Operator SA/NV	1.375%	5/27/24	EUR	100	117
	Elia System Operator SA/NV	3.250%	4/4/28	EUR	300	392
	Elia System Operator SA/NV	1.500%	9/5/28	EUR	2,500	2,865
	Elia System Operator SA/NV	3.000%	4/7/29	EUR	400	518
1	Elia System Operator SA/NV	2.750%	12/31/49	EUR	500	571
	Euroclear Bank SA/NV	0.500%	7/10/23	EUR	12,500	14,319
	Euroclear Investments SA	1.125%	12/7/26	EUR	6,000	6,962
	FBG Finance Pty Ltd.	3.750%	8/7/20	AUD	3,020	2,223
	FBG Finance Pty Ltd.	3.250%	9/6/22	AUD	9,950	7,235
	FBG Finance Pty Ltd.	3.750%	9/6/24	AUD	6,900	5,051
	FBG Finance Pty Ltd.	4.100%	9/6/27	AUD	1,120	813
	KBC Bank NV	0.375%	9/1/22	EUR	32,000	37,054
	KBC Bank NV	0.750%	10/24/27	EUR	2,300	2,650
	KBC Group NV	1.000%	4/26/21	EUR	200	232
	KBC Group NV	0.750%	10/18/23	EUR	13,200	14,996
	Solvay SA	1.625%	12/2/22	EUR	8,300	9,883
	Solvay SA	2.750%	12/2/27	EUR	700	874
						336,445
Sovereign Bonds (1.9%)
4	Dexia Credit Local SA	0.250%	3/19/20	EUR	10,000	11,507
4	Dexia Credit Local SA	2.000%	6/17/20	GBP	6,600	8,733
4	Dexia Credit Local SA	0.200%	3/16/21	EUR	5,000	5,761
4	Dexia Credit Local SA	0.875%	9/7/21	GBP	5,600	7,250
4	Dexia Credit Local SA	0.625%	1/21/22	EUR	16,500	19,214
4	Dexia Credit Local SA	1.125%	6/15/22	GBP	2,300	2,982
4	Dexia Credit Local SA	0.750%	1/25/23	EUR	28,000	32,747
4	Dexia Credit Local SA	0.625%	2/3/24	EUR	63,000	73,162
4	Dexia Credit Local SA	1.250%	11/26/24	EUR	17,200	20,598
	Dexia Credit Local SA	0.500%	1/17/25	EUR	5,000	5,740
4	Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	4,018
4	Dexia Credit Local SA	1.000%	10/18/27	EUR	200	233
	Flemish Community	0.375%	10/13/26	EUR	5,000	5,638
	FLUVIUS System Operator CVBA	4.500%	11/8/21	EUR	1,500	1,913
	FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	3,000	3,796
	FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	6,000	7,281
2	Kingdom of Belgium	3.750%	9/28/20	EUR	152,752	187,187
2	Kingdom of Belgium	4.250%	9/28/21	EUR	137,475	177,037
	Kingdom of Belgium	4.000%	3/28/22	EUR	29,315	38,215

2	Kingdom of Belgium	4.250%	9/28/22	EUR	82,650	110,532
	Kingdom of Belgium	2.250%	6/22/23	EUR	69,990	88,867
2	Kingdom of Belgium	0.200%	10/22/23	EUR	31,500	36,605
2	Kingdom of Belgium	2.600%	6/22/24	EUR	80,380	104,973
2	Kingdom of Belgium	0.500%	10/22/24	EUR	2,000	2,348
2	Kingdom of Belgium	0.800%	6/22/25	EUR	62,510	74,519
2	Kingdom of Belgium	4.500%	3/28/26	EUR	7,400	11,016
2	Kingdom of Belgium	1.000%	6/22/26	EUR	147,864	177,864
2	Kingdom of Belgium	0.800%	6/22/27	EUR	128,800	151,520
	Kingdom of Belgium	5.500%	3/28/28	EUR	1,005	1,660
2	Kingdom of Belgium	0.800%	6/22/28	EUR	6,741	7,854
2	Kingdom of Belgium	0.900%	6/22/29	EUR	52,231	60,732
2	Kingdom of Belgium	1.000%	6/22/31	EUR	107,200	124,221
	Kingdom of Belgium	4.000%	3/28/32	EUR	40,320	63,803
	Kingdom of Belgium	1.250%	4/22/33	EUR	30,000	35,308
2	Kingdom of Belgium	3.000%	6/22/34	EUR	101,770	147,708
2	Kingdom of Belgium	5.000%	3/28/35	EUR	4,430	7,960
2	Kingdom of Belgium	1.450%	6/22/37	EUR	17,220	20,200
2	Kingdom of Belgium	1.900%	6/22/38	EUR	93,642	117,457
2	Kingdom of Belgium	4.250%	3/28/41	EUR	76,430	134,728
	Kingdom of Belgium	3.750%	6/22/45	EUR	21,445	36,435
2	Kingdom of Belgium	1.600%	6/22/47	EUR	51,225	58,660
2	Kingdom of Belgium	1.700%	6/22/50	EUR	7,175	8,212
2	Kingdom of Belgium	2.250%	6/22/57	EUR	10,600	13,504
2	Kingdom of Belgium	2.150%	6/22/66	EUR	48,500	59,362
	Proximus SADP	2.375%	4/4/24	EUR	3,100	3,839
						2,272,899
Total Belgium (Cost $2,632,752)						2,671,880
Brazil (0.0%)
Corporate Bonds (0.0%)
	Vale SA (Cost $5,615)	3.750%	1/10/23	EUR	5,000	5,993
Bulgaria (0.0%)
Sovereign Bonds (0.0%)
	Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,646
	Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	7,363
	Republic of Bulgaria	2.950%	9/3/24	EUR	800	1,045
	Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,846
	Republic of Bulgaria	3.000%	3/21/28	EUR	25,000	32,685
	Republic of Bulgaria	3.125%	3/26/35	EUR	3,000	3,739
Total Bulgaria (Cost $45,448)						52,324
Canada (5.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	Bank of Montreal	0.375%	8/5/20	EUR	15,000	17,310
	Bank of Montreal	0.125%	4/19/21	EUR	200	230
	Bank of Montreal	0.100%	10/20/23	EUR	10,000	11,372
	Bank of Nova Scotia	0.500%	7/23/20	EUR	13,000	15,026
	Bank of Nova Scotia	0.750%	9/14/21	GBP	1,500	1,934
	Bank of Nova Scotia	0.750%	9/17/21	EUR	10,900	12,729
	Bank of Nova Scotia	0.125%	1/13/22	EUR	1,100	1,263
	Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	15,000	17,118
	National Bank of Canada	1.500%	3/25/21	EUR	5,000	5,920
	National Bank of Canada	0.500%	1/26/22	EUR	14,000	16,251
	National Bank of Canada	0.000%	9/29/23	EUR	4,600	5,210
	Royal Bank of Canada	1.625%	8/4/20	EUR	21,500	25,279

	Royal Bank of Canada	0.125%	3/11/21	EUR	4,000	4,599
	Royal Bank of Canada	0.875%	6/17/22	EUR	7,000	8,228
	Toronto-Dominion Bank	0.375%	1/12/21	EUR	10,000	11,554
	Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	7,014
	Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,759
	Toronto-Dominion Bank	0.375%	4/27/23	EUR	21,000	24,247
						191,043
Corporate Bonds (1.3%)
	407 International Inc.	4.300%	5/26/21	CAD	1,490	1,176
	407 International Inc.	5.750%	2/14/36	CAD	1,995	1,916
	407 International Inc.	4.450%	11/15/41	CAD	5,000	4,289
	407 International Inc.	4.190%	4/25/42	CAD	5,500	4,556
	407 International Inc.	3.830%	5/11/46	CAD	10,000	7,883
	407 International Inc.	3.600%	5/21/47	CAD	6,875	5,214
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,950	2,917
	Aeroports de Montreal	5.170%	9/17/35	CAD	3,625	3,375
	Aeroports de Montreal	5.670%	10/16/37	CAD	2,000	1,995
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	5,000	3,699
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	1,885	1,466
	Alberta Powerline LP	4.065%	12/1/53	CAD	5,000	3,974
	Alectra Inc.	2.488%	5/17/27	CAD	11,000	8,127
2	Algonquin Power Co.	4.090%	2/17/27	CAD	800	612
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	9,990	7,475
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	7,900	6,041
	Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	114
	Allied Properties REIT	3.636%	4/21/25	CAD	10,000	7,477
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,757	1,189
	AltaLink LP	3.668%	11/6/23	CAD	12,000	9,574
	AltaLink LP	3.399%	6/6/24	CAD	10,000	7,880
	AltaLink LP	3.990%	6/30/42	CAD	2,925	2,361
	AltaLink LP	4.922%	9/17/43	CAD	3,000	2,768
	AltaLink LP	3.717%	12/3/46	CAD	4,000	3,099
	Bank of Montreal	2.100%	10/6/20	CAD	5,100	3,864
	Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,330
	Bank of Montreal	1.610%	10/28/21	CAD	10,000	7,435
	Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,500
	Bank of Montreal	1.625%	6/21/22	GBP	1,100	1,442
	Bank of Montreal	0.050%	12/30/22	CHF	7,000	7,007
	Bank of Montreal	0.200%	1/26/23	EUR	7,600	8,716
	Bank of Montreal	2.890%	6/20/23	CAD	12,000	9,220
	Bank of Montreal	2.700%	9/11/24	CAD	10,000	7,602
	Bank of Montreal	4.609%	9/10/25	CAD	5,000	4,224
1	Bank of Montreal	3.340%	12/8/25	CAD	10,750	8,262
1	Bank of Montreal	3.320%	6/1/26	CAD	10,500	8,069
	Bank of Montreal	2.700%	12/9/26	CAD	10,000	7,530
1	Bank of Montreal	2.570%	6/1/27	CAD	5,000	3,745
	Bank of Montreal	3.190%	3/1/28	CAD	10,000	7,788
	Bank of Nova Scotia	2.130%	6/15/20	CAD	20,000	15,175
	Bank of Nova Scotia	2.090%	9/9/20	CAD	8,365	6,337
	Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	3,864
	Bank of Nova Scotia	1.900%	12/2/21	CAD	10,000	7,479
	Bank of Nova Scotia	1.250%	6/8/22	GBP	500	648
	Bank of Nova Scotia	2.360%	11/8/22	CAD	5,000	3,767
	Bank of Nova Scotia	2.980%	4/17/23	CAD	9,965	7,673
1	Bank of Nova Scotia	3.367%	12/8/25	CAD	7,000	5,383
	Bank of Nova Scotia	2.620%	12/2/26	CAD	15,000	11,212
1	Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,410

	Bank of Nova Scotia	3.100%	2/2/28	CAD	25,000	19,274
	Bankers Hall LP	4.377%	11/20/23	CAD	92	71
	bcIMC Realty Corp.	2.840%	6/3/25	CAD	2,247	1,706
	Bell Canada Inc.	3.250%	6/17/20	CAD	9,350	7,185
	Bell Canada Inc.	3.000%	10/3/22	CAD	5,200	3,975
	Bell Canada Inc.	3.350%	3/22/23	CAD	5,000	3,860
	Bell Canada Inc.	3.350%	3/12/25	CAD	2,200	1,687
	Bell Canada Inc.	3.550%	3/2/26	CAD	3,000	2,319
	Bell Canada Inc.	2.900%	8/12/26	CAD	3,000	2,213
	Bell Canada Inc.	3.800%	8/21/28	CAD	3,000	2,329
	Bell Canada Inc.	7.850%	4/2/31	CAD	5,000	5,104
	Bell Canada Inc.	4.750%	9/29/44	CAD	3,500	2,789
	Bell Canada Inc.	4.350%	12/18/45	CAD	9,150	6,869
	Bell Canada Inc.	4.450%	2/27/47	CAD	8,098	6,171
	Bow Centre Street LP	3.797%	6/13/23	CAD	1,564	1,162
	Bridging North America GP	4.341%	8/31/53	CAD	1,878	1,572
	British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	12,495	11,422
	Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	11,875	9,468
	Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,215
	Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	21,000	16,883
	Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	4,235	3,169
	Brookfield Infrastructure Finance ULC	3.538%	10/30/20	CAD	850	654
	Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	5,000	3,769
	Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	5,301	4,064
	Bruce Power LP	3.000%	6/21/24	CAD	2,000	1,506
	Bruce Power LP	3.969%	6/23/26	CAD	5,000	3,935
	Bruce Power LP	4.132%	6/21/33	CAD	2,200	1,670
	Caisse Centrale Desjardins	1.748%	3/2/20	CAD	10,150	7,677
	Cameco Corp.	4.190%	6/24/24	CAD	3,500	2,704
	Canadian Imperial Bank of Commerce	1.850%	7/14/20	CAD	250	189
	Canadian Imperial Bank of Commerce	1.900%	4/26/21	CAD	14,000	10,520
	Canadian Imperial Bank of Commerce	1.640%	7/12/21	CAD	225	168
	Canadian Imperial Bank of Commerce	2.040%	3/21/22	CAD	10,000	7,491
	Canadian Imperial Bank of Commerce	2.300%	7/11/22	CAD	15,000	11,306
	Canadian Imperial Bank of Commerce	0.250%	1/24/23	EUR	14,500	16,655
	Canadian Imperial Bank of Commerce	0.750%	3/22/23	EUR	10,000	11,593
	Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	9,940	7,653
	Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	15,000	11,735
1	Canadian Imperial Bank of Commerce	3.420%	1/26/26	CAD	20,000	15,389
1	Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	8,000	6,124
	Canadian National Railway Co.	2.800%	9/22/25	CAD	4,995	3,820
	Canadian National Railway Co.	3.600%	8/1/47	CAD	9,990	7,584
	Canadian Natural Resources Ltd.	2.890%	8/14/20	CAD	10,400	7,934
	Canadian Natural Resources Ltd.	3.310%	2/11/22	CAD	20,000	15,358
	Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	10,000	7,722
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,840
	Canadian Tire Corp. Ltd.	2.646%	7/6/20	CAD	16,000	12,195
	Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	8,090	6,196
	Capital City Link General Partnership	4.386%	3/31/46	CAD	530	431
	Capital Desjardins Inc.	5.187%	5/5/20	CAD	5,355	4,202
1	Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,413
	Capital Power Corp.	5.276%	11/16/20	CAD	4,650	3,669
	CCL Industries Inc.	3.864%	4/13/28	CAD	1,500	1,160
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	1,000	781
	Choice Properties REIT	3.556%	9/9/24	CAD	2,032	1,551
	Choice Properties REIT	3.546%	1/10/25	CAD	8,000	6,089
	CI Financial Corp.	2.645%	12/7/20	CAD	5,200	3,945

	CI Financial Corp.	2.775%	11/25/21	CAD	10,000	7,555
1	CIBC Capital Trust	10.250%	6/30/08	CAD	225	209
	Clover LP	4.216%	6/30/34	CAD	1,918	1,527
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	250	196
	Concordia University	6.550%	9/2/42	CAD	3,000	3,434
	CSS FSCC Partnership	6.915%	7/31/42	CAD	28	28
	CT REIT	3.469%	6/16/27	CAD	1,332	988
	CU Inc.	4.543%	10/24/41	CAD	1,000	865
	CU Inc.	3.805%	9/10/42	CAD	450	354
	CU Inc.	4.722%	9/9/43	CAD	3,000	2,671
	CU Inc.	4.085%	9/2/44	CAD	5,400	4,398
	CU Inc.	3.964%	7/27/45	CAD	3,000	2,401
	CU Inc.	4.211%	10/29/55	CAD	15,000	12,460
	CU Inc.	4.593%	10/24/61	CAD	125	111
	Dollarama Inc.	3.550%	11/6/23	CAD	2,400	1,843
	Emera Inc.	2.900%	6/16/23	CAD	33,000	24,800
1	Empire Life Insurance Co.	3.383%	12/16/26	CAD	1,000	766
1	Empire Life Insurance Co.	3.664%	3/15/28	CAD	1,000	775
	Enbridge Gas Distribution Inc.	4.040%	11/23/20	CAD	350	274
	Enbridge Gas Distribution Inc.	3.150%	8/22/24	CAD	6,480	5,018
	Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	240	187
	Enbridge Gas Distribution Inc.	2.500%	8/5/26	CAD	2,000	1,476
	Enbridge Gas Distribution Inc.	4.000%	8/22/44	CAD	2,000	1,600
	Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	925
	Enbridge Inc.	4.530%	3/9/20	CAD	9,700	7,523
	Enbridge Inc.	3.160%	3/11/21	CAD	1,839	1,410
	Enbridge Inc.	3.190%	12/5/22	CAD	15,070	11,562
	Enbridge Inc.	3.950%	11/19/24	CAD	3,000	2,365
	Enbridge Inc.	3.200%	6/8/27	CAD	10,000	7,332
	Enbridge Inc.	4.240%	8/27/42	CAD	2,460	1,798
	Enbridge Inc.	4.570%	3/11/44	CAD	1,400	1,075
	Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	5,240	4,067
	Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	792
	Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,445
	Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	5,000	3,715
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,985	2,597
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	7,000	5,258
	Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,323
	Fairfax Financial Holdings Ltd.	4.500%	3/22/23	CAD	2,500	1,982
	Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	560	452
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	5,000	3,927
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,465	1,863
	Federation des Caisses Desjardins du Quebec	2.091%	1/17/22	CAD	2,590	1,946
	Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	5,000	3,865
	First Capital Realty Inc.	4.790%	8/30/24	CAD	4,985	4,036
	First Capital Realty Inc.	4.323%	7/31/25	CAD	10,000	7,917
	Fortis Inc.	2.850%	12/12/23	CAD	2,500	1,894
	FortisAlberta Inc.	3.672%	9/9/47	CAD	1,188	902
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	10,000	10,190
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	10,000	10,129
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	578
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,990	2,032
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	11,000	11,001
	Greater Toronto Airports Authority	1.510%	2/16/21	CAD	4,955	3,706
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	3,050

2	Greater Toronto Airports Authority	4.530%	12/2/41	CAD	5,000	4,487
	H&R REIT	3.416%	1/23/23	CAD	4,705	3,571
	Hospital for Sick Children	3.416%	12/7/57	CAD	2,727	1,997
	Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	5,531	4,983
	HSBC Bank Canada	1.816%	7/7/20	CAD	10,000	7,537
	HSBC Bank Canada	2.449%	1/29/21	CAD	130	99
	HSBC Bank Canada	2.908%	9/29/21	CAD	3,000	2,297
	HSBC Bank Canada	2.170%	6/29/22	CAD	10,500	7,838
	HSBC Bank Canada	2.542%	1/31/23	CAD	9,980	7,516
	HSBC Bank Canada	3.245%	9/15/23	CAD	10,000	7,730
	Husky Energy Inc.	3.600%	3/10/27	CAD	3,000	2,281
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,342
	Hydro One Inc.	1.840%	2/24/21	CAD	400	300
	Hydro One Inc.	2.570%	6/25/21	CAD	2,045	1,559
	Hydro One Inc.	3.200%	1/13/22	CAD	330	256
	Hydro One Inc.	2.970%	6/26/25	CAD	245	187
	Hydro One Inc.	2.770%	2/24/26	CAD	9,800	7,372
	Hydro One Inc.	7.350%	6/3/30	CAD	2,000	2,048
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,025
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	927
	Hydro One Inc.	4.890%	3/13/37	CAD	5,000	4,400
	Hydro One Inc.	5.490%	7/16/40	CAD	3,525	3,387
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,301
	Hydro One Inc.	4.590%	10/9/43	CAD	5,500	4,790
	Hydro One Inc.	3.720%	11/18/47	CAD	1,441	1,097
	Hydro One Inc.	3.630%	6/25/49	CAD	10,385	7,816
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,513
1	Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	5,000	3,854
	Intact Financial Corp.	3.770%	3/2/26	CAD	2,376	1,880
	Intact Financial Corp.	5.160%	6/16/42	CAD	2,530	2,267
	Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	109	103
	Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,300	1,784
	Inter Pipeline Ltd.	2.608%	9/13/23	CAD	10,000	7,389
	Inter Pipeline Ltd.	2.734%	4/18/24	CAD	5,000	3,685
	Inter Pipeline Ltd.	3.173%	3/24/25	CAD	4,950	3,695
	Inter Pipeline Ltd.	4.637%	5/30/44	CAD	2,535	1,911
	John Deere Canada Funding Inc.	2.050%	9/17/20	CAD	700	529
	John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	1,611	1,222
	Keyera Corp.	3.934%	6/21/28	CAD	10,000	7,676
	Kraft Canada Inc.	2.700%	7/6/20	CAD	1,865	1,417
	Laurentian Bank of Canada	3.450%	6/27/23	CAD	5,000	3,808
	Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	7,000	5,702
	Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,300	1,150
1	Manufacturers Life Insurance Co.	2.100%	6/1/25	CAD	9,000	6,800
1	Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	5,000	3,840
1	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	900	758
1	Manulife Financial Corp.	3.049%	8/20/29	CAD	5,000	3,761
	McGill University	6.150%	9/22/42	CAD	60	65
	Metro Inc.	3.390%	12/6/27	CAD	15,000	11,244
	Metro Inc.	5.970%	10/15/35	CAD	5,048	4,531
	Metro Inc.	4.270%	12/4/47	CAD	2,000	1,468
	Mountain View Partners GP	3.974%	3/31/51	CAD	115	88
	National Bank of Canada	1.742%	3/3/20	CAD	575	435
	National Bank of Canada	1.809%	7/26/21	CAD	5,000	3,743
	National Bank of Canada	0.250%	7/24/23	EUR	2,000	2,293

1	National Bank of Canada	3.183%	2/1/28	CAD	9,945	7,519
	Nissan Canada Financial Services Inc.	2.606%	3/5/21	CAD	9,990	7,553
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	10,000	7,358
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	250	203
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	5,000	4,258
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	2,946
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	3,350	2,610
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	5,725	4,552
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	4,300	4,130
	OMERS Realty Corp.	2.858%	2/23/24	CAD	4,985	3,807
	OMERS Realty Corp.	3.328%	11/12/24	CAD	1,374	1,072
	OMERS Realty Corp.	3.331%	6/5/25	CAD	3,000	2,345
	OMERS Realty Corp.	3.628%	6/5/30	CAD	4,380	3,458
	Original Wempi Inc.	4.056%	2/13/24	CAD	1,029	793
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	775	613
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	4,850	3,730
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	3,000	2,378
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,294
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	9,000	6,944
	Penske Truck Leasing Canada Inc.	2.850%	12/7/22	CAD	1,550	1,164
	Plenary Properties LTAP LP	6.288%	1/31/44	CAD	4,397	4,318
	RioCan REIT	3.746%	5/30/22	CAD	8,842	6,876
	Rogers Communications Inc.	4.700%	9/29/20	CAD	400	315
	Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	4,814
	Rogers Communications Inc.	4.000%	6/6/22	CAD	3,000	2,366
	Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,169
	Rogers Communications Inc.	6.680%	11/4/39	CAD	3,044	3,021
	Rogers Communications Inc.	6.110%	8/25/40	CAD	5,000	4,678
	Royal Bank of Canada	0.500%	12/16/20	EUR	5,000	5,793
	Royal Bank of Canada	1.650%	7/15/21	CAD	37,000	27,615
	Royal Bank of Canada	1.583%	9/13/21	CAD	4,700	3,496
	Royal Bank of Canada	1.125%	12/22/21	GBP	3,300	4,290
	Royal Bank of Canada	1.968%	3/2/22	CAD	25,100	18,786
	Royal Bank of Canada	2.000%	3/21/22	CAD	4,455	3,336
	Royal Bank of Canada	2.360%	12/5/22	CAD	12,000	9,051
	Royal Bank of Canada	2.949%	5/1/23	CAD	10,000	7,705
	Royal Bank of Canada	0.250%	6/28/23	EUR	7,100	8,146
	Royal Bank of Canada	2.333%	12/5/23	CAD	8,370	6,277
1	Royal Bank of Canada	3.310%	1/20/26	CAD	10,900	8,382
1	Royal Bank of Canada	3.450%	9/29/26	CAD	10,000	7,706
	Royal Office Finance LP	5.209%	11/12/32	CAD	6,795	6,170
	Saputo Inc.	3.603%	8/14/25	CAD	10,000	7,734
1	Scotiabank Capital Trust	5.650%	12/31/56	CAD	805	736
	SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	2,832	2,271
	Shaw Communications Inc.	5.500%	12/7/20	CAD	8,443	6,744
	Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	7,979
	Shaw Communications Inc.	6.750%	11/9/39	CAD	6,200	5,844
	SmartCentres REIT	3.834%	12/21/27	CAD	5,000	3,759
	SSL Finance Inc.	4.099%	10/31/45	CAD	578	467
	Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,394
1	Sun Life Financial Inc.	2.600%	9/25/25	CAD	350	266

1	Sun Life Financial Inc.	3.050%	9/19/28	CAD	10,000	7,621
1	Sun Life Financial Inc.	5.400%	5/29/42	CAD	850	767
	Suncor Energy Inc.	3.000%	9/14/26	CAD	3,000	2,247
	Suncor Energy Inc.	4.340%	9/13/46	CAD	5,154	4,110
	TCHC Issuer Trust	5.395%	2/22/40	CAD	2,078	1,993
	TELUS Corp.	5.050%	7/23/20	CAD	300	236
	TELUS Corp.	3.200%	4/5/21	CAD	750	576
	TELUS Corp.	2.350%	3/28/22	CAD	9,800	7,349
	TELUS Corp.	3.350%	4/1/24	CAD	10,700	8,241
	TELUS Corp.	3.750%	1/17/25	CAD	2,460	1,929
	TELUS Corp.	3.750%	3/10/26	CAD	900	707
	TELUS Corp.	4.400%	4/1/43	CAD	3,000	2,229
	TELUS Corp.	4.850%	4/5/44	CAD	9,250	7,327
	TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,121
	TELUS Corp.	4.400%	1/29/46	CAD	250	186
	Teranet Holdings LP	4.807%	12/16/20	CAD	8,875	6,948
	Teranet Holdings LP	5.754%	12/17/40	CAD	3,395	2,606
	Thomson Reuters Corp.	3.309%	11/12/21	CAD	2,500	1,930
	Toromont Industries Ltd.	3.842%	10/27/27	CAD	6,995	5,435
	Toronto-Dominion Bank	1.693%	4/2/20	CAD	15,000	11,337
	Toronto-Dominion Bank	2.045%	3/8/21	CAD	5,000	3,777
	Toronto-Dominion Bank	1.680%	6/8/21	CAD	10,000	7,494
	Toronto-Dominion Bank	1.000%	12/13/21	GBP	1,000	1,295
	Toronto-Dominion Bank	2.621%	12/22/21	CAD	22,450	17,146
	Toronto-Dominion Bank	1.994%	3/23/22	CAD	10,000	7,491
	Toronto-Dominion Bank	3.005%	5/30/23	CAD	15,000	11,596
	Toronto-Dominion Bank	1.909%	7/18/23	CAD	3,000	2,215
	Toronto-Dominion Bank	0.500%	4/3/24	EUR	8,000	9,256
	Toronto-Dominion Bank	3.226%	7/24/24	CAD	5,450	4,263
1	Toronto-Dominion Bank	2.982%	9/30/25	CAD	7,400	5,659
1	Toronto-Dominion Bank	3.589%	9/14/28	CAD	8,000	6,102
1	Toronto-Dominion Bank	3.224%	7/25/29	CAD	6,000	4,539
1	Toronto-Dominion Bank	4.859%	3/4/31	CAD	5,150	4,264
	TransAlta Corp.	5.000%	11/25/20	CAD	2,650	2,069
	TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	3,899
	TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	4,114
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,000	2,274
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	4,514	4,132
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,570
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	4,000	3,054
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	5,000	3,806
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	6,000	4,451
	TransEd Partners GP	3.951%	9/30/50	CAD	1,858	1,356
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	950	728
	Trillium Windpower LP	5.803%	2/15/33	CAD	1,285	1,106
	Union Gas Ltd.	3.790%	7/10/23	CAD	29,995	23,780
	Union Gas Ltd.	4.880%	6/21/41	CAD	3,450	3,095
	Union Gas Ltd.	4.200%	6/2/44	CAD	2,400	1,982
	University of Toronto	5.841%	12/15/43	CAD	130	136
	University of Toronto	4.251%	12/7/51	CAD	2,500	2,165
	Vancouver Airport Authority	7.425%	12/7/26	CAD	15,000	15,135
	Veresen Inc.	3.430%	11/10/21	CAD	3,000	2,313
	Wells Fargo Canada Corp.	3.040%	1/29/21	CAD	9,990	7,667
	York University	6.480%	3/7/42	CAD	1,725	1,938
						1,471,334
Sovereign Bonds (4.3%)
	Canada	1.250%	2/1/20	CAD	65,892	49,873

	Canada	1.500%	3/1/20	CAD	59,625	45,235
	Canada	1.750%	5/1/20	CAD	118,155	89,888
	Canada	1.750%	8/1/20	CAD	31,101	23,658
	Canada	0.750%	9/1/20	CAD	235,955	176,759
	Canada	2.000%	11/1/20	CAD	126,447	96,598
	Canada	2.250%	2/1/21	CAD	9,102	6,990
	Canada	0.750%	3/1/21	CAD	137,795	102,683
	Canada	10.500%	3/15/21	CAD	15,000	13,470
	Canada	3.250%	6/1/21	CAD	25,015	19,671
	Canada	0.750%	9/1/21	CAD	102,000	75,634
	Canada	0.500%	3/1/22	CAD	36,190	26,490
	Canada	1.000%	9/1/22	CAD	207,652	153,746
	Canada	1.750%	3/1/23	CAD	115,096	87,441
	Canada	8.000%	6/1/23	CAD	1,100	1,052
	Canada	2.000%	9/1/23	CAD	33,155	25,471
	Canada	2.500%	6/1/24	CAD	30,685	24,180
	Canada	2.250%	6/1/25	CAD	34,300	26,776
	Canada	9.000%	6/1/25	CAD	12,000	13,029
	Canada	1.500%	6/1/26	CAD	36,173	26,880
	Canada	1.000%	6/1/27	CAD	22,175	15,754
	Canada	8.000%	6/1/27	CAD	7,000	7,836
	Canada	2.000%	6/1/28	CAD	116,322	89,406
	Canada	2.250%	6/1/29	CAD	32,000	25,125
	Canada	5.750%	6/1/29	CAD	24,694	25,494
	Canada	5.750%	6/1/33	CAD	41,696	46,460
	Canada	5.000%	6/1/37	CAD	83,366	91,187
	Canada	4.000%	6/1/41	CAD	110,717	111,665
	Canada	3.500%	12/1/45	CAD	79,894	77,335
	Canada	2.750%	12/1/48	CAD	48,455	41,753
	Canada	2.000%	12/1/51	CAD	13,600	9,994
	Canada	2.750%	12/1/64	CAD	55,979	50,525
2,5	Canada Housing Trust No 1	3.750%	3/15/20	CAD	10,000	7,766
2	Canada Housing Trust No 1	1.200%	6/15/20	CAD	24,050	18,144
2	Canada Housing Trust No 1	1.450%	6/15/20	CAD	24,975	18,905
2	Canada Housing Trust No 1	1.250%	12/15/20	CAD	49,950	37,594
2	Canada Housing Trust No 1	3.350%	12/15/20	CAD	26,000	20,312
2,5	Canada Housing Trust No 1	1.250%	6/15/21	CAD	30,000	22,475
2	Canada Housing Trust No 1	3.800%	6/15/21	CAD	56,000	44,452
2	Canada Housing Trust No 1	1.150%	12/15/21	CAD	75,854	56,419
2	Canada Housing Trust No 1	1.500%	12/15/21	CAD	600	451
2	Canada Housing Trust No 1	2.650%	3/15/22	CAD	21,500	16,685
2	Canada Housing Trust No 1	1.750%	6/15/22	CAD	35,000	26,410
2	Canada Housing Trust No 1	2.400%	12/15/22	CAD	78,140	60,099
2	Canada Housing Trust No 1	2.350%	6/15/23	CAD	48,275	37,120
2	Canada Housing Trust No 1	2.350%	9/15/23	CAD	13,940	10,717
2	Canada Housing Trust No 1	3.150%	9/15/23	CAD	21,270	16,918
2	Canada Housing Trust No 1	2.550%	12/15/23	CAD	55,795	43,275
2	Canada Housing Trust No 1	2.900%	6/15/24	CAD	14,000	11,041
2	Canada Housing Trust No 1	2.550%	3/15/25	CAD	13,000	10,083
2	Canada Housing Trust No 1	1.950%	12/15/25	CAD	20,000	14,932
2	Canada Housing Trust No 1	2.250%	12/15/25	CAD	5,225	3,977
2	Canada Housing Trust No 1	1.900%	9/15/26	CAD	31,875	23,604
2	Canada Housing Trust No 1	2.350%	3/15/28	CAD	425	322
2	Canada Housing Trust No 1	2.650%	3/15/28	CAD	77,305	60,393
2	Canada Housing Trust No 1	2.650%	12/15/28	CAD	10,900	8,503
	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,404
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	276

	City of Montreal	3.500%	9/1/23	CAD	7,450	5,916
	City of Montreal	3.500%	9/1/24	CAD	10,000	7,955
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,410
	City of Montreal	3.000%	9/1/27	CAD	5,000	3,840
	City of Montreal	3.150%	9/1/28	CAD	3,050	2,360
	City of Montreal	4.100%	12/1/34	CAD	3,195	2,668
	City of Montreal	3.150%	12/1/36	CAD	2,000	1,477
	City of Montreal	3.500%	12/1/38	CAD	6,000	4,634
	City of Ottawa	3.100%	7/27/48	CAD	4,276	3,097
	City of Toronto	3.900%	9/29/23	CAD	4,732	3,824
	City of Toronto	2.400%	6/7/27	CAD	1,590	1,168
	City of Toronto	2.950%	4/28/35	CAD	6,250	4,528
	City of Toronto	5.200%	6/1/40	CAD	1,220	1,178
	City of Toronto	4.700%	6/10/41	CAD	2,000	1,823
	City of Toronto	3.800%	12/13/42	CAD	19,000	15,426
	City of Toronto	4.150%	3/10/44	CAD	4,930	4,212
	City of Toronto	3.200%	8/1/48	CAD	1,820	1,328
	City of Winnipeg	4.100%	6/1/45	CAD	1,000	838
	City of Winnipeg	4.300%	11/15/51	CAD	3,000	2,639
	Cordelio Amalco GP I	4.087%	6/30/34	CAD	4,495	3,557
	CPPIB Capital Inc.	1.400%	6/4/20	CAD	10,700	8,083
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	35,000	40,285
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	15,000	18,006
	Export Development Canada	1.000%	12/15/20	GBP	4,000	5,238
	Export Development Canada	2.400%	6/7/21	AUD	20,564	15,017
	Export Development Canada	1.800%	9/1/22	CAD	195	146
	Export Development Canada	1.375%	12/8/23	GBP	10,000	13,139
	Fair Hydro Trust	3.357%	5/15/33	CAD	7,125	5,543
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	2,894
	Hydro-Quebec	11.000%	8/15/20	CAD	1,450	1,253
	Hydro-Quebec	10.500%	10/15/21	CAD	4,000	3,705
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	11,371
	Hydro-Quebec	6.000%	8/15/31	CAD	9,290	9,397
	Hydro-Quebec	6.500%	1/16/35	CAD	4,155	4,502
	Hydro-Quebec	6.500%	2/15/35	CAD	16,000	17,547
	Hydro-Quebec	6.000%	2/15/40	CAD	15,915	17,587
	Hydro-Quebec	5.000%	2/15/45	CAD	18,950	19,352
	Hydro-Quebec	5.000%	2/15/50	CAD	34,400	36,318
	Hydro-Quebec	4.000%	2/15/55	CAD	16,247	14,956
2,5	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,561
2,5	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,790	3,390
2,5	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	4,123	3,758
	Lower Mattagami Energy LP	3.416%	6/20/24	CAD	2,000	1,576
	Lower Mattagami Energy LP	5.139%	5/18/41	CAD	5,000	4,669
5	Maritime Link Financing Trust	3.500%	12/1/52	CAD	7,362	5,878
	Municipal Finance Authority of British Columbia	4.450%	6/1/20	CAD	400	314
	Municipal Finance Authority of British Columbia	1.650%	4/19/21	CAD	4,500	3,393
	Municipal Finance Authority of British Columbia	4.150%	6/1/21	CAD	4,030	3,206
	Municipal Finance Authority of British Columbia	2.600%	4/23/23	CAD	1,848	1,419
	Municipal Finance Authority of British Columbia	2.800%	12/3/23	CAD	6,125	4,740
	Municipal Finance Authority of British Columbia	2.950%	10/14/24	CAD	5,985	4,668

	Municipal Finance Authority of British Columbia	2.500%	4/19/26	CAD	1,850	1,393
	Municipal Finance Authority of British Columbia	3.050%	10/23/28	CAD	7,620	5,920
2,5	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	5,300	4,442
2,5	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	1,000	867
2,5	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	3,500	3,170
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	2,000	2,069
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,500	1,173
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,300
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	9,533
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,000	7,280
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	1,439	1,293
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	10,000	7,421
	OPB Finance Trust	2.950%	2/2/26	CAD	29,000	22,319
	OPB Finance Trust	2.980%	1/25/27	CAD	4,985	3,831
	Province of Alberta	1.250%	6/1/20	CAD	15,825	11,938
	Province of Alberta	1.350%	9/1/21	CAD	22,745	17,003
	Province of Alberta	1.000%	11/15/21	GBP	6,300	8,188
	Province of Alberta	1.600%	9/1/22	CAD	9,000	6,711
	Province of Alberta	3.400%	12/1/23	CAD	3,000	2,393
	Province of Alberta	0.625%	4/18/25	EUR	10,600	12,269
	Province of Alberta	2.350%	6/1/25	CAD	9,300	7,017
	Province of Alberta	2.200%	6/1/26	CAD	20,000	14,821
	Province of Alberta	2.550%	6/1/27	CAD	22,285	16,805
	Province of Alberta	2.900%	12/1/28	CAD	6,625	5,109
	Province of Alberta	2.900%	9/20/29	CAD	6,000	4,597
	Province of Alberta	3.900%	12/1/33	CAD	7,075	5,957
	Province of Alberta	4.500%	12/1/40	CAD	5,000	4,618
	Province of Alberta	3.450%	12/1/43	CAD	19,075	15,235
	Province of Alberta	3.300%	12/1/46	CAD	19,165	14,959
	Province of Alberta	3.050%	12/1/48	CAD	37,891	28,324
	Province of Alberta	3.100%	6/1/50	CAD	4,405	3,306
	Province of British Columbia	4.800%	6/15/21	CAD	94	76
	Province of British Columbia	3.250%	12/18/21	CAD	2,270	1,785
	Province of British Columbia	2.700%	12/18/22	CAD	4,902	3,808
	Province of British Columbia	3.300%	12/18/23	CAD	15,275	12,184
	Province of British Columbia	2.850%	6/18/25	CAD	5,185	4,055
	Province of British Columbia	2.300%	6/18/26	CAD	15,000	11,287
	Province of British Columbia	2.550%	6/18/27	CAD	4,000	3,045
	Province of British Columbia	2.950%	12/18/28	CAD	24,932	19,552
	Province of British Columbia	5.700%	6/18/29	CAD	13,575	13,132
	Province of British Columbia	6.350%	6/18/31	CAD	15,000	15,695
	Province of British Columbia	4.700%	6/18/37	CAD	3,160	2,992
	Province of British Columbia	4.950%	6/18/40	CAD	8,000	7,974
	Province of British Columbia	4.300%	6/18/42	CAD	21,705	20,133
	Province of British Columbia	3.200%	6/18/44	CAD	12,800	10,078
	Province of British Columbia	2.800%	6/18/48	CAD	31,496	23,096
	Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,124
	Province of British Columbia	2.950%	6/18/50	CAD	8,965	6,794
	Province of Manitoba	4.750%	2/11/20	CAD	5,250	4,109
	Province of Manitoba	4.150%	6/3/20	CAD	6,000	4,696
	Province of Manitoba	1.600%	9/5/20	CAD	3,000	2,271
	Province of Manitoba	1.550%	9/5/21	CAD	5,000	3,759

Province of Manitoba	0.750%	12/15/21	GBP	6,300	8,126
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,384
Province of Manitoba	2.450%	6/2/25	CAD	6,935	5,259
Province of Manitoba	4.400%	9/5/25	CAD	3,500	2,965
Province of Manitoba	2.550%	6/2/26	CAD	19,000	14,420
Province of Manitoba	2.600%	6/2/27	CAD	7,000	5,283
Province of Manitoba	3.000%	6/2/28	CAD	10,000	7,759
Province of Manitoba	3.250%	9/5/29	CAD	2,270	1,791
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,053
Province of Manitoba	4.600%	3/5/38	CAD	3,000	2,718
Province of Manitoba	4.650%	3/5/40	CAD	4,000	3,702
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,307
Province of Manitoba	4.400%	3/5/42	CAD	6,500	5,857
Province of Manitoba	3.350%	3/5/43	CAD	2,000	1,541
Province of Manitoba	4.050%	9/5/45	CAD	5,000	4,332
Province of Manitoba	2.850%	9/5/46	CAD	8,020	5,644
Province of Manitoba	3.400%	9/5/48	CAD	17,049	13,363
Province of Manitoba	3.200%	3/5/50	CAD	3,000	2,262
Province of Manitoba	4.700%	3/5/50	CAD	235	229
Province of Manitoba	3.150%	9/5/52	CAD	2,750	2,029
Province of Manitoba	3.450%	3/5/63	CAD	3,597	2,796
Province of New Brunswick	4.500%	6/2/20	CAD	2,000	1,572
Province of New Brunswick	1.550%	5/4/22	CAD	98	73
Province of New Brunswick	2.850%	6/2/23	CAD	10,000	7,767
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	8,868
Province of New Brunswick	2.600%	8/14/26	CAD	10,000	7,582
Province of New Brunswick	2.350%	8/14/27	CAD	1,700	1,254
Province of New Brunswick	5.500%	1/27/34	CAD	4,000	3,883
Province of New Brunswick	4.550%	3/26/37	CAD	7,000	6,245
Province of New Brunswick	4.800%	9/26/39	CAD	2,420	2,262
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	2,813
Province of New Brunswick	3.550%	6/3/43	CAD	3,000	2,365
Province of New Brunswick	3.800%	8/14/45	CAD	7,965	6,568
Province of New Brunswick	3.100%	8/14/48	CAD	16,480	12,060
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,746
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	10,000	7,746
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	965
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	15,000	11,438
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,270	2,090
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	15,205	11,338
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	10,904	8,822
Province of Nova Scotia	4.100%	6/1/21	CAD	7,980	6,357
Province of Nova Scotia	2.100%	6/1/27	CAD	16,000	11,684
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,009
Province of Nova Scotia	4.500%	6/1/37	CAD	5,000	4,541
Province of Nova Scotia	4.700%	6/1/41	CAD	2,000	1,896
Province of Nova Scotia	4.400%	6/1/42	CAD	6,000	5,511
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,407
Province of Nova Scotia	3.500%	6/2/62	CAD	7,220	5,933
Province of Ontario	2.375%	5/7/20	CHF	1,100	1,147
Province of Ontario	4.200%	6/2/20	CAD	35,839	28,081
Province of Ontario	4.850%	6/2/20	CAD	10,000	7,899
Province of Ontario	3.000%	9/28/20	EUR	7,750	9,347
Province of Ontario	6.250%	9/29/20	AUD	9,535	7,374
Province of Ontario	4.000%	6/2/21	CAD	40,720	32,369
Province of Ontario	1.350%	3/8/22	CAD	32,500	24,169
Province of Ontario	3.150%	6/2/22	CAD	88,000	69,092

Province of Ontario	2.850%	6/2/23	CAD	62,090	48,383
Province of Ontario	2.600%	9/8/23	CAD	24,200	18,663
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,201
Province of Ontario	3.500%	6/2/24	CAD	46,250	37,167
Province of Ontario	0.375%	6/14/24	EUR	24,200	27,835
Province of Ontario	0.875%	1/21/25	EUR	5,000	5,896
Province of Ontario	2.600%	6/2/25	CAD	77,465	59,415
Province of Ontario	2.400%	6/2/26	CAD	28,280	21,301
Province of Ontario	2.600%	6/2/27	CAD	74,500	56,576
Province of Ontario	7.600%	6/2/27	CAD	15,000	15,645
Province of Ontario	2.900%	6/2/28	CAD	50,432	39,089
Province of Ontario	6.500%	3/8/29	CAD	16,560	16,633
Province of Ontario	6.200%	6/2/31	CAD	13,000	13,391
Province of Ontario	5.850%	3/8/33	CAD	22,850	23,255
Province of Ontario	5.600%	6/2/35	CAD	39,000	39,530
Province of Ontario	4.700%	6/2/37	CAD	44,200	41,392
Province of Ontario	4.600%	6/2/39	CAD	44,500	41,628
Province of Ontario	4.650%	6/2/41	CAD	72,175	68,640
Province of Ontario	3.500%	6/2/43	CAD	54,000	43,859
Province of Ontario	3.450%	6/2/45	CAD	73,735	59,620
Province of Ontario	2.900%	12/2/46	CAD	65,467	47,918
Province of Ontario	2.800%	6/2/48	CAD	60,296	43,365
Province of Ontario	2.900%	6/2/49	CAD	52,266	38,402
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,994	2,374
Province of Quebec	4.500%	12/1/20	CAD	22,597	17,976
Province of Quebec	4.250%	12/1/21	CAD	46,000	37,095
Province of Quebec	1.650%	3/3/22	CAD	15,000	11,277
Province of Quebec	0.875%	5/24/22	GBP	1,500	1,938
Province of Quebec	3.500%	12/1/22	CAD	36,220	28,895
Province of Quebec	9.375%	1/16/23	CAD	3,000	2,891
Province of Quebec	2.450%	3/1/23	CAD	2,000	1,539
Province of Quebec	2.250%	7/17/23	EUR	13,500	16,930
Province of Quebec	3.000%	9/1/23	CAD	20,240	15,889
Province of Quebec	2.375%	1/22/24	EUR	1,000	1,267
Province of Quebec	3.750%	9/1/24	CAD	19,650	16,022
Province of Quebec	0.875%	1/15/25	EUR	17,600	20,780
Province of Quebec	5.350%	6/1/25	CAD	5,000	4,428
Province of Quebec	2.600%	7/6/25	CAD	835	642
Province of Quebec	2.750%	9/1/25	CAD	28,480	22,064
Province of Quebec	8.500%	4/1/26	CAD	10,000	10,531
Province of Quebec	2.500%	9/1/26	CAD	37,500	28,484
Province of Quebec	0.875%	5/4/27	EUR	31,900	37,099
Province of Quebec	2.750%	9/1/27	CAD	42,178	32,483
Province of Quebec	2.750%	9/1/28	CAD	23,740	18,252
Province of Quebec	6.000%	10/1/29	CAD	15,000	14,876
Province of Quebec	6.250%	6/1/32	CAD	15,370	16,120
Province of Quebec	5.750%	12/1/36	CAD	17,240	18,078
Province of Quebec	5.000%	12/1/38	CAD	21,900	21,547
Province of Quebec	5.000%	12/1/41	CAD	42,690	42,800
Province of Quebec	4.250%	12/1/43	CAD	34,125	31,279
Province of Quebec	3.500%	12/1/45	CAD	56,425	46,320
Province of Quebec	3.500%	12/1/48	CAD	49,000	40,612
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,522
Province of Saskatchewan	2.550%	6/2/26	CAD	4,875	3,706
Province of Saskatchewan	2.650%	6/2/27	CAD	10,000	7,609
Province of Saskatchewan	5.750%	3/5/29	CAD	6,000	5,741
Province of Saskatchewan	5.000%	3/5/37	CAD	240	230

Province of Saskatchewan	4.750%	6/1/40	CAD	2,400	2,286
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	2,778
Province of Saskatchewan	3.900%	6/2/45	CAD	6,000	5,177
Province of Saskatchewan	2.750%	12/2/46	CAD	11,950	8,429
Province of Saskatchewan	3.300%	6/2/48	CAD	10,920	8,589
Province of Saskatchewan	3.100%	6/2/50	CAD	4,295	3,257
Province of Saskatchewan	3.750%	3/5/54	CAD	2,795	2,400
Province of Saskatchewan	2.950%	6/2/58	CAD	900	656
PSP Capital Inc.	1.730%	6/21/22	CAD	2,000	1,500
PSP Capital Inc.	2.090%	11/22/23	CAD	4,000	3,010
PSP Capital Inc.	3.290%	4/4/24	CAD	19,825	15,742
Regional Municipality of Peel	5.100%	6/29/40	CAD	1,600	1,538
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,785
Regional Municipality of York	2.500%	6/2/26	CAD	3,000	2,247
Regional Municipality of York	2.350%	6/9/27	CAD	4,990	3,671
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	1,995
Toronto Hydro Corp.	2.520%	8/25/26	CAD	5,500	4,113
Toronto Hydro Corp.	3.485%	2/28/48	CAD	4,500	3,356
4,942,752
Total Canada (Cost $6,747,305)	6,605,129
Chile (0.0%)
Sovereign Bonds (0.0%)
Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,628
Republic of Chile	1.750%	1/20/26	EUR	100	120
1	Republic of Chile	1.440%	2/1/29	EUR	15,000	17,024
Republic of Chile	1.875%	5/27/30	EUR	22,900	26,975
Total Chile (Cost $50,672)	47,747
China (0.1%)
Sovereign Bonds (0.1%)
China Development Bank	0.375%	11/16/21	EUR	21,900	25,004
China Development Bank	0.875%	1/24/24	EUR	1,600	1,832
China Development Bank Corp.	0.500%	6/1/21	EUR	22,800	26,112
Export-Import Bank of China	0.250%	3/14/20	EUR	100	114
Export-Import Bank of China	0.750%	6/8/22	EUR	2,840	3,274
Export-Import Bank of China	0.750%	5/28/23	EUR	18,000	20,579
Sinopec Group Overseas Development 2013 Ltd.	2.625%	10/17/20	EUR	2,350	2,793
Sinopec Group Overseas Development 2015 Ltd.	1.000%	4/28/22	EUR	11,000	12,717
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,712
State Grid Overseas Investment 2016 Ltd.	1.375%	5/2/25	EUR	7,000	7,915
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,731
Total China (Cost $112,615)	109,783
Colombia (0.0%)
Sovereign Bonds (0.0%)
1	Republic of Colombia (Cost $6,513)	3.875%	3/22/26	EUR	5,000	6,508
Czech Republic (0.2%)
Corporate Bonds (0.0%)
CPI Property Group SA	1.450%	4/14/22	EUR	4,000	4,539

Sovereign Bonds (0.2%)
CEZ AS	4.500%	6/29/20	EUR	550	666
CEZ AS	5.000%	10/19/21	EUR	2,000	2,558

	CEZ AS	4.875%	4/16/25	EUR	12,500	17,057
	CEZ AS	3.000%	6/5/28	EUR	500	612
	Czech Republic	4.125%	3/18/20	EUR	7,000	8,400
	Czech Republic	3.750%	9/12/20	CZK	489,910	22,455
	Czech Republic	3.625%	4/14/21	EUR	13,155	16,291
	Czech Republic	3.850%	9/29/21	CZK	350,000	16,432
	Czech Republic	3.875%	5/24/22	EUR	2,620	3,377
	Czech Republic	4.700%	9/12/22	CZK	130,000	6,393
	Czech Republic	0.450%	10/25/23	CZK	390,910	16,459
	Czech Republic	5.700%	5/25/24	CZK	220,000	11,864
	Czech Republic	2.400%	9/17/25	CZK	250,000	11,610
	Czech Republic	2.500%	8/25/28	CZK	370,000	17,583
	Czech Republic	2.750%	7/23/29	CZK	688,340	33,292
	Czech Republic	0.950%	5/15/30	CZK	660,000	26,188
	Czech Republic	2.000%	10/13/33	CZK	120,000	5,191
	Czech Republic	4.200%	12/4/36	CZK	150,000	8,373
	Czech Republic	4.850%	11/26/57	CZK	80,000	5,187
						229,988
Total Czech Republic (Cost $236,051)						234,527
Denmark (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	Danske Bank A/S	1.625%	2/28/20	EUR	5,000	5,834
	Danske Bank A/S	0.250%	6/4/20	EUR	3,800	4,374
	Danske Bank A/S	0.125%	3/9/21	EUR	2,300	2,644
	Danske Bank A/S	1.250%	6/11/21	EUR	10,000	11,795
	Danske Bank A/S	3.750%	6/23/22	EUR	500	643
	DLR Kredit A/S	1.000%	10/1/22	DKK	200,000	31,777
	Jyske Realkredit A/S	0.250%	4/1/21	EUR	10,800	12,437
	Jyske Realkredit A/S	0.250%	7/1/23	EUR	8,000	9,174
	Jyske Realkredit A/S	0.500%	10/1/26	EUR	13,500	15,304
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	200,000	31,869
	Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	1,251	209
	Nykredit Realkredit A/S	1.000%	7/1/21	DKK	285,000	44,946
	Nykredit Realkredit A/S	1.000%	1/1/22	DKK	348,000	55,100
	Nykredit Realkredit A/S	2.000%	10/1/47	DKK	168,947	26,627
						252,733
Corporate Bonds (0.2%)
	AP Moller - Maersk A/S	1.750%	3/18/21	EUR	10,700	12,524
	AP Moller - Maersk A/S	4.000%	4/4/25	GBP	5,500	7,381
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	1,000	1,097
	Carlsberg Breweries A/S	2.625%	11/15/22	EUR	120	149
	Carlsberg Breweries A/S	0.500%	9/6/23	EUR	500	569
	Carlsberg Breweries A/S	2.500%	5/28/24	EUR	17,000	21,079
	Danske Bank A/S	0.750%	5/4/20	EUR	5,200	5,979
	Danske Bank A/S	0.500%	5/6/21	EUR	8,600	9,826
	Danske Bank A/S	0.125%	2/14/22	EUR	21,670	24,861
	Danske Bank A/S	0.250%	11/28/22	EUR	1,700	1,901
	Danske Bank A/S	0.875%	5/22/23	EUR	16,000	17,646
	Danske Bank A/S	0.750%	6/2/23	EUR	6,100	6,920
1	Danske Bank A/S	2.750%	5/19/26	EUR	9,800	11,453
	ISS Global A/S	1.125%	1/7/21	EUR	14,752	17,110
	ISS Global A/S	2.125%	12/2/24	EUR	500	604
	ISS Global A/S	1.500%	8/31/27	EUR	20,100	22,533
1	Jyske Bank A/S	2.250%	4/5/29	EUR	15,100	16,688
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/22	DKK	137,000	22,075

	Nykredit Realkredit A/S	0.750%	7/14/21	EUR	300	344
1	Nykredit Realkredit A/S	2.750%	11/17/27	EUR	7,600	9,022
						209,761
Sovereign Bonds (0.4%)
	Kingdom of Denmark	3.000%	11/15/21	DKK	179,410	30,210
	Kingdom of Denmark	1.500%	11/15/23	DKK	242,545	40,425
	Kingdom of Denmark	7.000%	11/10/24	DKK	74,285	16,181
	Kingdom of Denmark	1.750%	11/15/25	DKK	177,300	30,658
	Kingdom of Denmark	0.500%	11/15/27	DKK	461,000	73,269
	Kingdom of Denmark	4.500%	11/15/39	DKK	547,830	148,639
	Kommunekredit	0.250%	10/9/20	EUR	3,000	3,463
	Kommunekredit	0.250%	3/29/23	EUR	700	810
	Kommunekredit	0.250%	5/15/23	EUR	600	694
	Kommunekredit	0.250%	2/16/24	EUR	2,000	2,304
	Kommunekredit	0.750%	5/18/27	EUR	25,178	29,308
	Orsted A/S	1.500%	11/26/29	EUR	20,089	23,255
	Orsted A/S	4.875%	1/12/32	GBP	2,500	4,029
	Orsted A/S	5.750%	4/9/40	GBP	4,000	7,484
1	Orsted A/S	6.250%	6/26/13	EUR	1,045	1,367
						412,096
Total Denmark (Cost $851,226)						874,590
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Danske Bank Oyj	0.250%	11/26/20	EUR	10,000	11,524
	Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,503
	Nordea Mortgage Bank plc	4.000%	2/10/21	EUR	12,000	14,887
	Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	5,000	5,751
	Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	13,000	14,951
	OP Mortgage Bank	1.500%	3/17/21	EUR	10,000	11,848
	OP Mortgage Bank	0.625%	9/4/22	EUR	22,700	26,585
	OP Mortgage Bank	0.250%	3/13/24	EUR	30,000	34,450
						122,499
Corporate Bonds (0.1%)
	Citycon Oyj	3.750%	6/24/20	EUR	500	607
	Citycon Treasury BV	2.375%	1/15/27	EUR	10,000	10,688
	Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,396
	Nordea Bank AB	4.000%	6/29/20	EUR	13,743	16,594
	Nordea Bank AB	4.000%	3/29/21	EUR	6,110	7,494
	Nordea Bank AB	2.375%	6/2/22	GBP	7,000	9,389
	Nordea Bank AB	3.250%	7/5/22	EUR	5,400	6,784
	Nordea Bank AB	1.125%	2/12/25	EUR	10,000	11,807
1	Nordea Bank AB	1.875%	11/10/25	EUR	5,000	5,820
	Nordea Mortgage Bank plc	0.025%	1/24/22	EUR	10,000	11,481
	Nordea Mortgage Bank plc	0.625%	10/19/22	EUR	300	351
	Nordea Mortgage Bank plc	0.250%	2/28/23	EUR	1,000	1,153
	OP Corporate Bank plc	2.000%	3/3/21	EUR	3,000	3,565
	OP Corporate Bank plc	0.875%	6/21/21	EUR	8,000	9,286
	OP Corporate Bank plc	0.750%	3/3/22	EUR	1,000	1,158
	OP Corporate Bank plc	2.500%	5/20/22	GBP	1,800	2,425
	OP Mortgage Bank	0.250%	5/11/23	EUR	6,745	7,775
	Sampo Oyj	1.500%	9/16/21	EUR	5,800	6,833
	Sampo Oyj	1.000%	9/18/23	EUR	500	577
						116,183
Sovereign Bonds (0.5%)
6	Finnvera Oyj	0.625%	11/19/21	EUR	20,000	23,461

	Fortum Oyj	4.000%	5/24/21	EUR	5,000	6,174
	Fortum Oyj	2.250%	9/6/22	EUR	9,500	11,416
	Municipality Finance plc	0.750%	12/15/20	GBP	1,200	1,563
	Municipality Finance plc	0.625%	11/26/26	EUR	5,000	5,809
	Municipality Finance plc	1.250%	2/23/33	EUR	10,000	11,832
2	Republic of Finland	3.375%	4/15/20	EUR	18,370	22,009
2	Republic of Finland	0.375%	9/15/20	EUR	70,450	81,763
2	Republic of Finland	1.625%	12/15/20	GBP	4,000	5,302
2	Republic of Finland	3.500%	4/15/21	EUR	13,000	16,183
2	Republic of Finland	0.000%	4/15/22	EUR	26,000	30,111
2	Republic of Finland	1.625%	9/15/22	EUR	7,080	8,685
2	Republic of Finland	1.500%	4/15/23	EUR	35,140	43,228
2	Republic of Finland	0.000%	9/15/23	EUR	33,750	39,009
2	Republic of Finland	2.000%	4/15/24	EUR	29,000	36,896
2	Republic of Finland	4.000%	7/4/25	EUR	43,663	62,897
2	Republic of Finland	0.875%	9/15/25	EUR	10,500	12,682
2	Republic of Finland	0.500%	4/15/26	EUR	16,640	19,573
	Republic of Finland	0.500%	9/15/27	EUR	11,000	12,819
2	Republic of Finland	2.750%	7/4/28	EUR	11,353	15,894
2	Republic of Finland	0.750%	4/15/31	EUR	40,492	47,089
2	Republic of Finland	1.125%	4/15/34	EUR	25,000	30,013
2	Republic of Finland	2.625%	7/4/42	EUR	14,215	22,168
2	Republic of Finland	1.375%	4/15/47	EUR	21,000	26,060
						592,636
Total Finland (Cost $819,290)						831,318
France (11.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
	Arkea Home Loans SFH SA	4.500%	4/13/21	EUR	1,000	1,259
	Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	6,000	7,524
	Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	10,000	11,843
	BNP Paribas Home Loan SFH	3.750%	4/20/20	EUR	3,000	3,599
	BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	8,772
	BNP Paribas Home Loan SFH	0.250%	9/2/21	EUR	10,500	12,123
	BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	8,802
	BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	5,923
	BPCE SFH SA	0.375%	7/28/20	EUR	700	808
	BPCE SFH SA	2.125%	9/17/20	EUR	15,000	17,812
	BPCE SFH SA	3.750%	9/13/21	EUR	6,300	7,931
	BPCE SFH SA	4.000%	3/23/22	EUR	3,000	3,865
	BPCE SFH SA	2.375%	11/29/23	EUR	5,000	6,319
	BPCE SFH SA	1.750%	6/27/24	EUR	20,000	24,688
	BPCE SFH SA	1.000%	2/24/25	EUR	13,500	16,015
	Caisse de Refinancement de l’Habitat SA	3.750%	2/19/20	EUR	15,000	17,876
	Caisse de Refinancement de l’Habitat SA	3.500%	6/22/20	EUR	5,000	6,014
	Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,071
	Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,511
	Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	19,870	25,815
	Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	12,172
	Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	9,389
	Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	6,739
	Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	11,600	15,579
	Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,120	1,440
	Caisse Francaise de Financement Local	1.750%	7/16/20	EUR	10,000	11,771
	Caisse Francaise de Financement Local	4.250%	1/26/21	EUR	7,000	8,708
	Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	3,866
	Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	19,000	22,195

Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	17,905
Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	12,000	15,186
Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	10,000	11,505
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	5,826
Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	23,100	26,340
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	3,400	4,055
Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	10,000	11,464
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	13,058
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	569
Cie de Financement Foncier SA	3.500%	11/5/20	EUR	16,400	19,974
Cie de Financement Foncier SA	4.375%	4/15/21	EUR	16,628	20,908
Cie de Financement Foncier SA	4.875%	5/25/21	EUR	16,544	21,102
Cie de Financement Foncier SA	5.750%	10/4/21	EUR	500	661
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,230
Cie de Financement Foncier SA	0.625%	11/12/21	EUR	24,000	27,967
Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,289
Cie de Financement Foncier SA	0.250%	3/16/22	EUR	16,000	18,433
Cie de Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,205
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	22,000	25,658
Cie de Financement Foncier SA	0.250%	4/11/23	EUR	200	230
Cie de Financement Foncier SA	0.325%	9/12/23	EUR	10,000	11,495
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	14,300	17,822
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	10,000	11,547
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	7,000	8,180
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	25,300	35,700
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	100	118
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	5,600	6,222
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	2,350	3,911
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	4,000	7,121
Credit Agricole Home Loan SFH SA	1.625%	3/11/20	EUR	8,400	9,810
Credit Agricole Home Loan SFH SA	0.125%	8/28/20	EUR	200	230
Credit Agricole Home Loan SFH SA	3.875%	1/12/21	EUR	7,500	9,257
Credit Agricole Home Loan SFH SA	0.375%	10/21/21	EUR	10,000	11,596
Credit Agricole Home Loan SFH SA	4.000%	1/17/22	EUR	5,000	6,410
Credit Agricole Home Loan SFH SA	0.625%	11/28/22	EUR	16,000	18,701
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	3,000	3,506
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	100	115
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	2,000	2,810
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	1,500	1,714
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	36,000	41,475
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	15,000	17,268
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	18,000	21,042
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	6,200	7,632
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	1,000	1,113
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	700	812
Credit Mutuel - CIC Home Loan SFH SA	1.375%	4/22/20	EUR	6,500	7,581
Credit Mutuel - CIC Home Loan SFH SA	4.375%	3/17/21	EUR	1,400	1,754
Credit Mutuel - CIC Home Loan SFH SA	0.500%	1/21/22	EUR	10,000	11,620
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/16/23	EUR	6,100	8,089
Credit Mutuel - CIC Home Loan SFH SA	2.500%	9/11/23	EUR	3,000	3,798
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/19/24	EUR	1,000	1,365
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/10/25	EUR	2,200	2,554
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/2/26	EUR	5,000	5,761
Credit Mutuel - CIC Home Loan SFH SA	0.875%	4/7/26	EUR	800	936
Credit Mutuel - CIC Home Loan SFH SA	0.750%	9/15/27	EUR	8,600	9,857
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,371
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,798

HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,108
La Banque Postale Home Loan SFH SA	1.875%	9/11/20	EUR	6,200	7,331
La Banque Postale Home Loan SFH SA	0.175%	4/22/22	EUR	5,000	5,758
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	4,800	6,080
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	1,000	1,141
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	1,000	1,159
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	6,136
Societe Generale SFH SA	0.125%	2/27/20	EUR	1,000	1,149
Societe Generale SFH SA	1.750%	3/5/20	EUR	3,000	3,506
Societe Generale SFH SA	1.625%	1/5/21	EUR	10,900	12,898
Societe Generale SFH SA	4.000%	1/18/22	EUR	2,000	2,562
Societe Generale SFH SA	2.000%	4/29/24	EUR	13,400	16,726
Societe Generale SFH SA	0.750%	1/19/28	EUR	10,000	11,459
					931,098
Corporate Bonds (2.0%)
Accor SA	2.375%	9/17/23	EUR	2,300	2,785
Accor SA	1.250%	1/25/24	EUR	9,800	11,240
Air Liquide Finance SA	2.125%	10/15/21	EUR	5,300	6,403
Air Liquide Finance SA	0.500%	6/13/22	EUR	1,400	1,620
Air Liquide Finance SA	1.250%	6/3/25	EUR	5,600	6,653
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	116
Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,173
Air Liquide SA	2.375%	9/6/23	EUR	2,300	2,879
Airbus Finance BV	2.375%	4/2/24	EUR	3,700	4,627
Airbus Finance BV	0.875%	5/13/26	EUR	800	915
Airbus Finance BV	2.125%	10/29/29	EUR	700	877
Airbus Finance BV	1.375%	5/13/31	EUR	6,336	7,253
Altarea SCA	2.250%	7/5/24	EUR	10,000	11,206
APRR SA	1.125%	1/15/21	EUR	13,400	15,634
APRR SA	1.500%	1/15/24	EUR	600	720
APRR SA	1.875%	1/15/25	EUR	2,400	2,931
APRR SA	1.125%	1/9/26	EUR	10,700	12,467
APRR SA	1.250%	1/6/27	EUR	10,800	12,669
APRR SA	1.500%	1/25/30	EUR	200	232
APRR SA	1.875%	1/6/31	EUR	200	239
APRR SA	1.625%	1/13/32	EUR	9,400	10,793
APRR SA	1.500%	1/17/33	EUR	300	337
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	100	114
Arkema SA	3.850%	4/30/20	EUR	9,500	11,365
Arkema SA	1.500%	4/20/27	EUR	17,600	20,221
Auchan Holding SA	1.750%	4/23/21	EUR	3,100	3,605
Auchan Holding SA	2.375%	12/12/22	EUR	2,000	2,328
Auchan Holding SA	2.250%	4/6/23	EUR	6,000	6,916
Auchan Holding SADIR	0.625%	2/7/22	EUR	100	111
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,350	2,820
Autoroutes du Sud de la France SA	5.625%	7/4/22	EUR	100	135
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,400	4,272
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,613
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	1,400	1,614
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	700	802
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	400	463
AXA Bank Europe SCF	0.125%	3/14/22	EUR	1,000	1,148
AXA Bank Europe SCF	0.375%	3/23/23	EUR	1,000	1,154
AXA Bank Europe SCF	1.375%	4/18/33	EUR	8,900	10,412
AXA SA	7.125%	12/15/20	GBP	6,290	9,069
AXA SA	1.125%	5/15/28	EUR	700	817
AXA SA	5.250%	4/16/40	EUR	2,350	2,836

1	AXA SA	5.125%	7/4/43	EUR	7,000	9,095
1	AXA SA	3.375%	7/6/47	EUR	10,650	12,583
1	AXA SA	3.875%	5/20/49	EUR	3,450	4,144
1	AXA SA	3.250%	5/28/49	EUR	5,000	5,718
1	AXA SA	6.686%	7/29/49	GBP	1,800	2,642
1	AXA SA	3.941%	11/29/49	EUR	12,080	14,704
1	AXA SA	5.453%	12/31/49	GBP	150	205
1	AXA SA	5.625%	1/16/54	GBP	18,870	27,221
	Banque Federative du Credit Mutuel SA	0.875%	6/8/20	GBP	3,500	4,545
	Banque Federative du Credit Mutuel SA	4.125%	7/20/20	EUR	250	303
	Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	4,868
	Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	16,000	19,291
	Banque Federative du Credit Mutuel SA	0.375%	1/13/22	EUR	400	460
	Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	6,300	7,971
	Banque Federative du Credit Mutuel SA	0.500%	11/16/22	EUR	10,000	11,452
	Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,200	10,461
	Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	10,000	12,556
	Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	17,324	21,151
	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	7,800	9,122
	Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	5,200	5,888
	Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	3,200	3,914
	Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	10,500	12,535
	Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	16,200	18,910
	Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	1,600	1,793
	Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	1,100	1,295
	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	5,000	5,772
1	BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,200	1,417
	BNP Paribas SA	2.250%	1/13/21	EUR	12,500	14,929
	BNP Paribas SA	4.125%	1/14/22	EUR	200	255
	BNP Paribas SA	0.500%	6/1/22	EUR	5,000	5,756
	BNP Paribas SA	1.125%	8/16/22	GBP	4,000	5,118
	BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,246
	BNP Paribas SA	1.125%	1/15/23	EUR	1,100	1,294
	BNP Paribas SA	4.500%	3/21/23	EUR	160	214
	BNP Paribas SA	2.875%	9/26/23	EUR	5,550	7,027
	BNP Paribas SA	1.125%	10/10/23	EUR	11,800	13,494
	BNP Paribas SA	1.125%	11/22/23	EUR	500	570
	BNP Paribas SA	2.375%	5/20/24	EUR	8,500	10,621
	BNP Paribas SA	1.000%	6/27/24	EUR	5,000	5,620
	BNP Paribas SA	2.375%	2/17/25	EUR	5,000	5,864
	BNP Paribas SA	1.250%	3/19/25	EUR	10,000	11,295
	BNP Paribas SA	1.500%	11/17/25	EUR	30,500	34,752
1	BNP Paribas SA	2.875%	3/20/26	EUR	6,000	7,078
	BNP Paribas SA	1.125%	6/11/26	EUR	32,000	35,184
	BNP Paribas SA	2.875%	10/1/26	EUR	4,800	5,744
1	BNP Paribas SA	2.625%	10/14/27	EUR	3,100	3,662
	Bouygues SA	4.250%	7/22/20	EUR	400	485
	Bouygues SA	4.500%	2/9/22	EUR	18,500	23,793
	Bouygues SA	3.625%	1/16/23	EUR	2,500	3,207
	Bouygues SA	5.500%	10/6/26	GBP	3,600	5,605
	Bouygues SA	1.375%	6/7/27	EUR	18,700	21,365
	BPCE SA	2.125%	3/17/21	EUR	9,100	10,863
	BPCE SA	1.125%	1/18/23	EUR	3,800	4,367
	BPCE SA	4.250%	2/6/23	EUR	100	131
	BPCE SA	0.375%	10/5/23	EUR	10,100	11,406
	BPCE SA	2.875%	1/16/24	EUR	8,500	10,740
	BPCE SA	0.875%	1/31/24	EUR	10,200	11,485

1	BPCE SA	2.750%	7/8/26	EUR	9,000	10,625
1	BPCE SA	2.750%	11/30/27	EUR	100	119
	BPCE SA	4.500%	4/26/28	AUD	200	148
	BPCE SA	5.250%	4/16/29	GBP	3,000	4,562
	BPCE SFH SA	0.375%	2/10/23	EUR	5,100	5,899
	BPCE SFH SA	0.375%	2/21/24	EUR	12,700	14,626
	BPCE SFH SA	0.875%	4/13/28	EUR	12,100	13,937
	BPCE SFH SA	1.000%	6/8/29	EUR	4,600	5,304
	Caisse Francaise de Financement Local	0.500%	4/13/22	EUR	5,000	5,809
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	1,500	1,713
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	2,000	2,300
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	8,000	9,239
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	10,000	12,025
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	18,000	20,829
	Cap Gemini SA	1.750%	7/1/20	EUR	23,400	27,282
	Cap Gemini SA	2.500%	7/1/23	EUR	6,000	7,359
	Capgemini SE	0.500%	11/9/21	EUR	200	230
	Capgemini SE	1.000%	10/18/24	EUR	300	342
	Capgemini SE	1.750%	4/18/28	EUR	300	343
	Carmila SA	2.375%	9/16/24	EUR	4,100	4,755
	Carmila SA	2.125%	3/7/28	EUR	1,500	1,625
	Carrefour SA	4.000%	4/9/20	EUR	6,000	7,182
	Carrefour SA	0.750%	4/26/24	EUR	9,100	10,271
	Carrefour SA	1.250%	6/3/25	EUR	3,500	3,994
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	500	572
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	2,100	2,429
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	11,000	12,542
	Cie de Saint-Gobain	0.000%	3/27/20	EUR	15,000	17,144
	Cie de Saint-Gobain	1.000%	3/17/25	EUR	900	1,024
	Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	17,700	19,717
	Cie Financiere et Industrielle des Autoroutes SA	1.125%	10/13/27	EUR	1,000	1,136
	Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	5,000	6,160
1	CNP Assurances	6.000%	9/14/40	EUR	4,000	4,962
1	CNP Assurances	7.375%	9/30/41	GBP	1,000	1,455
1	CNP Assurances	4.250%	6/5/45	EUR	3,000	3,745
1	CNP Assurances	4.500%	6/10/47	EUR	7,600	9,493
	Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	6,293
	Compagnie Financiere et Industrielle des Autoroutes SA	5.000%	5/24/21	EUR	17,400	22,158
	Covivio	1.875%	5/20/26	EUR	200	227
1	Credit Agricole Assurances SA	2.625%	1/29/48	EUR	10,100	10,453
1	Credit Agricole Assurances SA	4.750%	9/27/48	EUR	20,100	24,830
1	Credit Agricole Assurances SA	4.500%	10/31/49	EUR	2,100	2,494
	Credit Agricole SA	2.375%	11/27/20	EUR	5,000	5,969
	Credit Agricole SA	3.900%	4/19/21	EUR	100	123
	Credit Agricole SA	0.875%	1/19/22	EUR	12,400	14,428
	Credit Agricole SA	0.443%	6/9/22	JPY	300,000	2,748
	Credit Agricole SA	3.125%	7/17/23	EUR	700	892
	Credit Agricole SA	7.375%	12/18/23	GBP	800	1,299
	Credit Agricole SA	2.375%	5/20/24	EUR	2,000	2,484
	Credit Agricole SA	1.000%	9/16/24	EUR	5,000	5,813
	Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,367
	Credit Agricole SA	1.250%	4/14/26	EUR	100	116
	Credit Agricole SA	1.875%	12/20/26	EUR	10,100	11,755

	Credit Agricole SA	2.625%	3/17/27	EUR	24,100	28,785
	Credit Agricole SA	1.375%	5/3/27	EUR	800	932
	Credit Mutuel - CIC Home Loan SFH SA	1.750%	6/19/24	EUR	30,000	37,023
	Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,500	9,827
	Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	21,500	24,017
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	19,700	23,305
1	Credit Mutuel Arkea SA	1.875%	10/25/29	EUR	100	107
	Danone SA	0.167%	11/3/20	EUR	26,700	30,606
	Danone SA	3.600%	11/23/20	EUR	500	608
	Danone SA	2.250%	11/15/21	EUR	2,000	2,411
	Danone SA	0.424%	11/3/22	EUR	6,300	7,222
	Danone SA	2.600%	6/28/23	EUR	5,700	7,118
	Danone SA	1.250%	5/30/24	EUR	200	236
	Danone SA	0.709%	11/3/24	EUR	600	686
	Danone SA	1.208%	11/3/28	EUR	5,000	5,653
	Edenred	1.375%	3/10/25	EUR	100	115
	Engie Alliance GIE	5.750%	6/24/23	EUR	5,988	8,467
	Engie SA	1.375%	5/19/20	EUR	7,000	8,153
	Engie SA	6.375%	1/18/21	EUR	30	39
	Engie SA	2.625%	7/20/22	EUR	800	993
	Engie SA	3.000%	2/1/23	EUR	4,000	5,068
	Engie SA	0.875%	3/27/24	EUR	2,100	2,438
	Engie SA	2.375%	5/19/26	EUR	200	251
	Engie SA	1.375%	6/22/28	EUR	1,700	1,984
	Engie SA	7.000%	10/30/28	GBP	2,850	5,260
	Engie SA	1.375%	2/28/29	EUR	8,700	10,004
	Engie SA	1.500%	3/13/35	EUR	3,100	3,475
	Engie SA	2.000%	9/28/37	EUR	100	118
1	Engie SA	3.875%	6/2/49	EUR	3,700	4,416
1	Engie SA	4.750%	7/29/49	EUR	6,200	7,628
1	Engie SA	1.375%	12/31/49	EUR	5,100	5,475
	Engie SA	5.000%	10/1/60	GBP	3,550	6,854
	Engie SA	5.950%	3/16/11	EUR	6,172	11,923
	Gecina SA	2.000%	6/17/24	EUR	600	724
	Gecina SA	1.500%	1/20/25	EUR	10,600	12,461
	Gecina SA	1.375%	6/30/27	EUR	100	114
	Gecina SA	1.375%	1/26/28	EUR	1,100	1,236
	Gecina SA	1.000%	1/30/29	EUR	2,300	2,443
	Holding d’Infrastructures de Transport SAS	4.875%	10/27/21	EUR	1,700	2,148
	Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,100	4,781
	Holding d’Infrastructures de Transport SAS	1.625%	11/27/27	EUR	5,500	5,947
	HSBC France SA	0.625%	12/3/20	EUR	100	116
	HSBC France SA	0.200%	9/4/21	EUR	19,000	21,747
	ICADE	2.250%	4/16/21	EUR	5,000	5,930
	ICADE	1.875%	9/14/22	EUR	100	118
	ICADE	1.125%	11/17/25	EUR	10,600	11,708
	Imerys SA	0.875%	3/31/22	EUR	600	690
	Imerys SA	2.000%	12/10/24	EUR	600	707
	Imerys SA	1.500%	1/15/27	EUR	1,100	1,211
	Indigo Group SAS	1.625%	4/19/28	EUR	500	558
	JCDecaux SA	1.000%	6/1/23	EUR	10,000	11,699
	Kering SA	1.250%	5/10/26	EUR	9,300	10,804
	Klepierre SA	1.000%	4/17/23	EUR	200	233
	Klepierre SA	1.875%	2/19/26	EUR	7,600	9,090
	Klepierre SA	1.375%	2/16/27	EUR	1,200	1,382
	Klepierre SA	1.250%	9/29/31	EUR	200	214
	Legrand SA	3.375%	4/19/22	EUR	300	378

	Legrand SA	0.750%	7/6/24	EUR	200	230
	Legrand SA	1.875%	7/6/32	EUR	1,000	1,208
	LVMH Moet Hennessy Louis Vuitton SE	0.000%	5/26/20	EUR	100	114
	LVMH Moet Hennessy Louis Vuitton SE	1.750%	11/13/20	EUR	100	118
	LVMH Moet Hennessy Louis Vuitton SE	1.000%	9/24/21	EUR	2,000	2,339
	LVMH Moet Hennessy Louis Vuitton SE	0.375%	5/26/22	EUR	750	862
	LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	9,000	11,636
	LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	10,077	11,642
	Mercialys SA	1.787%	3/31/23	EUR	5,100	5,787
	Michelin Luxembourg SCS	1.125%	5/28/22	EUR	200	235
	Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	120
	Orange SA	3.875%	4/9/20	EUR	100	119
	Orange SA	7.250%	11/10/20	GBP	400	576
	Orange SA	3.875%	1/14/21	EUR	200	245
	Orange SA	3.375%	9/16/22	EUR	3,500	4,416
	Orange SA	2.500%	3/1/23	EUR	200	247
	Orange SA	3.125%	1/9/24	EUR	8,000	10,245
	Orange SA	1.000%	5/12/25	EUR	10,100	11,595
	Orange SA	5.250%	12/5/25	GBP	2,400	3,753
	Orange SA	0.875%	2/3/27	EUR	1,500	1,661
	Orange SA	1.500%	9/9/27	EUR	7,000	8,092
	Orange SA	1.375%	3/20/28	EUR	13,000	14,695
	Orange SA	8.125%	11/20/28	GBP	1,500	2,868
	Orange SA	1.375%	1/16/30	EUR	7,400	8,134
	Orange SA	1.875%	9/12/30	EUR	10,000	11,463
	Orange SA	8.125%	1/28/33	EUR	600	1,157
	Orange SA	5.625%	1/23/34	GBP	400	683
1	Orange SA	4.000%	12/31/49	EUR	18,600	22,518
1	Orange SA	4.250%	12/31/49	EUR	5,000	5,910
1	Orange SA	5.250%	12/31/49	EUR	12,150	15,387
1	Orange SA	5.875%	12/31/49	GBP	6,600	9,206
	Orange SA	5.000%	10/1/66	EUR	7,400	9,201
	Pernod Ricard SA	2.000%	6/22/20	EUR	12,900	15,159
	Pernod Ricard SA	1.500%	5/18/26	EUR	3,000	3,510
	Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	11,682
	Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	6,157
	RCI Banque SA	0.625%	3/4/20	EUR	100	115
	RCI Banque SA	1.375%	11/17/20	EUR	4,000	4,645
	RCI Banque SA	0.250%	7/12/21	EUR	900	1,019
	RCI Banque SA	0.625%	11/10/21	EUR	1,967	2,239
	RCI Banque SA	0.750%	1/12/22	EUR	900	1,023
	RCI Banque SA	0.750%	9/26/22	EUR	10,000	11,283
	RCI Banque SA	1.875%	11/8/22	GBP	1,800	2,291
	RCI Banque SA	1.000%	5/17/23	EUR	6,400	7,215
	RCI Banque SA	0.500%	9/15/23	EUR	11,800	12,980
	RCI Banque SA	1.375%	3/8/24	EUR	11,000	12,454
	RCI Banque SA	1.625%	4/11/25	EUR	9,400	10,655
	RCI Banque SA	1.625%	5/26/26	EUR	800	894
	Renault SA	3.125%	3/5/21	EUR	2,125	2,555
	Renault SA	1.000%	3/8/23	EUR	600	681
	Renault SA	1.000%	4/18/24	EUR	3,100	3,432
	Renault SA	1.000%	11/28/25	EUR	2,600	2,830
	Sanef SA	0.950%	10/19/28	EUR	1,300	1,406
	Sanofi	1.875%	9/4/20	EUR	6,100	7,158
	Sanofi	0.875%	9/22/21	EUR	700	818
	Sanofi	0.000%	9/13/22	EUR	5,100	5,812
	Sanofi	0.500%	3/21/23	EUR	12,000	13,900

	Sanofi	2.500%	11/14/23	EUR	5,000	6,294
	Sanofi	1.750%	9/10/26	EUR	7,000	8,563
	Sanofi	0.500%	1/13/27	EUR	400	446
	Sanofi	1.125%	4/5/28	EUR	10,400	12,107
	Sanofi	1.375%	3/21/30	EUR	15,000	17,640
	Sanofi	1.875%	3/21/38	EUR	7,000	8,373
	Schneider Electric SE	2.500%	9/6/21	EUR	1,100	1,337
	Schneider Electric SE	1.500%	9/8/23	EUR	400	478
	Schneider Electric SE	0.250%	9/9/24	EUR	1,000	1,114
	Schneider Electric SE	0.875%	3/11/25	EUR	3,200	3,670
1	SCOR SE	3.000%	6/8/46	EUR	100	118
	Societe Generale SA	0.750%	11/25/20	EUR	10,000	11,603
	Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,254
	Societe Generale SA	0.250%	1/18/22	EUR	10,000	11,410
	Societe Generale SA	1.000%	4/1/22	EUR	10,000	11,519
	Societe Generale SA	0.448%	5/26/22	JPY	900,000	8,183
	Societe Generale SA	4.250%	7/13/22	EUR	2,500	3,239
	Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,560
	Societe Generale SA	2.625%	2/27/25	EUR	100	118
	Societe Generale SFH SA	0.500%	1/20/23	EUR	1,700	1,978
	Societe Generale SFH SA	0.250%	9/11/23	EUR	100	115
	Societe Generale SFH SA	0.500%	1/28/26	EUR	1,200	1,374
	Sodexo SA	2.500%	6/24/26	EUR	600	756
1	Sogecap SA	4.125%	12/31/49	EUR	100	117
	Suez	4.078%	5/17/21	EUR	2,100	2,620
	Suez	4.125%	6/24/22	EUR	400	517
	Suez	2.750%	10/9/23	EUR	3,000	3,813
	Suez	5.500%	7/22/24	EUR	7,750	11,153
	Suez	1.000%	4/3/25	EUR	10,200	11,885
	Suez	1.750%	9/10/25	EUR	500	608
	Suez	1.500%	4/3/29	EUR	1,300	1,525
	Suez	1.625%	9/17/30	EUR	600	707
	Suez	1.625%	9/21/32	EUR	6,300	7,322
1	Suez	3.000%	6/23/49	EUR	3,400	3,961
	TDF Infrastructure SAS	2.875%	10/19/22	EUR	21,200	24,914
	TDF Infrastructure SAS	2.500%	4/7/26	EUR	800	905
	Terega SA	2.200%	8/5/25	EUR	100	119
	Total Capital Canada Ltd.	1.875%	7/9/20	EUR	8,300	9,768
	Total Capital Canada Ltd.	1.125%	3/18/22	EUR	13,000	15,336
	Total Capital Canada Ltd.	2.125%	9/18/29	EUR	5,900	7,392
	Total Capital International SA	2.125%	11/19/21	EUR	3,900	4,721
	Total Capital International SA	4.250%	11/26/21	AUD	2,798	2,124
	Total Capital International SA	2.250%	6/9/22	GBP	2,782	3,748
	Total Capital International SA	2.125%	3/15/23	EUR	4,000	4,918
	Total Capital International SA	0.250%	7/12/23	EUR	8,400	9,601
	Total Capital International SA	0.625%	10/4/24	EUR	11,800	13,603
	Total Capital International SA	1.375%	3/19/25	EUR	5,600	6,709
	Total Capital International SA	2.875%	11/19/25	EUR	4,100	5,356
	Total Capital International SA	2.500%	3/25/26	EUR	4,000	5,130
	Total Capital International SA	0.750%	7/12/28	EUR	7,600	8,487
1	Total SA	2.250%	12/29/49	EUR	16,500	19,234
1	Total SA	2.625%	12/29/49	EUR	6,000	6,931
1	Total SA	2.708%	12/31/49	EUR	13,000	15,364
1	Total SA	3.369%	12/31/49	EUR	7,100	8,447
1	Total SA	3.875%	12/31/49	EUR	500	613
	Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,501
	Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,397

	Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,890	2,365
	Unibail-Rodamco SE	1.000%	3/14/25	EUR	10,000	11,510
	Unibail-Rodamco SE	1.125%	9/15/25	EUR	7,200	8,289
	Unibail-Rodamco SE	1.375%	3/9/26	EUR	584	681
	Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	624
	Unibail-Rodamco SE	1.500%	2/22/28	EUR	5,000	5,750
	Unibail-Rodamco SE	1.500%	5/29/29	EUR	300	340
	Unibail-Rodamco SE	1.375%	4/15/30	EUR	13,500	14,993
	Unibail-Rodamco SE	1.875%	1/15/31	EUR	15,000	17,308
	Unibail-Rodamco SE	2.000%	4/28/36	EUR	1,300	1,474
	Unibail-Rodamco SE	2.250%	5/14/38	EUR	2,000	2,328
1	Unibail-Rodamco SE	2.875%	12/31/49	EUR	5,000	5,470
	Valeo SA	0.625%	1/11/23	EUR	11,000	12,296
	Valeo SA	1.625%	3/18/26	EUR	8,000	8,855
	Veolia Environnement SA	4.247%	1/6/21	EUR	3,100	3,824
	Veolia Environnement SA	0.672%	3/30/22	EUR	400	463
	Veolia Environnement SA	5.125%	5/24/22	EUR	100	132
	Veolia Environnement SA	0.314%	10/4/23	EUR	3,200	3,617
	Veolia Environnement SA	4.625%	3/30/27	EUR	9,200	13,310
	Veolia Environnement SA	1.590%	1/10/28	EUR	6,100	7,165
	Veolia Environnement SA	0.927%	1/4/29	EUR	5,000	5,441
	Veolia Environnement SA	6.125%	11/25/33	EUR	2,380	4,210
	Veolia Environnement SA	6.125%	10/29/37	GBP	3,050	5,747
	Vinci SA	3.375%	3/30/20	EUR	1,600	1,902
	Vinci SA	1.750%	9/26/30	EUR	6,500	7,503
	Vivendi SA	0.750%	5/26/21	EUR	5,000	5,772
	Vivendi SA	1.875%	5/26/26	EUR	400	479
						2,254,770
Sovereign Bonds (8.8%)
	Aeroports de Paris	1.500%	7/24/23	EUR	5,000	6,010
	Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,594
	Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,786
	Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,305
	Aeroports de Paris	2.125%	10/11/38	EUR	7,400	8,933
	Agence Francaise de Developpement	2.125%	2/15/21	EUR	35,000	41,902
	Agence Francaise de Developpement	0.125%	3/31/21	EUR	10,000	11,511
	Agence Francaise de Developpement	0.125%	4/30/22	EUR	28,000	32,210
	Agence Francaise de Developpement	0.125%	11/15/23	EUR	8,000	9,148
	Agence Francaise de Developpement	0.375%	4/30/24	EUR	10,000	11,528
	Agence Francaise de Developpement	1.375%	9/17/24	EUR	20,500	24,865
	Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	12,768
	Agence Francaise de Developpement	0.500%	10/31/25	EUR	10,000	11,474
	Agence Francaise de Developpement	0.250%	7/21/26	EUR	12,100	13,538
	Agence Francaise de Developpement	3.750%	2/15/27	EUR	3,600	5,146
	Agence Francaise de Developpement	1.000%	1/31/28	EUR	5,000	5,829
	Agence Francaise de Developpement	1.375%	7/5/32	EUR	15,000	17,495
	Agence France Locale	0.500%	6/20/24	EUR	9,500	11,029
	Bpifrance Financement SA	0.125%	11/25/20	EUR	15,000	17,275
	Bpifrance Financement SA	0.100%	2/19/21	EUR	4,900	5,637
	Bpifrance Financement SA	0.750%	10/25/21	EUR	47,600	55,712
	Bpifrance Financement SA	0.250%	2/14/23	EUR	20,000	23,037
	Bpifrance Financement SA	2.500%	5/25/24	EUR	10,000	12,793
	Bpifrance Financement SA	0.750%	11/25/24	EUR	15,000	17,585
	Bpifrance Financement SA	0.500%	5/25/25	EUR	10,000	11,500
	Bpifrance Financement SA	2.750%	10/25/25	EUR	28,000	37,028
	Caisse d’Amortissement de la Dette Sociale	4.250%	4/25/20	EUR	3,000	3,627
	Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	2,453

	Caisse d’Amortissement de la Dette Sociale	0.050%	11/25/20	EUR	94,000	108,310
	Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	10,321
	Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,774
	Caisse d’Amortissement de la Dette Sociale	0.125%	11/25/22	EUR	54,200	62,621
	Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	6,737
	Caisse d’Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	90,000	105,338
	Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	43,500	55,584
	Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	15,000	18,411
	Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	11,491
	Coentreprise de Transport d’Electricite SA	2.125%	7/29/32	EUR	16,400	18,898
4	Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,544
	Electricite de France SA	5.375%	5/29/20	EUR	13,600	16,674
	Electricite de France SA	6.250%	1/25/21	EUR	7,200	9,236
	Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,379
	Electricite de France SA	3.875%	1/18/22	EUR	3,100	3,924
	Electricite de France SA	2.750%	3/10/23	EUR	5,900	7,365
	Electricite de France SA	4.625%	9/11/24	EUR	5,000	6,874
	Electricite de France SA	4.000%	11/12/25	EUR	2,150	2,917
	Electricite de France SA	1.000%	10/13/26	EUR	21,300	23,982
	Electricite de France SA	4.125%	3/25/27	EUR	4,100	5,643
	Electricite de France SA	4.625%	4/26/30	EUR	200	294
	Electricite de France SA	5.875%	7/18/31	GBP	15,800	26,855
	Electricite de France SA	5.625%	2/21/33	EUR	4,650	7,552
	Electricite de France SA	1.875%	10/13/36	EUR	18,700	19,957
	Electricite de France SA	5.500%	3/27/37	GBP	2,800	4,658
	Electricite de France SA	4.500%	11/12/40	EUR	3,900	5,857
	Electricite de France SA	5.500%	10/17/41	GBP	8,700	14,739
1	Electricite de France SA	5.000%	1/22/49	EUR	3,000	3,504
1	Electricite de France SA	4.125%	1/29/49	EUR	6,000	7,108
1	Electricite de France SA	5.375%	1/29/49	EUR	3,400	4,105
1	Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,155
1	Electricite de France SA	6.000%	12/29/49	GBP	3,800	4,991
	Electricite de France SA	5.125%	9/22/50	GBP	2,100	3,466
	Electricite de France SA	6.000%	1/23/14	GBP	6,900	12,256
	French Republic	0.000%	2/25/20	EUR	9,700	11,162
	French Republic	3.500%	4/25/20	EUR	101,050	121,334
	French Republic	0.000%	5/25/20	EUR	234,370	270,055
	French Republic	2.500%	10/25/20	EUR	229,170	275,918
	French Republic	0.250%	11/25/20	EUR	366,000	424,612
	French Republic	3.750%	4/25/21	EUR	72,005	90,147
	French Republic	0.000%	5/25/21	EUR	486,250	562,253
	French Republic	3.250%	10/25/21	EUR	90,450	113,960
	French Republic	3.000%	4/25/22	EUR	110,420	140,177
	French Republic	8.250%	4/25/22	EUR	14,000	20,505
	French Republic	0.000%	5/25/22	EUR	161,500	186,927
	French Republic	2.250%	10/25/22	EUR	211,840	265,596
	French Republic	0.000%	3/25/23	EUR	156,550	180,796
	French Republic	8.500%	4/25/23	EUR	400	628
	French Republic	1.750%	5/25/23	EUR	267,450	332,319
	French Republic	4.250%	10/25/23	EUR	110,770	153,499
	French Republic	0.000%	3/25/24	EUR	300,000	344,718
	French Republic	2.250%	5/25/24	EUR	92,000	118,394
	French Republic	1.750%	11/25/24	EUR	153,840	194,180
	French Republic	0.500%	5/25/25	EUR	142,940	168,079
	French Republic	6.000%	10/25/25	EUR	55,000	87,905
	French Republic	1.000%	11/25/25	EUR	35,000	42,434
	French Republic	3.500%	4/25/26	EUR	112,000	159,056

	French Republic	0.500%	5/25/26	EUR	195,000	228,011
	French Republic	0.250%	11/25/26	EUR	150,000	171,360
	French Republic	1.000%	5/25/27	EUR	551,100	664,250
	French Republic	2.750%	10/25/27	EUR	81,950	113,002
	French Republic	0.750%	5/25/28	EUR	238,000	278,850
	French Republic	0.750%	11/25/28	EUR	220,000	256,411
	French Republic	5.500%	4/25/29	EUR	66,700	113,994
	French Republic	2.500%	5/25/30	EUR	71,650	98,104
	French Republic	1.500%	5/25/31	EUR	241,333	298,907
	French Republic	5.750%	10/25/32	EUR	77,310	144,833
	French Republic	1.250%	5/25/34	EUR	173,850	205,815
	French Republic	4.750%	4/25/35	EUR	61,979	111,015
2	French Republic	1.250%	5/25/36	EUR	108,200	126,172
	French Republic	4.000%	10/25/38	EUR	157,820	271,001
2	French Republic	1.750%	6/25/39	EUR	110,050	137,356
	French Republic	4.500%	4/25/41	EUR	160,015	297,883
	French Republic	3.250%	5/25/45	EUR	155,485	249,628
2	French Republic	2.000%	5/25/48	EUR	115,010	146,417
	French Republic	4.000%	4/25/55	EUR	48,690	92,031
	French Republic	4.000%	4/25/60	EUR	37,250	72,252
2	French Republic	1.750%	5/25/66	EUR	91,902	105,545
	La Banque Postale SA	1.000%	10/16/24	EUR	5,000	5,626
1	La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,349
1	La Banque Postale SA	2.750%	11/19/27	EUR	4,000	4,729
	La Banque Postale SA	3.000%	6/9/28	EUR	2,000	2,423
	La Banque Postale SA	2.000%	7/13/28	EUR	5,000	5,861
	La Poste SA	2.750%	11/26/24	EUR	4,200	5,403
	La Poste SA	1.125%	6/4/25	EUR	10,000	11,777
	Region of Ile de France	2.250%	6/10/23	EUR	900	1,132
	Region of Ile de France	3.625%	3/27/24	EUR	13,300	17,950
	Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,728
	Region of Ile de France	1.375%	3/14/29	EUR	100	121
	Region of Ile de France	1.375%	6/20/33	EUR	6,000	7,056
	RTE Reseau de Transport d’Electricite SA	4.125%	2/3/21	EUR	1,400	1,733
	RTE Reseau de Transport d’Electricite SA	2.750%	6/20/29	EUR	2,400	3,143
	RTE Reseau de Transport d’Electricite SA	2.000%	4/18/36	EUR	500	600
	RTE Reseau de Transport d’Electricite SADIR	1.875%	10/23/37	EUR	5,000	5,845
	RTE Reseau de Transport d’Electricite SADIR	2.125%	9/27/38	EUR	25,000	29,977
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	12,000	14,055
	SNCF Mobilities	3.625%	6/3/20	EUR	3,711	4,468
	SNCF Mobilities	5.375%	3/18/27	GBP	8,069	13,372
	SNCF Mobilities EPIC	4.875%	6/12/23	EUR	4,000	5,543
	SNCF Mobilities EPIC	4.125%	2/19/25	EUR	700	980
	SNCF Reseau	6.000%	10/12/20	EUR	9,000	11,387
	SNCF Reseau	5.500%	12/1/21	GBP	5,000	7,304
	SNCF Reseau	4.375%	6/2/22	EUR	15,000	19,715
7	SNCF Reseau	2.625%	12/29/25	EUR	3,000	3,941
	SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,198
	SNCF Reseau	3.125%	10/25/28	EUR	7,000	9,750
	SNCF Reseau	5.250%	12/7/28	GBP	17,000	28,893
	SNCF Reseau	1.125%	5/25/30	EUR	28,100	32,557
	SNCF Reseau	5.000%	10/10/33	EUR	10,500	18,008
	SNCF Reseau	5.250%	1/31/35	GBP	1,400	2,561
	SNCF Reseau	1.500%	5/29/37	EUR	18,000	20,764
	SNCF Reseau	5.000%	3/11/52	GBP	3,725	7,729
	SNCF Reseau	4.830%	3/25/60	GBP	1,400	3,001
	SNCF Reseau EPIC	0.100%	5/27/21	EUR	31,000	35,705

	SNCF Reseau EPIC	1.000%	11/9/31	EUR	10,000	11,271
	SNCF Reseau EPIC	2.250%	12/20/47	EUR	12,500	15,472
	SNCF Reseau EPIC	2.000%	2/5/48	EUR	5,000	5,863
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	1,200	1,413
7	UNEDIC ASSEO	1.250%	5/29/20	EUR	5,000	5,838
7	UNEDIC ASSEO	0.000%	11/25/20	EUR	9,000	10,350
7	UNEDIC ASSEO	1.500%	4/16/21	EUR	36,000	42,752
7	UNEDIC ASSEO	0.300%	11/4/21	EUR	5,000	5,798
	UNEDIC ASSEO	0.125%	5/25/22	EUR	10,000	11,520
7	UNEDIC ASSEO	0.875%	10/25/22	EUR	22,200	26,297
7	UNEDIC ASSEO	2.250%	4/5/23	EUR	7,000	8,766
	UNEDIC ASSEO	0.250%	11/24/23	EUR	30,000	34,645
	UNEDIC ASSEO	2.375%	5/25/24	EUR	3,000	3,837
	UNEDIC ASSEO	0.125%	11/25/24	EUR	45,000	50,957
7	UNEDIC ASSEO	0.625%	2/17/25	EUR	25,000	29,318
7	UNEDIC ASSEO	0.625%	3/3/26	EUR	10,000	11,669
7	UNEDIC ASSEO	1.250%	10/21/27	EUR	1,500	1,818
						10,111,697
Total France (Cost $13,066,376)						13,297,565
Germany (10.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
	Bayerische Landesbank	1.000%	7/9/21	EUR	250	294
	Bayerische Landesbank	1.250%	12/20/21	GBP	2,700	3,515
	Bayerische Landesbank	2.000%	7/11/22	EUR	700	857
	Bayerische Landesbank	0.350%	12/1/22	EUR	5,000	5,797
	Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,100
	Bayerische Landesbank	0.500%	3/19/25	EUR	10,000	11,598
	Berlin Hyp AG	1.250%	4/23/21	EUR	6,000	7,083
	Berlin Hyp AG	0.125%	10/23/23	EUR	25,500	29,174
	Berlin Hyp AG	0.375%	5/3/24	EUR	1,100	1,271
	Commerzbank AG	4.125%	4/7/21	EUR	4,500	5,630
	Commerzbank AG	0.250%	1/26/22	EUR	4,000	4,622
	Commerzbank AG	0.625%	5/28/25	EUR	9,000	10,488
	Commerzbank AG	0.875%	9/8/25	EUR	10,100	11,946
	Commerzbank AG	0.500%	6/9/26	EUR	15,000	17,218
	Commerzbank AG	0.625%	8/24/27	EUR	1,100	1,262
	Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,345
	Deutsche Bank AG	0.250%	3/8/24	EUR	9,300	10,662
	Deutsche Bank AG	0.250%	8/31/28	EUR	5,000	5,442
	Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,754
	Deutsche Hypothekenbank AG	0.250%	11/18/21	EUR	4,900	5,663
	Deutsche Hypothekenbank AG	0.125%	4/20/22	EUR	5,000	5,752
	Deutsche Hypothekenbank AG	0.125%	11/23/23	EUR	100	114
	Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	100	115
	Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,500	1,848
	Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,600	1,825
	Deutsche Pfandbriefbank AG	0.125%	11/27/20	EUR	10,000	11,511
	Deutsche Pfandbriefbank AG	0.050%	8/9/21	EUR	1,000	1,149
	Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	10,000	12,101
	Deutsche Pfandbriefbank AG	0.200%	3/1/22	EUR	5,450	6,286
	Deutsche Pfandbriefbank AG	0.250%	3/15/23	EUR	20,000	23,064
	Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,100	8,017
	Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	5,959
	Dexia Kommunalbank Deutschland AG	0.050%	9/8/21	EUR	18,300	21,000
	Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	8,300	9,605
	DZ HYP AG	0.125%	9/30/22	EUR	13,000	14,952

	DZ HYP AG	0.625%	6/5/24	EUR	100	117
	DZ HYP AG	0.375%	3/31/26	EUR	6,200	7,083
	DZ HYP AG	0.500%	9/30/26	EUR	10,000	11,458
8	German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	3,881
	Hamburg Commercial Bank AG	0.100%	7/20/20	EUR	900	1,031
	Hamburg Commercial Bank AG	0.750%	6/22/22	EUR	400	467
	Hamburg Commercial Bank AG	0.375%	4/27/23	EUR	10,808	12,437
	Landesbank Baden-Wuerttemberg	0.250%	7/21/20	EUR	400	461
	Landesbank Baden-Wuerttemberg	0.125%	2/21/22	EUR	5,000	5,757
	Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	2,000	2,297
	Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	10,000	11,429
	Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	10,000	11,506
	Landesbank Hessen-Thueringen Girozentrale	0.100%	3/4/20	EUR	5,000	5,744
	Landesbank Hessen-Thueringen Girozentrale	1.125%	5/27/21	EUR	10,000	11,779
	Landesbank Hessen-Thueringen Girozentrale	0.000%	1/12/22	EUR	27,600	31,642
	Landesbank Hessen-Thueringen Girozentrale	0.125%	11/21/22	EUR	22,500	25,868
	Landesbank Hessen-Thueringen Girozentrale	0.250%	3/20/23	EUR	15,000	17,297
	Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	987
	Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	10,000	11,561
	Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	500	578
	Muenchener Hypothekenbank eG	1.375%	4/16/21	EUR	15,000	17,752
	Muenchener Hypothekenbank eG	1.750%	6/3/22	EUR	1,000	1,213
	Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	12,750	17,036
	Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	4,883
	Norddeutsche Landesbank Girozentrale	0.375%	10/9/24	EUR	1,100	1,267
	Norddeutsche Landesbank Girozentrale	0.250%	10/28/26	EUR	10,000	11,224
	UniCredit Bank AG	0.125%	4/9/21	EUR	5,000	5,754
	UniCredit Bank AG	1.875%	9/12/22	EUR	500	611
	UniCredit Bank AG	1.875%	4/9/24	EUR	5,100	6,344
	UniCredit Bank AG	0.625%	2/12/25	EUR	100	117
	UniCredit Bank AG	0.500%	5/4/26	EUR	500	573
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	1.125%	5/29/20	EUR	2,500	2,913
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	2.500%	3/29/22	EUR	10,400	12,868
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.375%	6/6/25	EUR	2,000	2,296
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.750%	2/2/26	EUR	10,000	11,722
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.500%	4/1/27	EUR	5,000	5,709
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.625%	8/30/27	EUR	10,000	11,481
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.875%	1/18/30	EUR	12,200	13,968
						567,130
Corporate Bonds (1.5%)
	Aareal Bank AG	0.375%	7/15/25	EUR	2,200	2,523
	ADO Properties SA	1.500%	7/26/24	EUR	3,400	3,714
	Allianz Finance II BV	3.500%	2/14/22	EUR	8,500	10,698
	Allianz Finance II BV	3.000%	3/13/28	EUR	2,800	3,757
	Allianz Finance II BV	1.375%	4/21/31	EUR	12,500	14,198
1	Allianz Finance II BV	5.750%	7/8/41	EUR	34,800	44,251
1	Allianz SE	5.625%	10/17/42	EUR	2,000	2,647
1	Allianz SE	2.241%	7/7/45	EUR	3,500	4,051
1	Allianz SE	3.099%	7/6/47	EUR	2,500	3,014
1	Allianz SE	3.375%	9/29/49	EUR	3,400	4,113

1	Allianz SE	4.750%	10/29/49	EUR	7,500	9,625
	alstria office REIT-AG	2.125%	4/12/23	EUR	200	236
	alstria office REIT-AG	1.500%	11/15/27	EUR	10,000	10,593
	Aroundtown SA	1.500%	7/15/24	EUR	26,800	30,317
	Aroundtown SA	1.000%	1/7/25	EUR	500	540
	Aroundtown SA	1.875%	1/19/26	EUR	16,500	18,429
	Aroundtown SA	2.000%	11/2/26	EUR	6,800	7,588
	Aroundtown SA	3.250%	7/18/27	GBP	1,100	1,405
	Aroundtown SA	1.625%	1/31/28	EUR	1,300	1,367
	Aroundtown SA	3.000%	10/16/29	GBP	400	489
	BASF Finance Europe NV	0.000%	11/10/20	EUR	100	115
	BASF SE	1.875%	2/4/21	EUR	5,000	5,935
	BASF SE	2.000%	12/5/22	EUR	10,000	12,258
	BASF SE	0.875%	10/6/23	GBP	500	638
	BASF SE	1.750%	3/11/25	GBP	800	1,045
	BASF SE	0.875%	11/15/27	EUR	100	114
	BASF SE	1.500%	5/22/30	EUR	8,000	9,346
	BASF SE	0.875%	10/6/31	EUR	600	647
	BASF SE	1.625%	11/15/37	EUR	5,100	5,746
	Bayer AG	1.875%	1/25/21	EUR	3,000	3,535
1	Bayer AG	3.750%	7/1/74	EUR	5,754	6,610
1	Bayer AG	3.000%	7/1/75	EUR	2,000	2,299
	Bayer Capital Corp. BV	0.625%	12/15/22	EUR	15,000	17,173
	Bayer Capital Corp. BV	1.250%	11/13/23	EUR	500	590
	Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,000	11,359
	Bayerische Landesbank	0.625%	7/19/27	EUR	2,000	2,300
	Berlin Hyp AG	0.125%	1/5/24	EUR	5,000	5,717
	Berlin Hyp AG	1.250%	1/22/25	EUR	400	465
	Berlin Hyp AG	1.125%	10/25/27	EUR	100	113
	Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,400	1,731
	Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	800	965
	Bertelsmann SE & Co. KGaA	1.250%	9/29/25	EUR	5,000	5,769
1	Bertelsmann SE & Co. KGaA	3.000%	4/23/75	EUR	100	113
1	Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,315
	BMW Canada Inc.	2.570%	8/6/21	CAD	12,590	9,560
	BMW Finance NV	0.125%	4/15/20	EUR	200	229
	BMW Finance NV	1.875%	6/29/20	GBP	200	264
	BMW Finance NV	2.000%	9/4/20	EUR	4,000	4,717
	BMW Finance NV	0.875%	11/17/20	EUR	1,000	1,159
	BMW Finance NV	0.125%	1/12/21	EUR	15,600	17,837
	BMW Finance NV	0.125%	11/29/21	EUR	4,100	4,661
	BMW Finance NV	1.000%	2/15/22	EUR	1,040	1,212
	BMW Finance NV	0.875%	8/16/22	GBP	2,400	3,033
	BMW Finance NV	1.250%	9/5/22	EUR	1,000	1,174
	BMW Finance NV	2.375%	1/24/23	EUR	400	490
	BMW Finance NV	0.375%	7/10/23	EUR	10,100	11,391
	BMW Finance NV	0.750%	4/15/24	EUR	900	1,024
	BMW Finance NV	0.750%	7/12/24	EUR	11,600	13,183
	BMW Finance NV	0.875%	4/3/25	EUR	9,200	10,427
	BMW Finance NV	1.000%	8/29/25	EUR	1,030	1,169
	BMW Finance NV	1.125%	5/22/26	EUR	2,700	3,075
	BMW Finance NV	1.125%	1/10/28	EUR	9,564	10,750
	BMW International Investment BV	1.000%	11/17/21	GBP	2,600	3,338
	BMW International Investment BV	1.750%	4/19/22	GBP	2,000	2,607
	BMW International Investment BV	1.875%	9/11/23	GBP	300	387
	BMW US Capital LLC	1.125%	9/18/21	EUR	200	234
	BMW US Capital LLC	0.625%	4/20/22	EUR	16,410	18,884

BMW US Capital LLC	1.000%	4/20/27	EUR	300	336
Brenntag Finance BV	1.125%	9/27/25	EUR	3,600	4,016
Commerzbank AG	4.000%	9/16/20	EUR	3,000	3,635
Commerzbank AG	1.500%	9/21/22	EUR	5,000	5,858
Commerzbank AG	0.500%	9/13/23	EUR	1,000	1,105
Commerzbank AG	4.000%	3/23/26	EUR	11,105	13,372
Commerzbank AG	0.125%	12/15/26	EUR	1,800	1,999
Commerzbank AG	1.500%	8/28/28	EUR	45	52
Continental AG	3.125%	9/9/20	EUR	4,600	5,510
Covestro AG	1.750%	9/25/24	EUR	10,000	11,840
CPI Property Group SA	2.125%	10/4/24	EUR	9,100	10,187
Daimler AG	0.625%	3/5/20	EUR	10,000	11,516
Daimler AG	2.000%	4/7/20	EUR	450	526
Daimler AG	0.250%	5/11/20	EUR	8,200	9,396
Daimler AG	2.750%	12/4/20	GBP	4,500	6,001
Daimler AG	0.875%	1/12/21	EUR	18,000	20,848
Daimler AG	2.000%	6/25/21	EUR	600	714
Daimler AG	1.500%	1/13/22	GBP	2,500	3,221
Daimler AG	2.250%	1/24/22	EUR	1,750	2,104
Daimler AG	2.375%	9/12/22	EUR	7,000	8,504
Daimler AG	2.375%	3/8/23	EUR	2,500	3,053
Daimler AG	1.400%	1/12/24	EUR	8,570	9,993
Daimler AG	1.000%	11/15/27	EUR	300	325
Daimler AG	1.375%	5/11/28	EUR	7,100	7,878
Daimler AG	2.125%	7/3/37	EUR	11,400	12,836
Daimler Canada Finance Inc.	1.910%	7/8/21	CAD	5,000	3,726
Daimler International Finance BV	0.250%	8/9/21	EUR	15,000	17,086
Daimler International Finance BV	1.500%	8/18/21	GBP	1,500	1,940
Daimler International Finance BV	0.200%	9/13/21	EUR	100	114
Daimler International Finance BV	0.250%	5/11/22	EUR	800	905
Daimler International Finance BV	2.125%	6/7/22	GBP	100	131
Daimler International Finance BV	2.000%	9/4/23	GBP	400	515
Daimler International Finance BV	1.000%	11/11/25	EUR	1,000	1,120
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	700	812
Deutsche Bank AG	1.875%	2/28/20	GBP	6,900	8,962
Deutsche Bank AG	1.250%	9/8/21	EUR	11,200	12,743
Deutsche Bank AG	1.500%	1/20/22	EUR	400	456
Deutsche Bank AG	2.375%	1/11/23	EUR	14,800	17,219
Deutsche Bank AG	0.625%	12/19/23	CHF	11,500	10,881
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	4,434
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	620
Deutsche Boerse AG	1.625%	10/8/25	EUR	4,098	5,096
Deutsche Boerse AG	1.125%	3/26/28	EUR	10,000	11,756
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	15,000	17,308
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	3,500	4,012
Deutsche Kreditbank AG	0.625%	6/8/21	EUR	15,100	17,320
Deutsche Pfandbriefbank AG	1.125%	4/27/20	EUR	5,580	6,406
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,536
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,567
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	14,500	17,241
Deutsche Telekom International Finance BV	0.250%	4/19/21	EUR	5,800	6,650
Deutsche Telekom International Finance BV	0.375%	10/30/21	EUR	17,500	20,079
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	10,400	15,590
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	3,864
Deutsche Telekom International Finance BV	0.625%	12/1/22	EUR	20,000	22,937
Deutsche Telekom International Finance BV	0.625%	4/3/23	EUR	12,000	13,741
Deutsche Telekom International Finance BV	1.250%	10/6/23	GBP	615	784

	Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,196	2,769
	Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	9,100	12,693
	Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	4,000	5,275
	Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	11,700	13,619
	Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	100	130
	Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	10,600	12,072
	Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	900	1,783
	Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	400	760
	DVB Bank SE	1.250%	4/22/20	EUR	9,900	11,427
	DVB Bank SE	0.875%	4/9/21	EUR	400	459
	DVB Bank SE	1.250%	9/15/21	EUR	13,600	15,745
	DVB Bank SE	1.000%	4/25/22	EUR	2,000	2,280
	DVB Bank SE	1.250%	6/16/23	EUR	22,200	25,447
	DZ HYP AG	0.750%	6/30/27	EUR	1,200	1,393
	E.ON International Finance BV	5.750%	5/7/20	EUR	10,000	12,261
	E.ON International Finance BV	6.375%	6/7/32	GBP	10,800	19,234
	E.ON International Finance BV	5.875%	10/30/37	GBP	8,950	15,861
	E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	1,954
	E.ON SE	0.375%	8/23/21	EUR	7,000	8,027
	E.ON SE	1.625%	5/22/29	EUR	100	114
	Eurogrid GmbH	3.875%	10/22/20	EUR	1,100	1,339
	Eurogrid GmbH	1.625%	11/3/23	EUR	1,900	2,269
	Eurogrid GmbH	1.875%	6/10/25	EUR	4,100	4,921
	Eurogrid GmbH	1.500%	4/18/28	EUR	1,100	1,257
	Evonik Finance BV	0.000%	3/8/21	EUR	300	341
	Evonik Finance BV	0.750%	9/7/28	EUR	5,100	5,380
	Evonik Industries AG	1.875%	4/8/20	EUR	1,100	1,286
	Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	3,000	3,465
	Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	400	454
	Fresenius SE & Co. KGaA	0.875%	1/31/22	EUR	3,000	3,436
	Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	9,000	11,571
	Fresenius SE & Co. KGaA	2.125%	2/1/27	EUR	7,100	8,169
	Fresenius SE & Co. KGaA	3.000%	1/30/32	EUR	1,572	1,850
	Grand City Properties SA	1.500%	4/17/25	EUR	13,200	14,869
	Grand City Properties SA	1.375%	8/3/26	EUR	10,100	10,980
1	Grand City Properties SA	3.750%	12/31/49	EUR	1,000	1,163
	Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	16,100	18,514
1	Hannover Finance Luxembourg SA	5.750%	9/14/40	EUR	2,000	2,470
1	Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,300	3,018
1	Hannover Rueck SE	3.375%	12/31/49	EUR	100	121
	HeidelbergCement AG	2.250%	3/30/23	EUR	8,000	9,533
	HeidelbergCement AG	2.250%	6/3/24	EUR	10,700	12,752
	HeidelbergCement Finance Luxembourg SA	7.500%	4/3/20	EUR	2,000	2,478
	HeidelbergCement Finance Luxembourg SA	0.500%	1/18/21	EUR	8,000	9,138
	HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	2,700	3,043
	HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	400	435
	HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	10,000	10,909
	Hella GmbH & Co KGaA	1.000%	5/17/24	EUR	700	801
	Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	13,779	17,711
	innogy Finance BV	6.500%	4/20/21	GBP	11,100	16,024
	innogy Finance BV	6.500%	8/10/21	EUR	300	397
	innogy Finance BV	5.500%	7/6/22	GBP	1,100	1,616
	innogy Finance BV	5.625%	12/6/23	GBP	1,400	2,138
	innogy Finance BV	1.000%	4/13/25	EUR	10,000	11,413
	innogy Finance BV	1.500%	7/31/29	EUR	33,980	37,620
	innogy Finance BV	6.250%	6/3/30	GBP	15,900	27,308
	innogy Finance BV	4.750%	1/31/34	GBP	5,400	8,360

	LANXESS AG	0.250%	10/7/21	EUR	615	703
	LANXESS AG	2.625%	11/21/22	EUR	300	371
	LANXESS AG	1.125%	5/16/25	EUR	9,500	10,848
	LEG Immobilien AG	1.250%	1/23/24	EUR	800	909
	Linde AG	1.750%	9/17/20	EUR	5,000	5,889
	Linde Finance BV	3.875%	6/1/21	EUR	400	498
	Linde Finance BV	1.000%	4/20/28	EUR	500	570
	Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,202
1	Merck KGaA	2.625%	12/12/74	EUR	2,000	2,348
	Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	500	576
	Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	1,200	1,389
	Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	12,000	13,836
1	Muenchener Rueckversicherungs Gesellschaft In Muenchen AG	6.000%	5/26/41	EUR	500	640
1	Muenchener Rueckversicherungs Gesellschaft In Muenchen AG	6.250%	5/26/42	EUR	11,800	15,785
1	Muenchener Rueckversicherungs Gesellschaft In Muenchen AG	6.625%	5/26/42	GBP	3,500	5,217
1	Muenchener Rueckversicherungs Gesellschaft In Muenchen AG	3.250%	5/26/49	EUR	9,000	10,788
	O2 Telefonica Deutschland Finanzierungs GmbH	2.375%	2/10/21	EUR	700	831
	Robert Bosch GmbH	1.750%	7/8/24	EUR	200	246
	Santander Consumer Bank AG	0.750%	10/17/22	EUR	14,000	15,873
	SAP SE	1.125%	2/20/23	EUR	2,650	3,134
	SAP SE	1.000%	4/1/25	EUR	1,400	1,638
	SAP SE	1.000%	3/13/26	EUR	100	116
	SAP SE	1.750%	2/22/27	EUR	5,200	6,330
	SAP SE	1.375%	3/13/30	EUR	1,200	1,382
	Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,250	4,948
	Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,000	7,118
	Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,395
	Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	665
	Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	14,800	17,135
	Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,100	4,858
	Talanx AG	2.500%	7/23/26	EUR	2,000	2,520
1	Talanx AG	2.250%	12/5/47	EUR	10,000	10,738
1	Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	280
	TLG Immobilien AG	1.375%	11/27/24	EUR	300	339
	UniCredit Bank AG	0.125%	10/26/23	EUR	2,000	2,288
	Vier Gas Transport GmbH	2.000%	6/12/20	EUR	1,500	1,760
	Vier Gas Transport GmbH	3.125%	7/10/23	EUR	8,100	10,353
	Vier Gas Transport GmbH	2.875%	6/12/25	EUR	11,500	14,883
	Volkswagen Bank GmbH	0.625%	9/8/21	EUR	15,400	17,491
	Volkswagen Bank GmbH	0.750%	6/15/23	EUR	11,400	12,629
	Volkswagen Bank GmbH	1.250%	6/10/24	EUR	52,100	57,799
	Volkswagen Bank GmbH	1.250%	12/15/25	EUR	1,300	1,406
	Volkswagen Financial Services AG	0.250%	10/16/20	EUR	300	342
	Volkswagen Financial Services AG	0.750%	10/14/21	EUR	800	911
	Volkswagen Financial Services AG	0.875%	4/12/23	EUR	1,000	1,117
	Volkswagen Financial Services AG	2.250%	10/16/26	EUR	1,000	1,136
	Volkswagen Financial Services NV	1.750%	4/17/20	GBP	4,984	6,525
	Volkswagen Financial Services NV	2.750%	10/2/20	GBP	1,170	1,555
	Volkswagen Financial Services NV	1.500%	4/12/21	GBP	3,000	3,874
	Volkswagen Financial Services NV	1.875%	9/7/21	GBP	400	518
	Volkswagen Financial Services NV	1.625%	6/9/22	GBP	3,400	4,343
	Volkswagen Financial Services NV	1.750%	9/12/22	GBP	900	1,151

	Volkswagen Financial Services NV	2.250%	4/12/25	GBP	500	629
	Volkswagen International Finance NV	2.000%	3/26/21	EUR	3,300	3,879
	Volkswagen International Finance NV	0.500%	3/30/21	EUR	5,000	5,692
	Volkswagen International Finance NV	1.875%	3/30/27	EUR	13,400	14,626
	Volkswagen International Finance NV	2.625%	11/16/27	EUR	200	229
	Volkswagen International Finance NV	1.625%	1/16/30	EUR	1,100	1,113
	Volkswagen International Finance NV	4.125%	11/17/31	GBP	300	401
	Volkswagen International Finance NV	3.300%	3/22/33	EUR	800	925
1	Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,325
1	Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,000	10,496
1	Volkswagen International Finance NV	3.375%	12/31/49	EUR	8,000	8,783
1	Volkswagen International Finance NV	4.625%	12/31/49	EUR	1,400	1,552
1	Volkswagen International Finance NV	5.125%	12/31/49	EUR	4,100	5,022
1	Volkswagen International Finance NV	2.700%	12/14/65	EUR	11,500	12,774
1	Volkswagen International Finance NV	3.875%	6/14/66	EUR	10,000	10,645
	Volkswagen Leasing GmbH	0.750%	8/11/20	EUR	12,100	13,909
	Volkswagen Leasing GmbH	0.250%	10/5/20	EUR	8,500	9,683
	Volkswagen Leasing GmbH	0.250%	2/16/21	EUR	10,300	11,684
	Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,000	10,597
	Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	10,000	11,869
	Volkswagen Leasing GmbH	1.000%	2/16/23	EUR	11,450	12,894
	Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	2,300	2,746
	Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	10,500	11,685
	Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	11,400	12,622
	Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	2,180	2,424
	Vonovia Finance BV	0.875%	3/30/20	EUR	50	58
	Vonovia Finance BV	1.625%	12/15/20	EUR	200	235
	Vonovia Finance BV	3.625%	10/8/21	EUR	3,100	3,842
	Vonovia Finance BV	0.750%	1/25/22	EUR	100	115
	Vonovia Finance BV	0.875%	7/3/23	EUR	700	795
	Vonovia Finance BV	2.250%	12/15/23	EUR	12,700	15,277
	Vonovia Finance BV	0.750%	1/15/24	EUR	13,000	14,566
	Vonovia Finance BV	1.500%	3/31/25	EUR	10,000	11,506
	Vonovia Finance BV	1.500%	3/22/26	EUR	1,100	1,244
	Vonovia Finance BV	1.750%	1/25/27	EUR	200	228
	Vonovia Finance BV	1.500%	1/14/28	EUR	1,100	1,214
	Vonovia Finance BV	2.750%	3/22/38	EUR	200	228
1	Vonovia Finance BV	4.000%	12/29/49	EUR	2,300	2,743
1	Vonovia Finance BV	4.625%	4/8/74	EUR	3,000	3,457
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.100%	8/31/26	EUR	1,000	1,112
	Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	4,833
						1,760,339
Sovereign Bonds (8.1%)
	Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,290	7,744
	Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,730
8	Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	5,881
	Bundesschatzanweisungen	0.000%	6/12/20	EUR	433,000	499,579
	Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,097
	Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	717
	Deutsche Bahn Finance GmbH	3.750%	6/1/21	EUR	2,000	2,496
	Deutsche Bahn Finance GmbH	0.000%	7/19/21	EUR	30,000	34,358
	Deutsche Bahn Finance GmbH	2.750%	6/20/22	GBP	1,600	2,186
	Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	18,500	23,488
	Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	4,000	5,185
	Deutsche Bahn Finance GmbH	3.750%	7/9/25	EUR	5,919	8,109
	Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	2,500	3,016

	Deutsche Bahn Finance GmbH	1.000%	12/17/27	EUR	10,000	11,657
	Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	3,500	4,703
	Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	100	121
	Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	3,000	3,516
	Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	2,700	2,967
	Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	8,000	9,426
1	EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	3,500	4,154
1	EnBW Energie Baden-Wuerttemberg AG	3.375%	4/5/77	EUR	1,800	2,141
	Enbw International Finance BV	2.500%	6/4/26	EUR	2,000	2,562
	Enbw International Finance BV	6.125%	7/7/39	EUR	2,285	4,259
	EWE AG	4.125%	11/4/20	EUR	2,000	2,452
	EWE AG	5.250%	7/16/21	EUR	8,950	11,453
	Federal Republic of Germany	0.000%	4/17/20	EUR	150,000	172,872
9	Federal Republic of Germany	3.000%	7/4/20	EUR	79,000	95,027
	Federal Republic of Germany	2.250%	9/4/20	EUR	11,900	14,236
9	Federal Republic of Germany	0.250%	10/16/20	EUR	140,000	162,542
	Federal Republic of Germany	2.500%	1/4/21	EUR	65,000	78,843
	Federal Republic of Germany	0.000%	4/9/21	EUR	202,800	234,954
	Federal Republic of Germany	3.250%	7/4/21	EUR	21,400	26,753
	Federal Republic of Germany	2.250%	9/4/21	EUR	67,400	82,767
	Federal Republic of Germany	0.000%	10/8/21	EUR	150,000	174,179
	Federal Republic of Germany	2.000%	1/4/22	EUR	480	590
	Federal Republic of Germany	0.000%	4/8/22	EUR	105,000	122,127
9	Federal Republic of Germany	1.750%	7/4/22	EUR	180,771	222,882
	Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	12,268
9	Federal Republic of Germany	0.000%	10/7/22	EUR	157,500	183,382
	Federal Republic of Germany	1.500%	2/15/23	EUR	65,530	80,950
	Federal Republic of Germany	0.000%	4/14/23	EUR	75,000	87,363
	Federal Republic of Germany	1.500%	5/15/23	EUR	78,500	97,316
9	Federal Republic of Germany	2.000%	8/15/23	EUR	81,500	103,524
	Federal Republic of Germany	0.000%	10/13/23	EUR	196,568	228,936
	Federal Republic of Germany	6.250%	1/4/24	EUR	25,000	37,983
	Federal Republic of Germany	1.750%	2/15/24	EUR	14,500	18,363
	Federal Republic of Germany	0.000%	4/5/24	EUR	50,000	58,169
9	Federal Republic of Germany	1.500%	5/15/24	EUR	240,000	301,299
	Federal Republic of Germany	1.000%	8/15/24	EUR	100,000	122,714
	Federal Republic of Germany	0.500%	2/15/25	EUR	12,000	14,360
	Federal Republic of Germany	0.500%	2/15/26	EUR	320,000	383,249
	Federal Republic of Germany	0.000%	8/15/26	EUR	9,000	10,385
	Federal Republic of Germany	0.250%	2/15/27	EUR	48,400	56,778
	Federal Republic of Germany	6.500%	7/4/27	EUR	54,400	96,748
9	Federal Republic of Germany	0.500%	8/15/27	EUR	57,073	68,186
	Federal Republic of Germany	5.625%	1/4/28	EUR	7,365	12,675
	Federal Republic of Germany	0.500%	2/15/28	EUR	114,300	136,220
	Federal Republic of Germany	4.750%	7/4/28	EUR	63,500	104,788
	Federal Republic of Germany	0.250%	8/15/28	EUR	429,578	498,556
	Federal Republic of Germany	0.250%	2/15/29	EUR	109,240	126,238
	Federal Republic of Germany	5.500%	1/4/31	EUR	86,900	161,601
9,10	Federal Republic of Germany	4.750%	7/4/34	EUR	48,800	92,357
9	Federal Republic of Germany	4.000%	1/4/37	EUR	141,268	259,347
	Federal Republic of Germany	4.250%	7/4/39	EUR	48,400	94,975
	Federal Republic of Germany	4.750%	7/4/40	EUR	45,785	96,742
	Federal Republic of Germany	3.250%	7/4/42	EUR	74,994	135,112
9	Federal Republic of Germany	2.500%	7/4/44	EUR	171,000	278,571
9	Federal Republic of Germany	2.500%	8/15/46	EUR	86,550	143,189
	Federal Republic of Germany	1.250%	8/15/48	EUR	100,500	130,215
	FMS Wertmanagement AoeR	0.000%	2/17/20	EUR	20,000	23,029

	FMS Wertmanagement AoeR	0.125%	4/16/20	EUR	4,000	4,605
	FMS Wertmanagement AoeR	0.000%	5/22/20	EUR	25,000	28,751
	FMS Wertmanagement AoeR	0.000%	10/20/20	EUR	7,500	8,640
	FMS Wertmanagement AoeR	0.000%	11/13/20	EUR	25,000	28,803
8	FMS Wertmanagement AoeR	0.875%	5/14/21	GBP	21,300	27,790
	FMS Wertmanagement AoeR	3.375%	6/17/21	EUR	11,000	13,696
	FMS Wertmanagement AoeR	0.050%	7/6/21	EUR	10,000	11,546
	FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	7,460
	FMS Wertmanagement AoeR	1.000%	9/7/22	GBP	5,000	6,505
	Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	11,200
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	9,000	11,065
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	23,000	26,453
	Gemeinsame Deutsche Bundeslaender	0.375%	6/23/20	EUR	5,000	5,781
	Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	5,928
	Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	17,062
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	9,833
	Gemeinsame Deutsche Bundeslaender	0.125%	4/14/23	EUR	10,000	11,536
	Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	175	222
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	25,000	28,884
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,000	1,209
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	15,000	17,512
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	20,000	23,141
8	KFW	6.250%	12/4/19	AUD	3,000	2,253
8	KFW	0.000%	2/5/20	EUR	25,000	28,743
8	KFW	2.750%	4/16/20	AUD	5,000	3,659
8	KFW	0.125%	6/1/20	EUR	30,000	34,599
8	KFW	6.000%	8/20/20	AUD	10,000	7,687
8	KFW	0.125%	10/27/20	EUR	20,000	23,115
8	KFW	1.000%	11/4/20	NOK	20,000	2,357
8	KFW	0.375%	12/15/20	GBP	10,000	12,951
8	KFW	1.625%	1/15/21	EUR	43,000	51,162
8	KFW	3.375%	1/18/21	EUR	25,350	31,168
8	KFW	1.375%	2/1/21	GBP	10,000	13,195
8	KFW	6.250%	5/19/21	AUD	9,000	7,129
8	KFW	5.550%	6/7/21	GBP	19,000	27,470
8	KFW	0.000%	6/30/21	EUR	51,300	59,232
8	KFW	3.500%	7/4/21	EUR	25,000	31,289
8	KFW	2.500%	1/17/22	EUR	12,000	14,876
8	KFW	5.500%	2/9/22	AUD	24,000	19,111
8	KFW	0.875%	3/15/22	GBP	20,000	25,985
8	KFW	0.000%	4/28/22	EUR	32,900	37,975
8	KFW	2.900%	6/6/22	AUD	17,500	12,990
8	KFW	2.800%	3/7/23	AUD	25,000	18,521
8	KFW	0.375%	3/15/23	EUR	25,000	29,234
8	KFW	0.000%	9/15/23	EUR	32,000	36,781
8	KFW	0.125%	11/7/23	EUR	10,823	12,507
8	KFW	5.000%	3/19/24	AUD	10,000	8,190
8	KFW	0.050%	5/30/24	EUR	3,000	3,450
8	KFW	1.500%	6/11/24	EUR	22,460	27,787
8	KFW	0.125%	10/4/24	EUR	30,000	34,508
8	KFW	0.625%	1/15/25	EUR	43,675	51,615
8	KFW	0.375%	4/23/25	EUR	25,000	29,051
8	KFW	5.500%	6/18/25	GBP	20,000	32,787
8	KFW	2.500%	8/25/25	CHF	21,500	25,624
8	KFW	0.375%	3/9/26	EUR	5,000	5,780
8	KFW	3.200%	9/11/26	AUD	10,000	7,533
8	KFW	0.625%	2/22/27	EUR	38,000	44,475

8	KFW	0.500%	9/15/27	EUR	65,000	75,005
8	KFW	0.625%	1/7/28	EUR	50,000	58,154
8	KFW	6.000%	12/7/28	GBP	10,000	18,355
8	KFW	0.375%	4/23/30	EUR	15,000	16,613
8	KFW	5.750%	6/7/32	GBP	6,000	11,647
8	KFW	1.125%	5/9/33	EUR	10,000	11,803
8	KFW	1.375%	7/31/35	EUR	10,000	12,091
8	KFW	1.250%	7/4/36	EUR	23,000	27,246
8	KFW	4.875%	3/15/37	GBP	4,000	7,671
8	KFW	4.700%	6/2/37	CAD	2,350	2,192
	Land Berlin	0.500%	2/10/25	EUR	21,000	24,495
	Land Berlin	0.250%	4/22/25	EUR	10,000	11,477
	Land Thueringen	1.625%	8/17/20	EUR	2,462	2,902
	Land Thueringen	0.500%	5/12/25	EUR	4,500	5,243
	Land Thueringen	0.200%	10/26/26	EUR	15,000	16,907
	Landesbank Baden-Wuerttemberg	0.200%	12/13/21	EUR	7,000	7,984
	Landeskreditbank Baden-Wuerttemberg Foerderbank	2.250%	2/17/21	AUD	20,000	14,557
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.125%	5/17/21	GBP	5,700	7,466
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	10,000	7,952
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	15,000	17,309
8	Landwirtschaftliche Rentenbank	4.750%	3/12/19	NZD	5,000	3,465
8	Landwirtschaftliche Rentenbank	4.000%	1/30/20	NZD	8,513	5,991
8	Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	8,000	6,022
8	Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	1,767
8	Landwirtschaftliche Rentenbank	1.375%	12/15/20	GBP	3,100	4,088
8	Landwirtschaftliche Rentenbank	2.500%	4/13/21	AUD	5,000	3,658
8	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	16,094
8	Landwirtschaftliche Rentenbank	5.500%	3/29/22	AUD	5,000	3,992
8	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	5,996
8	Landwirtschaftliche Rentenbank	2.700%	9/5/22	AUD	10,000	7,374
8	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	10,000	11,617
8	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	45,200	35,307
8	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	20,000	23,014
8	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	14,600	18,994
8	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	40,100	46,747
8	Landwirtschaftliche Rentenbank	0.250%	7/15/24	EUR	12,900	14,903
8	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	10,000	7,971
8	Landwirtschaftliche Rentenbank	0.375%	3/16/26	EUR	10,000	11,526
8	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	3,200	2,306
8	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	15,300	17,798
8	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	20,000	22,716
	NRW Bank	0.000%	8/2/21	EUR	20,000	23,029
	NRW Bank	0.000%	2/1/22	EUR	30,000	34,543
	NRW Bank	1.000%	6/15/22	GBP	1,000	1,299
	NRW Bank	0.100%	1/10/23	EUR	25,000	28,808
	NRW Bank	0.125%	3/10/23	EUR	5,000	5,765
	NRW Bank	0.250%	3/10/25	EUR	15,000	17,229
	NRW Bank	0.625%	2/11/26	EUR	15,000	17,567
	NRW Bank	0.500%	5/11/26	EUR	12,000	13,908
	NRW Bank	0.625%	2/23/27	EUR	15,000	17,386
	NRW Bank	0.500%	9/13/27	EUR	15,000	17,193
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	5,957
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	10,031

	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	11,641
	State of Berlin	1.500%	8/28/20	EUR	2,000	2,355
	State of Berlin	1.500%	1/21/21	EUR	3,300	3,912
	State of Berlin	3.125%	8/17/21	EUR	30,300	37,658
	State of Berlin	0.750%	11/11/22	EUR	10,000	11,819
	State of Berlin	1.875%	6/12/23	EUR	1,800	2,232
	State of Berlin	0.625%	3/20/26	EUR	25,000	29,233
	State of Berlin	1.000%	5/19/32	EUR	15,000	17,221
	State of Berlin	0.625%	8/25/36	EUR	2,500	2,607
	State of Brandenburg	3.500%	6/15/21	EUR	15,000	18,701
	State of Bremen	1.375%	4/28/21	EUR	1,000	1,187
	State of Bremen	0.500%	7/30/21	EUR	15,000	17,483
	State of Bremen	0.500%	3/3/25	EUR	13,000	15,136
	State of Hesse	1.375%	2/5/20	EUR	8,000	9,321
	State of Hesse	3.500%	3/10/20	EUR	5,000	5,963
	State of Hesse	1.750%	6/19/20	EUR	3,730	4,394
	State of Hesse	3.000%	8/23/21	EUR	12,000	14,875
8	State of Hesse	0.000%	9/15/21	EUR	4,900	5,647
	State of Hesse	0.375%	7/4/22	EUR	10,000	11,658
	State of Hesse	1.750%	1/20/23	EUR	3,000	3,687
	State of Hesse	0.375%	3/10/23	EUR	38,000	44,261
	State of Hesse	1.375%	6/10/24	EUR	4,000	4,890
	State of Hesse	0.500%	2/17/25	EUR	10,500	12,252
	State of Hesse	0.250%	6/10/25	EUR	25,000	28,683
	State of Hesse	1.300%	10/10/33	EUR	5,000	5,917
	State of Hesse	0.750%	8/4/36	EUR	12,000	12,793
	State of Lower Saxony	0.400%	7/10/20	EUR	5,000	5,785
	State of Lower Saxony	0.000%	3/1/21	EUR	18,200	20,956
	State of Lower Saxony	2.750%	9/13/21	EUR	20,000	24,681
	State of Lower Saxony	0.000%	1/10/22	EUR	10,000	11,513
	State of Lower Saxony	1.000%	8/18/22	EUR	11,000	13,101
	State of Lower Saxony	0.050%	11/10/22	EUR	10,000	11,498
	State of Lower Saxony	0.375%	1/19/23	EUR	15,000	17,479
	State of Lower Saxony	0.125%	3/7/23	EUR	20,000	23,065
	State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,259
	State of Lower Saxony	2.125%	1/16/24	EUR	310	391
	State of Lower Saxony	0.000%	8/2/24	EUR	47,000	53,462
	State of Lower Saxony	0.625%	1/20/25	EUR	10,000	11,760
	State of Lower Saxony	0.500%	6/8/26	EUR	2,500	2,896
	State of Lower Saxony	0.625%	7/6/27	EUR	20,000	23,192
	State of North Rhine-Westphalia Germany	1.250%	3/13/20	EUR	5,000	5,826
	State of North Rhine-Westphalia Germany	1.500%	12/15/20	EUR	48,000	56,821
	State of North Rhine-Westphalia Germany	1.500%	1/14/21	EUR	4,000	4,742
	State of North Rhine-Westphalia Germany	0.375%	10/19/21	EUR	10,000	11,643
	State of North Rhine-Westphalia Germany	1.375%	5/16/22	EUR	5,050	6,180
	State of North Rhine-Westphalia Germany	1.875%	9/15/22	EUR	11,150	13,691
	State of North Rhine-Westphalia Germany	0.375%	2/16/23	EUR	4,300	5,011
	State of North Rhine-Westphalia Germany	0.200%	4/17/23	EUR	20,000	23,132
	State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	35,800	41,270
	State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	1,950	2,438
	State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	220	264
	State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	3,000	3,500
	State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	3,000	3,829
	State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	15,000	17,714
	State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	10,000	11,621
	State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	20,400	23,481
	State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	28,000	33,154

State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	10,000	12,381
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	15,000	16,506
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	36,400	48,842
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	14,000	16,127
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	10,000	12,147
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	10,000	11,790
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	5,000	5,785
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	10,000	11,686
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	16,000	19,224
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	5,000	5,838
State of Rhineland-Palatinate	0.000%	3/23/20	EUR	317	364
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,835
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,088
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	7,004
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	10,000	11,233
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	10,000	11,614
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	4,906
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	11,274
Wirtschafts-und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,058
					9,283,481
Total Germany (Cost $11,477,672)					11,610,950
Hong Kong (0.1%)
Corporate Bonds (0.1%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	100	111
CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	10,300	11,647
CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	1,400	1,585
CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	11,400	12,816
CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	17,000	19,745
CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	115
Hutchison Whampoa Finance 14 Ltd.	1.375%	10/31/21	EUR	100	117
					46,136
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	1.470%	2/20/19	HKD	35,000	4,461
Hong Kong Special Administrative Region	0.910%	11/5/20	HKD	100,000	12,608
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	3,930
					20,999
Total Hong Kong (Cost $66,303)					67,135
Hungary (0.1%)
Sovereign Bonds (0.1%)
Republic of Hungary	0.500%	4/21/21	HUF	4,032,670	14,393
Republic of Hungary	2.500%	10/27/21	HUF	900,000	3,374
Republic of Hungary	7.000%	6/24/22	HUF	534,000	2,283
Republic of Hungary	1.750%	10/26/22	HUF	400,000	1,456
Republic of Hungary	6.000%	11/24/23	HUF	2,910,000	12,622
Republic of Hungary	2.500%	10/24/24	HUF	795,000	2,923
Republic of Hungary	5.500%	6/24/25	HUF	6,037,430	25,890
Republic of Hungary	2.750%	12/22/26	HUF	5,000,000	18,124
Republic of Hungary	1.750%	10/10/27	EUR	2,500	2,948
Republic of Hungary	3.000%	10/27/27	HUF	19,922,490	73,471
Total Hungary (Cost $149,639)					157,484
India (0.0%)
Corporate Bonds (0.0%)
Bharti Airtel International Netherlands BV	3.000%	3/31/20	CHF	3,000	3,081

Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,032
Total India (Cost $4,376)					4,113
Indonesia (0.6%)
Sovereign Bonds (0.6%)
Republic of Indonesia	2.875%	7/8/21	EUR	11,020	13,308
Republic of Indonesia	5.625%	5/15/23	IDR	913,604,000	60,666
Republic of Indonesia	2.625%	6/14/23	EUR	200	241
Republic of Indonesia	8.375%	3/15/24	IDR	1,440,785,000	105,164
Republic of Indonesia	1.750%	4/24/25	EUR	13,400	15,425
Republic of Indonesia	7.000%	5/15/27	IDR	1,491,251,000	98,814
Republic of Indonesia	6.125%	5/15/28	IDR	1,930,000,000	120,978
Republic of Indonesia	3.750%	6/14/28	EUR	18,300	23,596
Republic of Indonesia	8.250%	5/15/29	IDR	224,350,000	16,201
Republic of Indonesia	7.500%	8/15/32	IDR	200,000,000	13,208
Republic of Indonesia	6.625%	5/15/33	IDR	2,049,414,000	125,007
Republic of Indonesia	8.375%	3/15/34	IDR	50,000,000	3,547
Republic of Indonesia	8.250%	5/15/36	IDR	347,800,000	24,526
Republic of Indonesia	7.500%	5/15/38	IDR	419,972,000	27,322
Total Indonesia (Cost $676,624)					648,003
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,500

Corporate Bonds (0.1%)
AIB Mortgage Bank	2.250%	3/26/21	EUR	15,000	18,028
Bank of Ireland Group plc	1.375%	8/29/23	EUR	15,000	16,903
CRH Finance DAC	3.125%	4/3/23	EUR	10,850	13,725
CRH Finance DAC	1.375%	10/18/28	EUR	1,300	1,434
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,502
CRH Finland Services Oyj	2.750%	10/15/20	EUR	5,488	6,516
Dali Capital plc	4.799%	12/21/37	GBP	150	244
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,832
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,500	12,943
Roadster Finance DAC	2.375%	12/8/27	EUR	400	430
Ryanair DAC	1.125%	8/15/23	EUR	3,000	3,398
					80,955
Sovereign Bonds (0.6%)
ESB Finance Ltd.	6.500%	3/5/20	GBP	3,000	4,138
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,296
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,200	7,550
Ireland	4.500%	4/18/20	EUR	62,200	75,475
Ireland	5.000%	10/18/20	EUR	24,000	30,021
Ireland	0.800%	3/15/22	EUR	57,280	67,722
Ireland	0.000%	10/18/22	EUR	500	575
Ireland	3.900%	3/20/23	EUR	22,965	30,647
Ireland	3.400%	3/18/24	EUR	55,200	73,957
Ireland	5.400%	3/13/25	EUR	10,735	16,119
Ireland	1.000%	5/15/26	EUR	91,950	109,644
Ireland	2.400%	5/15/30	EUR	29,090	38,407
Ireland	1.700%	5/15/37	EUR	25,190	30,117
Ireland	2.000%	2/18/45	EUR	52,390	65,088
NIE Finance plc	2.500%	10/27/25	GBP	800	1,062
Republic of Ireland	1.300%	5/15/33	EUR	400	462
Republic of Ireland	0.900%	5/15/28	EUR	50,600	58,868
Republic of Ireland	1.100%	5/15/29	EUR	15,000	17,556

Republic of Ireland	1.350%	3/18/31	EUR	30,000	35,404
664,108
Total Ireland (Cost $725,639)	748,563
Israel (0.2%)
Sovereign Bonds (0.2%)
State of Israel	5.000%	1/31/20	ILS	69,000	19,845
State of Israel	4.625%	3/18/20	EUR	1,000	1,202
State of Israel	0.500%	1/31/21	ILS	22,600	6,210
State of Israel	1.000%	4/30/21	ILS	65,000	18,048
State of Israel	5.500%	1/31/22	ILS	20,000	6,274
State of Israel	1.250%	11/30/22	ILS	95,170	26,483
State of Israel	4.250%	3/31/23	ILS	73,000	22,712
State of Israel	2.875%	1/29/24	EUR	3,400	4,347
State of Israel	3.750%	3/31/24	ILS	37,000	11,432
State of Israel	1.750%	8/31/25	ILS	129,500	35,954
State of Israel	6.250%	10/30/26	ILS	56,360	20,559
State of Israel	1.500%	1/18/27	EUR	16,000	18,950
State of Israel	2.000%	3/31/27	ILS	162,000	45,092
State of Israel	2.250%	9/28/28	ILS	13,000	3,628
State of Israel	5.500%	1/31/42	ILS	66,000	25,679
State of Israel	3.750%	3/31/47	ILS	51,000	15,252
Total Israel (Cost $271,917)	281,667
Italy (7.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Aeroporti Di Roma SPA	5.441%	2/20/23	GBP	250	364
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,640	6,761
1	Banca Monte dei Paschi di Siena SPA	2.875%	4/16/59	EUR	4,000	4,757
Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	5,724
Banca Popolare di Milano Scarl	0.625%	6/8/23	EUR	10,000	11,153
Banco BPM SPA	0.750%	3/31/22	EUR	10,000	11,344
Banco BPM SPA	1.000%	1/23/25	EUR	15,000	16,609
Banco di Desio e della Brianza SPA	0.875%	9/12/24	EUR	16,000	18,190
Credit Agricole Cariparma SPA	0.875%	6/16/23	EUR	10,000	11,499
Credit Agricole Cariparma SPA	0.250%	9/30/24	EUR	10,800	11,898
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,762
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,375
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	10,500	13,762
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	9,000	11,792
Mediobanca SPA	3.625%	10/17/23	EUR	5,000	6,489
UniCredit SPA	2.625%	10/31/20	EUR	5,000	5,961
UniCredit SPA	5.000%	10/31/21	EUR	3,000	3,867
UniCredit SPA	5.250%	4/30/23	EUR	9,000	12,285
Unione di Banche Italiane SPA	3.125%	10/14/20	EUR	8,500	10,218
Unione di Banche Italiane SPA	5.250%	1/28/21	EUR	2,500	3,138
Unione di Banche Italiane SPA	1.000%	1/27/23	EUR	10,500	12,125
Unione di Banche Italiane SPA	3.125%	2/5/24	EUR	4,000	5,088
Unione di Banche Italiane SPA	1.250%	2/7/25	EUR	2,500	2,900
Unione di Banche Italiane SPA	0.375%	9/14/26	EUR	10,000	10,687
Unione di Banche Italiane SPA	1.125%	10/4/27	EUR	6,700	7,499
215,247
Corporate Bonds (0.5%)
2i Rete Gas SPA	3.000%	7/16/24	EUR	5,500	6,712
2i Rete Gas SPA	1.608%	10/31/27	EUR	1,500	1,614
Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,800	4,536
Aeroporti di Roma SPA	1.625%	6/8/27	EUR	11,000	12,014

	Assicurazioni Generali SPA	5.125%	9/16/24	EUR	7,280	9,941
	Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,000	2,427
1	Assicurazioni Generali SPA	7.750%	12/12/42	EUR	16,000	21,654
1	Assicurazioni Generali SPA	5.500%	10/27/47	EUR	100	123
	Atlantia SPA	2.875%	2/26/21	EUR	3,500	4,150
	Atlantia SPA	6.250%	6/9/22	GBP	3,820	5,393
	Atlantia SPA	5.875%	6/9/24	EUR	1,600	2,130
	Atlantia SPA	1.625%	2/3/25	EUR	5,600	6,031
	Atlantia SPA	1.875%	7/13/27	EUR	400	417
	Autostrade per l’Italia SPA	1.125%	11/4/21	EUR	8,000	9,103
	Autostrade per l’Italia SPA	4.375%	9/16/25	EUR	100	125
	Autostrade per l’Italia SPA	1.875%	11/4/25	EUR	13,935	15,121
	Autostrade per l’Italia SPA	1.750%	2/1/27	EUR	550	575
	Autostrade per l’Italia SPA	1.875%	9/26/29	EUR	1,800	1,828
	Banca Monte dei Paschi di Siena SPA	1.250%	1/20/22	EUR	5,000	5,722
	Banca Monte dei Paschi di Siena SPA	2.125%	11/26/25	EUR	9,000	10,277
	Banca Popolare di Milano Scarl	1.500%	12/2/25	EUR	7,200	8,151
	Covivio	2.375%	2/20/28	EUR	200	227
	Credit Agricole Cariparma SPA	0.625%	1/13/26	EUR	600	656
	Enel Finance International NV	4.875%	3/11/20	EUR	13,040	15,705
	Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,561
	Enel Finance International NV	4.875%	4/17/23	EUR	5,000	6,742
	Enel Finance International NV	5.250%	9/29/23	EUR	736	1,007
	Enel Finance International NV	5.625%	8/14/24	GBP	3,700	5,539
	Enel Finance International NV	1.000%	9/16/24	EUR	3,100	3,524
	Enel Finance International NV	1.966%	1/27/25	EUR	6,716	7,937
	Enel Finance International NV	1.375%	6/1/26	EUR	41,145	46,154
	Enel Finance International NV	1.125%	9/16/26	EUR	4,800	5,271
	Enel Finance International NV	5.750%	9/14/40	GBP	9,700	15,613
	Enel SPA	5.750%	6/22/37	GBP	1,000	1,588
1	Enel SPA	6.625%	9/15/76	GBP	2,900	4,024
1	Enel SPA	2.500%	11/24/78	EUR	10,600	11,461
1	Enel SPA	3.375%	11/24/81	EUR	300	321
	Eni SPA	4.250%	2/3/20	EUR	2,570	3,063
	Eni SPA	2.625%	11/22/21	EUR	3,000	3,659
	Eni SPA	0.750%	5/17/22	EUR	500	579
	Eni SPA	3.250%	7/10/23	EUR	7,360	9,383
	Eni SPA	0.625%	9/19/24	EUR	10,000	11,257
	Eni SPA	3.750%	9/12/25	EUR	6,600	8,745
	Eni SPA	1.500%	1/17/27	EUR	5,000	5,778
	Eni SPA	1.625%	5/17/28	EUR	3,000	3,454
	Eni SPA	1.125%	9/19/28	EUR	5,500	6,030
	Eni SPA	3.625%	1/29/29	EUR	6,200	8,261
	EXOR NV	2.500%	10/8/24	EUR	10,000	11,946
	FCA Bank SPA	1.250%	9/23/20	EUR	1,600	1,842
	FCA Bank SPA	0.250%	10/12/20	EUR	500	565
	FCA Bank SPA	1.625%	9/29/21	GBP	3,000	3,804
	FCA Bank SPA	1.000%	11/15/21	EUR	23,900	27,110
	Intesa Sanpaolo SPA	2.750%	3/20/20	EUR	100	118
	Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,350	2,808
	Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	12,228	14,341
	Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,100	9,857
	Intesa Sanpaolo SPA	1.125%	3/4/22	EUR	100	114
	Intesa Sanpaolo SPA	0.875%	6/27/22	EUR	6,600	7,392
	Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	6,100	7,627
	Intesa Sanpaolo SPA	1.375%	1/18/24	EUR	15,000	16,662
	Intesa Sanpaolo SPA	1.750%	3/20/28	EUR	12,000	12,630

	Iren SPA	0.875%	11/4/24	EUR	2,100	2,256
	Italgas SPA	0.500%	1/19/22	EUR	18,000	20,419
	Italgas SPA	1.625%	1/19/27	EUR	5,000	5,569
	Luxottica Group SPA	2.625%	2/10/24	EUR	8,800	11,122
	Mediobanca Banca di Credito Finanziario SPA	1.375%	11/10/25	EUR	10,800	12,455
	Mediobanca SPA	0.750%	2/17/20	EUR	10,000	11,476
	Mediobanca SPA	1.625%	1/19/21	EUR	5,000	5,797
	Mediobanca SPA	1.250%	11/24/29	EUR	2,600	2,844
	Snam SPA	0.000%	10/25/20	EUR	4,800	5,467
	Snam SPA	1.500%	4/21/23	EUR	100	118
	Snam SPA	1.250%	1/25/25	EUR	500	572
	Snam SPA	0.875%	10/25/26	EUR	19,655	21,161
	Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,219
	Societa Iniziative Autostradali e Servizi SPA	1.625%	2/8/28	EUR	9,911	10,383
	Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	7,498
	Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	7,066	8,142
	Terna Rete Elettrica Nazionale SPA	1.375%	7/26/27	EUR	9,740	10,759
	UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,799
	UniCredit SPA	2.000%	3/4/23	EUR	15,000	17,456
	UniCredit SPA	0.375%	10/31/26	EUR	12,750	13,655
	Unione di Banche Italiane SPA	0.750%	10/17/22	EUR	100	109
						603,675
Sovereign Bonds (6.8%)
	ACEA SPA	2.625%	7/15/24	EUR	3,200	3,829
	Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	2,000	2,387
	Cassa Depositi e Prestiti SPA	1.500%	4/9/25	EUR	7,700	8,396
	Cassa Depositi e Prestiti SPA	1.875%	2/7/26	EUR	5,000	5,491
	Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,400
	Hera SPA	5.200%	1/29/28	EUR	6,000	8,449
2	Republic of Italy	4.500%	2/1/20	EUR	105,950	126,506
	Republic of Italy	4.250%	3/1/20	EUR	49,000	58,535
	Republic of Italy	0.700%	5/1/20	EUR	112,500	129,569
	Republic of Italy	0.350%	6/15/20	EUR	4,500	5,151
	Republic of Italy	4.000%	9/1/20	EUR	108,180	130,999
	Republic of Italy	0.200%	10/15/20	EUR	100,000	114,276
	Republic of Italy	0.000%	11/27/20	EUR	152,000	172,529
	Republic of Italy	3.750%	3/1/21	EUR	80,300	98,145
	Republic of Italy	0.050%	4/15/21	EUR	100,000	113,345
2	Republic of Italy	3.750%	5/1/21	EUR	126,450	154,818
	Republic of Italy	0.450%	6/1/21	EUR	201,100	229,617
2	Republic of Italy	3.750%	8/1/21	EUR	201,225	247,564
	Republic of Italy	4.750%	9/1/21	EUR	27,500	34,638
	Republic of Italy	2.300%	10/15/21	EUR	119,835	142,584
	Republic of Italy	2.150%	12/15/21	EUR	111,200	132,010
	Republic of Italy	5.000%	3/1/22	EUR	37,895	48,612
	Republic of Italy	1.200%	4/1/22	EUR	88,162	101,650
	Republic of Italy	1.350%	4/15/22	EUR	169,648	196,264
	Republic of Italy	0.900%	8/1/22	EUR	106,400	120,635
	Republic of Italy	5.500%	9/1/22	EUR	62,500	82,394
	Republic of Italy	5.500%	11/1/22	EUR	70,000	92,471
	Republic of Italy	0.950%	3/1/23	EUR	240,000	270,638
	Republic of Italy	4.500%	5/1/23	EUR	89,680	115,847
2	Republic of Italy	4.750%	8/1/23	EUR	45,580	59,696
	Republic of Italy	2.450%	10/1/23	EUR	401,311	478,608
	Republic of Italy	9.000%	11/1/23	EUR	31,000	47,601
	Republic of Italy	4.500%	3/1/24	EUR	93,780	121,863
	Republic of Italy	3.750%	9/1/24	EUR	58,900	74,264

	Republic of Italy	1.450%	11/15/24	EUR	90,500	101,627
2	Republic of Italy	5.000%	3/1/25	EUR	235,471	316,759
	Republic of Italy	1.500%	6/1/25	EUR	62,500	69,686
	Republic of Italy	2.000%	12/1/25	EUR	87,220	99,787
2	Republic of Italy	4.500%	3/1/26	EUR	215,575	285,010
	Republic of Italy	1.600%	6/1/26	EUR	96,200	106,572
	Republic of Italy	7.250%	11/1/26	EUR	60,300	93,647
	Republic of Italy	1.250%	12/1/26	EUR	53,900	57,807
	Republic of Italy	2.200%	6/1/27	EUR	229,684	260,929
	Republic of Italy	2.050%	8/1/27	EUR	474,273	531,109
	Republic of Italy	6.500%	11/1/27	EUR	795	1,202
	Republic of Italy	2.000%	2/1/28	EUR	68,386	75,924
	Republic of Italy	6.000%	8/4/28	GBP	11,900	17,882
2	Republic of Italy	4.750%	9/1/28	EUR	9,828	13,421
	Republic of Italy	2.800%	12/1/28	EUR	87,000	101,651
	Republic of Italy	5.250%	11/1/29	EUR	53,510	75,736
2	Republic of Italy	3.500%	3/1/30	EUR	85,050	104,295
	Republic of Italy	6.000%	5/1/31	EUR	96,345	145,916
	Republic of Italy	5.750%	2/1/33	EUR	97,200	145,843
2	Republic of Italy	2.450%	9/1/33	EUR	39,557	42,823
2	Republic of Italy	5.000%	8/1/34	EUR	92,730	131,427
2	Republic of Italy	3.350%	3/1/35	EUR	302,709	358,191
2	Republic of Italy	2.250%	9/1/36	EUR	27,219	28,052
2	Republic of Italy	4.000%	2/1/37	EUR	120,310	154,492
2	Republic of Italy	2.950%	9/1/38	EUR	95,190	105,189
2	Republic of Italy	5.000%	8/1/39	EUR	44,430	63,436
2	Republic of Italy	5.000%	9/1/40	EUR	121,460	172,822
2	Republic of Italy	4.750%	9/1/44	EUR	97,980	136,740
2	Republic of Italy	3.250%	9/1/46	EUR	58,450	65,989
2	Republic of Italy	3.450%	3/1/48	EUR	170,638	195,876
2	Republic of Italy	2.800%	3/1/67	EUR	20,637	20,287
						7,811,908
Total Italy (Cost $8,644,697)						8,630,830
Japan (20.5%)
Corporate Bonds (0.4%)
	American Honda Finance Corp.	1.300%	3/21/22	GBP	15,000	19,457
	American Honda Finance Corp.	1.375%	11/10/22	EUR	5,100	6,038
	American Honda Finance Corp.	0.750%	1/17/24	EUR	7,200	8,229
	Asahi Group Holdings Ltd.	0.321%	9/19/21	EUR	300	342
	East Japan Railway Co.	4.875%	6/14/34	GBP	5,500	9,486
	East Japan Railway Co.	4.500%	1/25/36	GBP	400	672
	Hokkaido Electric Power Co. Inc.	1.164%	6/25/20	JPY	200,000	1,862
	Honda Canada Finance Inc.	1.823%	12/7/21	CAD	16,173	12,026
	Honda Canada Finance Inc.	2.268%	7/15/22	CAD	5,000	3,743
	JT International Financial Services BV	2.750%	9/28/33	GBP	5,000	6,476
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	78,000	726
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	244,000	2,255
	Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,838
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	200,000	1,912
	Mitsubishi UFJ Financial Group Inc.	0.680%	1/26/23	EUR	10,000	11,442
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	10,000	11,379
	Mizuho Bank Ltd.	0.300%	4/26/19	JPY	1,000,000	9,184
	Mizuho Financial Group Inc.	0.100%	7/22/21	JPY	300,000	2,732
	Mizuho Financial Group Inc.	1.020%	10/11/23	EUR	9,200	10,638
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	4,950	5,679
	MUFG Bank Ltd.	1.560%	1/20/21	JPY	400,000	3,779

	MUFG Bank Ltd.	0.875%	3/11/22	EUR	5,000	5,790
	MUFG Bank Ltd.	1.390%	5/31/22	JPY	100,000	956
	Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,701
	Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,707
	Nissan Motor Co. Ltd.	0.150%	3/19/21	JPY	1,500,000	13,744
	Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,600	6,570
	Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	5,641
	Norinchukin Bank	0.250%	9/27/19	JPY	1,200,000	11,031
	Norinchukin Bank	0.280%	6/26/20	JPY	1,000,000	9,212
	Norinchukin Bank	0.270%	7/27/20	JPY	1,400,000	12,898
	Norinchukin Bank	0.230%	1/27/21	JPY	1,000,000	9,215
	Panasonic Corp.	0.387%	3/19/20	JPY	1,400,000	12,898
	Panasonic Corp.	0.300%	9/20/23	JPY	400,000	3,700
	Panasonic Corp.	0.934%	3/19/25	JPY	1,200,000	11,489
	Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,814
	Shinkin Central Bank	0.250%	6/27/19	JPY	2,000,000	18,376
	Shinkin Central Bank	0.200%	8/27/19	JPY	450,000	4,135
	Shinkin Central Bank	0.200%	9/27/19	JPY	300,000	2,757
	Shinkin Central Bank	0.225%	11/27/19	JPY	1,200,000	11,034
	Shinkin Central Bank	0.225%	12/27/19	JPY	200,000	1,839
	Shinkin Central Bank	0.250%	2/27/20	JPY	200,000	1,840
	Shinkin Central Bank	0.225%	3/27/20	JPY	200,000	1,840
	Shinkin Central Bank	0.250%	6/26/20	JPY	2,000,000	18,416
	Shinkin Central Bank	0.070%	3/26/21	JPY	200,000	1,837
	Shinkin Central Bank	0.030%	10/27/21	JPY	2,600,000	23,859
	Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	5,622
	Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	18,500	22,040
	Sumitomo Mitsui Banking Corp.	1.000%	1/19/22	EUR	100	116
	Sumitomo Mitsui Banking Corp.	2.750%	7/24/23	EUR	500	625
	Sumitomo Mitsui Financial Group Inc.	0.606%	1/18/22	EUR	200	230
	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	AUD	4,400	3,248
	Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	1,600	1,838
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	1,500,000	14,089
	Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	200	228
	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	8,200	9,618
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,805
2	Takeda Pharmaceutical Co. Ltd.	0.375%	11/21/20	EUR	9,200	10,528
2	Takeda Pharmaceutical Co. Ltd.	1.125%	11/21/22	EUR	7,300	8,445
2	Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	8,300	9,881
2	Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	9,000	10,941
	Toyota Credit Canada Inc.	2.020%	2/28/22	CAD	10,000	7,460
	Toyota Finance Australia Ltd.	4.250%	5/15/19	AUD	1,000	730
	Toyota Finance Australia Ltd.	3.100%	5/19/22	AUD	5,678	4,171
	Toyota Finance Australia Ltd.	1.625%	7/11/22	GBP	1,000	1,310
	Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,674
	Toyota Motor Credit Corp.	1.125%	9/7/21	GBP	4,000	5,197
	Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	13,000	15,199
	Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	2,300	2,946
	Toyota Motor Credit Corp.	2.375%	2/1/23	EUR	1,000	1,234
						478,369
Sovereign Bonds (20.1%)
	Central Nippon Expressway Co. Ltd.	0.294%	3/20/19	JPY	1,000,000	9,182
	Central Nippon Expressway Co. Ltd.	0.262%	6/2/20	JPY	2,800,000	25,785
	Central Nippon Expressway Co. Ltd.	0.030%	7/14/21	JPY	900,000	8,268
	Central Nippon Expressway Co. Ltd.	0.030%	9/17/21	JPY	1,000,000	9,190
	Central Nippon Expressway Co. Ltd.	0.070%	3/18/22	JPY	1,600,000	14,701
11	Deposit Insurance Corp. of Japan	0.100%	1/17/20	JPY	800,000	7,353

	Deposit Insurance Corp. of Japan	0.100%	10/19/21	JPY	1,800,000	16,596
11	Deposit Insurance Corp. of Japan	0.100%	10/14/22	JPY	2,900,000	26,343
11	Development Bank of Japan Inc.	1.400%	2/17/20	JPY	200,000	1,863
	Development Bank of Japan Inc.	0.161%	12/18/20	JPY	100,000	921
11	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,707
11	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	760,000	7,417
11	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,761
11	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	600,000	5,674
11	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,785
11	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	45,500	419
	East Nippon Expressway Co. Ltd.	0.005%	6/20/19	JPY	1,800,000	16,519
	East Nippon Expressway Co. Ltd.	0.010%	6/20/19	JPY	400,000	3,671
	East Nippon Expressway Co. Ltd.	0.005%	12/20/19	JPY	200,000	1,841
	East Nippon Expressway Co. Ltd.	0.180%	3/19/20	JPY	650,000	5,976
	East Nippon Expressway Co. Ltd.	0.262%	6/19/20	JPY	1,850,000	17,040
	East Nippon Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,590
	East Nippon Expressway Co. Ltd.	0.060%	6/18/21	JPY	280,000	2,573
	East Nippon Expressway Co. Ltd.	0.090%	6/20/22	JPY	600,000	5,517
	East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	500,000	4,598
	Japan	0.100%	2/15/20	JPY	33,000,000	303,845
	Japan	0.100%	3/15/20	JPY	1,400,000	12,893
	Japan	0.100%	3/20/20	JPY	39,500,000	363,757
	Japan	1.300%	3/20/20	JPY	4,421,000	41,258
	Japan	1.400%	3/20/20	JPY	240,000	2,242
	Japan	0.100%	4/15/20	JPY	375,000	3,454
	Japan	0.100%	6/20/20	JPY	27,000,000	248,809
	Japan	1.100%	6/20/20	JPY	5,325,000	49,741
	Japan	1.300%	6/20/20	JPY	4,500,000	42,148
	Japan	0.100%	9/1/20	JPY	7,000,000	64,540
	Japan	0.100%	9/20/20	JPY	35,050,000	323,210
	Japan	0.800%	9/20/20	JPY	3,800,000	35,440
	Japan	1.000%	9/20/20	JPY	5,295,000	49,538
	Japan	0.100%	11/1/20	JPY	21,999,350	202,918
	Japan	0.100%	12/1/20	JPY	17,600,000	162,365
	Japan	0.100%	12/20/20	JPY	7,500,000	69,208
	Japan	1.200%	12/20/20	JPY	7,337,350	69,091
	Japan	0.100%	1/1/21	JPY	39,650,000	365,844
	Japan	0.100%	3/20/21	JPY	5,600,000	51,711
	Japan	1.300%	3/20/21	JPY	9,634,000	91,205
	Japan	0.100%	6/20/21	JPY	54,570,000	504,197
	Japan	1.200%	6/20/21	JPY	6,000,000	56,877
	Japan	2.000%	6/21/21	JPY	4,000,000	38,623
	Japan	0.100%	9/20/21	JPY	45,950,000	424,863
	Japan	1.000%	9/20/21	JPY	138,000	1,306
	Japan	1.100%	9/20/21	JPY	6,400,000	60,712
	Japan	0.100%	12/20/21	JPY	5,150,000	47,649
	Japan	1.000%	12/20/21	JPY	11,100,000	105,329
	Japan	1.100%	12/20/21	JPY	4,200,000	39,965
	Japan	2.100%	12/20/21	JPY	105,000	1,027
	Japan	0.100%	3/20/22	JPY	31,475,000	291,409
	Japan	0.900%	3/20/22	JPY	4,740,000	44,964
	Japan	1.000%	3/20/22	JPY	8,120,000	77,268
	Japan	0.100%	6/20/22	JPY	65,910,000	610,634
	Japan	0.800%	6/20/22	JPY	12,120,000	114,909
	Japan	0.900%	6/20/22	JPY	7,557,000	71,877
	Japan	0.100%	9/20/22	JPY	42,300,000	392,144
	Japan	0.800%	9/20/22	JPY	4,170,000	39,626

Japan	1.900%	9/20/22	JPY	67,000	661
Japan	0.100%	12/20/22	JPY	32,600,000	302,415
Japan	0.700%	12/20/22	JPY	4,025,000	38,198
Japan	0.800%	12/20/22	JPY	12,605,000	120,073
Japan	1.400%	12/20/22	JPY	6,500,000	63,313
Japan	1.700%	12/20/22	JPY	3,500,000	34,467
Japan	0.100%	3/20/23	JPY	34,500,000	320,259
Japan	0.600%	3/20/23	JPY	12,020,000	113,842
Japan	1.000%	3/20/23	JPY	530,000	5,101
Japan	0.100%	6/20/23	JPY	19,300,000	179,312
Japan	0.800%	6/20/23	JPY	13,713,500	131,249
Japan	0.800%	6/20/23	JPY	600,000	5,742
Japan	1.800%	6/20/23	JPY	2,500,000	24,935
Japan	0.100%	9/20/23	JPY	45,200,000	420,212
Japan	0.600%	9/20/23	JPY	1,000,000	9,509
Japan	0.800%	9/20/23	JPY	1,256,000	12,050
Japan	1.900%	9/20/23	JPY	3,055,000	30,738
Japan	0.100%	12/20/23	JPY	7,000,000	65,122
Japan	0.600%	12/20/23	JPY	15,660,000	149,177
Japan	1.900%	12/20/23	JPY	1,800,000	18,195
Japan	0.600%	3/20/24	JPY	18,890,000	180,237
Japan	1.900%	3/20/24	JPY	500,000	5,076
Japan	0.600%	6/20/24	JPY	710,000	6,787
Japan	0.500%	9/20/24	JPY	12,700,000	120,951
Japan	2.100%	9/20/24	JPY	1,305,000	13,514
Japan	0.300%	12/20/24	JPY	10,500,000	99,045
Japan	0.500%	12/20/24	JPY	7,730,000	73,757
Japan	0.400%	3/20/25	JPY	9,865,000	93,717
Japan	2.000%	3/20/25	JPY	75,000	780
Japan	0.400%	6/20/25	JPY	8,000,000	76,110
Japan	1.900%	6/20/25	JPY	1,150,000	11,956
Japan	2.100%	6/20/25	JPY	3,000,000	31,533
Japan	0.400%	9/20/25	JPY	3,195,000	30,432
Japan	2.100%	9/20/25	JPY	200,000	2,113
Japan	0.300%	12/20/25	JPY	3,400,000	32,212
Japan	2.000%	12/20/25	JPY	3,340,000	35,239
Japan	0.100%	3/20/26	JPY	5,100,000	47,695
Japan	2.100%	3/20/26	JPY	860,000	9,173
Japan	2.200%	3/20/26	JPY	800,000	8,582
Japan	0.100%	6/20/26	JPY	20,170,000	188,659
Japan	0.100%	9/20/26	JPY	29,300,000	274,043
Japan	2.200%	9/20/26	JPY	60,000	650
Japan	2.300%	9/20/26	JPY	35,000	381
Japan	0.100%	12/20/26	JPY	22,220,000	207,806
Japan	2.100%	12/20/26	JPY	5,000,000	53,991
Japan	0.100%	3/20/27	JPY	25,185,000	235,437
Japan	2.000%	3/20/27	JPY	1,000,000	10,770
Japan	2.100%	3/20/27	JPY	350,000	3,796
Japan	0.100%	6/20/27	JPY	15,250,000	142,445
Japan	2.300%	6/20/27	JPY	20,000	221
Japan	0.100%	9/20/27	JPY	29,850,000	278,577
Japan	2.200%	9/20/27	JPY	15,000	165
Japan	0.100%	12/20/27	JPY	27,125,000	252,896
Japan	2.100%	12/20/27	JPY	2,241,000	24,564
Japan	0.100%	3/20/28	JPY	39,020,000	363,375
Japan	2.200%	3/20/28	JPY	3,950,000	43,745
Japan	2.400%	3/20/28	JPY	5,850,000	65,772

Japan	0.100%	6/20/28	JPY	29,500,000	274,464
Japan	2.400%	6/20/28	JPY	1,030,000	11,623
Japan	0.100%	9/20/28	JPY	9,600,250	89,158
Japan	2.100%	9/20/28	JPY	6,126,000	67,751
Japan	2.200%	9/20/28	JPY	1,200,000	13,378
Japan	0.100%	12/20/28	JPY	2,400,000	22,265
Japan	1.900%	12/20/28	JPY	7,240,000	78,959
Japan	2.100%	12/20/28	JPY	600,000	6,652
Japan	1.900%	3/20/29	JPY	4,150,000	45,399
Japan	2.100%	3/20/29	JPY	4,513,000	50,208
Japan	2.100%	6/20/29	JPY	5,530,000	61,706
Japan	2.100%	9/20/29	JPY	8,580,000	96,043
Japan	2.100%	12/20/29	JPY	7,500,000	84,217
Japan	2.200%	12/20/29	JPY	6,590,000	74,654
Japan	2.100%	3/20/30	JPY	80,000	901
Japan	2.200%	3/20/30	JPY	6,300,000	71,557
Japan	2.300%	5/20/30	JPY	170,000	1,953
Japan	1.600%	6/20/30	JPY	570,000	6,141
Japan	1.800%	6/20/30	JPY	40,000	439
Japan	2.000%	6/20/30	JPY	5,000,000	55,935
Japan	1.800%	9/20/30	JPY	1,400,000	15,402
Japan	1.900%	9/20/30	JPY	4,370,000	48,526
Japan	2.000%	12/20/30	JPY	3,000,000	33,721
Japan	2.100%	12/20/30	JPY	8,170,000	92,780
Japan	1.900%	3/20/31	JPY	6,000,000	67,005
Japan	2.000%	3/20/31	JPY	12,180,000	137,282
Japan	2.200%	3/20/31	JPY	500,000	5,746
Japan	1.800%	6/20/31	JPY	4,500,000	49,851
Japan	1.900%	6/20/31	JPY	5,950,000	66,531
Japan	1.700%	9/20/31	JPY	25,000,000	274,428
Japan	1.800%	9/20/31	JPY	7,575,000	84,017
Japan	1.700%	12/20/31	JPY	6,700,000	73,742
Japan	1.800%	12/20/31	JPY	25,062,000	278,762
Japan	1.600%	3/20/32	JPY	8,950,000	97,608
Japan	1.700%	3/20/32	JPY	3,200,000	35,277
Japan	1.800%	3/20/32	JPY	1,130,000	12,592
Japan	1.500%	6/20/32	JPY	6,300,000	68,066
Japan	1.600%	6/20/32	JPY	3,108,000	33,952
Japan	1.700%	9/20/32	JPY	14,789,000	163,667
Japan	1.700%	12/20/32	JPY	11,230,000	124,483
Japan	1.800%	12/20/32	JPY	6,000,000	67,254
Japan	1.500%	3/20/33	JPY	12,463,100	135,153
Japan	1.600%	3/20/33	JPY	10,564,000	115,888
Japan	1.700%	6/20/33	JPY	8,090,000	89,916
Japan	1.700%	6/20/33	JPY	1,550,000	17,227
Japan	1.700%	9/20/33	JPY	7,101,000	79,043
Japan	1.600%	12/20/33	JPY	8,900,000	98,040
Japan	2.000%	12/20/33	JPY	500,000	5,777
Japan	1.500%	3/20/34	JPY	12,375,250	134,814
Japan	2.400%	3/20/34	JPY	3,700,000	44,839
Japan	1.500%	6/20/34	JPY	8,680,000	94,650
Japan	2.500%	6/20/34	JPY	2,013,000	24,732
Japan	1.400%	9/20/34	JPY	19,330,000	208,191
Japan	2.500%	9/20/34	JPY	400,000	4,927
Japan	1.200%	12/20/34	JPY	10,210,000	107,112
Japan	2.400%	12/20/34	JPY	2,300,000	28,053
Japan	1.200%	3/20/35	JPY	22,905,000	240,375

Japan	2.300%	3/20/35	JPY	2,500,000	30,172
Japan	1.300%	6/20/35	JPY	10,780,000	114,709
Japan	2.300%	6/20/35	JPY	3,580,000	43,343
Japan	1.200%	9/20/35	JPY	11,600,000	121,806
Japan	2.500%	9/20/35	JPY	1,000,000	12,421
Japan	1.000%	12/20/35	JPY	6,300,000	64,260
Japan	2.300%	12/20/35	JPY	2,510,000	30,504
Japan	0.400%	3/20/36	JPY	20,420,000	189,509
Japan	2.500%	3/20/36	JPY	2,208,000	27,566
Japan	0.200%	6/20/36	JPY	13,000,000	116,385
Japan	2.500%	6/20/36	JPY	1,450,000	18,154
Japan	0.500%	9/20/36	JPY	14,730,000	138,561
Japan	2.500%	9/20/36	JPY	600,000	7,528
Japan	0.600%	12/20/36	JPY	16,900,000	161,336
Japan	2.300%	12/20/36	JPY	808,000	9,902
Japan	0.700%	3/20/37	JPY	21,555,000	209,099
Japan	2.400%	3/20/37	JPY	3,614,000	44,947
Japan	0.600%	6/20/37	JPY	12,020,000	114,558
Japan	0.600%	9/20/37	JPY	11,875,000	112,993
Japan	2.500%	9/20/37	JPY	17,000	215
Japan	0.600%	12/20/37	JPY	14,405,550	136,917
Japan	0.500%	3/20/38	JPY	30,375,000	282,950
Japan	2.500%	3/20/38	JPY	2,917,000	37,022
Japan	0.500%	6/20/38	JPY	15,400,000	143,347
Japan	0.700%	9/20/38	JPY	12,400,000	119,439
Japan	2.400%	9/20/38	JPY	2,532,000	31,802
Japan	2.300%	3/20/39	JPY	4,508,000	56,012
Japan	2.200%	9/20/39	JPY	8,928,000	109,821
Japan	2.300%	3/20/40	JPY	4,580,000	57,403
Japan	2.000%	9/20/40	JPY	17,972,000	215,999
Japan	2.200%	3/20/41	JPY	13,268,000	165,105
Japan	2.000%	9/20/41	JPY	12,897,000	156,047
Japan	2.000%	3/20/42	JPY	15,226,850	184,697
Japan	1.900%	9/20/42	JPY	18,862,000	225,708
Japan	1.800%	3/20/43	JPY	7,391,000	87,081
Japan	1.900%	6/20/43	JPY	6,573,200	78,902
Japan	1.800%	9/20/43	JPY	1,135,000	13,412
Japan	1.700%	12/20/43	JPY	4,700,000	54,573
Japan	1.700%	3/20/44	JPY	7,710,000	89,689
Japan	1.700%	6/20/44	JPY	5,285,000	61,528
Japan	1.700%	9/20/44	JPY	6,073,000	70,754
Japan	1.500%	12/20/44	JPY	18,930,000	212,531
Japan	1.500%	3/20/45	JPY	10,765,000	120,905
Japan	1.600%	6/20/45	JPY	2,800,000	32,090
Japan	1.400%	9/20/45	JPY	1,860,000	20,484
Japan	1.400%	12/20/45	JPY	7,210,000	79,423
Japan	0.800%	3/20/46	JPY	5,620,000	54,152
Japan	0.300%	6/20/46	JPY	5,800,000	49,114
Japan	0.500%	9/20/46	JPY	11,730,000	104,693
Japan	0.600%	12/20/46	JPY	12,550,000	114,870
Japan	0.800%	3/20/47	JPY	1,895,000	18,214
Japan	0.800%	6/20/47	JPY	6,440,000	61,841
Japan	0.800%	9/20/47	JPY	12,090,000	115,959
Japan	0.800%	12/20/47	JPY	14,505,000	139,039
Japan	0.800%	3/20/48	JPY	16,215,000	155,271
Japan	2.400%	3/20/48	JPY	800,000	10,786
Japan	0.700%	6/20/48	JPY	10,700,000	99,881

	Japan	0.900%	9/20/48	JPY	12,094,450	118,693
	Japan	0.700%	12/20/48	JPY	729,400	6,782
	Japan	2.200%	3/20/49	JPY	1,625,000	21,252
	Japan	2.200%	3/20/50	JPY	2,240,000	29,405
	Japan	2.200%	3/20/51	JPY	3,058,000	40,426
	Japan	2.000%	3/20/52	JPY	4,860,000	62,088
	Japan	1.900%	3/20/53	JPY	3,147,000	39,507
	Japan	1.700%	3/20/54	JPY	7,175,000	86,365
	Japan	1.400%	3/20/55	JPY	7,685,000	85,930
	Japan	0.400%	3/20/56	JPY	11,335,000	93,147
	Japan	0.900%	3/20/57	JPY	12,841,300	124,481
	Japan	0.800%	3/20/58	JPY	6,015,050	56,304
11	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	3,500	4,700
11	Japan Expressway Holding & Debt Repayment Agency	1.500%	5/31/19	JPY	75,000	692
11	Japan Expressway Holding & Debt Repayment Agency	1.500%	6/28/19	JPY	702,000	6,484
11	Japan Expressway Holding & Debt Repayment Agency	1.400%	7/31/19	JPY	301,000	2,782
11	Japan Expressway Holding & Debt Repayment Agency	1.200%	12/27/19	JPY	100,000	928
11	Japan Expressway Holding & Debt Repayment Agency	1.300%	5/29/20	JPY	125,000	1,168
11	Japan Expressway Holding & Debt Repayment Agency	1.000%	8/31/20	JPY	100,000	933
11	Japan Expressway Holding & Debt Repayment Agency	1.000%	9/30/20	JPY	150,000	1,401
11	Japan Expressway Holding & Debt Repayment Agency	0.900%	10/30/20	JPY	1,390,200	12,971
11	Japan Expressway Holding & Debt Repayment Agency	0.900%	11/30/20	JPY	100,000	934
11	Japan Expressway Holding & Debt Repayment Agency	1.200%	12/28/20	JPY	300,000	2,819
11	Japan Expressway Holding & Debt Repayment Agency	0.895%	6/30/22	JPY	1,200,000	11,367
11	Japan Expressway Holding & Debt Repayment Agency	0.839%	7/29/22	JPY	500,000	4,730
11	Japan Expressway Holding & Debt Repayment Agency	0.801%	8/31/22	JPY	800,000	7,565
	Japan Expressway Holding & Debt Repayment Agency	0.765%	9/20/22	JPY	200,000	1,885
	Japan Expressway Holding & Debt Repayment Agency	0.796%	9/20/22	JPY	300,000	2,830
11	Japan Expressway Holding & Debt Repayment Agency	0.819%	9/30/22	JPY	1,500,000	14,202
11	Japan Expressway Holding & Debt Repayment Agency	0.791%	10/31/22	JPY	86,700	821
11	Japan Expressway Holding & Debt Repayment Agency	0.805%	11/30/22	JPY	1,568,700	14,865
11	Japan Expressway Holding & Debt Repayment Agency	0.834%	1/31/23	JPY	900,000	8,549
11	Japan Expressway Holding & Debt Repayment Agency	0.815%	2/28/23	JPY	557,700	5,298
11	Japan Expressway Holding & Debt Repayment Agency	0.668%	3/17/23	JPY	800,000	7,560
11	Japan Expressway Holding & Debt Repayment Agency	0.541%	4/28/23	JPY	800,000	7,526

11	Japan Expressway Holding & Debt Repayment Agency	0.882%	6/30/23	JPY	800,000	7,643
11	Japan Expressway Holding & Debt Repayment Agency	0.911%	7/31/23	JPY	1,300,000	12,447
11	Japan Expressway Holding & Debt Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,496
11	Japan Expressway Holding & Debt Repayment Agency	0.693%	12/28/23	JPY	500,000	4,756
11	Japan Expressway Holding & Debt Repayment Agency	0.660%	2/29/24	JPY	2,000,000	19,015
11	Japan Expressway Holding & Debt Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,505
11	Japan Expressway Holding & Debt Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,523
11	Japan Expressway Holding & Debt Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,523
11	Japan Expressway Holding & Debt Repayment Agency	0.601%	7/31/24	JPY	2,000,000	19,011
11	Japan Expressway Holding & Debt Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,489
11	Japan Expressway Holding & Debt Repayment Agency	0.495%	11/29/24	JPY	1,520,000	14,396
11	Japan Expressway Holding & Debt Repayment Agency	0.466%	12/27/24	JPY	2,000,000	18,923
11	Japan Expressway Holding & Debt Repayment Agency	0.320%	1/31/25	JPY	400,000	3,753
11	Japan Expressway Holding & Debt Repayment Agency	0.414%	2/28/25	JPY	409,000	3,861
11	Japan Expressway Holding & Debt Repayment Agency	0.450%	3/31/25	JPY	1,000,000	9,465
11	Japan Expressway Holding & Debt Repayment Agency	0.509%	5/30/25	JPY	580,000	5,513
11	Japan Expressway Holding & Debt Repayment Agency	0.379%	12/26/25	JPY	1,000,000	9,455
11	Japan Expressway Holding & Debt Repayment Agency	0.320%	1/30/26	JPY	751,000	7,071
	Japan Expressway Holding & Debt Repayment Agency	2.450%	3/19/26	JPY	180,000	1,936
11	Japan Expressway Holding & Debt Repayment Agency	0.140%	4/30/27	JPY	2,300,000	21,391
11	Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/27	JPY	300,000	2,801
11	Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/27	JPY	2,100,000	19,565
11	Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/27	JPY	2,440,000	22,564
	Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/27	JPY	700,000	7,675
11	Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/27	JPY	2,200,000	20,519
	Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/27	JPY	600,000	5,574
	Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/28	JPY	1,500,000	13,953
	Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/28	JPY	880,000	9,811

	Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/28	JPY	50,000	556
11	Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/29	JPY	500,000	5,569
11	Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/34	JPY	700,000	7,498
11	Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	1,057
11	Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/35	JPY	3,000,000	30,219
11	Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/35	JPY	600,000	6,278
11	Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/36	JPY	3,600,000	36,039
11	Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/36	JPY	1,200,000	10,832
11	Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/36	JPY	2,000,000	17,527
11	Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/36	JPY	200,000	1,826
11	Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/38	JPY	2,000,000	18,799
11	Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	3,721
	Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/38	JPY	200,000	1,810
	Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,804
11	Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/40	JPY	200,000	2,484
	Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/46	JPY	250,000	3,517
	Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/46	JPY	80,000	1,119
	Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/48	JPY	400,000	5,483
	Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/55	JPY	2,400,000	27,960
11	Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,604
11	Japan Finance Corp.	0.160%	9/16/20	JPY	800,000	7,369
11	Japan Finance Organization for Municipalities	1.400%	4/15/19	JPY	800,000	7,364
11	Japan Finance Organization for Municipalities	0.202%	4/24/20	JPY	2,000,000	18,416
11	Japan Finance Organization for Municipalities	0.001%	6/30/20	JPY	1,490,000	13,666
11	Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	933
11	Japan Finance Organization for Municipalities	1.000%	9/14/21	JPY	220,600	2,080
	Japan Finance Organization for Municipalities	0.875%	9/22/21	EUR	5,000	5,861
11	Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,603
11	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,668
11	Japan Finance Organization for Municipalities	0.977%	4/22/22	JPY	2,200,000	20,854
	Japan Finance Organization for Municipalities	0.801%	10/28/22	JPY	850,000	8,031
11	Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,500,000	14,208
11	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,497
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,717
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,518
11	Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	9,551
11	Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,830,000	17,067
	Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	300,000	2,866

11	Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	50,000	477
11	Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,579,000	14,993
11	Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	1,000,000	9,504
11	Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	1,550,000	14,755
11	Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	3,058,000	29,118
11	Japan Finance Organization for Municipalities	0.644%	6/14/24	JPY	2,000,000	19,038
11	Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	225,000	2,123
11	Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	100,000	949
11	Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	1,000,000	9,426
11	Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	90,000	838
11	Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	100,000	922
11	Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	1,250,000	11,605
11	Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	1,500,000	13,909
11	Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	1,000,000	9,325
	Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	2,000,000	18,640
	Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	2,000,000	18,597
	Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	80,000	892
	Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	2,130,000	23,816
11	Japan Highway Public Corp.	1.600%	7/15/20	JPY	500,000	4,699
	Japan Highway Public Corp.	2.700%	6/20/22	JPY	390,000	3,903
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,858
	Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,186
	Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	924
	Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,772
	Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	926
	Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,781
	Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	929
	Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	932
	Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	1,868
	Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,215
	Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	10,272
	Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,797
	Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,884
	Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,715
	Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,713
	Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	3,772
	Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,889
	Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,785
	Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,565
	Major Joint Local Government Bond	0.820%	9/22/22	JPY	90,000	851
	Major Joint Local Government Bond	0.800%	11/25/22	JPY	250,000	2,365
	Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,775
	Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,607
	Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,777
	Major Joint Local Government Bond	0.820%	8/25/23	JPY	90,000	857
	Major Joint Local Government Bond	0.680%	10/25/23	JPY	200,000	1,896
	Major Joint Local Government Bond	0.660%	11/24/23	JPY	1,440,000	13,642
	Major Joint Local Government Bond	0.710%	12/25/23	JPY	3,700,000	35,212
	Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	14,296
	Major Joint Local Government Bond	0.689%	4/25/24	JPY	250,000	2,378
	Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,804
	Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,603
	Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,639
	Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,733
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	14,198
	Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	22,614
	Major Joint Local Government Bond	0.448%	2/25/25	JPY	2,300,000	21,674

Major Joint Local Government Bond	0.470%	3/25/25	JPY	4,750,000	44,844
Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	34,359
Major Joint Local Government Bond	0.553%	5/23/25	JPY	5,100,000	48,435
Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,600,000	24,703
Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,243,700	11,826
Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,600,000	15,172
Major Joint Local Government Bond	0.510%	9/25/25	JPY	2,170,600	20,608
Major Joint Local Government Bond	0.496%	11/25/25	JPY	1,000,000	9,496
Major Joint Local Government Bond	0.469%	12/25/25	JPY	5,100,000	48,367
Major Joint Local Government Bond	0.145%	12/25/26	JPY	200,000	1,851
Major Joint Local Government Bond	0.180%	1/25/27	JPY	3,090,000	28,671
Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,700,000	15,841
Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,900,000	17,667
Major Joint Local Government Bond	0.215%	10/25/27	JPY	792,400	7,366
Major Joint Local Government Bond	0.240%	2/25/28	JPY	399,000	3,715
Major Joint Local Government Bond	0.180%	4/25/28	JPY	1,200,000	11,101
Major Joint Local Government Bond	0.200%	5/25/28	JPY	890,000	8,244
Metropolitan Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,592
Metropolitan Expressway Co. Ltd.	0.030%	9/17/21	JPY	300,000	2,754
Metropolitan Expressway Co. Ltd.	0.090%	9/20/22	JPY	600,000	5,518
Osaka Prefecture	1.453%	9/26/34	JPY	270,000	2,861
Shoko Chukin Bank Ltd.	0.020%	12/27/19	JPY	1,900,000	17,438
Shoko Chukin Bank Ltd.	0.020%	3/27/20	JPY	200,000	1,835
Shoko Chukin Bank Ltd.	0.070%	8/27/20	JPY	1,000,000	9,179
Shoko Chukin Bank Ltd.	0.230%	10/27/20	JPY	1,300,000	11,967
Shoko Chukin Bank Ltd.	0.220%	11/27/20	JPY	1,100,000	10,125
Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,847
Tokyo Metropolitan Government	1.380%	9/20/19	JPY	450,000	4,167
Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	3,730
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,885
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,716
Tokyo Metropolitan Government	0.990%	12/20/21	JPY	103,500	978
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,838
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,750
Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,612
Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,270
Tokyo Metropolitan Government	0.720%	12/20/23	JPY	30,000	285
Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	19,040
Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,643
Tokyo Metropolitan Government	0.690%	3/19/24	JPY	190,000	1,808
Tokyo Metropolitan Government	0.505%	9/20/24	JPY	700,000	6,610
Tokyo Metropolitan Government	0.426%	12/20/24	JPY	140,000	1,317
Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	9,388
Tokyo Metropolitan Government	0.435%	3/19/25	JPY	2,478,000	23,332
Tokyo Metropolitan Government	0.499%	6/20/25	JPY	750,000	7,097
Tokyo Metropolitan Government	0.533%	6/20/25	JPY	500,000	4,741
Tokyo Metropolitan Government	0.456%	9/19/25	JPY	500,000	4,723
Tokyo Metropolitan Government	0.475%	9/19/25	JPY	1,100,000	10,404
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	600,000	5,668
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	177,400	1,633
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	2,000,000	18,583
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,108
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	100,000	1,045
West Nippon Expressway Co. Ltd.	0.090%	9/20/22	JPY	500,000	4,606

West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	220,000	2,035
23,023,541
Total Japan (Cost $22,194,633)	23,501,910
Jersey, C.I. (0.0%)
Sovereign Bonds (0.0%)
Bailiwick of Jersey (Cost $2,584)	3.750%	6/9/54	GBP	1,510	2,513
Kazakhstan (0.0%)
Sovereign Bonds (0.0%)
2	Republic of Kazakhstan (Cost $3,594)	1.550%	11/9/23	EUR	3,150	3,666
Latvia (0.0%)
Sovereign Bonds (0.0%)
Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,204
2	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,203
Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,291
Total Latvia (Cost $3,732)	3,698
Lithuania (0.0%)
Sovereign Bonds (0.0%)
Republic of Lithuania (Cost $16,893)	2.125%	10/29/26	EUR	13,800	17,382
Luxembourg (0.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Nord/LB Covered Finance Bank SA	0.250%	3/10/20	EUR	10,000	11,488

Corporate Bonds (0.1%)
ArcelorMittal	3.125%	1/14/22	EUR	11,000	13,307
ArcelorMittal	0.950%	1/17/23	EUR	3,100	3,470
Dream Global Funding I Sarl	1.375%	12/21/21	EUR	8,000	9,096
Logicor Financing Sarl	3.250%	11/13/28	EUR	3,700	4,278
30,151
Sovereign Bonds (0.0%)
Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	4,808
Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	4,957
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	3,991
13,756
Total Luxembourg (Cost $54,954)	55,395
Malaysia (0.6%)
Sovereign Bonds (0.6%)
Federation of Malaysia	4.378%	11/29/19	MYR	110,000	27,064
Federation of Malaysia	3.492%	3/31/20	MYR	31,000	7,577
Federation of Malaysia	4.160%	7/15/21	MYR	190,000	46,990
Federation of Malaysia	4.048%	9/30/21	MYR	30,500	7,533
Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,618
Federation of Malaysia	3.795%	9/30/22	MYR	160,000	39,282
Federation of Malaysia	3.480%	3/15/23	MYR	110,500	26,730
Federation of Malaysia	3.800%	8/17/23	MYR	50,000	12,236
Federation of Malaysia	4.181%	7/15/24	MYR	142,000	35,184
Federation of Malaysia	4.059%	9/30/24	MYR	54,000	13,279
Federation of Malaysia	3.882%	3/14/25	MYR	85,000	20,661
Federation of Malaysia	3.955%	9/15/25	MYR	427,000	104,618
Federation of Malaysia	4.392%	4/15/26	MYR	70,000	17,484
Federation of Malaysia	3.900%	11/30/26	MYR	131,500	32,035
Federation of Malaysia	3.892%	3/15/27	MYR	500	121
Federation of Malaysia	3.899%	11/16/27	MYR	32,000	7,702

	Federation of Malaysia	3.733%	6/15/28	MYR	256,400	61,079
	Federation of Malaysia	4.498%	4/15/30	MYR	140,500	35,157
	Federation of Malaysia	4.232%	6/30/31	MYR	20,700	5,029
	Federation of Malaysia	4.127%	4/15/32	MYR	25,000	5,954
	Federation of Malaysia	3.844%	4/15/33	MYR	293,550	67,359
	Federation of Malaysia	4.642%	11/7/33	MYR	28,700	7,182
	Federation of Malaysia	4.254%	5/31/35	MYR	107,000	25,396
	Federation of Malaysia	4.762%	4/7/37	MYR	46,600	11,642
	Federation of Malaysia	4.893%	6/8/38	MYR	70,000	17,979
	Federation of Malaysia	4.935%	9/30/43	MYR	9,298	2,320
	Federation of Malaysia	4.736%	3/15/46	MYR	35,000	8,434
Total Malaysia (Cost $667,917)						649,645
Mexico (0.8%)
Corporate Bonds (0.1%)
	America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,046
	America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	6,518
	America Movil SAB de CV	1.500%	3/10/24	EUR	600	702
	America Movil SAB de CV	5.000%	10/27/26	GBP	2,300	3,574
	America Movil SAB de CV	2.125%	3/10/28	EUR	5,100	6,062
	America Movil SAB de CV	5.750%	6/28/30	GBP	200	338
	America Movil SAB de CV	4.375%	8/7/41	GBP	7,300	11,288
1	America Movil SAB de CV	6.375%	9/6/73	GBP	8,200	11,330
1	America Movil SAB de CV	6.375%	9/6/73	EUR	5,000	6,566
						49,424
Sovereign Bonds (0.7%)
	Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,160
	Petroleos Mexicanos	2.500%	8/21/21	EUR	200	227
	Petroleos Mexicanos	1.875%	4/21/22	EUR	700	765
	Petroleos Mexicanos	8.250%	6/2/22	GBP	2,750	3,970
	Petroleos Mexicanos	3.750%	2/21/24	EUR	500	563
	Petroleos Mexicanos	5.500%	2/24/25	EUR	12,000	14,465
	Petroleos Mexicanos	3.750%	4/16/26	EUR	700	754
	Petroleos Mexicanos	2.750%	4/21/27	EUR	21,000	20,423
	Petroleos Mexicanos	4.750%	2/26/29	EUR	9,800	10,679
	United Mexican States	8.000%	6/11/20	MXN	504,500	26,307
	United Mexican States	2.375%	4/9/21	EUR	4,667	5,593
	United Mexican States	6.500%	6/10/21	MXN	2,387,500	120,418
	United Mexican States	6.500%	6/9/22	MXN	3,140,000	155,910
	United Mexican States	2.750%	4/22/23	EUR	7,000	8,551
	United Mexican States	8.000%	12/7/23	MXN	472,600	24,525
	United Mexican States	1.625%	3/6/24	EUR	3,000	3,465
	United Mexican States	10.000%	12/5/24	MXN	1,133,500	64,104
	United Mexican States	1.375%	1/15/25	EUR	24,540	27,743
	United Mexican States	5.750%	3/5/26	MXN	850,000	38,417
	United Mexican States	7.500%	6/3/27	MXN	1,525,000	75,487
	United Mexican States	1.750%	4/17/28	EUR	15,900	17,680
	United Mexican States	3.625%	4/9/29	EUR	4,200	5,387
	United Mexican States	8.500%	5/31/29	MXN	480,000	25,065
	United Mexican States	3.375%	2/23/31	EUR	8,000	10,043
	United Mexican States	7.750%	5/29/31	MXN	445,000	21,847
	United Mexican States	7.750%	11/23/34	MXN	510,000	24,595
	United Mexican States	10.000%	11/20/36	MXN	350,000	20,398
	United Mexican States	8.500%	11/18/38	MXN	425,000	21,703
	United Mexican States	7.750%	11/13/42	MXN	1,138,000	53,642
	United Mexican States	3.000%	3/6/45	EUR	7,400	7,980
	United Mexican States	8.000%	11/7/47	MXN	325,000	15,662

	United Mexican States	5.625%	3/19/14	GBP	4,106	5,298
	United Mexican States	4.000%	3/15/15	EUR	2,700	2,774
						835,600
Total Mexico (Cost $1,023,477)						885,024
Morocco (0.0%)
Sovereign Bonds (0.0%)
	Kingdom of Morocco	4.500%	10/5/20	EUR	2,000	2,436
	Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,527
Total Morocco (Cost $5,003)						4,963
Netherlands (2.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	6,270
	ABN AMRO Bank NV	3.500%	1/18/22	EUR	13,000	16,450
	ABN AMRO Bank NV	3.500%	9/21/22	EUR	1,100	1,419
	ABN AMRO Bank NV	2.500%	9/5/23	EUR	7,000	8,886
	ABN AMRO Bank NV	2.375%	1/23/24	EUR	16,400	20,824
	ABN AMRO Bank NV	1.500%	9/30/30	EUR	24,700	30,000
	ABN AMRO Bank NV	1.000%	4/13/31	EUR	8,000	9,146
	ABN AMRO Bank NV	1.125%	1/12/32	EUR	3,100	3,566
	Aegon Bank NV	0.250%	5/25/23	EUR	18,500	21,227
	Aegon Bank NV	0.750%	6/27/27	EUR	2,500	2,861
	ING Bank NV	2.000%	8/28/20	EUR	10,000	11,840
	ING Bank NV	3.625%	8/31/21	EUR	8,500	10,664
	ING Bank NV	3.375%	1/10/22	EUR	1,100	1,386
	ING Bank NV	1.875%	5/22/23	EUR	17,400	21,439
	NIBC Bank NV	0.250%	4/22/22	EUR	30,235	34,802
1	NIBC Bank NV	0.625%	6/1/58	EUR	11,600	13,309
						214,089
Corporate Bonds (0.7%)
	ABN AMRO Bank NV	1.000%	6/30/20	GBP	1,400	1,822
	ABN AMRO Bank NV	6.375%	4/27/21	EUR	4,600	5,932
	ABN AMRO Bank NV	4.125%	3/28/22	EUR	5,800	7,421
	ABN AMRO Bank NV	0.625%	5/31/22	EUR	600	694
	ABN AMRO Bank NV	1.375%	6/7/22	GBP	3,200	4,140
	ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	8,896
	ABN AMRO Bank NV	2.500%	11/29/23	EUR	4,100	5,103
1	ABN AMRO Bank NV	2.875%	6/30/25	EUR	10,000	11,753
	ABN AMRO Bank NV	0.875%	1/14/26	EUR	1,000	1,182
	ABN AMRO Bank NV	1.375%	1/12/37	EUR	21,900	25,274
	Achmea BV	2.500%	11/19/20	EUR	2,500	2,973
1	Achmea BV	6.000%	4/4/43	EUR	2,100	2,670
	Aegon Bank NV	0.375%	11/21/24	EUR	10,000	11,442
	Aegon NV	1.000%	12/8/23	EUR	1,100	1,275
	Aegon NV	6.625%	12/16/39	GBP	1,000	2,028
1	Aegon NV	4.000%	4/25/44	EUR	2,500	2,974
	Akzo Nobel NV	1.125%	4/8/26	EUR	7,000	8,024
	ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,283
	ASML Holding NV	1.625%	5/28/27	EUR	1,400	1,639
1	ASR Nederland NV	5.125%	9/29/45	EUR	100	124
	Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	19,150	23,214
	Cooperatieve Rabobank UA	4.125%	1/12/21	EUR	6,400	7,901
	Cooperatieve Rabobank UA	4.625%	1/13/21	GBP	1,000	1,390
	Cooperatieve Rabobank UA	1.125%	4/8/21	CHF	18,100	18,755
	Cooperatieve Rabobank UA	4.375%	6/7/21	EUR	100	126
	Cooperatieve Rabobank UA	2.000%	9/16/21	CHF	8,900	9,475

	Cooperatieve Rabobank UA	0.125%	10/11/21	EUR	400	458
	Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	25,800	32,805
	Cooperatieve Rabobank UA	2.250%	3/23/22	GBP	500	669
	Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,600	7,362
	Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	10,214
	Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	4,521
	Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	14,215	16,465
	Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,750	7,149
	Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	5,700	7,333
	Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	15,000	17,176
	Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	20,000	27,875
	Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	10,000	11,858
1	Cooperatieve Rabobank UA	2.500%	5/26/26	EUR	12,100	14,340
	Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	4,884
	Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	400	478
	Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	12,612	18,946
	Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	1,100	1,279
	Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	9,500	13,688
	Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	6,108	9,830
	Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	7,500	8,729
	Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,514
	Delhaize Le Lion / De Leeuw BV	3.125%	2/27/20	EUR	300	354
1	Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	13,000	18,666
	EXOR NV	1.750%	1/18/28	EUR	300	328
	Heineken NV	2.125%	8/4/20	EUR	18,350	21,662
	Heineken NV	2.000%	4/6/21	EUR	1,000	1,193
	Heineken NV	1.500%	12/7/24	EUR	5,100	6,062
	Heineken NV	2.875%	8/4/25	EUR	5,900	7,536
	Heineken NV	1.375%	1/29/27	EUR	10,100	11,770
	Heineken NV	1.500%	10/3/29	EUR	500	571
	ING Bank NV	0.700%	4/16/20	EUR	600	692
	ING Bank NV	0.750%	11/24/20	EUR	2,600	3,014
	ING Bank NV	4.875%	1/18/21	EUR	1,300	1,627
	ING Bank NV	0.750%	2/22/21	EUR	11,400	13,216
	ING Bank NV	5.375%	4/15/21	GBP	3,000	4,258
	ING Bank NV	4.500%	2/21/22	EUR	11,200	14,457
1	ING Bank NV	3.625%	2/25/26	EUR	15,200	18,369
	ING Bank NV	0.875%	4/11/28	EUR	15,600	18,113
	ING Groep NV	0.750%	3/9/22	EUR	36,300	41,645
	ING Groep NV	1.000%	9/20/23	EUR	100	114
	ING Groep NV	1.125%	2/14/25	EUR	1,900	2,151
	ING Groep NV	1.375%	1/11/28	EUR	300	339
1	ING Groep NV	3.000%	4/11/28	EUR	200	239
	ING Groep NV	2.000%	9/20/28	EUR	16,700	19,566
1	ING Groep NV	2.500%	2/15/29	EUR	1,000	1,171
1	ING Groep NV	1.625%	9/26/29	EUR	500	555
	JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,603
	JAB Holdings BV	1.250%	5/22/24	EUR	10,100	11,524
	JAB Holdings BV	1.625%	4/30/25	EUR	4,200	4,822
	JAB Holdings BV	2.000%	5/18/28	EUR	7,800	8,807
	Koninklijke DSM NV	2.375%	4/3/24	EUR	1,700	2,120
	Koninklijke DSM NV	1.000%	4/9/25	EUR	3,200	3,717
	Koninklijke DSM NV	0.750%	9/28/26	EUR	100	112
	Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,448
	Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	6,753
	Koninklijke KPN NV	4.250%	3/1/22	EUR	100	125
	Koninklijke KPN NV	0.625%	4/9/25	EUR	10,000	11,112

	Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	5,257
	Koninklijke KPN NV	5.750%	9/17/29	GBP	3,115	4,701
	Koninklijke Philips NV	1.375%	5/2/28	EUR	7,200	8,196
	LeasePlan Corp. NV	0.750%	10/3/22	EUR	1,575	1,758
	Nationale-Nederlanden Bank NV	0.500%	10/10/24	EUR	800	919
	Nationale-Nederlanden Bank NV	0.625%	9/11/25	EUR	7,700	8,851
	NIBC Bank NV	1.500%	1/31/22	EUR	18,484	21,247
	NIBC Bank NV	1.000%	9/11/28	EUR	5,000	5,750
	NN Group NV	1.000%	3/18/22	EUR	10,000	11,553
	NN Group NV	0.875%	1/13/23	EUR	500	572
	NN Group NV	1.625%	6/1/27	EUR	330	374
1	NN Group NV	4.625%	4/8/44	EUR	7,600	9,399
1	NN Group NV	4.625%	1/13/48	EUR	3,000	3,637
1	NN Group NV	4.500%	7/15/49	EUR	5,500	6,526
	PostNL NV	1.000%	11/21/24	EUR	1,900	2,121
	Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	946
	Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,303
	Shell International Finance BV	1.625%	3/24/21	EUR	10,000	11,841
	Shell International Finance BV	1.250%	3/15/22	EUR	400	474
	Shell International Finance BV	1.000%	4/6/22	EUR	200	235
	Shell International Finance BV	0.750%	5/12/24	EUR	15,000	17,479
	Shell International Finance BV	0.375%	2/15/25	EUR	23,600	26,690
	Shell International Finance BV	1.250%	5/12/28	EUR	600	704
	Shell International Finance BV	0.750%	8/15/28	EUR	5,000	5,587
	Unilever NV	0.000%	4/29/20	EUR	100	114
	Unilever NV	0.375%	2/14/23	EUR	1,100	1,265
	Unilever NV	0.500%	1/6/25	EUR	100	114
	Unilever NV	1.125%	2/12/27	EUR	10,100	11,714
	Unilever NV	1.375%	7/31/29	EUR	5,100	5,910
	Unilever NV	1.375%	9/4/30	EUR	700	806
	Unilever plc	1.125%	2/3/22	GBP	1,200	1,561
	Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,509
						827,007
Sovereign Bonds (1.9%)
	Alliander NV	2.875%	6/14/24	EUR	500	645
	BNG Bank NV	2.250%	10/14/20	CHF	7,000	7,384
	BNG Bank NV	1.875%	1/14/21	EUR	12,000	14,315
	BNG Bank NV	1.125%	5/24/21	GBP	1,900	2,488
	BNG Bank NV	0.375%	1/14/22	EUR	5,000	5,815
	BNG Bank NV	0.500%	8/26/22	EUR	37,000	43,254
	BNG Bank NV	2.250%	8/30/22	EUR	5,000	6,203
	BNG Bank NV	4.750%	3/6/23	AUD	15,000	11,918
	BNG Bank NV	3.875%	5/26/23	EUR	28,000	37,419
	BNG Bank NV	5.250%	5/20/24	AUD	5,000	4,131
	BNG Bank NV	0.250%	6/7/24	EUR	6,000	6,913
	BNG Bank NV	0.050%	7/13/24	EUR	25,000	28,471
	BNG Bank NV	1.125%	9/4/24	EUR	1,400	1,689
	BNG Bank NV	0.200%	11/9/24	EUR	20,000	22,894
	BNG Bank NV	0.500%	4/16/25	EUR	10,500	12,160
	BNG Bank NV	3.250%	7/15/25	AUD	10,000	7,524
	BNG Bank NV	1.625%	8/26/25	GBP	500	662
	BNG Bank NV	1.000%	1/12/26	EUR	5,000	5,962
	BNG Bank NV	0.625%	6/19/27	EUR	22,800	26,270
	BNG Bank NV	3.300%	7/17/28	AUD	15,000	11,253
	BNG Bank NV	5.200%	12/7/28	GBP	3,200	5,480
	BNG Bank NV	1.375%	10/21/30	EUR	6,000	7,249
	BNG Bank NV	1.500%	3/29/38	EUR	3,000	3,569

1	Eneco Holding NV	3.250%	12/29/49	EUR	3,600	4,251
	Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,772
2	Kingdom of Netherlands	3.500%	7/15/20	EUR	31,103	37,714
2	Kingdom of Netherlands	3.250%	7/15/21	EUR	64,470	80,718
2	Kingdom of Netherlands	0.000%	1/15/22	EUR	115,550	134,174
2	Kingdom of Netherlands	2.250%	7/15/22	EUR	57,850	72,450
	Kingdom of Netherlands	3.750%	1/15/23	EUR	10,280	13,720
2	Kingdom of Netherlands	1.750%	7/15/23	EUR	147,650	184,733
2	Kingdom of Netherlands	0.000%	1/15/24	EUR	51,500	59,636
2	Kingdom of Netherlands	2.000%	7/15/24	EUR	72,500	92,960
2	Kingdom of Netherlands	0.250%	7/15/25	EUR	111,220	130,075
2	Kingdom of Netherlands	0.500%	7/15/26	EUR	74,650	88,478
2	Kingdom of Netherlands	0.750%	7/15/27	EUR	71,550	85,998
	Kingdom of Netherlands	5.500%	1/15/28	EUR	45,780	77,412
2	Kingdom of Netherlands	0.750%	7/15/28	EUR	75,000	89,790
2	Kingdom of Netherlands	2.500%	1/15/33	EUR	65,500	94,840
2	Kingdom of Netherlands	4.000%	1/15/37	EUR	76,410	137,658
2	Kingdom of Netherlands	3.750%	1/15/42	EUR	68,870	129,841
2	Kingdom of Netherlands	2.750%	1/15/47	EUR	69,707	118,798
	Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV	0.125%	11/4/20	EUR	518	598
	Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	7,350
	Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,388
	Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,856
	Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,714	7,774
	Nederlandse Waterschapsbank NV	3.875%	2/17/20	EUR	1,500	1,792
	Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,358
	Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	6,145
	Nederlandse Waterschapsbank NV	0.875%	12/20/21	GBP	2,000	2,595
	Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	11,600	13,558
	Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,363
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	7,580	5,646
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	13,929
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	1,500	1,141
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,531
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	10,000	18,310
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	13,200	15,221
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	42,300	42,699
	Stedin Holding NV	0.875%	10/24/25	EUR	2,200	2,502
	TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,628
	TenneT Holding BV	4.500%	2/9/22	EUR	1,500	1,933
	TenneT Holding BV	1.000%	6/13/26	EUR	200	229
	TenneT Holding BV	1.375%	6/26/29	EUR	30,523	35,282
	TenneT Holding BV	1.250%	10/24/33	EUR	100	110
						2,110,624
Total Netherlands (Cost $3,093,934)						3,151,720
New Zealand (0.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,801
	ASB Finance Ltd.	0.625%	10/18/24	EUR	3,625	4,169
	BNZ International Funding Ltd.	0.625%	7/3/25	EUR	5,000	5,724
						15,694
Corporate Bonds (0.0%)
	ANZ New Zealand International Ltd.	0.625%	6/1/21	EUR	1,200	1,385

ASB Finance Ltd.	0.500%	6/17/20	EUR	7,912	9,094
ASB Finance Ltd.	0.500%	6/10/22	EUR	20,886	23,834
Bank of New Zealand	4.426%	6/18/20	NZD	2,000	1,421
BNZ International Funding Ltd.	0.125%	6/17/21	EUR	1,000	1,146
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	5,100	5,759
Chorus Ltd.	6.750%	4/6/20	GBP	1,100	1,519
Fonterra Co-operative Group Ltd.	4.500%	6/30/21	AUD	1,500	1,136
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	1,200	2,086
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	1,520	1,712
					49,092
Sovereign Bonds (0.2%)
Auckland Council	0.625%	11/13/24	EUR	10,000	11,602
New Zealand	5.000%	3/15/19	NZD	10,000	6,935
New Zealand	3.000%	4/15/20	NZD	42,300	29,675
New Zealand	6.000%	5/15/21	NZD	27,500	20,810
New Zealand	5.500%	4/15/23	NZD	25,000	19,878
New Zealand	2.750%	4/15/25	NZD	60,000	43,463
New Zealand	4.500%	4/15/27	NZD	11,000	8,981
New Zealand	3.000%	4/20/29	NZD	30,000	22,139
New Zealand	3.500%	4/14/33	NZD	25,000	19,442
New Zealand	2.750%	4/15/37	NZD	15,635	11,030
New Zealand Local Government Funding Agency Ltd.	6.000%	5/15/21	NZD	4,000	3,005
New Zealand Local Government Funding Agency Ltd.	5.500%	4/15/23	NZD	5,000	3,887
New Zealand Local Government Funding Agency Ltd.	4.500%	4/15/27	NZD	2,000	1,533
					202,380
Total New Zealand (Cost $263,902)					267,166
Norway (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	0.375%	10/20/20	EUR	14,000	16,173
DNB Boligkreditt AS	0.375%	1/14/21	EUR	7,000	8,087
DNB Boligkreditt AS	5.000%	5/25/21	NOK	20,500	2,612
DNB Boligkreditt AS	3.875%	6/16/21	EUR	19,400	24,272
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	21,739
DNB Boligkreditt AS	1.875%	11/21/22	EUR	13,000	15,880
DNB Boligkreditt AS	0.250%	4/18/23	EUR	1,000	1,149
DNB Boligkreditt AS	0.375%	11/20/24	EUR	20,000	22,929
DNB Boligkreditt AS	0.625%	6/19/25	EUR	100	116
DNB Boligkreditt AS	0.250%	9/7/26	EUR	20,100	22,419
Eika Boligkreditt AS	2.125%	1/30/23	EUR	7,000	8,640
Eika Boligkreditt AS	0.375%	4/20/23	EUR	100	115
Eika Boligkreditt AS	0.375%	2/26/25	EUR	1,600	1,825
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	11,000	12,880
SpareBank 1 Boligkreditt AS	3.375%	9/7/21	EUR	10,000	12,462
SpareBank 1 Boligkreditt AS	0.050%	1/25/22	EUR	10,000	11,462
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	11,725
Sparebanken Vest Boligkreditt AS	0.750%	2/27/25	EUR	10,000	11,673
SR-Boligkreditt AS	0.500%	9/28/20	EUR	2,500	2,892
SR-Boligkreditt AS	0.125%	9/8/21	EUR	2,500	2,873
SR-Boligkreditt AS	0.750%	1/18/23	EUR	10,000	11,726
					223,649
Corporate Bonds (0.1%)
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	3,731

	DNB Bank ASA	4.250%	1/18/22	EUR	300	383
	DNB Bank ASA	0.600%	9/25/23	EUR	6,000	6,889
1	DNB Bank ASA	1.125%	3/20/28	EUR	9,300	10,502
	Santander Consumer Bank AS	0.375%	2/17/20	EUR	2,000	2,294
	Santander Consumer Bank AS	0.750%	3/1/23	EUR	10,000	11,380
	SpareBank 1 Boligkreditt AS	0.375%	3/9/23	EUR	11,750	13,576
	SpareBank 1 Boligkreditt AS	0.250%	8/30/26	EUR	2,000	2,233
	Sparebank 1 Oestlandet	0.875%	3/13/23	EUR	100	114
	SpareBank 1 SMN	0.750%	6/8/21	EUR	19,494	22,516
	SpareBank 1 SMN	0.500%	3/9/22	EUR	3,100	3,544
	SpareBank 1 SMN	0.750%	7/3/23	EUR	2,700	3,088
	SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	1,753
	SpareBank 1 SR-Bank ASA	2.125%	4/14/21	EUR	10,100	12,021
	SpareBank 1 SR-Bank ASA	0.375%	2/10/22	EUR	8,470	9,668
	SR-Boligkreditt AS	0.375%	10/3/24	EUR	1,600	1,835
1	Storebrand Livsforsikring AS	6.875%	4/4/43	EUR	100	131
						105,658
Sovereign Bonds (0.3%)
	Avinor AS	1.000%	4/29/25	EUR	100	116
	Equinor ASA	2.000%	9/10/20	EUR	3,000	3,543
	Equinor ASA	5.625%	3/11/21	EUR	22,700	28,981
	Equinor ASA	0.875%	2/17/23	EUR	21,800	25,493
	Equinor ASA	2.875%	9/10/25	EUR	11,400	14,808
	Equinor ASA	1.250%	2/17/27	EUR	8,000	9,345
	Equinor ASA	6.125%	11/27/28	GBP	200	354
	Equinor ASA	6.875%	3/11/31	GBP	3,750	7,337
	Equinor ASA	1.625%	2/17/35	EUR	5,000	5,779
	Equinor ASA	1.625%	11/9/36	EUR	2,000	2,299
2	Kingdom of Norway	3.750%	5/25/21	NOK	231,275	29,013
2	Kingdom of Norway	2.000%	5/24/23	NOK	392,915	47,880
2	Kingdom of Norway	3.000%	3/14/24	NOK	417,600	53,456
2	Kingdom of Norway	1.750%	3/13/25	NOK	175,000	21,077
2	Kingdom of Norway	1.500%	2/19/26	NOK	130,000	15,355
2	Kingdom of Norway	1.750%	2/17/27	NOK	153,000	18,298
2	Kingdom of Norway	2.000%	4/26/28	NOK	200,000	24,298
	Kommunalbanken AS	5.000%	3/28/19	NZD	10,000	6,940
	Kommunalbanken AS	6.500%	4/12/21	AUD	5,000	3,964
	Kommunalbanken AS	4.500%	7/18/22	AUD	3,500	2,730
	Kommunalbanken AS	4.500%	4/17/23	AUD	5,248	4,145
	Kommunalbanken AS	5.250%	7/15/24	AUD	4,800	3,977
	Kommunalbanken AS	3.000%	12/9/26	AUD	6,000	4,421
	Kommunalbanken AS	0.875%	5/24/27	EUR	29,700	34,821
	Statkraft AS	2.500%	11/28/22	EUR	2,500	3,091
	Telenor ASA	4.125%	3/26/20	EUR	500	599
	Telenor ASA	2.750%	6/27/22	EUR	5,000	6,174
	Telenor ASA	2.500%	5/22/25	EUR	2,400	2,988
						381,282
Total Norway (Cost $722,138)						710,589
Peru (0.0%)
Sovereign Bonds (0.0%)
	Republic of Peru	2.750%	1/30/26	EUR	14,000	17,576
	Republic of Peru	3.750%	3/1/30	EUR	8,000	10,871

Total Peru (Cost $29,228)					28,447
Poland (0.6%)
Corporate Bonds (0.0%)
ORLEN Capital AB	2.500%	6/30/21	EUR	100	119
ORLEN Capital AB	2.500%	6/7/23	EUR	5,700	6,867
					6,986
Sovereign Bonds (0.6%)
Republic of Poland	4.200%	4/15/20	EUR	10,000	12,049
Republic of Poland	1.500%	4/25/20	PLN	120,000	32,288
Republic of Poland	5.250%	10/25/20	PLN	51,400	14,708
Republic of Poland	4.000%	3/23/21	EUR	2,000	2,493
Republic of Poland	2.000%	4/25/21	PLN	4,500	1,222
Republic of Poland	1.750%	7/25/21	PLN	42,500	11,470
Republic of Poland	5.750%	10/25/21	PLN	126,100	37,618
Republic of Poland	4.500%	1/18/22	EUR	6,500	8,440
Republic of Poland	2.250%	4/25/22	PLN	303,000	82,661
Republic of Poland	5.750%	9/23/22	PLN	42,500	12,979
Republic of Poland	3.750%	1/19/23	EUR	4,600	6,026
Republic of Poland	2.500%	1/25/23	PLN	144,000	39,562
Republic of Poland	4.000%	10/25/23	PLN	209,375	61,154
Republic of Poland	2.500%	4/25/24	PLN	109,940	30,064
Republic of Poland	3.375%	7/9/24	EUR	5,000	6,627
Republic of Poland	5.250%	1/20/25	EUR	7,400	10,788
Republic of Poland	3.250%	7/25/25	PLN	131,000	36,985
Republic of Poland	1.500%	9/9/25	EUR	5,000	6,041
Republic of Poland	1.500%	1/19/26	EUR	40,800	49,088
Republic of Poland	2.500%	7/25/26	PLN	257,000	68,792
Republic of Poland	1.125%	8/7/26	EUR	500	587
Republic of Poland	0.875%	5/10/27	EUR	13,900	15,845
Republic of Poland	2.500%	7/25/27	PLN	125,000	33,230
Republic of Poland	1.375%	10/22/27	EUR	50	59
Republic of Poland	2.750%	4/25/28	PLN	138,290	37,181
Republic of Poland	1.000%	10/25/28	EUR	900	1,032
Republic of Poland	5.750%	4/25/29	PLN	25,850	8,794
Republic of Poland	2.000%	10/25/46	EUR	300	344
					628,127
Total Poland (Cost $609,955)					635,113
Portugal (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Banco Santander Totta SA	1.250%	9/26/27	EUR	9,200	10,748
Caixa Geral de Depositos SA	1.000%	1/27/22	EUR	4,900	5,728
					16,476
Corporate Bonds (0.1%)
Banco Comercial Portugues SA	0.750%	5/31/22	EUR	700	809
Banco Santander Totta SA	0.875%	4/25/24	EUR	100	117
Brisa Concessao Rodoviaria SA	2.000%	3/22/23	EUR	200	239
Brisa Concessao Rodoviaria SA	2.375%	5/10/27	EUR	13,100	15,533
EDP Finance BV	4.875%	9/14/20	EUR	2,670	3,290
EDP Finance BV	2.625%	1/18/22	EUR	10,955	13,323
EDP Finance BV	2.375%	3/23/23	EUR	800	971
EDP Finance BV	1.875%	9/29/23	EUR	8,900	10,589
EDP Finance BV	8.625%	1/4/24	GBP	9,005	15,014
EDP Finance BV	1.125%	2/12/24	EUR	26,400	30,125
EDP Finance BV	2.000%	4/22/25	EUR	11,500	13,537

	EDP Finance BV	1.875%	10/13/25	EUR	1,100	1,282
	Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	2,600	2,964
	Ren Finance BV	1.750%	1/18/28	EUR	2,050	2,320
						110,113
Sovereign Bonds (0.6%)
2	Portugal Obrigacoes do Tesouro OT	3.850%	4/15/21	EUR	111,000	138,451
	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	33,009	46,066
2	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	16,700	24,110
2	Portuguese Republic	4.800%	6/15/20	EUR	15,000	18,360
2	Portuguese Republic	2.200%	10/17/22	EUR	65,000	80,262
2	Portuguese Republic	4.950%	10/25/23	EUR	43,100	60,155
2	Portuguese Republic	2.875%	10/15/25	EUR	83,086	107,394
2	Portuguese Republic	1.950%	6/15/29	EUR	99,129	116,986
2	Portuguese Republic	2.250%	4/18/34	EUR	50,000	58,678
2	Portuguese Republic	4.100%	2/15/45	EUR	44,000	63,977
						714,439
Total Portugal (Cost $836,484)						841,028
Romania (0.1%)
Sovereign Bonds (0.1%)
	Republic of Romania	4.625%	9/18/20	EUR	3,000	3,684
	Republic of Romania	3.625%	4/24/24	EUR	5,200	6,703
	Republic of Romania	2.750%	10/29/25	EUR	11,385	13,963
	Republic of Romania	2.375%	4/19/27	EUR	17,000	19,386
	Republic of Romania	2.875%	5/26/28	EUR	33,525	38,241
	Republic of Romania	2.500%	2/8/30	EUR	2,000	2,130
	Republic of Romania	4.125%	3/11/39	EUR	1,000	1,116
Total Romania (Cost $86,661)						85,223
Russia (0.3%)
Sovereign Bonds (0.3%)
	Gazprom OAO Via Gaz Capital SA	3.389%	3/20/20	EUR	2,400	2,833
	Gazprom OAO Via Gaz Capital SA	2.750%	11/30/21	CHF	2,100	2,176
	Gazprom OAO Via Gaz Capital SA	3.125%	11/17/23	EUR	500	587
	Gazprom OAO Via Gaz Capital SA	4.250%	4/6/24	GBP	3,643	4,833
	Russian Federation	6.800%	12/11/19	RUB	1,646,215	25,037
	Russian Federation	6.400%	5/27/20	RUB	1,150,000	17,307
	Russian Federation	7.600%	4/14/21	RUB	1,600,000	24,446
	Russian Federation	7.600%	7/20/22	RUB	2,600,000	39,590
	Russian Federation	7.000%	1/25/23	RUB	1,525,000	22,622
	Russian Federation	7.000%	8/16/23	RUB	3,070,000	45,448
	Russian Federation	8.150%	2/3/27	RUB	4,454,500	68,943
	Russian Federation	7.050%	1/19/28	RUB	2,650,000	38,211
	Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	2,000	3,168
Total Russia (Cost $331,697)						295,201
Singapore (0.5%)
Corporate Bonds (0.1%)
	DBS Bank Ltd.	0.375%	1/23/24	EUR	31,000	35,497
	Oversea-Chinese Banking Corp. Ltd.	0.375%	3/1/23	EUR	2,060	2,371
	Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	1,000	1,150
	United Overseas Bank Ltd.	0.125%	3/2/22	EUR	2,300	2,634
	United Overseas Bank Ltd.	0.500%	1/16/25	EUR	12,500	14,312
						55,964
Sovereign Bonds (0.4%)
	Housing & Development Board	2.288%	9/19/19	SGD	20,000	14,867

Housing & Development Board	3.140%	3/18/21	SGD	10,000	7,570
Housing & Development Board	1.470%	7/19/21	SGD	30,000	21,727
Housing & Development Board	3.100%	7/24/24	SGD	9,250	7,135
Housing & Development Board	2.035%	9/16/26	SGD	9,750	6,996
Republic of Singapore	1.625%	10/1/19	SGD	10,000	7,413
Republic of Singapore	2.000%	7/1/20	SGD	20,000	14,864
Republic of Singapore	2.250%	6/1/21	SGD	45,370	33,912
Republic of Singapore	1.750%	4/1/22	SGD	20,000	14,772
Republic of Singapore	3.125%	9/1/22	SGD	69,000	53,300
Republic of Singapore	1.750%	2/1/23	SGD	52,600	38,704
Republic of Singapore	2.750%	7/1/23	SGD	10,150	7,787
Republic of Singapore	3.000%	9/1/24	SGD	16,500	12,887
Republic of Singapore	2.375%	6/1/25	SGD	40,000	30,265
Republic of Singapore	2.125%	6/1/26	SGD	21,240	15,890
Republic of Singapore	3.500%	3/1/27	SGD	45,400	37,198
Republic of Singapore	2.625%	5/1/28	SGD	35,000	27,003
Republic of Singapore	2.875%	7/1/29	SGD	13,435	10,635
Republic of Singapore	2.875%	9/1/30	SGD	19,600	15,511
Republic of Singapore	3.375%	9/1/33	SGD	32,000	26,646
Republic of Singapore	2.250%	8/1/36	SGD	25,500	18,257
Republic of Singapore	2.750%	4/1/42	SGD	21,485	16,526
Republic of Singapore	2.750%	3/1/46	SGD	21,250	16,348
Temasek Financial I Ltd.	0.500%	3/1/22	EUR	9,000	10,411
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	3,840
					470,464
Total Singapore (Cost $522,752)					526,428
Slovakia (0.2%)
Sovereign Bonds (0.2%)
Slovak Republic	4.000%	4/27/20	EUR	15,750	18,990
Slovak Republic	4.000%	3/26/21	EUR	1,000	1,253
Slovak Republic	3.000%	2/28/23	EUR	5,000	6,436
Slovak Republic	0.000%	11/13/23	EUR	62,800	71,524
Slovak Republic	3.375%	11/15/24	EUR	20,000	27,114
Slovak Republic	4.350%	10/14/25	EUR	6,500	9,735
Slovak Republic	0.625%	5/22/26	EUR	13,000	15,086
Slovak Republic	1.375%	1/21/27	EUR	11,200	13,657
Slovak Republic	1.000%	6/12/28	EUR	11,340	13,231
Slovak Republic	3.625%	1/16/29	EUR	3,000	4,338
Slovak Republic	1.625%	1/21/31	EUR	14,500	17,437
Slovak Republic	2.000%	10/17/47	EUR	3,990	4,791
Total Slovakia (Cost $196,417)					203,592
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	13,623
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,698
Republic of Slovenia	2.125%	7/28/25	EUR	5,000	6,372
Republic of Slovenia	5.125%	3/30/26	EUR	8,000	12,235
Republic of Slovenia	1.250%	3/22/27	EUR	14,000	16,668
Republic of Slovenia	1.000%	3/6/28	EUR	30,000	34,685
Republic of Slovenia	1.500%	3/25/35	EUR	12,000	13,652
Republic of Slovenia	1.750%	11/3/40	EUR	10,000	11,536
Republic of Slovenia	3.125%	8/7/45	EUR	10,000	14,251

Total Slovenia (Cost $121,801)						128,720
South Africa (0.0%)
Corporate Bonds (0.0%)
	Anglo American Capital plc	3.500%	3/28/22	EUR	6,709	8,216
	Anglo American Capital plc	1.625%	9/18/25	EUR	250	279
Total South Africa (Cost $8,920)						8,495
South Korea (2.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
2	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	4,800	5,546

Corporate Bonds (0.0%)
	Hyundai Capital Services Inc.	3.500%	6/3/21	AUD	395	290

Sovereign Bonds (2.7%)
	Bank of Korea	2.060%	12/2/19	KRW	50,000,000	45,004
2	Export-Import Bank of Korea	1.927%	2/24/20	CAD	800	602
	Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,109
	Republic of Korea	2.000%	2/29/20	KRW	30,000,000	27,022
	Republic of Korea	2.000%	3/10/20	KRW	60,000,000	54,059
	Republic of Korea	2.000%	3/31/20	KRW	10,000,000	9,010
	Republic of Korea	1.750%	5/31/20	KRW	20,000,000	17,962
	Republic of Korea	1.750%	6/10/20	KRW	90,000,000	80,823
	Republic of Korea	5.000%	6/10/20	KRW	146,500,000	137,324
	Republic of Korea	1.750%	6/30/20	KRW	10,000,000	8,980
	Republic of Korea	1.750%	7/31/20	KRW	38,000,000	34,122
	Republic of Korea	1.750%	8/31/20	KRW	30,000,000	26,937
	Republic of Korea	2.000%	9/10/20	KRW	45,000,000	40,584
	Republic of Korea	1.750%	10/31/20	KRW	10,000,000	8,977
	Republic of Korea	1.750%	11/30/20	KRW	20,000,000	17,953
	Republic of Korea	1.750%	12/10/20	KRW	40,000,000	35,935
	Republic of Korea	1.750%	12/31/20	KRW	10,000,000	8,975
	Republic of Korea	1.750%	1/31/21	KRW	10,000,000	8,974
	Republic of Korea	1.500%	4/30/21	KRW	20,000,000	17,840
	Republic of Korea	2.250%	6/10/21	KRW	50,000,000	45,371
	Republic of Korea	4.250%	6/10/21	KRW	45,000,000	42,611
	Republic of Korea	1.250%	7/31/21	KRW	20,000,000	17,709
	Republic of Korea	1.250%	8/31/21	KRW	17,000,000	15,056
	Republic of Korea	1.375%	9/10/21	KRW	173,000,000	153,731
	Republic of Korea	1.250%	11/30/21	KRW	10,000,000	8,834
	Republic of Korea	1.500%	11/30/21	KRW	40,000,000	35,566
	Republic of Korea	1.500%	12/31/21	KRW	40,000,000	35,765
	Republic of Korea	1.875%	3/10/22	KRW	200,000,000	179,850
	Republic of Korea	2.000%	9/10/22	KRW	40,000,000	36,084
	Republic of Korea	2.375%	3/10/23	KRW	110,000,000	100,629
	Republic of Korea	3.000%	3/10/23	KRW	84,000,000	78,772
	Republic of Korea	2.250%	9/10/23	KRW	20,000,000	18,237
	Republic of Korea	3.375%	9/10/23	KRW	40,000,000	38,280
	Republic of Korea	2.125%	6/10/24	EUR	12,217	15,135
	Republic of Korea	3.000%	9/10/24	KRW	95,000,000	90,222
	Republic of Korea	2.250%	6/10/25	KRW	79,000,000	72,173
	Republic of Korea	2.250%	12/10/25	KRW	30,000,000	27,362
	Republic of Korea	5.750%	3/10/26	KRW	14,000,000	15,667
	Republic of Korea	1.875%	6/10/26	KRW	182,000,000	161,769
	Republic of Korea	1.500%	12/10/26	KRW	130,000,000	112,208
	Republic of Korea	5.250%	3/10/27	KRW	15,500,000	17,257

Republic of Korea	2.125%	6/10/27	KRW	125,000,000	112,948
Republic of Korea	2.375%	12/10/27	KRW	95,000,000	87,547
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	23,103
Republic of Korea	2.625%	6/10/28	KRW	175,000,000	164,844
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	19,184
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	32,308
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	44,946
Republic of Korea	3.750%	12/10/33	KRW	96,500,000	105,484
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	47,571
Republic of Korea	1.500%	9/10/36	KRW	140,000,000	115,261
Republic of Korea	2.250%	9/10/37	KRW	108,000,000	99,779
Republic of Korea	2.375%	9/10/38	KRW	38,500,000	36,409
Republic of Korea	3.000%	12/10/42	KRW	41,000,000	43,423
Republic of Korea	2.750%	12/10/44	KRW	38,000,000	38,879
Republic of Korea	2.000%	3/10/46	KRW	65,000,000	57,649
Republic of Korea	2.125%	3/10/47	KRW	104,000,000	94,141
Republic of Korea	2.625%	3/10/48	KRW	93,695,000	93,981
					3,118,937
Total South Korea (Cost $3,032,157)					3,124,773
Spain (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	7,000	8,671
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,036
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,100	1,482
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	10,700	15,897
AyT Cedulas Cajas IX Fondo de Titulizacion de Activos	4.000%	3/31/20	EUR	7,000	8,382
AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	10,000	13,674
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,213
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	6,125
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	7,877
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,777
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	2,912
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	11,680
Banco de Sabadell SA	0.625%	6/10/24	EUR	30,500	35,076
Banco Santander SA	4.000%	4/7/20	EUR	2,000	2,400
Banco Santander SA	0.750%	9/9/22	EUR	20,700	24,243
Banco Santander SA	1.125%	11/27/24	EUR	14,500	17,303
Banco Santander SA	1.000%	4/7/25	EUR	43,000	50,236
Banco Santander SA	3.875%	2/6/26	EUR	400	562
Banco Santander SA	4.625%	5/4/27	EUR	1,600	2,407
Banco Santander SA	1.125%	10/25/28	EUR	5,000	5,795
Banco Santander SA	2.000%	11/27/34	EUR	6,600	8,237
Bankia SA	0.875%	1/21/21	EUR	5,800	6,751
Bankia SA	4.500%	4/26/22	EUR	4,050	5,270
Bankia SA	1.125%	8/5/22	EUR	23,000	27,144
Bankia SA	4.000%	2/3/25	EUR	12,300	16,763
Bankia SA	1.000%	9/25/25	EUR	11,200	12,959
Bankia SA	4.125%	3/24/36	EUR	4,700	7,174
Bankinter SA	0.875%	8/3/22	EUR	10,300	12,038
Bankinter SA	1.000%	2/5/25	EUR	8,200	9,599
CaixaBank SA	3.625%	1/18/21	EUR	5,000	6,125
CaixaBank SA	4.500%	1/26/22	EUR	15,000	19,387
CaixaBank SA	2.625%	3/21/24	EUR	5,600	7,131
CaixaBank SA	3.875%	2/17/25	EUR	12,000	16,436

	CaixaBank SA	0.625%	3/27/25	EUR	18,000	20,525
	Caja Rural de Navarra SCC	0.500%	3/16/22	EUR	14,700	16,946
	Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	6,400	7,371
	Cajamar Caja Rural SCC	1.250%	1/26/22	EUR	3,100	3,641
	Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	15,000	17,312
	Eurocaja Rural SCC	0.875%	10/1/21	EUR	4,000	4,677
	Eurocaja Rural SCC	0.875%	5/27/24	EUR	5,000	5,825
	IM Cedulas 10	4.500%	2/21/22	EUR	11,300	14,615
	IM Cedulas 7 Fondo de Titulazion de Activos	4.000%	3/31/21	EUR	10,000	12,407
	Kutxabank SA	1.750%	5/27/21	EUR	5,000	5,950
	Programa Cedulas TDA Fondo de Titulizacion de Activos	4.125%	4/10/21	EUR	6,500	8,090
	Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	8,500	12,210
	Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	10,800	16,272
						521,603
Corporate Bonds (0.5%)
	Abertis Infraestructuras SA	4.375%	3/30/20	EUR	700	839
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,100	3,918
	Abertis Infraestructuras SA	2.500%	2/27/25	EUR	200	235
	Abertis Infraestructuras SA	1.375%	5/20/26	EUR	700	754
	Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,300	1,341
	ACS Servicios Comunicaciones y Energia SL	1.875%	4/20/26	EUR	400	432
	Banco Bilbao Vizcaya Argentaria SA	1.000%	1/20/21	EUR	1,000	1,166
	Banco Bilbao Vizcaya Argentaria SA	0.625%	1/17/22	EUR	1,000	1,151
	Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	12,100	14,138
	Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	20,000	23,238
1	Banco Bilbao Vizcaya Argentaria SA	3.500%	4/11/24	EUR	8,000	9,197
	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	14,100	17,103
	Banco de Sabadell SA	0.875%	3/5/23	EUR	700	775
	Banco de Sabadell SA	1.625%	3/7/24	EUR	6,000	6,738
	Banco Santander SA	1.375%	3/3/21	EUR	100	117
	Banco Santander SA	1.375%	2/9/22	EUR	10,500	12,274
	Banco Santander SA	1.375%	12/14/22	EUR	1,400	1,653
	Banco Santander SA	1.125%	1/17/25	EUR	20,000	22,548
	Banco Santander SA	2.500%	3/18/25	EUR	14,100	16,495
	Banco Santander SA	1.500%	1/25/26	EUR	400	488
	Banco Santander SA	3.250%	4/4/26	EUR	500	605
	Banco Santander SA	2.125%	2/8/28	EUR	5,900	6,426
	Bankia SA	1.000%	3/14/23	EUR	17,700	20,783
	Bankinter SA	1.250%	2/7/28	EUR	500	585
	CaixaBank SA	1.125%	1/12/23	EUR	10,000	11,247
	CaixaBank SA	1.000%	2/8/23	EUR	1,500	1,765
	CaixaBank SA	0.750%	4/18/23	EUR	1,700	1,926
	CaixaBank SA	1.250%	1/11/27	EUR	600	706
	CaixaBank SA	1.000%	1/17/28	EUR	5,500	6,274
1	CaixaBank SA	2.750%	7/14/28	EUR	4,000	4,599
1	CaixaBank SA	2.250%	4/17/30	EUR	22,000	23,684
	Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	3,500	3,997
	Criteria Caixa SAU	1.625%	4/21/22	EUR	3,000	3,469
	Enagas Financiaciones SAU	2.500%	4/11/22	EUR	2,000	2,462
	Enagas Financiaciones SAU	1.000%	3/25/23	EUR	100	117
	Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,200	6,135
	Enagas Financiaciones SAU	1.375%	5/5/28	EUR	200	232
	Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	855
	Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	6,151

	Iberdrola Finanzas SA	4.125%	3/23/20	EUR	1,200	1,437
	Iberdrola Finanzas SA	6.000%	7/1/22	GBP	6,500	9,674
	Iberdrola Finanzas SA	7.375%	1/29/24	GBP	1,600	2,609
	Iberdrola Finanzas SA	1.000%	3/7/24	EUR	5,900	6,860
	Iberdrola Finanzas SA	1.000%	3/7/25	EUR	300	345
	Iberdrola Finanzas SA	1.621%	11/29/29	EUR	700	810
	Iberdrola International BV	3.500%	2/1/21	EUR	14,100	17,248
	Iberdrola International BV	3.000%	1/31/22	EUR	3,200	3,963
	Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,210
	Iberdrola International BV	1.125%	1/27/23	EUR	200	235
	Iberdrola International BV	1.750%	9/17/23	EUR	10,000	12,072
	Iberdrola International BV	1.875%	10/8/24	EUR	400	487
	Iberdrola International BV	0.375%	9/15/25	EUR	16,700	18,361
	Iberdrola International BV	1.125%	4/21/26	EUR	6,800	7,791
1	Iberdrola International BV	1.875%	12/31/49	EUR	500	544
1	Iberdrola International BV	2.625%	12/31/49	EUR	200	222
	Inmobiliaria Colonial Socimi SA	2.728%	6/5/23	EUR	7,300	8,855
	Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	1,500	1,676
	Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	1,100	1,219
	Mapfre SA	1.625%	5/19/26	EUR	1,500	1,716
1	Mapfre SA	4.375%	3/31/47	EUR	1,500	1,816
	Merlin Properties Socimi SA	2.375%	5/23/22	EUR	8,600	10,233
	Merlin Properties Socimi SA	2.225%	4/25/23	EUR	400	474
	Merlin Properties Socimi SA	1.750%	5/26/25	EUR	9,670	10,883
	Naturgy Capital Markets SA	1.125%	4/11/24	EUR	4,300	4,995
	Naturgy Finance BV	2.875%	3/11/24	EUR	4,000	5,054
	Naturgy Finance BV	0.875%	5/15/25	EUR	15,300	17,139
	Naturgy Finance BV	1.250%	4/19/26	EUR	8,900	10,126
	Naturgy Finance BV	1.375%	1/19/27	EUR	200	227
	NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	10,500	11,733
	Prosegur Cash SA	1.375%	2/4/26	EUR	1,200	1,300
	Red Electrica Financiaciones SAU	4.875%	4/29/20	EUR	2,100	2,547
	Red Electrica Financiaciones SAU	3.875%	1/25/22	EUR	2,000	2,544
	Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	6,800	8,361
	Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	300	352
	Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	600	687
	Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	600	693
	Repsol International Finance BV	2.625%	5/28/20	EUR	7,900	9,326
	Repsol International Finance BV	2.125%	12/16/20	EUR	4,200	4,978
	Repsol International Finance BV	0.500%	5/23/22	EUR	7,500	8,641
	Repsol International Finance BV	2.250%	12/10/26	EUR	10,000	12,339
	Santander Consumer Finance SA	0.900%	2/18/20	EUR	15,200	17,553
	Santander Consumer Finance SA	1.500%	11/12/20	EUR	7,400	8,654
	Santander Consumer Finance SA	1.000%	5/26/21	EUR	100	116
	Santander Consumer Finance SA	0.500%	10/4/21	EUR	20,100	23,051
	Telefonica Emisiones SAU	5.597%	3/12/20	GBP	2,000	2,733
	Telefonica Emisiones SAU	0.318%	10/17/20	EUR	8,200	9,412
	Telefonica Emisiones SAU	3.961%	3/26/21	EUR	12,000	14,839
	Telefonica Emisiones SAU	1.477%	9/14/21	EUR	12,000	14,163
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,463
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	20,000	25,851
	Telefonica Emisiones SAU	1.528%	1/17/25	EUR	9,300	10,857
	Telefonica Emisiones SAU	5.375%	2/2/26	GBP	2,600	3,956
	Telefonica Emisiones SAU	1.460%	4/13/26	EUR	1,000	1,143
	Telefonica Emisiones SAU	1.447%	1/22/27	EUR	6,000	6,747
	Telefonica Emisiones SAU	2.318%	10/17/28	EUR	800	940
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	3,750	5,904

	Telefonica Emisiones SAU	2.932%	10/17/29	EUR	11,100	13,687
	Telefonica Emisiones SAU	1.930%	10/17/31	EUR	7,300	7,978
	Telefonica Europe BV	5.875%	2/14/33	EUR	832	1,326
						630,773
Sovereign Bonds (4.4%)
	ADIF Alta Velocidad	1.875%	1/28/25	EUR	15,100	18,305
	ADIF Alta Velocidad	3.500%	5/27/24	EUR	12,000	15,715
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	2,406
	Autonomous Community of Madrid Spain	0.727%	5/19/21	EUR	23,300	27,113
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,950	11,366
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	21,500	29,126
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,720	2,007
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	5,000	6,082
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	5,800	8,199
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	7,000	8,620
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	8,000	9,499
12	FADE - Fondo de Amortizacion del Deficit Electrico	5.900%	3/17/21	EUR	2,000	2,573
12	FADE - Fondo de Amortizacion del Deficit Electrico	0.500%	3/17/23	EUR	30,000	34,638
12	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	10,919
12	Instituto de Credito Oficial	0.050%	7/30/20	EUR	25,000	28,682
12	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	6,442
2	Kingdom of Spain	4.000%	4/30/20	EUR	313,500	377,882
	Kingdom of Spain	1.150%	7/30/20	EUR	132,500	154,845
2	Kingdom of Spain	4.850%	10/31/20	EUR	24,400	30,408
	Kingdom of Spain	0.050%	1/31/21	EUR	152,100	174,897
2	Kingdom of Spain	5.500%	4/30/21	EUR	27,810	35,880
	Kingdom of Spain	0.050%	10/31/21	EUR	107,839	123,811
2	Kingdom of Spain	5.850%	1/31/22	EUR	132,300	178,243
	Kingdom of Spain	0.400%	4/30/22	EUR	35,000	40,660
2	Kingdom of Spain	5.400%	1/31/23	EUR	144,580	200,509
	Kingdom of Spain	0.350%	7/30/23	EUR	138,590	159,694
2	Kingdom of Spain	4.400%	10/31/23	EUR	80,495	110,021
2	Kingdom of Spain	4.800%	1/31/24	EUR	51,335	71,725
2	Kingdom of Spain	3.800%	4/30/24	EUR	82,820	111,513
2	Kingdom of Spain	2.750%	10/31/24	EUR	217,800	281,316
2	Kingdom of Spain	1.600%	4/30/25	EUR	142,255	173,144
2	Kingdom of Spain	4.650%	7/30/25	EUR	18,760	26,949
2	Kingdom of Spain	2.150%	10/31/25	EUR	71,100	89,135
2	Kingdom of Spain	1.950%	4/30/26	EUR	227,860	281,607
2	Kingdom of Spain	5.900%	7/30/26	EUR	90,420	141,406
2	Kingdom of Spain	1.500%	4/30/27	EUR	166,489	198,263
2	Kingdom of Spain	1.450%	10/31/27	EUR	39,400	46,565
2	Kingdom of Spain	1.400%	4/30/28	EUR	122,100	143,003
2	Kingdom of Spain	1.400%	7/30/28	EUR	31,563	36,783
2	Kingdom of Spain	5.150%	10/31/28	EUR	78,090	121,705
	Kingdom of Spain	6.000%	1/31/29	EUR	27,165	45,033
2	Kingdom of Spain	1.450%	4/30/29	EUR	147,799	171,057
2	Kingdom of Spain	1.950%	7/30/30	EUR	132,200	159,595
	Kingdom of Spain	5.750%	7/30/32	EUR	35,450	61,203
2	Kingdom of Spain	2.350%	7/30/33	EUR	137,515	169,917
2	Kingdom of Spain	4.200%	1/31/37	EUR	144,580	223,813
2	Kingdom of Spain	4.900%	7/30/40	EUR	37,980	64,835
2	Kingdom of Spain	4.700%	7/30/41	EUR	182,400	304,991
2	Kingdom of Spain	5.150%	10/31/44	EUR	72,195	129,521
2	Kingdom of Spain	2.900%	10/31/46	EUR	26,350	33,821

2	Kingdom of Spain	2.700%	10/31/48	EUR	25,330	30,982
2	Kingdom of Spain	3.450%	7/30/66	EUR	73,000	101,028
						5,027,452
Total Spain (Cost $5,954,561)						6,179,828
Supranational (3.2%)
Sovereign Bonds (3.2%)
	African Development Bank	0.875%	12/20/21	GBP	1,500	1,949
	African Development Bank	5.250%	3/23/22	AUD	10,900	8,628
	African Development Bank	0.250%	11/21/24	EUR	22,600	26,030
	African Development Bank	4.000%	1/10/25	AUD	12,830	10,026
	African Development Bank	0.125%	10/7/26	EUR	4,000	4,478
	Asian Development Bank	3.500%	5/22/19	AUD	15,000	10,943
	Asian Development Bank	2.600%	1/16/20	AUD	20,000	14,593
	Asian Development Bank	6.250%	3/5/20	AUD	5,000	3,790
	Asian Development Bank	1.375%	6/11/20	CAD	23,495	17,671
	Asian Development Bank	2.750%	1/19/22	AUD	3,400	2,512
	Asian Development Bank	5.000%	3/9/22	AUD	13,000	10,235
	Asian Development Bank	3.000%	1/17/23	NZD	10,000	7,078
	Asian Development Bank	3.500%	5/30/24	NZD	20,000	14,448
	Asian Development Bank	3.750%	3/12/25	AUD	9,100	7,084
	Corp. Andina de Fomento	0.500%	1/25/22	EUR	4,780	5,508
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	15,000	17,501
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,000	3,035
	Council of Europe Development Bank	3.000%	7/13/20	EUR	6,500	7,802
	Council of Europe Development Bank	2.875%	8/31/21	EUR	23,000	28,460
	Council of Europe Development Bank	0.375%	6/8/26	EUR	17,000	19,521
	Eurofima	3.375%	12/29/20	CHF	4,000	4,321
	Eurofima	4.000%	10/27/21	EUR	5,000	6,364
	Eurofima	3.000%	5/22/24	CHF	5,000	5,883
	Eurofima	3.000%	5/15/26	CHF	6,500	7,967
	Eurofima	2.600%	1/13/27	AUD	23,000	16,328
	Eurofima	4.550%	3/30/27	CAD	655	559
	European Bank for Reconstruction & Development	1.250%	12/15/22	GBP	10,000	13,102
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	1,000	1,789
4	European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	18,849
4	European Financial Stability Facility	1.750%	10/29/20	EUR	23,000	27,291
	European Financial Stability Facility	0.100%	1/19/21	EUR	20,000	23,085
	European Financial Stability Facility	0.000%	3/29/21	EUR	25,000	28,816
4	European Financial Stability Facility	1.375%	6/7/21	EUR	2,000	2,381
4	European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,089
4	European Financial Stability Facility	2.250%	9/5/22	EUR	33,250	41,443
	European Financial Stability Facility	0.000%	11/17/22	EUR	25,000	28,774
4	European Financial Stability Facility	0.500%	1/20/23	EUR	37,000	43,414
4	European Financial Stability Facility	1.875%	5/23/23	EUR	36,000	44,675
	European Financial Stability Facility	0.125%	10/17/23	EUR	300	346
4	European Financial Stability Facility	2.125%	2/19/24	EUR	19,500	24,650
4	European Financial Stability Facility	1.750%	6/27/24	EUR	17,000	21,198
	European Financial Stability Facility	0.400%	2/17/25	EUR	30,000	34,776
4	European Financial Stability Facility	0.200%	4/28/25	EUR	3,000	3,431
4	European Financial Stability Facility	0.400%	5/31/26	EUR	39,500	45,390
	European Financial Stability Facility	0.750%	5/3/27	EUR	31,100	36,416
	European Financial Stability Facility	0.875%	7/26/27	EUR	25,000	29,548
	European Financial Stability Facility	0.950%	2/14/28	EUR	20,000	23,715
4	European Financial Stability Facility	2.750%	12/3/29	EUR	11,600	16,084

4	European Financial Stability Facility	3.875%	3/30/32	EUR	20,000	31,325
	European Financial Stability Facility	1.250%	5/24/33	EUR	15,000	17,728
4	European Financial Stability Facility	3.000%	9/4/34	EUR	5,200	7,560
4	European Financial Stability Facility	3.375%	4/3/37	EUR	30,800	47,488
	European Financial Stability Facility	1.450%	9/5/40	EUR	5,000	5,864
	European Financial Stability Facility	1.700%	2/13/43	EUR	26,600	32,561
4	European Financial Stability Facility	2.350%	7/29/44	EUR	13,600	18,909
	European Financial Stability Facility	1.200%	2/17/45	EUR	36,500	40,146
	European Financial Stability Facility	1.375%	5/31/47	EUR	8,600	9,737
	European Financial Stability Facility	1.800%	7/10/48	EUR	45,000	55,239
	European Financial Stability Facility	1.750%	7/17/53	EUR	10,000	12,040
	European Financial Stability Facility	2.000%	2/28/56	EUR	31,780	40,868
	European Investment Bank	1.250%	8/2/19	CHF	3,000	3,046
	European Investment Bank	1.125%	2/18/20	CAD	1,650	1,244
	European Investment Bank	2.250%	3/7/20	GBP	12,000	15,961
	European Investment Bank	2.625%	3/16/20	EUR	40,000	47,360
	European Investment Bank	4.625%	4/15/20	EUR	20,500	24,909
	European Investment Bank	0.125%	6/15/20	EUR	10,000	11,539
	European Investment Bank	2.375%	7/10/20	CHF	2,500	2,625
	European Investment Bank	1.500%	7/15/20	EUR	30,000	35,305
	European Investment Bank	6.000%	8/6/20	AUD	17,500	13,435
	European Investment Bank	1.375%	9/15/20	EUR	4,000	4,713
	European Investment Bank	0.250%	10/15/20	EUR	51,000	59,050
	European Investment Bank	1.250%	11/5/20	CAD	650	489
2	European Investment Bank	1.250%	11/5/20	CAD	3,500	2,632
	European Investment Bank	5.000%	12/1/20	SEK	25,000	3,013
	European Investment Bank	0.875%	3/15/21	GBP	20,000	26,150
	European Investment Bank	1.500%	4/15/21	EUR	43,000	51,266
	European Investment Bank	2.250%	5/25/21	PLN	10,000	2,719
	European Investment Bank	6.250%	6/8/21	AUD	12,000	9,524
2	European Investment Bank	2.250%	7/30/21	CAD	26,015	19,880
	European Investment Bank	1.125%	9/7/21	GBP	5,000	6,560
	European Investment Bank	1.375%	9/15/21	EUR	35,000	41,849
	European Investment Bank	2.750%	9/15/21	EUR	5,000	6,187
2	European Investment Bank	1.125%	9/16/21	CAD	13,340	9,905
	European Investment Bank	0.375%	3/15/22	EUR	25,000	29,177
	European Investment Bank	5.000%	8/22/22	AUD	6,800	5,404
	European Investment Bank	3.000%	9/28/22	EUR	4,000	5,119
	European Investment Bank	2.250%	10/14/22	EUR	7,000	8,749
	European Investment Bank	2.500%	10/31/22	GBP	5,500	7,555
2	European Investment Bank	2.375%	1/18/23	CAD	2,800	2,147
	European Investment Bank	1.625%	3/15/23	EUR	56,150	68,895
	European Investment Bank	2.375%	7/6/23	CAD	300	230
	European Investment Bank	0.000%	10/16/23	EUR	30,000	34,469
	European Investment Bank	0.500%	11/15/23	EUR	20,000	23,542
	European Investment Bank	0.050%	12/15/23	EUR	25,000	28,792
	European Investment Bank	0.875%	12/15/23	GBP	10,000	12,857
	European Investment Bank	2.125%	1/15/24	EUR	17,000	21,552
	European Investment Bank	0.000%	3/15/24	EUR	75,000	85,740
	European Investment Bank	0.200%	7/15/24	EUR	20,000	23,090
	European Investment Bank	1.500%	8/2/24	CHF	11,400	12,671
	European Investment Bank	0.875%	9/13/24	EUR	33,000	39,492
	European Investment Bank	1.625%	2/4/25	CHF	2,500	2,815
	European Investment Bank	0.125%	4/15/25	EUR	30,000	34,327
	European Investment Bank	0.375%	7/16/25	EUR	20,000	23,201
	European Investment Bank	2.750%	9/15/25	EUR	35,000	46,784
	European Investment Bank	4.500%	10/15/25	EUR	15,000	22,156

European Investment Bank	0.000%	3/13/26	EUR	10,000	11,250
European Investment Bank	3.100%	8/17/26	AUD	20,513	15,337
European Investment Bank	2.750%	8/25/26	PLN	10,000	2,698
European Investment Bank	1.000%	9/21/26	GBP	200	253
European Investment Bank	1.250%	11/13/26	EUR	6,000	7,400
European Investment Bank	0.500%	1/15/27	EUR	33,700	38,967
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,171
European Investment Bank	3.750%	12/7/27	GBP	3,800	5,863
European Investment Bank	0.875%	1/14/28	EUR	10,000	11,844
European Investment Bank	6.000%	12/7/28	GBP	14,000	25,539
European Investment Bank	4.500%	6/7/29	GBP	12,000	19,904
European Investment Bank	4.000%	4/15/30	EUR	7,125	11,010
European Investment Bank	2.750%	9/13/30	EUR	10,000	13,966
European Investment Bank	1.000%	3/14/31	EUR	68,000	79,570
European Investment Bank	1.000%	4/14/32	EUR	31,000	36,056
European Investment Bank	1.125%	11/15/32	EUR	20,000	23,531
European Investment Bank	1.125%	4/13/33	EUR	30,000	35,236
European Investment Bank	3.000%	10/14/33	EUR	10,000	14,620
European Investment Bank	2.625%	3/15/35	EUR	7,100	10,025
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,448
European Investment Bank	1.125%	9/15/36	EUR	24,000	27,538
European Investment Bank	3.875%	6/8/37	GBP	4,800	8,189
European Investment Bank	0.500%	11/13/37	EUR	15,000	15,361
European Investment Bank	5.000%	4/15/39	GBP	2,000	3,959
European Investment Bank	2.750%	3/15/40	EUR	18,550	27,263
European Investment Bank	3.625%	3/14/42	EUR	5,600	9,467
European Investment Bank	4.500%	3/7/44	GBP	8,500	16,609
European Investment Bank	1.750%	9/15/45	EUR	20,000	25,040
European Investment Bank	1.500%	11/15/47	EUR	5,000	5,949
European Investment Bank	4.625%	10/12/54	GBP	7,700	16,928
European Stability Mechanism	0.100%	11/3/20	EUR	10,000	11,550
European Stability Mechanism	1.375%	3/4/21	EUR	37,800	44,830
European Stability Mechanism	0.000%	10/18/22	EUR	15,000	17,255
European Stability Mechanism	0.100%	7/31/23	EUR	20,000	23,047
European Stability Mechanism	2.125%	11/20/23	EUR	3,220	4,075
European Stability Mechanism	0.125%	4/22/24	EUR	41,500	47,707
European Stability Mechanism	1.000%	9/23/25	EUR	20,000	24,054
European Stability Mechanism	0.500%	3/2/26	EUR	21,700	25,263
European Stability Mechanism	0.750%	3/15/27	EUR	25,000	29,368
European Stability Mechanism	1.125%	5/3/32	EUR	25,000	29,504
European Stability Mechanism	1.200%	5/23/33	EUR	20,000	23,662
European Stability Mechanism	1.625%	11/17/36	EUR	20,000	24,719
European Stability Mechanism	1.750%	10/20/45	EUR	10,000	12,556
European Stability Mechanism	1.800%	11/2/46	EUR	15,000	18,899
European Stability Mechanism	1.850%	12/1/55	EUR	10,000	12,526
European Union	0.250%	7/4/20	EUR	20,000	23,116
European Union	3.500%	6/4/21	EUR	21,000	26,186
European Union	2.750%	9/21/21	EUR	5,000	6,184
European Union	2.750%	4/4/22	EUR	20,600	25,822
European Union	0.625%	11/4/23	EUR	25,000	29,504
European Union	0.500%	4/4/25	EUR	50,000	58,491
European Union	3.000%	9/4/26	EUR	7,125	9,796
European Union	2.500%	11/4/27	EUR	19,000	25,536
European Union	2.875%	4/4/28	EUR	5,000	6,940
European Union	1.375%	10/4/29	EUR	16,000	19,675
European Union	0.750%	4/4/31	EUR	20,000	22,793
European Union	1.250%	4/4/33	EUR	25,000	29,788

European Union	1.125%	4/4/36	EUR	20,000	22,998
European Union	3.375%	4/4/38	EUR	6,000	9,489
Inter-American Development Bank	3.250%	2/7/20	AUD	9,000	6,609
Inter-American Development Bank	1.875%	3/20/20	CAD	6,750	5,136
Inter-American Development Bank	6.000%	2/26/21	AUD	13,000	10,174
Inter-American Development Bank	0.625%	12/15/21	GBP	2,000	2,584
Inter-American Development Bank	3.750%	7/25/22	AUD	22,300	17,015
Inter-American Development Bank	4.400%	1/26/26	CAD	50	43
International Bank for Reconstruction & Development	3.750%	2/10/20	NZD	5,000	3,513
International Bank for Reconstruction & Development	2.500%	3/12/20	AUD	20,000	14,585
International Bank for Reconstruction & Development	5.750%	10/1/20	AUD	15,000	11,532
International Bank for Reconstruction & Development	1.375%	12/15/20	GBP	32,400	42,774
International Bank for Reconstruction & Development	2.800%	1/13/21	AUD	4,000	2,942
International Bank for Reconstruction & Development	5.400%	6/7/21	GBP	200	288
International Bank for Reconstruction & Development	0.375%	6/15/21	GBP	500	645
International Bank for Reconstruction & Development	4.625%	10/6/21	NZD	5,804	4,262
International Bank for Reconstruction & Development	0.750%	12/7/21	GBP	3,600	4,673
International Bank for Reconstruction & Development	2.800%	1/12/22	AUD	22,000	16,262
International Bank for Reconstruction & Development	2.200%	1/18/22	CAD	13,410	10,260
International Bank for Reconstruction & Development	3.375%	1/25/22	NZD	12,000	8,571
International Bank for Reconstruction & Development	2.600%	9/20/22	AUD	10,000	7,354
International Bank for Reconstruction & Development	2.250%	1/17/23	CAD	5,400	4,128
International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	10,000	7,176
International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	1,060	818
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	10,800	8,667
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	10,400	7,741
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	10,000	7,453
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	10,000	11,581
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	400	681
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	5,400	6,036
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	6,000	11,618
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	19,000	20,950

International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	9,646	11,356
International Finance Corp.	3.625%	5/20/20	NZD	8,500	5,991
International Finance Corp.	2.700%	2/5/21	AUD	15,000	11,014
International Finance Corp.	2.800%	8/15/22	AUD	18,000	13,335
International Finance Corp.	2.375%	7/19/23	CAD	1,920	1,473
International Finance Corp.	4.250%	8/21/23	AUD	10,000	7,877
International Finance Corp.	1.250%	12/15/23	GBP	13,800	18,057
International Finance Corp.	1.375%	3/7/25	GBP	9,821	12,900
Nordic Investment Bank	4.125%	3/19/20	NZD	16,495	11,657
Nordic Investment Bank	0.625%	11/2/21	GBP	1,700	2,198
Nordic Investment Bank	5.000%	4/19/22	AUD	9,000	7,098
Nordic Investment Bank	0.125%	6/10/24	EUR	10,000	11,536
Nordic Investment Bank	0.500%	11/3/25	EUR	19,600	22,903
Total Supranational (Cost $3,589,315)					3,618,356
Sweden (1.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Landshypotek Bank AB	0.625%	6/17/20	SEK	63,000	7,014
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	5,815
Lansforsakringar Hypotek AB	3.250%	9/16/20	SEK	100,000	11,577
Lansforsakringar Hypotek AB	1.500%	3/18/21	EUR	200	237
Lansforsakringar Hypotek AB	0.250%	4/22/22	EUR	1,500	1,728
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	1,400	1,608
Nordea Hypotek AB	3.250%	6/17/20	SEK	50,000	5,809
Nordea Hypotek AB	1.000%	4/8/22	SEK	538,000	60,738
Nordea Hypotek AB	1.250%	9/20/23	SEK	500,000	56,787
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	11,000	12,825
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	5,904
Skandinaviska Enskilda Banken AB	4.125%	4/7/21	EUR	5,000	6,253
Skandinaviska Enskilda Banken AB	0.250%	6/20/24	EUR	25,000	28,573
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	1,100	1,267
Stadshypotek AB	4.250%	6/17/20	SEK	150,000	17,512
Stadshypotek AB	1.625%	10/30/20	EUR	10,000	11,805
Stadshypotek AB	0.625%	11/10/21	EUR	22,700	26,474
Stadshypotek AB	1.500%	12/15/21	SEK	280,000	31,949
Stadshypotek AB	0.375%	2/22/23	EUR	8,700	10,066
Stadshypotek AB	1.500%	6/1/23	SEK	380,000	43,592
Stadshypotek AB	0.375%	2/21/24	EUR	6,900	7,947
Stadshypotek AB	0.125%	10/5/26	EUR	500	553
Stadshypotek AB	0.750%	11/1/27	EUR	7,000	8,057
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/20	SEK	50,000	5,683
Sveriges Sakerstallda Obligationer AB	1.000%	3/17/21	SEK	400,000	45,061
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	31,300	36,494
Sveriges Sakerstallda Obligationer AB	0.250%	4/19/23	EUR	5,000	5,753
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	1,000	1,154
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	800	933
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	5,821
Swedbank Hypotek AB	5.700%	5/12/20	SEK	200,000	23,662
Swedbank Hypotek AB	0.375%	9/29/20	EUR	19,300	22,300
Swedbank Hypotek AB	1.125%	5/21/21	EUR	2,000	2,355
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,792
Swedbank Hypotek AB	1.000%	6/15/22	SEK	332,000	37,359
Swedbank Hypotek AB	1.000%	12/20/23	SEK	400,000	44,803
					601,260
Corporate Bonds (0.4%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	2,900	3,190

	Akelius Residential Property AB	1.750%	2/7/25	EUR	1,500	1,675
	Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	471
	Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,596
	Atlas Copco AB	0.625%	8/30/26	EUR	430	480
	Danske Hypotek AB	1.000%	12/21/22	SEK	200,000	22,512
	Essity AB	1.125%	3/27/24	EUR	1,000	1,161
	Essity AB	1.625%	3/30/27	EUR	1,600	1,862
	Fastighets AB Balder	1.125%	3/14/22	EUR	10,000	11,417
	Investor AB	4.500%	5/12/23	EUR	2,000	2,679
	Lansforsakringar Bank AB	0.875%	9/25/23	EUR	100	115
	Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	574
	Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	550,000	61,983
	Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	160,000	18,222
	Molnlycke Holding AB	1.875%	2/28/25	EUR	5,000	5,688
	Securitas AB	2.625%	2/22/21	EUR	3,000	3,596
	Skandinaviska Enskilda Banken AB	0.150%	2/11/21	EUR	1,000	1,151
	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	EUR	5,000	5,937
	Skandinaviska Enskilda Banken AB	0.750%	8/24/21	EUR	9,000	10,447
	Skandinaviska Enskilda Banken AB	1.500%	12/15/21	SEK	365,000	41,706
	Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	200,000	22,596
1	Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	14,700	17,380
1	Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	31,575	35,657
	SKF AB	1.625%	12/2/22	EUR	700	829
	Svenska Cellulosa AB SCA	2.500%	6/9/23	EUR	700	869
	Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	5,923
	Svenska Handelsbanken AB	3.000%	11/20/20	GBP	4,100	5,528
	Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,380	1,757
	Svenska Handelsbanken AB	0.250%	2/28/22	EUR	500	571
	Svenska Handelsbanken AB	1.125%	12/14/22	EUR	14,000	16,462
	Sveriges Sakerstallda Obligationer AB	0.250%	1/20/21	EUR	8,000	9,227
	Swedbank AB	1.250%	12/29/21	GBP	1,000	1,295
	Swedbank AB	1.000%	6/1/22	EUR	4,700	5,501
	Swedbank AB	0.300%	9/6/22	EUR	17,100	19,523
	Swedbank AB	1.625%	12/28/22	GBP	5,700	7,419
	Swedbank AB	0.400%	8/29/23	EUR	100	114
1	Swedbank AB	1.000%	11/22/27	EUR	3,900	4,362
	Swedbank Hypotek AB	1.000%	12/16/20	SEK	550,000	61,665
	Tele2 AB	1.125%	5/15/24	EUR	200	228
	Tele2 AB	2.125%	5/15/28	EUR	400	458
	Telia Co. AB	4.750%	11/16/21	EUR	3,000	3,844
	Telia Co. AB	4.000%	3/22/22	EUR	350	445
	Telia Co. AB	3.875%	10/1/25	EUR	2,000	2,660
	Telia Co. AB	3.500%	9/5/33	EUR	3,000	4,066
	Telia Co. AB	1.625%	2/23/35	EUR	100	107
1	Telia Co. AB	3.000%	4/4/78	EUR	100	114
						429,062
Sovereign Bonds (0.4%)
	Kingdom of Sweden	0.050%	2/12/20	EUR	21,200	24,396
	Kingdom of Sweden	5.000%	12/1/20	SEK	216,000	26,245
	Kingdom of Sweden	3.500%	6/1/22	SEK	290,750	36,158
	Kingdom of Sweden	0.125%	4/24/23	EUR	30,000	34,724
2	Kingdom of Sweden	1.500%	11/13/23	SEK	424,200	50,445
	Kingdom of Sweden	2.500%	5/12/25	SEK	129,300	16,456
	Kingdom of Sweden	1.000%	11/12/26	SEK	345,700	40,451
	Kingdom of Sweden	0.750%	5/12/28	SEK	7,000	799
2	Kingdom of Sweden	0.750%	11/12/29	SEK	289,000	32,615
	Kingdom of Sweden	2.250%	6/1/32	SEK	175,000	23,006

	Kingdom of Sweden	3.500%	3/30/39	SEK	131,450	20,954
	Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	2,892
	Kommuninvest I Sverige AB	1.000%	9/15/21	SEK	300,000	33,812
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	470,000	52,926
	Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	194,050	21,608
	SBAB Bank AB	2.375%	9/4/20	EUR	4,000	4,740
	SBAB Bank AB	0.250%	9/7/22	EUR	5,000	5,678
	Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,876
	Svensk Exportkredit AB	0.625%	12/7/20	GBP	1,000	1,299
	Vattenfall AB	6.250%	3/17/21	EUR	8,000	10,330
	Vattenfall AB	6.875%	4/15/39	GBP	5,000	10,375
1	Vattenfall AB	3.000%	3/19/77	EUR	5,000	5,442
						461,227
Total Sweden (Cost $1,538,298)						1,491,549
Switzerland (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
	Credit Suisse AG	1.750%	1/15/21	EUR	47,600	56,430
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	2/25/20	CHF	3,000	3,108
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/6/20	CHF	20,000	20,281
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/27/21	CHF	9,000	9,575
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	8/13/21	CHF	29,000	30,247
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,320
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,139
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	17,500	17,823
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	7,500	8,010
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	61,000	67,859
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	6,980	7,510
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	3,978
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	8,690
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	10,600	11,335
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	5,000	5,173
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	8,000	8,262
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	11,900	14,132
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,657
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,000	10,202
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,403

Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,000	12,939
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	15,000	15,410
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,239
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,297
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	3,500	3,603
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	10,500	12,415
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	7,500	8,051
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	10,200	12,644
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	5,000	5,099
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	17,500	19,936
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,092
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	5,000	4,916
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	8,300	7,786
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	9/3/20	CHF	4,000	4,146
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	2/17/21	CHF	7,000	7,254
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,072
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,224
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.875%	6/20/22	CHF	18,000	18,874
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	8,971
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	7,118
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	11,736
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	17,000	17,289
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	7,500	7,761
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	15,000	15,338
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,055
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	32,500	33,025
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,326
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	15,000	15,285

	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,217
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,436
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	14,350	14,712
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	7,000	7,879
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	10,000	10,061
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	8,000	8,890
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,340
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	985	997
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,402
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,130
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	5,104
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	17,500	17,837
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	7,500	7,426
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	7,000	6,751
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	10,000	10,235
	UBS AG	1.375%	4/16/21	EUR	5,000	5,908
						674,360
Corporate Bonds (0.4%)
	ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,114
	Adecco International Financial Services BV	1.000%	12/2/24	EUR	1,000	1,151
1	Aquarius and Investments plc for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	9,010	11,464
	Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	600	717
1	Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	500	608
	Barry Callebaut Services NV	2.375%	5/24/24	EUR	3,600	4,292
1	Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	3,000	4,091
	Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,477
	Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	586
	Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	242
	Credit Suisse AG	3.500%	4/29/20	AUD	9,000	6,610
	Credit Suisse AG	1.125%	9/15/20	EUR	5,800	6,754
	Credit Suisse AG	1.375%	1/31/22	EUR	15,748	18,597
	Credit Suisse AG	1.000%	6/7/23	EUR	10,000	11,657
	Credit Suisse AG	1.500%	4/10/26	EUR	800	954
1	Credit Suisse Group AG	2.125%	9/12/25	GBP	1,000	1,257
	Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	5,600	6,479
	Credit Suisse Group Funding Guernsey Ltd.	3.000%	5/27/22	GBP	1,500	2,017
1	Demeter Investments BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	13,300	16,411
1	ELM BV for Swiss Life Insurance & Pension Group	4.500%	12/29/49	EUR	1,500	1,820
1	ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	9,250	10,800

	Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,219
	Glencore Canada Financial Corp.	7.375%	5/27/20	GBP	8,850	12,401
	Glencore Finance Europe Ltd.	1.250%	3/17/21	EUR	5,000	5,782
	Glencore Finance Europe Ltd.	1.625%	1/18/22	EUR	500	581
	Glencore Finance Europe Ltd.	6.000%	4/3/22	GBP	8,000	11,578
	Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	100	116
	Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	11,500	12,920
	Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	10,500	12,269
	Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,100	1,365
	Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,165
	Holcim US Finance Sarl & Cie SCS	2.625%	9/7/20	EUR	130	155
	LafargeHolcim Ltd.	3.000%	11/22/22	CHF	3,000	3,297
	LafargeHolcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	800	960
	LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,043
	Nestle Finance International Ltd.	1.750%	9/12/22	EUR	6,100	7,413
	Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,228
	Nestle Finance International Ltd.	0.375%	1/18/24	EUR	12,000	13,761
	Nestle Finance International Ltd.	1.750%	11/2/37	EUR	9,100	10,846
	Nestle Holdings Inc.	1.750%	12/9/20	GBP	12,000	15,884
	Novartis AG	0.625%	11/13/29	CHF	2,750	2,777
	Novartis Finance SA	0.500%	8/14/23	EUR	5,000	5,802
	Novartis Finance SA	0.125%	9/20/23	EUR	100	114
	Novartis Finance SA	1.625%	11/9/26	EUR	5,000	6,068
	Novartis Finance SA	0.625%	9/20/28	EUR	100	110
	Novartis Finance SA	1.375%	8/14/30	EUR	9,000	10,431
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	8,270
	Richemont International Holding SA	1.000%	3/26/26	EUR	15,000	17,357
	Richemont International Holding SA	2.000%	3/26/38	EUR	15,000	17,434
	Roche Finance Europe BV	0.500%	2/27/23	EUR	9,000	10,487
	Roche Finance Europe BV	0.875%	2/25/25	EUR	500	589
	Roche Holdings Inc.	6.500%	3/4/21	EUR	16,195	21,104
	UBS AG	1.125%	6/30/20	EUR	5,000	5,808
	UBS AG	1.250%	12/10/20	GBP	4,000	5,223
	UBS AG	1.250%	9/3/21	EUR	1,700	1,995
	UBS AG	0.125%	11/5/21	EUR	8,000	9,108
	UBS Group Funding Jersey Ltd.	1.750%	11/16/22	EUR	5,000	5,915
	UBS Group Funding Jersey Ltd.	2.125%	3/4/24	EUR	800	962
	UBS Group Funding Jersey Ltd.	1.500%	11/30/24	EUR	12,700	14,733
	UBS Group Funding Jersey Ltd.	1.250%	9/1/26	EUR	35,300	39,951
1	UBS Group Funding Switzerland AG	1.250%	4/17/25	EUR	11,000	12,515
	Willow No.2 Ireland plc for Zurich Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,255
						430,089
Sovereign Bonds (0.5%)
	Basellandschaftliche Kantonalbank	1.750%	11/9/20	CHF	9,500	9,930
	Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	6,000	6,090
	Basler Kantonalbank	2.500%	3/24/21	CHF	9,300	9,947
	Basler Kantonalbank	0.000%	4/11/22	CHF	5,000	5,078
	Basler Kantonalbank	0.300%	6/22/27	CHF	4,500	4,575
	Canton of Basel-City	3.250%	1/31/20	CHF	3,000	3,134
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,400	9,613
	Canton of Geneva Switzerland	2.125%	6/15/20	CHF	5,000	5,212
	Canton of Geneva Switzerland	2.250%	2/22/21	CHF	4,600	4,890
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	4,072
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,826

Canton of Geneva Switzerland	0.400%	4/28/36	CHF	5,000	4,870
Canton of Vaud	2.000%	10/24/33	CHF	8,905	10,992
Canton of Zurich	0.500%	12/3/20	CHF	4,595	4,714
Canton of Zurich	1.250%	7/29/22	CHF	7,300	7,792
Canton of Zurich	0.000%	6/27/25	CHF	10,000	10,206
Canton of Zurich	1.250%	12/3/32	CHF	3,000	3,379
Canton of Zurich	2.000%	7/29/38	CHF	5,000	6,376
Lunar Funding V for Swisscom AG	1.875%	9/8/21	EUR	2,000	2,384
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	8,000	8,516
Luzerner Kantonalbank AG	0.200%	4/11/25	CHF	2,940	2,994
Swiss Confederation	2.250%	7/6/20	CHF	9,500	9,971
Swiss Confederation	2.000%	4/28/21	CHF	3,850	4,113
Swiss Confederation	2.000%	5/25/22	CHF	49,400	54,189
Swiss Confederation	4.000%	2/11/23	CHF	2,405	2,880
Swiss Confederation	1.250%	6/11/24	CHF	21,200	23,427
Swiss Confederation	1.500%	7/24/25	CHF	17,450	19,893
Swiss Confederation	1.250%	5/28/26	CHF	30,800	34,902
Swiss Confederation	3.250%	6/27/27	CHF	9,000	11,853
Swiss Confederation	4.000%	4/8/28	CHF	400	564
Swiss Confederation	0.000%	6/22/29	CHF	26,000	26,835
Swiss Confederation	0.500%	5/27/30	CHF	12,000	13,013
Swiss Confederation	2.250%	6/22/31	CHF	17,500	22,737
Swiss Confederation	0.500%	6/27/32	CHF	1,700	1,836
Swiss Confederation	3.500%	4/8/33	CHF	10,600	15,851
Swiss Confederation	2.500%	3/8/36	CHF	6,150	8,633
Swiss Confederation	1.250%	6/27/37	CHF	25,200	30,321
Swiss Confederation	1.500%	4/30/42	CHF	48,600	62,663
Swiss Confederation	4.000%	1/6/49	CHF	4,500	9,353
Swiss Confederation	0.500%	5/30/58	CHF	8,000	8,647
Swiss Confederation	2.000%	6/25/64	CHF	6,800	11,362
Swisscom AG	2.625%	8/31/22	CHF	11,000	12,154
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,201
Zuercher Kantonalbank	0.250%	3/31/21	CHF	20,000	20,413
Zuercher Kantonalbank	1.250%	1/31/22	CHF	17,000	17,929
Zuercher Kantonalbank	0.030%	2/11/22	CHF	5,000	5,088
Zuercher Kantonalbank	2.125%	6/29/22	CHF	16,400	17,883
Zuercher Kantonalbank	0.250%	1/27/26	CHF	5,000	5,112
Zuercher Kantonalbank	0.125%	5/13/26	CHF	1,640	1,659
					582,072
Total Switzerland (Cost $1,682,782)					1,686,521
Thailand (0.6%)
Sovereign Bonds (0.6%)
Kingdom of Thailand	2.550%	6/26/20	THB	2,500,000	80,904
Kingdom of Thailand	3.650%	12/17/21	THB	2,200,000	73,984
Kingdom of Thailand	1.875%	6/17/22	THB	1,700,000	54,366
Kingdom of Thailand	5.500%	3/13/23	THB	130,000	4,739
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	20,500
Kingdom of Thailand	3.850%	12/12/25	THB	1,250,000	44,114
Kingdom of Thailand	2.125%	12/17/26	THB	400,000	12,637
Kingdom of Thailand	3.580%	12/17/27	THB	1,077,000	37,812
Kingdom of Thailand	5.670%	3/13/28	THB	120,000	4,873
Kingdom of Thailand	2.875%	12/17/28	THB	823,550	27,475
Kingdom of Thailand	4.875%	6/22/29	THB	1,740,000	67,443
Kingdom of Thailand	3.650%	6/20/31	THB	1,330,000	46,836
Kingdom of Thailand	3.775%	6/25/32	THB	1,584,000	56,210
Kingdom of Thailand	3.400%	6/17/36	THB	3,221,200	108,531

	Kingdom of Thailand	4.260%	12/12/37	THB	277,000	9,987
	Kingdom of Thailand	3.800%	6/14/41	THB	150,000	5,237
	Kingdom of Thailand	4.675%	6/29/44	THB	751,000	29,921
	Kingdom of Thailand	2.875%	6/17/46	THB	1,129,525	33,585
	Kingdom of Thailand	4.000%	6/17/66	THB	85,000	2,918
	Kingdom of Thailand	3.600%	6/17/67	THB	592,500	18,320
Total Thailand (Cost $684,888)						740,392
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
	Emirates Telecommunications Group Co. PJSC	1.750%	6/18/21	EUR	4,500	5,319
	Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	3,000	3,775
	IPIC GMTN Ltd.	5.875%	3/14/21	EUR	7,500	9,611
	IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	3,847
	IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,090
Total United Arab Emirates (Cost $24,105)						23,642
United Kingdom (7.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
	AA Bond Co. Ltd.	4.249%	7/31/20	GBP	4,100	5,455
	AA Bond Co. Ltd.	2.875%	1/31/22	GBP	4,000	4,832
	AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	2,629
	Arqiva Financing plc	4.040%	6/30/20	GBP	1,800	2,418
	Arqiva Financing plc	4.882%	12/31/32	GBP	2,800	4,082
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,652
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,833	2,921
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,383	3,821
	Bank of Scotland plc	3.875%	2/7/20	EUR	19,300	22,970
	Bank of Scotland plc	4.500%	7/13/21	EUR	6,160	7,810
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,426
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,400	2,153
	Barclays Bank plc	4.000%	1/12/21	EUR	15,500	19,126
	Barclays Bank plc	4.250%	1/12/22	GBP	3,600	5,101
1	Broadgate Financing plc	4.999%	10/5/33	GBP	4,000	6,271
1	Broadgate Financing plc	5.098%	4/5/35	GBP	8,346	12,472
1	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	245	401
1	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,200	4,128
	Clydesdale Bank plc	4.625%	6/8/26	GBP	13,000	20,361
	Co-Operative Bank plc	4.750%	11/11/21	GBP	8,900	12,397
	Coventry Building Society	0.500%	1/12/24	EUR	900	1,032
13	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,015	1,672
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,162	1,990
	Dignity Finance plc	3.546%	12/31/34	GBP	3,435	4,724
	Greene King Finance plc	5.318%	9/15/31	GBP	1,036	1,557
	Greene King Finance plc	4.064%	3/15/35	GBP	1,784	2,473
	High Speed Rail Finance (1) plc	4.375%	11/1/38	GBP	6,700	10,596
	Highbury Finance BV	7.017%	3/20/23	GBP	635	949
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	606	980
	Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	4,052	6,425
	Leeds Building Society	4.875%	11/16/20	GBP	2,000	2,788
	Lloyds Bank plc	0.500%	7/22/20	EUR	1,000	1,154
	Lloyds Bank plc	4.000%	9/29/20	EUR	1,000	1,221
	Lloyds Bank plc	1.375%	4/16/21	EUR	30,800	36,292
	Lloyds Bank plc	1.750%	3/31/22	GBP	3,300	4,363
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,200	11,084

	Lloyds Bank plc	5.125%	3/7/25	GBP	15,200	23,716
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	4,903
	Lloyds Bank plc	6.000%	2/8/29	GBP	10,350	18,171
1	Longstone Finance plc	4.791%	4/19/36	GBP	770	1,155
	National Westminster Bank plc	3.875%	10/19/20	EUR	22,000	26,859
	National Westminster Bank plc	5.125%	1/13/24	GBP	500	760
	Nationwide Building Society	4.625%	2/8/21	EUR	3,100	3,879
	Nationwide Building Society	4.375%	2/28/22	EUR	17,000	21,986
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,474
	Nationwide Building Society	0.625%	3/25/27	EUR	11,790	13,336
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,403
	Nationwide Building Society	1.375%	6/29/32	EUR	16,000	18,504
	Nats En Route plc	5.250%	3/31/26	GBP	2,776	4,139
1	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	840	1,351
	Santander UK plc	1.625%	11/26/20	EUR	18,000	21,219
	Santander UK plc	5.125%	4/14/21	GBP	5,900	8,352
	Santander UK plc	0.250%	8/9/21	EUR	10,000	11,497
	Santander UK plc	0.250%	4/21/22	EUR	20,000	22,981
	Santander UK plc	1.250%	9/18/24	EUR	6,700	8,010
1	Santander UK plc	5.750%	3/2/26	GBP	5,855	9,679
	Santander UK plc	5.250%	2/16/29	GBP	758	1,267
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	4,515	6,275
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	2,271	3,541
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	8,233
						483,416
Corporate Bonds (2.2%)
	3i Group plc	5.750%	12/3/32	GBP	5,000	8,010
	A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	6,200	8,205
	ABP Finance plc	6.250%	12/14/26	GBP	4,300	6,792
	Admiral Group plc	5.500%	7/25/24	GBP	2,400	3,350
	Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	566
	Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	2,500	3,916
	Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	2,150	3,553
	Affinity Water Programme Finance Ltd.	4.500%	3/31/36	GBP	4,500	7,371
	Anglian Water Services Financing plc	6.875%	8/21/23	GBP	4,300	6,891
	Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,600	4,455
	Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,088
	Annington Funding plc	1.650%	7/12/24	EUR	3,800	4,289
	Annington Funding plc	2.646%	7/12/25	GBP	1,000	1,290
	Annington Funding plc	3.184%	7/12/29	GBP	3,000	3,886
	Annington Funding plc	3.685%	7/12/34	GBP	7,900	10,387
	Annington Funding plc	3.935%	7/12/47	GBP	800	1,060
	Aptiv plc	1.500%	3/10/25	EUR	5,822	6,470
	Aptiv plc	1.600%	9/15/28	EUR	4,030	4,280
	AstraZeneca plc	0.250%	5/12/21	EUR	1,000	1,143
	AstraZeneca plc	1.250%	5/12/28	EUR	100	113
	AstraZeneca plc	5.750%	11/13/31	GBP	5,000	8,706
	Aviva plc	0.625%	10/27/23	EUR	1,000	1,128
1	Aviva plc	6.125%	11/14/36	GBP	3,350	4,876
1	Aviva plc	6.625%	6/3/41	GBP	2,500	3,562
1	Aviva plc	6.125%	7/5/43	EUR	3,200	4,179
1	Aviva plc	3.875%	7/3/44	EUR	300	356
1	Aviva plc	3.375%	12/4/45	EUR	3,000	3,434
1	Aviva plc	4.375%	9/12/49	GBP	300	381
1	Aviva plc	6.125%	9/29/49	GBP	1,200	1,661
1	Aviva plc	5.902%	11/29/49	GBP	2,300	3,110
1	Aviva plc	5.125%	6/4/50	GBP	3,000	3,998

1	Aviva plc	6.875%	5/20/58	GBP	2,327	3,692
	Babcock International Group plc	1.750%	10/6/22	EUR	7,800	8,989
	Babcock International Group plc	1.875%	10/5/26	GBP	4,000	4,762
	BAE Systems plc	4.125%	6/8/22	GBP	6,500	9,045
	Bank of Scotland plc	9.375%	5/15/21	GBP	3,620	5,454
	Barclays Bank plc	6.000%	1/14/21	EUR	3,000	3,727
	Barclays Bank plc	2.125%	2/24/21	EUR	5,000	5,921
	Barclays Bank plc	10.000%	5/21/21	GBP	8,533	12,905
	Barclays Bank plc	4.250%	3/2/22	EUR	10,000	12,914
	Barclays Bank plc	6.625%	3/30/22	EUR	7,159	9,340
	Barclays plc	1.875%	3/23/21	EUR	200	234
	Barclays plc	1.500%	4/1/22	EUR	1,000	1,156
	Barclays plc	3.250%	2/12/27	GBP	655	842
	Barclays plc	3.250%	1/17/33	GBP	8,500	10,261
	BAT Capital Corp.	2.125%	8/15/25	GBP	1,300	1,617
	BAT International Finance plc	4.875%	2/24/21	EUR	5,250	6,547
	BAT International Finance plc	1.750%	7/5/21	GBP	2,700	3,511
	BAT International Finance plc	1.000%	5/23/22	EUR	700	801
	BAT International Finance plc	2.375%	1/19/23	EUR	100	120
	BAT International Finance plc	0.875%	10/13/23	EUR	8,615	9,705
	BAT International Finance plc	2.750%	3/25/25	EUR	7,850	9,563
	BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,075
	BAT International Finance plc	3.125%	3/6/29	EUR	8,100	9,641
	BAT International Finance plc	2.250%	1/16/30	EUR	10,600	11,393
	BAT International Finance plc	6.000%	11/24/34	GBP	1,000	1,632
	BAT International Finance plc	5.750%	7/5/40	GBP	400	650
	BAT International Finance plc	2.250%	9/9/52	GBP	3,000	2,598
	Bazalgette Finance plc	2.375%	11/29/27	GBP	1,200	1,555
	BG Energy Capital plc	1.250%	11/21/22	EUR	6,400	7,570
	BG Energy Capital plc	5.125%	12/1/25	GBP	5,000	7,940
	BG Energy Capital plc	2.250%	11/21/29	EUR	11,711	14,629
	BG Energy Capital plc	5.000%	11/4/36	GBP	300	538
	BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,052
	BP Capital Markets plc	3.497%	11/9/20	CAD	11,860	9,159
	BP Capital Markets plc	2.177%	9/28/21	EUR	5,800	6,988
	BP Capital Markets plc	1.373%	3/3/22	EUR	2,700	3,194
	BP Capital Markets plc	1.526%	9/26/22	EUR	11,100	13,220
	BP Capital Markets plc	1.177%	8/12/23	GBP	3,100	3,984
	BP Capital Markets plc	0.830%	9/19/24	EUR	8,000	9,183
	BP Capital Markets plc	2.030%	2/14/25	GBP	300	393
	BP Capital Markets plc	1.953%	3/3/25	EUR	7,200	8,745
	BP Capital Markets plc	1.077%	6/26/25	EUR	4,300	4,952
	BP Capital Markets plc	2.972%	2/27/26	EUR	4,100	5,277
	BP Capital Markets plc	2.213%	9/25/26	EUR	13,000	15,971
	BP Capital Markets plc	1.573%	2/16/27	EUR	5,000	5,868
	BP Capital Markets plc	1.637%	6/26/29	EUR	2,729	3,163
	BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,670
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	487
	British Land Co. plc	2.375%	9/14/29	GBP	1,400	1,755
	British Telecommunications plc	0.625%	3/10/21	EUR	6,000	6,901
	British Telecommunications plc	1.125%	3/10/23	EUR	6,600	7,601
	British Telecommunications plc	1.000%	11/21/24	EUR	100	112
	British Telecommunications plc	1.750%	3/10/26	EUR	19,420	22,307
	British Telecommunications plc	1.500%	6/23/27	EUR	700	775
	British Telecommunications plc	5.750%	12/7/28	GBP	4,030	6,482
	British Telecommunications plc	3.125%	11/21/31	GBP	200	257
	British Telecommunications plc	6.375%	6/23/37	GBP	1,500	2,654

	BUPA Finance plc	3.375%	6/17/21	GBP	7,400	10,072
	BUPA Finance plc	2.000%	4/5/24	GBP	11,000	14,261
	Cadent Finance plc	1.125%	9/22/21	GBP	3,700	4,799
	Cadent Finance plc	0.625%	9/22/24	EUR	17,320	19,359
	Cadent Finance plc	2.125%	9/22/28	GBP	10,508	13,204
	Cadent Finance plc	2.625%	9/22/38	GBP	100	122
	Cadent Finance plc	3.125%	3/21/40	GBP	200	261
	Cadent Finance plc	2.750%	9/22/46	GBP	950	1,139
	Centrica plc	6.375%	3/10/22	GBP	1,050	1,571
	Centrica plc	4.375%	3/13/29	GBP	4,800	7,059
	Centrica plc	7.000%	9/19/33	GBP	2,100	3,924
	Centrica plc	4.250%	9/12/44	GBP	5,450	7,876
1	Centrica plc	3.000%	4/10/76	EUR	100	114
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,650	5,635
	Close Brothers Finance plc	3.875%	6/27/21	GBP	3,000	4,097
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	7,000	8,433
	CNH Industrial Finance Europe SA	1.750%	9/12/25	EUR	9,000	10,140
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	1,400	1,578
	Coca-Cola European Partners plc	0.750%	2/24/22	EUR	6,000	6,946
	Coca-Cola European Partners plc	1.125%	5/26/24	EUR	5,800	6,763
	Coca-Cola European Partners plc	2.375%	5/7/25	EUR	3,000	3,700
	Coca-Cola European Partners plc	1.750%	5/26/28	EUR	5,200	6,103
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	700	1,195
	Compass Group International BV	0.625%	7/3/24	EUR	1,700	1,943
	Compass Group plc	2.000%	9/5/25	GBP	400	528
	Compass Group plc	2.000%	7/3/29	GBP	1,600	2,055
	Coventry Building Society	1.000%	5/5/20	GBP	2,000	2,602
	Coventry Building Society	2.500%	11/18/20	EUR	6,546	7,747
	Coventry Building Society	5.875%	9/28/22	GBP	15,868	23,542
	CPUK Finance Ltd.	3.588%	8/28/25	GBP	3,000	4,119
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	4,285
	Crh Finance UK plc	4.125%	12/2/29	GBP	4,200	6,107
1	CYBG plc	3.125%	6/22/25	GBP	5,000	6,117
1	CYBG plc	5.000%	2/9/26	GBP	800	1,030
	Diageo Finance plc	0.000%	11/17/20	EUR	700	801
	Diageo Finance plc	0.500%	6/19/24	EUR	854	974
	Diageo Finance plc	1.750%	9/23/24	EUR	200	242
	DS Smith plc	2.250%	9/16/22	EUR	100	118
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	828
14	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	862
	Dwr Cymru Financing Ltd.	2.500%	3/31/36	GBP	600	779
	East Finance plc	5.486%	6/15/42	GBP	2,897	5,177
	Eastern Power Networks plc	4.750%	9/30/21	GBP	2,400	3,399
	Eastern Power Networks plc	5.750%	3/8/24	GBP	3,000	4,592
	Eastern Power Networks plc	6.250%	11/12/36	GBP	200	374
	easyJet plc	1.750%	2/9/23	EUR	800	933
	Electricity North West Ltd.	8.875%	3/25/26	GBP	2,000	3,711
	ELM BV for RELX Finance	2.500%	9/24/20	EUR	1,000	1,188
	EMH Treasury plc	4.500%	1/29/44	GBP	394	621
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,448
	Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,125
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	796
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	2,987
	Eversholt Funding plc	3.529%	8/7/42	GBP	1,400	1,757
	Experian Finance plc	4.750%	2/4/20	EUR	4,000	4,792
	Experian Finance plc	3.500%	10/15/21	GBP	6,815	9,348
	Experian Finance plc	1.375%	6/25/26	EUR	400	458

	FCE Bank plc	1.114%	5/13/20	EUR	16,199	18,505
	FCE Bank plc	1.528%	11/9/20	EUR	3,200	3,671
	FCE Bank plc	3.250%	11/19/20	GBP	1,300	1,714
	FCE Bank plc	1.875%	6/24/21	EUR	5,000	5,688
	FCE Bank plc	0.869%	9/13/21	EUR	1,000	1,105
	FCE Bank plc	1.134%	2/10/22	EUR	1,430	1,577
	FCE Bank plc	2.727%	6/3/22	GBP	700	898
	FCE Bank plc	1.615%	5/11/23	EUR	400	435
	Fidelity International Ltd.	7.125%	2/13/24	GBP	2,000	3,065
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,157	1,302
	Firstgroup plc	8.750%	4/8/21	GBP	5,000	7,353
	Firstgroup plc	5.250%	11/29/22	GBP	15,714	21,918
	Firstgroup plc	6.875%	9/18/24	GBP	2,660	4,024
	Friends Life Holdings plc	8.250%	4/21/22	GBP	3,000	4,642
	G4S International Finance plc	1.500%	1/9/23	EUR	1,700	1,945
	G4S International Finance plc	1.500%	6/2/24	EUR	11,900	13,339
	G4S International Finance plc	1.875%	5/24/25	EUR	23,400	26,374
1	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,493
1	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	5,950	9,592
1	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	500	878
	Gatwick Funding Ltd.	3.125%	9/28/39	GBP	4,100	5,256
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	300	386
1	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	1,200	1,374
	Genfinance II plc	6.064%	12/21/39	GBP	4,400	8,101
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	350	416
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,368
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	15,000	17,527
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	114
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,900	5,637
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	10,400	12,355
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	7,339	12,674
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	1,145	2,290
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	355	646
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	600	975
	Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	1,000	1,409
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	1,800	2,022
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	500	559
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	3,000	4,912
	Great Rolling Stock Co. Ltd.	6.250%	7/27/20	GBP	5,200	7,254
	Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	778	1,275
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,482
	Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	2,466	3,316
	Hammerson plc	2.000%	7/1/22	EUR	7,200	8,341
	Hammerson plc	3.500%	10/27/25	GBP	300	390
	Hammerson plc	6.000%	2/23/26	GBP	4,000	5,972
	Hammerson plc	7.250%	4/21/28	GBP	10,700	17,523
1	HBOS plc	4.500%	3/18/30	EUR	3,500	4,282
	Heathrow Funding Ltd.	6.000%	3/20/20	GBP	10,000	13,733
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,261
	Heathrow Funding Ltd.	7.125%	2/14/24	GBP	10,320	16,302
1	Heathrow Funding Ltd.	1.875%	5/23/24	EUR	300	358
	Heathrow Funding Ltd.	3.400%	3/8/28	CAD	7,000	5,217
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	3,050	5,579
1	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	10,000	11,173
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	1,200	1,361
	Heathrow Funding Ltd.	5.875%	5/13/41	GBP	12,700	23,496
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	500	816

	Heathrow Funding Ltd.	2.750%	8/9/49	GBP	850	1,007
	Hiscox Ltd.	2.000%	12/14/22	GBP	700	898
1	Hiscox Ltd.	6.125%	11/24/45	GBP	1,000	1,386
1	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	404
1	HSBC Bank Capital Funding Sterling 2 LP	5.862%	4/29/49	GBP	1,000	1,353
	HSBC Bank plc	4.000%	1/15/21	EUR	9,500	11,677
	HSBC Bank plc	6.500%	7/7/23	GBP	5,000	7,718
1	HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,500
	HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,163
	HSBC Bank plc	6.250%	1/30/41	GBP	66	118
	HSBC Bank plc	4.750%	3/24/46	GBP	100	151
	HSBC Holdings plc	1.500%	3/15/22	EUR	21,200	24,879
1	HSBC Holdings plc	2.175%	6/27/23	GBP	14,100	18,339
	HSBC Holdings plc	3.196%	12/5/23	CAD	9,790	7,441
	HSBC Holdings plc	0.875%	9/6/24	EUR	20,600	23,203
	HSBC Holdings plc	3.000%	6/30/25	EUR	26,200	32,174
1	HSBC Holdings plc	2.256%	11/13/26	GBP	6,000	7,605
	HSBC Holdings plc	2.625%	8/16/28	GBP	20,125	25,830
	HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,568
	HSBC Holdings plc	7.000%	4/7/38	GBP	1,000	1,829
	HSBC Holdings plc	6.000%	3/29/40	GBP	14,250	23,689
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	467
	Imperial Brands Finance plc	9.000%	2/17/22	GBP	12,400	19,358
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	500	620
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	7,050	10,198
	InterContinental Hotels Group plc	3.875%	11/28/22	GBP	3,500	4,869
	Intu Metrocentre Finance plc	4.125%	12/6/23	GBP	2,000	2,559
1	Intu SGS Finance plc	3.875%	3/17/28	GBP	1,500	1,903
1	Intu SGS Finance plc	4.625%	3/17/33	GBP	2,000	2,533
	Investec Bank plc	9.625%	2/17/22	GBP	1,000	1,532
	Investec plc	4.500%	5/5/22	GBP	4,000	5,491
	ITV plc	2.125%	9/21/22	EUR	100	117
	Kennedy Wilson Europe Real Estate Ltd.	3.950%	6/30/22	GBP	2,000	2,623
	Land Securities Capital Markets plc	1.974%	2/8/24	GBP	1,000	1,315
	Land Securities Capital Markets plc	2.375%	3/29/27	GBP	800	1,060
	Land Securities Capital Markets plc	2.625%	9/22/37	GBP	3,000	3,860
	Land Securities Capital Markets plc	2.750%	9/22/57	GBP	1,300	1,631
	Leeds Building Society	0.125%	4/21/20	EUR	900	1,032
	Leeds Building Society	2.625%	4/1/21	EUR	22,000	25,911
	Leeds Building Society	1.375%	5/5/22	EUR	22,195	25,231
	Leeds Building Society	0.500%	7/3/24	EUR	500	572
1	Leeds Building Society	3.750%	4/25/29	GBP	500	586
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,000	5,325
1	Legal & General Group plc	10.000%	7/23/41	GBP	3,200	4,950
1	Legal & General Group plc	5.375%	10/27/45	GBP	5,400	7,557
1	Legal & General Group plc	5.125%	11/14/48	GBP	1,000	1,361
1	Legal & General Group plc	5.500%	6/27/64	GBP	2,400	3,234
	Lendlease Europe Finance plc	6.125%	10/12/21	GBP	21,000	29,963
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,005
1	Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	839
	Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	2,430
	Lloyds Bank plc	0.625%	4/20/20	EUR	5,000	5,759
	Lloyds Bank plc	0.625%	9/14/22	EUR	8,780	10,189
	Lloyds Bank plc	7.500%	4/15/24	GBP	1,170	1,922
	Lloyds Bank plc	7.625%	4/22/25	GBP	8,190	13,569
1	Lloyds Bank plc	5.750%	7/9/25	GBP	3,650	4,998
	Lloyds Bank plc	6.500%	9/17/40	GBP	2,050	4,125

	Lloyds Banking Group plc	0.750%	11/9/21	EUR	800	918
	Lloyds Banking Group plc	0.482%	12/14/23	JPY	1,400,000	12,372
1	Lloyds Banking Group plc	0.625%	1/15/24	EUR	2,800	3,095
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	9,400	6,807
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	3,460	2,499
	London & Quadrant Housing Trust Ltd.	2.625%	5/5/26	GBP	4,000	5,327
	London & Quadrant Housing Trust Ltd.	4.625%	12/5/33	GBP	500	790
	London & Quadrant Housing Trust Ltd.	5.500%	1/27/40	GBP	400	710
	London & Quadrant Housing Trust Ltd.	3.125%	2/28/53	GBP	600	764
	London & Quadrant Housing Trust Ltd.	2.750%	7/20/57	GBP	2,000	2,301
	London Power Networks plc	5.125%	3/31/23	GBP	3,000	4,450
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,186
	Marks & Spencer plc	3.000%	12/8/23	GBP	1,400	1,814
	Marks & Spencer plc	4.750%	6/12/25	GBP	4,610	6,339
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	800	996
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	385	568
1	Mitchells & Butlers Finance plc	6.013%	12/15/30	GBP	2,644	3,908
	Mondi Finance plc	1.500%	4/15/24	EUR	11,550	13,437
	Motability Operations Group plc	5.375%	6/28/22	GBP	1,000	1,480
	Motability Operations Group plc	1.625%	6/9/23	EUR	500	599
	Motability Operations Group plc	0.875%	3/14/25	EUR	7,816	8,928
	Motability Operations Group plc	4.375%	2/8/27	GBP	7,600	11,602
	Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,495
	Motability Operations Group plc	2.375%	3/14/32	GBP	800	1,035
	Motability Operations Group plc	3.625%	3/10/36	GBP	400	594
	Myriad Capital plc	4.750%	12/20/43	GBP	500	825
	National Express Group plc	2.500%	11/11/23	GBP	5,000	6,469
	National Grid plc	4.375%	3/10/20	EUR	1,000	1,197
	Nationwide Building Society	6.750%	7/22/20	EUR	5,500	6,821
	Nationwide Building Society	2.250%	4/29/22	GBP	1,500	1,999
	Nationwide Building Society	0.750%	10/26/22	EUR	6,000	7,001
	Nationwide Building Society	3.000%	5/6/26	GBP	17,980	24,639
1	Nationwide Building Society	2.000%	7/25/29	EUR	10,750	11,707
	Natwest Markets plc	5.500%	3/23/20	EUR	2,000	2,419
	Next plc	5.375%	10/26/21	GBP	4,000	5,686
	Next plc	3.625%	5/18/28	GBP	7,000	9,165
1	NGG Finance plc	4.250%	6/18/76	EUR	1,600	1,896
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	467
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	3,800	6,226
	Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,674
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,533	2,613
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	4,900	6,029
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	400	514
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	750	1,280
	Notting Hill Housing Trust	3.750%	12/20/32	GBP	5,399	7,597
	Notting Hill Housing Trust	5.250%	7/7/42	GBP	1,500	2,543
	Notting Hill Housing Trust	3.250%	10/12/48	GBP	250	317
	Notting Hill Housing Trust	4.375%	2/20/54	GBP	5,000	7,861
	Orbit Capital plc	3.500%	3/24/45	GBP	1,967	2,677
	Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	252
	Peabody Capital plc	5.250%	3/17/43	GBP	7,650	13,391
	Pearson Funding Five plc	1.375%	5/6/25	EUR	100	113
	Penarian Housing Finance plc	3.212%	6/7/52	GBP	200	256
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	6,800	10,323
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	5,300	6,853
	Phoenix Group Holdings	4.125%	7/20/22	GBP	5,025	6,669
	Phoenix Group Holdings	6.625%	12/18/25	GBP	5,000	6,850

	Phoenix Group Holdings	4.375%	1/24/29	EUR	700	720
	Places For People Treasury plc	2.875%	8/17/26	GBP	10,300	13,174
	Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,500	2,116
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	5,007
	Principality Building Society	2.375%	11/23/23	GBP	1,000	1,277
	Prudential plc	5.875%	5/11/29	GBP	1,111	1,919
	Prudential plc	6.125%	12/19/31	GBP	9,000	15,236
1	Prudential plc	11.375%	5/29/39	GBP	200	270
1	Prudential plc	5.700%	12/19/63	GBP	4,000	6,046
	Quadgas Finance plc	3.375%	9/17/29	GBP	900	1,173
	RAC Bond Co. plc	4.565%	5/6/23	GBP	400	517
	RAC Bond Co. plc	4.870%	5/6/26	GBP	3,000	3,734
	RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,299
1	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	1,100	1,596
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	7,500	10,936
	Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,791
	Rolls-Royce plc	0.875%	5/9/24	EUR	11,900	13,369
	Rolls-Royce plc	3.375%	6/18/26	GBP	2,500	3,453
	Rolls-Royce plc	1.625%	5/9/28	EUR	700	788
1	Royal Bank of Scotland Group plc	2.000%	3/8/23	EUR	1,000	1,161
	Royal Bank of Scotland Group plc	2.500%	3/22/23	EUR	15,700	18,613
1	Royal Bank of Scotland Group plc	1.750%	3/2/26	EUR	15,000	16,805
1	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	4,200	5,360
1	RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,797
	RSL Finance No 1 plc	6.625%	3/31/38	GBP	1,020	1,837
	Sanctuary Capital plc	5.000%	4/26/47	GBP	4,112	7,284
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	11,105	12,503
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	375	504
	Santander UK plc	1.875%	2/17/20	GBP	7,600	9,993
	Santander UK plc	2.625%	7/16/20	EUR	5,350	6,330
	Santander UK plc	1.125%	1/14/22	EUR	11,000	12,743
	Santander UK plc	0.500%	1/10/25	EUR	8,100	9,256
	Santander UK plc	1.125%	3/10/25	EUR	11,100	12,625
	Santander UK plc	3.875%	10/15/29	GBP	5,200	7,640
	Saxon Weald Capital plc	5.375%	6/6/42	GBP	596	1,013
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	5,200	7,144
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,613
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,500	3,617
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,900	4,763
	Segro plc	5.625%	12/7/20	GBP	1,300	1,819
	Segro plc	2.875%	10/11/37	GBP	300	370
	Severn Trent Utilities Finance plc	1.125%	9/7/21	GBP	1,700	2,202
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,517
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,300	1,693
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,240	3,720
	Skipton Building Society	1.750%	6/30/22	GBP	1,630	2,061
	Sky Ltd.	2.875%	11/24/20	GBP	8,950	12,014
	Sky Ltd.	1.500%	9/15/21	EUR	7,037	8,258
	Sky Ltd.	1.875%	11/24/23	EUR	5,500	6,581
	Sky Ltd.	2.250%	11/17/25	EUR	500	607
	Sky Ltd.	2.500%	9/15/26	EUR	21,500	26,338
	Sky Ltd.	4.000%	11/26/29	GBP	4,800	7,115
	Smiths Group plc	2.000%	2/23/27	EUR	10,800	12,230
	Society of Lloyd’s	4.750%	10/30/24	GBP	1,500	2,102
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,550	4,263
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	2,850	5,144
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	342

	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	400	620
15	Southern Gas Networks plc	4.875%	12/21/20	GBP	5,000	6,956
	Southern Gas Networks plc	6.375%	5/15/40	GBP	420	817
	Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	7,850	11,020
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,232
16	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	200	355
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	100	201
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	488
	SPD Finance UK plc	5.875%	7/17/26	GBP	1,300	2,096
	SSE plc	2.000%	6/17/20	EUR	7,200	8,416
	SSE plc	4.250%	9/14/21	GBP	1,500	2,092
	SSE plc	2.375%	2/10/22	EUR	100	120
	SSE plc	5.875%	9/22/22	GBP	400	597
	SSE plc	0.875%	9/6/25	EUR	1,100	1,221
	SSE plc	8.375%	11/20/28	GBP	1,150	2,212
	SSE plc	6.250%	8/27/38	GBP	2,600	4,819
1	SSE plc	3.875%	12/29/49	GBP	5,500	7,201
	Stagecoach Group plc	4.000%	9/29/25	GBP	300	403
1	Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,328
	Standard Chartered plc	1.625%	6/13/21	EUR	15,076	17,729
	Standard Chartered plc	3.625%	11/23/22	EUR	1,900	2,321
1	Standard Chartered plc	0.750%	10/3/23	EUR	5,000	5,608
	Standard Chartered plc	3.125%	11/19/24	EUR	500	591
1	Standard Chartered plc	4.000%	10/21/25	EUR	4,000	4,778
1	Standard Chartered plc	1.625%	10/3/27	EUR	700	789
1	Standard Life Aberdeen plc	5.500%	12/4/42	GBP	4,000	5,765
	Sunderlan SHG Finance plc	6.380%	3/31/42	GBP	267	476
	Swan Housing Capital plc	3.625%	3/5/48	GBP	2,364	3,194
	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	1,300	1,765
	Thames Water Utilities Cayman Finance Ltd.	2.875%	12/12/24	CAD	1,175	876
	Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	8,000	11,407
	Thames Water Utilities Cayman Finance Ltd.	3.500%	2/25/28	GBP	1,300	1,787
1	Thames Water Utilities Cayman Finance Ltd.	5.750%	9/13/30	GBP	500	715
	Thames Water Utilities Cayman Finance Ltd.	2.625%	1/24/32	GBP	7,000	8,655
	Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	1,795	2,668
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	3,675	6,354
	Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	1,645	2,588
	Thames Water Utilities Cayman Finance Ltd.	7.738%	4/9/58	GBP	100	239
	THFC Funding No. 3 plc	5.200%	10/11/43	GBP	4,900	8,477
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	685
	TP ICAP plc	5.250%	1/26/24	GBP	1,020	1,264
1	TSB Banking Group plc	5.750%	5/6/26	GBP	2,700	3,519
	Unilever NV	1.750%	8/5/20	EUR	2,300	2,701
	Unilever NV	0.500%	2/3/22	EUR	200	232
	Unilever NV	1.000%	6/3/23	EUR	100	118
	UNITE USAF II plc	3.921%	6/30/25	GBP	3,896	5,606
1	UNITE USAF II plc	3.374%	6/30/28	GBP	1,000	1,390
	United Utilities Water Finance plc	2.000%	2/14/25	GBP	2,900	3,763
	United Utilities Water Ltd.	5.750%	3/25/22	GBP	3,750	5,545
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	6,810	11,223
	University of Cambridge	3.750%	10/17/52	GBP	900	1,556
	University of Liverpool	3.375%	6/25/55	GBP	300	463
	University of Oxford	2.544%	12/8/17	GBP	7,000	8,711
	University of Southampton	2.250%	4/11/57	GBP	100	117
1	Virgin Money Holdings UK plc	3.375%	4/24/26	GBP	8,166	10,064
	Vodafone Group plc	0.875%	11/17/20	EUR	10,900	12,636
	Vodafone Group plc	1.250%	8/25/21	EUR	9,000	10,523

	Vodafone Group plc	4.650%	1/20/22	EUR	100	128
	Vodafone Group plc	1.750%	8/25/23	EUR	13,700	16,308
	Vodafone Group plc	0.500%	1/30/24	EUR	100	112
	Vodafone Group plc	1.875%	9/11/25	EUR	10,400	12,251
	Vodafone Group plc	1.125%	11/20/25	EUR	1,000	1,122
	Vodafone Group plc	5.625%	12/4/25	GBP	3,400	5,381
	Vodafone Group plc	2.200%	8/25/26	EUR	300	359
	Vodafone Group plc	1.500%	7/24/27	EUR	2,200	2,482
	Vodafone Group plc	4.200%	12/13/27	AUD	8,000	5,903
	Vodafone Group plc	1.875%	11/20/29	EUR	10,000	11,250
	Vodafone Group plc	1.600%	7/29/31	EUR	6,300	6,703
	Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,732
	Vodafone Group plc	2.875%	11/20/37	EUR	200	225
	Vodafone Group plc	3.375%	8/8/49	GBP	400	474
	Vodafone Group plc	3.000%	8/12/56	GBP	5,800	6,308
1	Vodafone Group plc	4.200%	10/3/78	EUR	3,400	3,653
1	Vodafone Group plc	4.875%	10/3/78	GBP	2,300	2,890
1	Vodafone Group plc	3.100%	1/3/79	EUR	800	871
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	5,000	8,528
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	600	798
	Wellcome Trust Finance plc	4.750%	5/28/21	GBP	500	707
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,200	4,121
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	4,300	5,370
	Wessex Water Services Finance plc	4.000%	9/24/21	GBP	1,000	1,391
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	800	1,294
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	3,688
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	850	1,538
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	1,750	3,163
	Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	3,700	5,258
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	5,600	9,527
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	3,500	5,316
	WHG Treasury plc	4.250%	10/6/45	GBP	4,000	6,128
	Wm Morrison Supermarkets plc	2.250%	6/19/20	EUR	600	706
	Wm Morrison Supermarkets plc	4.625%	12/8/23	GBP	800	1,162
	Wm Morrison Supermarkets plc	3.500%	7/27/26	GBP	1,350	1,861
	Wm Morrison Supermarkets plc	4.750%	7/4/29	GBP	5,550	8,308
	Wods Transmission PLC	3.446%	8/24/34	GBP	584	824
	WPP Finance 2013	3.000%	11/20/23	EUR	9,000	11,129
	WPP Finance 2013	2.875%	9/14/46	GBP	500	517
	WPP Finance 2016	1.375%	3/20/25	EUR	8,200	9,155
	WPP Finance SA	6.375%	11/6/20	GBP	3,200	4,529
	WPP Finance SA	2.250%	9/22/26	EUR	300	347
	Yorkshire Building Society	1.250%	3/17/22	EUR	21,403	24,538
	Yorkshire Building Society	0.875%	3/20/23	EUR	200	223
	Yorkshire Building Society	3.500%	4/21/26	GBP	1,100	1,484
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	200	366
	Yorkshire Water Services Finance Ltd.	3.625%	8/1/29	GBP	6,400	9,189
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	300	532
	Yorkshire Water Services Finance Ltd.	6.375%	8/19/39	GBP	400	792
1	Yorkshire Water Services Finance Ltd.	3.750%	3/22/46	GBP	1,000	1,349
						2,469,838
Sovereign Bonds (4.7%)
1,13	Affordable Housing Finance plc	2.893%	8/11/45	GBP	2,673	3,985
13	LCR Finance plc	4.500%	12/7/28	GBP	15,500	25,668
13	LCR Finance plc	4.500%	12/7/38	GBP	1,600	2,992
13	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,727
13	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	501

13	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	276
13	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	2,732
13	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	7,661
13	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	8,900	15,010
13	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	4,200	7,779
	Transport for London	2.250%	8/9/22	GBP	900	1,211
	Transport for London	2.125%	4/24/25	GBP	5,000	6,708
	Transport for London	3.875%	7/23/42	GBP	2,400	3,830
	Transport for London	3.625%	5/15/45	GBP	4,900	7,577
	Transport for London	4.000%	4/7/64	GBP	1,200	2,160
	United Kingdom	2.000%	7/22/20	GBP	138,300	184,660
	United Kingdom	3.750%	9/7/20	GBP	28,500	39,139
	United Kingdom	1.500%	1/22/21	GBP	93,000	123,690
	United Kingdom	8.000%	6/7/21	GBP	26,000	39,839
	United Kingdom	3.750%	9/7/21	GBP	53,100	74,954
	United Kingdom	0.500%	7/22/22	GBP	152,485	197,915
	United Kingdom	0.750%	7/22/23	GBP	227,150	296,231
	United Kingdom	2.750%	9/7/24	GBP	86,580	124,768
	United Kingdom	5.000%	3/7/25	GBP	141,707	230,235
	United Kingdom	1.500%	7/22/26	GBP	24,400	33,062
	United Kingdom	1.250%	7/22/27	GBP	214,500	284,045
	United Kingdom	4.250%	12/7/27	GBP	122,000	201,967
	United Kingdom	1.625%	10/22/28	GBP	107,800	146,549
	United Kingdom	4.750%	12/7/30	GBP	14,410	25,953
	United Kingdom	4.250%	6/7/32	GBP	102,541	180,268
	United Kingdom	4.500%	9/7/34	GBP	104,225	192,709
	United Kingdom	4.250%	3/7/36	GBP	137,000	251,103
	United Kingdom	1.750%	9/7/37	GBP	193,300	257,678
	United Kingdom	4.750%	12/7/38	GBP	6,708	13,446
	United Kingdom	4.250%	9/7/39	GBP	95,796	182,374
	United Kingdom	4.250%	12/7/40	GBP	54,445	104,893
	United Kingdom	4.500%	12/7/42	GBP	34,100	69,226
	United Kingdom	3.250%	1/22/44	GBP	190,900	327,308
	United Kingdom	3.500%	1/22/45	GBP	93,920	168,647
	United Kingdom	4.250%	12/7/46	GBP	65,600	133,829
	United Kingdom	1.500%	7/22/47	GBP	194,800	242,857
	United Kingdom	4.250%	12/7/49	GBP	72,600	153,084
	United Kingdom	3.750%	7/22/52	GBP	93,100	187,028
	United Kingdom	4.250%	12/7/55	GBP	89,100	200,503
	United Kingdom	1.750%	7/22/57	GBP	92,450	125,153
	United Kingdom	4.000%	1/22/60	GBP	68,800	153,968
	United Kingdom	2.500%	7/22/65	GBP	69,000	116,270
	United Kingdom	3.500%	7/22/68	GBP	48,464	103,810
	United Kingdom	1.625%	10/22/71	GBP	105,659	140,067
	Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,575
	Urenco Finance NV	2.375%	12/2/24	EUR	4,000	4,902
						5,406,522
Total United Kingdom (Cost $8,438,777)						8,359,776
United States (2.9%)
Corporate Bonds (2.9%)
	3M Co.	1.875%	11/15/21	EUR	400	480
	3M Co.	0.375%	2/15/22	EUR	17,000	19,558
	3M Co.	0.950%	5/15/23	EUR	2,000	2,349
	3M Co.	1.500%	11/9/26	EUR	300	360
	3M Co.	1.750%	5/15/30	EUR	1,617	1,946
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	17,000	19,678

AbbVie Inc.	1.375%	5/17/24	EUR	12,000	14,035
AbbVie Inc.	2.125%	11/17/28	EUR	6,900	8,194
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,905
Albemarle Corp.	1.875%	12/8/21	EUR	100	119
Allergan Funding SCS	0.500%	6/1/21	EUR	4,800	5,472
Allergan Funding SCS	1.500%	11/15/23	EUR	1,200	1,388
Allergan Funding SCS	1.250%	6/1/24	EUR	10,000	11,253
Allergan Funding SCS	2.625%	11/15/28	EUR	2,000	2,338
Allergan Funding SCS	2.125%	6/1/29	EUR	8,400	9,228
American Express Credit Corp.	0.625%	11/22/21	EUR	26,702	30,826
American International Group Inc.	5.000%	4/26/23	GBP	3,400	4,928
American International Group Inc.	1.500%	6/8/23	EUR	500	582
American International Group Inc.	1.875%	6/21/27	EUR	5,300	6,016
American Tower Corp.	1.375%	4/4/25	EUR	8,500	9,603
American Tower Corp.	1.950%	5/22/26	EUR	9,700	11,213
Amgen Inc.	1.250%	2/25/22	EUR	18,360	21,450
Amgen Inc.	2.000%	2/25/26	EUR	2,600	3,120
Amgen Inc.	5.500%	12/7/26	GBP	4,400	7,005
Amgen Inc.	4.000%	9/13/29	GBP	4,500	6,519
Anheuser-Busch InBev Finance Inc.	3.375%	1/25/23	CAD	10,000	7,693
Anheuser-Busch InBev Finance Inc.	2.600%	5/15/24	CAD	6,000	4,419
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	3,000	2,126
Aon plc	2.875%	5/14/26	EUR	3,400	4,190
Apple Inc.	0.350%	6/10/20	JPY	1,350,000	12,448
Apple Inc.	3.700%	8/28/22	AUD	4,250	3,200
Apple Inc.	1.000%	11/10/22	EUR	13,550	16,037
Apple Inc.	1.375%	1/17/24	EUR	10,100	12,142
Apple Inc.	2.513%	8/19/24	CAD	24,220	18,190
Apple Inc.	0.875%	5/24/25	EUR	12,000	14,030
Apple Inc.	3.600%	6/10/26	AUD	1,190	891
Apple Inc.	1.625%	11/10/26	EUR	4,139	5,034
Apple Inc.	2.000%	9/17/27	EUR	7,080	8,847
Apple Inc.	1.375%	5/24/29	EUR	7,800	9,229
Apple Inc.	3.050%	7/31/29	GBP	15,500	21,828
Apple Inc.	0.750%	2/25/30	CHF	5,500	5,642
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	10,000	12,099
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	15,600	17,817
AT&T Inc.	3.825%	11/25/20	CAD	11,750	9,112
AT&T Inc.	1.875%	12/4/20	EUR	400	470
AT&T Inc.	2.650%	12/17/21	EUR	100	121
AT&T Inc.	1.450%	6/1/22	EUR	14,714	17,223
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,431
AT&T Inc.	2.750%	5/19/23	EUR	9,848	12,113
AT&T Inc.	1.050%	9/5/23	EUR	2,100	2,407
AT&T Inc.	1.300%	9/5/23	EUR	600	695
AT&T Inc.	2.400%	3/15/24	EUR	9,000	10,909
AT&T Inc.	1.375%	12/4/24	CHF	500	519
AT&T Inc.	4.000%	11/25/25	CAD	14,225	10,965
AT&T Inc.	3.500%	12/17/25	EUR	2,300	2,961
AT&T Inc.	1.800%	9/5/26	EUR	3,800	4,407
AT&T Inc.	2.900%	12/4/26	GBP	8,200	10,628
AT&T Inc.	2.350%	9/5/29	EUR	15,300	17,638
AT&T Inc.	4.375%	9/14/29	GBP	5,488	7,804
AT&T Inc.	2.600%	12/17/29	EUR	3,775	4,438
AT&T Inc.	3.550%	12/17/32	EUR	10,962	13,482
AT&T Inc.	5.200%	11/18/33	GBP	5,000	7,694
AT&T Inc.	3.375%	3/15/34	EUR	2,800	3,286

	AT&T Inc.	2.450%	3/15/35	EUR	100	104
	AT&T Inc.	3.150%	9/4/36	EUR	6,400	7,262
	AT&T Inc.	7.000%	4/30/40	GBP	5,150	9,671
	AT&T Inc.	4.250%	6/1/43	GBP	4,767	6,498
	AT&T Inc.	4.875%	6/1/44	GBP	2,450	3,649
	AT&T Inc.	4.850%	5/25/47	CAD	3,930	2,864
	AT&T Inc.	5.100%	11/25/48	CAD	3,000	2,261
	Bank of America Corp.	4.250%	3/5/20	AUD	10,540	7,786
	Bank of America Corp.	2.500%	7/27/20	EUR	10,700	12,681
	Bank of America Corp.	1.375%	9/10/21	EUR	10,000	11,782
	Bank of America Corp.	6.125%	9/15/21	GBP	7,400	10,756
	Bank of America Corp.	5.500%	11/22/21	GBP	1,800	2,572
1	Bank of America Corp.	0.736%	2/7/22	EUR	100	115
	Bank of America Corp.	1.625%	9/14/22	EUR	5,000	5,942
1	Bank of America Corp.	2.604%	3/15/23	CAD	4,850	3,654
	Bank of America Corp.	0.750%	7/26/23	EUR	15,000	17,182
1	Bank of America Corp.	3.301%	4/24/24	CAD	2,225	1,706
	Bank of America Corp.	2.375%	6/19/24	EUR	5,000	6,164
1	Bank of America Corp.	1.379%	2/7/25	EUR	100	116
	Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,511
	Bank of America Corp.	2.300%	7/25/25	GBP	1,000	1,303
1	Bank of America Corp.	3.407%	9/20/25	CAD	2,040	1,562
	Bank of America Corp.	4.250%	12/10/26	GBP	2,900	4,275
1	Bank of America Corp.	1.776%	5/4/27	EUR	2,100	2,460
	Baxter International Inc.	1.300%	5/30/25	EUR	7,055	8,189
	Becton Dickinson & Co.	1.000%	12/15/22	EUR	7,830	9,001
	Becton Dickinson & Co.	1.900%	12/15/26	EUR	11,818	13,636
	Berkshire Hathaway Inc.	0.500%	3/13/20	EUR	8,100	9,320
	Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,160
	Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,400	5,191
	Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,832	8,926
	Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	10,300	12,678
	Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	9,000	10,200
	BlackRock Inc.	1.250%	5/6/25	EUR	6,550	7,676
	Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	117
	Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	889	963
	Booking Holdings Inc.	0.800%	3/10/22	EUR	9,398	10,856
	Booking Holdings Inc.	2.375%	9/23/24	EUR	4,000	4,878
	Booking Holdings Inc.	1.800%	3/3/27	EUR	10,138	11,763
	BorgWarner Inc.	1.800%	11/7/22	EUR	100	117
	Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,867
	Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	4,428
	Brookfield Property Finance ULC	4.346%	7/3/23	CAD	2,000	1,542
	Brown-Forman Corp.	1.200%	7/7/26	EUR	2,260	2,620
	Brown-Forman Corp.	2.600%	7/7/28	GBP	9,320	12,414
	Bunge Finance Europe BV	1.850%	6/16/23	EUR	16,570	19,098
	Cargill Inc.	2.500%	2/15/23	EUR	10,400	12,873
	Carnival Corp.	1.625%	2/22/21	EUR	9,000	10,560
	Carnival Corp.	1.875%	11/7/22	EUR	5,550	6,632
	Caterpillar International Finance DAC	0.750%	10/13/20	EUR	200	232
	Celanese US Holdings LLC	2.125%	3/1/27	EUR	7,400	8,366
	Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	20,389	23,481
	Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	18,774	21,628
	Citigroup Inc.	1.375%	10/27/21	EUR	10,000	11,774
	Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,847
	Citigroup Inc.	0.750%	10/26/23	EUR	500	568
	Citigroup Inc.	2.750%	1/24/24	GBP	11,500	15,274

Citigroup Inc.	2.375%	5/22/24	EUR	5,000	6,124
Citigroup Inc.	1.750%	1/28/25	EUR	600	709
Citigroup Inc.	2.400%	10/31/25	JPY	660,000	6,823
Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,498
Citigroup Inc.	1.625%	3/21/28	EUR	10,000	11,423
Citigroup Inc.	1.500%	10/26/28	EUR	1,000	1,125
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,470
Citigroup Inc.	6.800%	6/25/38	GBP	400	806
Citigroup Inc.	7.375%	9/1/39	GBP	600	1,284
Coca-Cola Co.	2.600%	6/9/20	AUD	1,000	728
Coca-Cola Co.	0.000%	3/9/21	EUR	3,750	4,293
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,185
Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,410
Coca-Cola Co.	0.500%	3/8/24	EUR	5,800	6,657
Coca-Cola Co.	3.250%	6/11/24	AUD	400	298
Coca-Cola Co.	1.875%	9/22/26	EUR	2,959	3,646
Coca-Cola Co.	1.125%	3/9/27	EUR	3,100	3,606
Coca-Cola Co.	1.625%	3/9/35	EUR	5,650	6,539
Coca-Cola Co.	1.100%	9/2/36	EUR	1,600	1,707
Comcast Corp.	5.500%	11/23/29	GBP	4,000	6,743
Corning Inc.	0.992%	8/10/27	JPY	1,700,000	15,694
DH Europe Finance SA	1.700%	1/4/22	EUR	26,000	30,971
Digital Euro Finco LLC	2.625%	4/15/24	EUR	100	120
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,430
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	2,792
Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,000	3,856
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,196
Discovery Communications LLC	2.500%	9/20/24	GBP	4,400	5,640
Discovery Communications LLC	1.900%	3/19/27	EUR	18,742	21,149
Dover Corp.	2.125%	12/1/20	EUR	1,300	1,538
Dover Corp.	1.250%	11/9/26	EUR	19,700	21,998
DXC Technology Co.	1.750%	1/15/26	EUR	9,900	10,766
Eastman Chemical Co.	1.500%	5/26/23	EUR	10,000	11,812
Eastman Chemical Co.	1.875%	11/23/26	EUR	5,700	6,731
Ecolab Inc.	1.000%	1/15/24	EUR	7,620	8,822
Eli Lilly & Co.	1.000%	6/2/22	EUR	13,800	16,190
Eli Lilly & Co.	2.125%	6/3/30	EUR	8,100	9,928
Emerson Electric Co.	1.250%	10/15/25	EUR	2,000	2,317
Emerson Electric Co.	2.000%	10/15/29	EUR	2,000	2,356
Expedia Group Inc.	2.500%	6/3/22	EUR	1,450	1,716
FedEx Corp.	0.500%	4/9/20	EUR	8,900	10,224
FedEx Corp.	1.000%	1/11/23	EUR	700	811
FedEx Corp.	1.625%	1/11/27	EUR	3,000	3,434
Fidelity National Information Services Inc.	0.400%	1/15/21	EUR	6,662	7,632
Fidelity National Information Services Inc.	1.700%	6/30/22	GBP	2,990	3,863
Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	10,909	12,452
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	4,207
Fluor Corp.	1.750%	3/21/23	EUR	7,450	8,802
Ford Credit Canada Co.	2.710%	2/23/22	CAD	7,980	5,742
Ford Credit Canada Co.	3.742%	5/8/23	CAD	9,935	7,178
Ford Credit Canada Ltd.	2.923%	9/16/20	CAD	1,445	1,084
Ford Credit Canada Ltd.	2.580%	5/10/21	CAD	5,000	3,672
Ford Credit Canada Ltd.	3.279%	7/2/21	CAD	2,800	2,081
Ford Motor Credit Co. LLC	3.588%	6/2/20	AUD	330	240
Ford Motor Credit Co. LLC	1.355%	2/7/25	EUR	600	614
Ford Motor Credit Co. LLC	1.355%	2/7/25	EUR	8,900	9,107
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	5,411	4,227

	GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,172
	GE Capital European Funding Unlimited Co.	4.350%	11/3/21	EUR	100	125
	GE Capital European Funding Unlimited Co.	2.625%	3/15/23	EUR	15,000	17,818
	GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	4,400	5,742
	GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,500	2,224
	GE Capital UK Funding Unlimited Co.	5.875%	11/4/20	GBP	3,830	5,295
	GE Capital UK Funding Unlimited Co.	4.125%	9/13/23	GBP	6,561	8,890
	GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,538	6,967
	GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,414	3,900
	General Electric Co.	6.250%	9/29/20	GBP	1,657	2,291
	General Electric Co.	5.500%	6/7/21	GBP	3,000	4,167
	General Electric Co.	0.375%	5/17/22	EUR	6,400	7,092
	General Electric Co.	0.875%	5/17/25	EUR	12,650	13,491
	General Electric Co.	1.875%	5/28/27	EUR	13,400	14,609
	General Electric Co.	1.500%	5/17/29	EUR	18,700	19,150
	General Electric Co.	4.125%	9/19/35	EUR	5,200	6,347
	General Electric Co.	2.125%	5/17/37	EUR	13,200	12,540
	General Electric Co.	4.875%	9/18/37	GBP	7,236	9,074
	General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,177
	General Mills Inc.	1.000%	4/27/23	EUR	7,000	8,108
	General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,283
	General Motors Financial Co. Inc.	0.955%	9/7/23	EUR	300	329
	General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	900	1,119
	General Motors Financial Co. Inc.	1.694%	3/26/25	EUR	10,056	11,001
	General Motors Financial of Canada Ltd.	2.600%	6/1/22	CAD	7,000	5,140
	Goldman Sachs Group Inc.	5.000%	8/21/19	AUD	16,500	12,141
	Goldman Sachs Group Inc.	0.550%	9/9/21	CHF	2,150	2,172
	Goldman Sachs Group Inc.	4.750%	10/12/21	EUR	1,100	1,376
	Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	6,500	9,265
	Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,900	12,771
	Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	23,800	29,643
1	Goldman Sachs Group Inc.	2.433%	4/26/23	CAD	10,200	7,574
	Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	20,266	24,095
	Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	2,800	3,212
	Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	9,139	10,885
	Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	11,040	12,433
1	Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	790	594
	Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	8,100	11,537
	Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	6,161
	Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	30,713	34,832
	Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	1,100	1,266
	Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	700	1,227
	Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	10,200	11,658
	Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	7,000	9,144
	Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	6,100	10,883
	Harman Finance International SCA	2.000%	5/27/22	EUR	8,500	10,109
	Honeywell International Inc.	0.650%	2/21/20	EUR	5,920	6,815
	Honeywell International Inc.	1.300%	2/22/23	EUR	3,300	3,910
	Honeywell International Inc.	2.250%	2/22/28	EUR	5,490	6,916
	Illinois Tool Works Inc.	1.750%	5/20/22	EUR	7,900	9,478
	Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,686
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	11,700	14,534
	Intel Corp.	4.000%	12/1/22	AUD	5,400	4,089
	International Business Machines Corp.	1.875%	11/6/20	EUR	500	591
	International Business Machines Corp.	2.750%	12/21/20	GBP	4,000	5,368
	International Business Machines Corp.	0.500%	9/7/21	EUR	10,000	11,537
	International Business Machines Corp.	2.625%	8/5/22	GBP	500	679

	International Business Machines Corp.	0.375%	1/31/23	EUR	4,600	5,250
	International Business Machines Corp.	0.875%	1/31/25	EUR	3,000	3,448
	International Business Machines Corp.	0.950%	5/23/25	EUR	18,400	21,121
	International Business Machines Corp.	2.875%	11/7/25	EUR	4,100	5,254
	International Business Machines Corp.	1.250%	1/29/27	EUR	2,100	2,422
	International Business Machines Corp.	1.500%	5/23/29	EUR	7,200	8,295
	International Business Machines Corp.	1.750%	1/31/31	EUR	5,100	5,887
	International Flavors & Fragrances Inc.	0.500%	9/25/21	EUR	1,800	2,065
	International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	7,130	8,419
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	6,000	6,929
	John Deere Canada Funding Inc.	1.850%	3/24/21	CAD	5,000	3,751
	John Deere Cash Management SA	0.500%	9/15/23	EUR	1,100	1,264
	Johnson & Johnson	0.250%	1/20/22	EUR	2,700	3,109
	Johnson & Johnson	0.650%	5/20/24	EUR	10,200	11,852
	Johnson & Johnson	1.150%	11/20/28	EUR	1,200	1,406
	Johnson & Johnson	1.650%	5/20/35	EUR	150	177
	Johnson Controls International plc	0.000%	12/4/20	EUR	3,300	3,753
	Johnson Controls International plc	1.375%	2/25/25	EUR	4,065	4,610
	JPMorgan Chase & Co.	1.875%	2/10/20	GBP	8,700	11,472
	JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,217
	JPMorgan Chase & Co.	3.190%	3/5/21	CAD	270	208
	JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	6,310
	JPMorgan Chase & Co.	2.750%	2/1/23	EUR	3,000	3,744
	JPMorgan Chase & Co.	0.500%	12/4/23	CHF	37,600	38,413
	JPMorgan Chase & Co.	1.500%	1/27/25	EUR	10,000	11,812
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,272
	JPMorgan Chase & Co.	1.500%	10/29/26	EUR	6,208	7,304
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	5,000	7,182
1	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	1,000	1,166
	JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,268
	Kellogg Co.	1.250%	3/10/25	EUR	5,100	5,859
	Kinder Morgan Inc.	1.500%	3/16/22	EUR	7,000	8,192
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	7,267	8,426
	Kraft Heinz Foods Co.	2.000%	6/30/23	EUR	5,000	5,950
	Kraft Heinz Foods Co.	1.500%	5/24/24	EUR	1,000	1,157
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	14,000	16,718
	LYB International Finance II BV	1.875%	3/2/22	EUR	15,500	18,189
	ManpowerGroup Inc.	1.875%	9/11/22	EUR	100	119
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	350	405
	MasterCard Inc.	1.100%	12/1/22	EUR	12,850	15,127
	MasterCard Inc.	2.100%	12/1/27	EUR	8,140	10,169
	McDonald’s Corp.	1.125%	5/26/22	EUR	200	234
	McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,819
	McDonald’s Corp.	1.000%	11/15/23	EUR	7,000	8,099
	McDonald’s Corp.	0.625%	1/29/24	EUR	12,600	14,257
	McDonald’s Corp.	2.375%	11/27/24	EUR	100	123
	McDonald’s Corp.	3.125%	3/4/25	CAD	10,000	7,593
	McDonald’s Corp.	1.875%	5/26/27	EUR	100	119
	McDonald’s Corp.	1.750%	5/3/28	EUR	16,100	18,803
	McDonald’s Corp.	2.625%	6/11/29	EUR	100	124
	McDonald’s Corp.	1.500%	11/28/29	EUR	1,300	1,463
	McDonald’s Corp.	4.125%	6/11/54	GBP	1,400	2,158
	McKesson Corp.	0.625%	8/17/21	EUR	4,250	4,888
	McKesson Corp.	1.500%	11/17/25	EUR	12,600	14,513
	McKesson Corp.	1.625%	10/30/26	EUR	100	115
	McKesson Corp.	3.125%	2/17/29	GBP	9,000	11,665
	Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	8,916

	Merck & Co. Inc.	0.500%	11/2/24	EUR	9,920	11,322
	Merck & Co. Inc.	1.875%	10/15/26	EUR	3,300	4,058
	Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	6,799
	Merck & Co. Inc.	1.375%	11/2/36	EUR	2,300	2,515
	MetLife Inc.	5.250%	6/29/20	GBP	3,200	4,403
	MetLife Inc.	5.375%	12/9/24	GBP	2,350	3,644
	Metropolitan Life Global Funding I	4.500%	4/16/19	AUD	3,900	2,844
	Metropolitan Life Global Funding I	1.125%	12/15/21	GBP	233	302
	Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	11,606
	Metropolitan Life Global Funding I	1.625%	6/9/22	GBP	3,000	3,922
	Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,135
	Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	2,150	2,919
	Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	600	736
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,000	741
	Microsoft Corp.	2.125%	12/6/21	EUR	2,100	2,538
	Microsoft Corp.	3.125%	12/6/28	EUR	11,200	15,415
	Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,427
	Mohawk Industries Inc.	2.000%	1/14/22	EUR	8,100	9,533
	Molson Coors Brewing Co.	1.250%	7/15/24	EUR	15,300	17,300
	Molson Coors International LP	2.750%	9/18/20	CAD	150	114
	Molson Coors International LP	2.840%	7/15/23	CAD	5,000	3,722
	Molson Coors International LP	3.440%	7/15/26	CAD	2,850	2,089
	Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,504
	Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	6,889
	Mondelez International Inc.	1.625%	3/8/27	EUR	11,865	13,722
	Mondelez International Inc.	2.375%	3/6/35	EUR	1,162	1,333
	Moody’s Corp.	1.750%	3/9/27	EUR	3,010	3,557
	Morgan Stanley	2.375%	3/31/21	EUR	11,200	13,409
	Morgan Stanley	3.125%	8/5/21	CAD	9,500	7,296
	Morgan Stanley	1.000%	12/2/22	EUR	19,290	22,328
	Morgan Stanley	1.875%	3/30/23	EUR	3,000	3,590
	Morgan Stanley	3.000%	2/7/24	CAD	9,990	7,528
	Morgan Stanley	1.750%	3/11/24	EUR	11,150	13,244
	Morgan Stanley	1.750%	1/30/25	EUR	12,300	14,494
1	Morgan Stanley	1.342%	10/23/26	EUR	500	566
	Morgan Stanley	1.375%	10/27/26	EUR	17,311	19,625
	Morgan Stanley	2.625%	3/9/27	GBP	8,838	11,483
	Morgan Stanley	1.875%	4/27/27	EUR	15,954	18,707
	Mylan NV	1.250%	11/23/20	EUR	12,000	13,847
	Mylan NV	3.125%	11/22/28	EUR	1,180	1,373
	Nasdaq Inc.	3.875%	6/7/21	EUR	1,000	1,234
	National Grid North America Inc.	0.750%	2/11/22	EUR	10,800	12,471
	National Grid North America Inc.	0.750%	8/8/23	EUR	500	571
	National Grid North America Inc.	1.000%	7/12/24	EUR	500	573
	New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,063
	Oracle Corp.	2.250%	1/10/21	EUR	575	686
	Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,319
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	4,500	5,181
	PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	167	184
	PepsiCo Inc.	1.750%	4/28/21	EUR	3,000	3,553
	PepsiCo Inc.	2.500%	11/1/22	GBP	500	683
	PepsiCo Inc.	2.150%	5/6/24	CAD	3,200	2,365
	PepsiCo Inc.	0.875%	7/18/28	EUR	3,600	4,016
	PerkinElmer Inc.	1.875%	7/19/26	EUR	4,600	5,218
	Pfizer Inc.	0.000%	3/6/20	EUR	2,550	2,919
	Pfizer Inc.	0.250%	3/6/22	EUR	12,200	13,967
	Pfizer Inc.	1.000%	3/6/27	EUR	3,400	3,925

Pfizer Inc.	2.735%	6/15/43	GBP	6,841	9,052
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	2,915
Philip Morris International Inc.	0.625%	11/8/24	EUR	1,000	1,123
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	1,892
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,172
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,296
Philip Morris International Inc.	2.000%	5/9/36	EUR	8,000	8,963
Philip Morris International Inc.	1.875%	11/6/37	EUR	4,700	5,059
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,889
PPG Industries Inc.	0.875%	11/3/25	EUR	2,600	2,897
PPG Industries Inc.	1.400%	3/13/27	EUR	300	340
Praxair Inc.	1.200%	2/12/24	EUR	4,000	4,753
Praxair Inc.	1.625%	12/1/25	EUR	20,550	24,896
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,250	2,772
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,829
Procter & Gamble Co.	2.000%	8/16/22	EUR	1,730	2,111
Procter & Gamble Co.	1.125%	11/2/23	EUR	11,620	13,780
Procter & Gamble Co.	0.500%	10/25/24	EUR	3,000	3,438
Procter & Gamble Co.	0.625%	10/30/24	EUR	4,100	4,733
Procter & Gamble Co.	1.375%	5/3/25	GBP	9,800	12,634
Procter & Gamble Co.	1.200%	10/30/28	EUR	4,700	5,491
Procter & Gamble Co.	1.800%	5/3/29	GBP	12,625	16,233
Procter & Gamble Co.	1.250%	10/25/29	EUR	7,000	8,195
Procter & Gamble Co.	1.875%	10/30/38	EUR	2,400	2,915
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	9,400	10,868
Prologis International Funding II SA	1.750%	3/15/28	EUR	500	571
Prologis LP	1.375%	10/7/20	EUR	3,683	4,287
Prologis LP	1.375%	5/13/21	EUR	8,400	9,814
Prologis LP	3.375%	2/20/24	EUR	1,500	1,913
Prologis LP	3.000%	6/2/26	EUR	1,600	2,045
Prologis LP	2.250%	6/30/29	GBP	4,318	5,432
Southern Power Co.	1.000%	6/20/22	EUR	25,600	29,679
Southern Power Co.	1.850%	6/20/26	EUR	10,200	12,010
Stryker Corp.	1.125%	11/30/23	EUR	2,300	2,691
Stryker Corp.	2.125%	11/30/27	EUR	1,900	2,299
Stryker Corp.	2.625%	11/30/30	EUR	2,000	2,458
Thermo Fisher Scientific Inc.	1.500%	12/1/20	EUR	800	935
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	965
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	4,680	5,286
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,199
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	6,552	7,500
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	5,700	6,475
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	3,749	4,133
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	6,622	7,985
Time Warner Cable Inc.	5.750%	6/2/31	GBP	2,200	3,335
Time Warner Cable LLC	5.250%	7/15/42	GBP	800	1,159
Time Warner Inc.	1.950%	9/15/23	EUR	800	950
Toyota Motor Credit Corp.	1.000%	3/9/21	EUR	5,000	5,827
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	10,000	11,430
Trinity Acquisition plc	2.125%	5/26/22	EUR	5,626	6,607
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,331
United Parcel Service Inc.	0.375%	11/15/23	EUR	7,400	8,437
United Parcel Service Inc.	2.125%	5/21/24	CAD	7,000	5,136
United Parcel Service Inc.	1.625%	11/15/25	EUR	11,900	14,306
United Parcel Service Inc.	1.500%	11/15/32	EUR	3,300	3,821
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,350	2,591
United Technologies Corp.	1.125%	12/15/21	EUR	4,840	5,633

	United Technologies Corp.	1.250%	5/22/23	EUR	3,200	3,703
	United Technologies Corp.	1.875%	2/22/26	EUR	1,760	2,076
	US Bancorp	0.850%	6/7/24	EUR	14,843	17,069
	Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	1,200	949
	Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,423
	Verizon Communications Inc.	0.500%	6/2/22	EUR	400	458
	Verizon Communications Inc.	3.500%	2/17/23	AUD	4,580	3,376
	Verizon Communications Inc.	4.073%	6/18/24	GBP	1,000	1,458
	Verizon Communications Inc.	4.050%	2/17/25	AUD	350	261
	Verizon Communications Inc.	0.875%	4/2/25	EUR	4,900	5,575
	Verizon Communications Inc.	3.250%	2/17/26	EUR	2,600	3,384
	Verizon Communications Inc.	4.500%	8/17/27	AUD	5,000	3,776
	Verizon Communications Inc.	1.375%	11/2/28	EUR	4,800	5,392
	Verizon Communications Inc.	1.875%	10/26/29	EUR	13,500	15,602
	Verizon Communications Inc.	2.625%	12/1/31	EUR	8,179	9,967
	Verizon Communications Inc.	3.125%	11/2/35	GBP	6,700	8,729
	Verizon Communications Inc.	3.375%	10/27/36	GBP	19,200	25,622
	Verizon Communications Inc.	2.875%	1/15/38	EUR	4,400	5,223
	VF Corp.	0.625%	9/20/23	EUR	5,400	6,187
	Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	8,500	10,246
	Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	6,900	8,843
	Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	5,750	9,017
	Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	9,000	16,924
	Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	1,000	1,858
	Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	3,643	4,865
	Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	7,325	9,992
	Walt Disney Co.	2.758%	10/7/24	CAD	15,325	11,621
	Wells Fargo & Co.	2.250%	9/3/20	EUR	9,000	10,654
	Wells Fargo & Co.	2.222%	3/15/21	CAD	2,710	2,043
	Wells Fargo & Co.	3.000%	7/27/21	AUD	11,200	8,167
	Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	5,852
	Wells Fargo & Co.	2.125%	4/22/22	GBP	3,500	4,608
	Wells Fargo & Co.	3.250%	4/27/22	AUD	3,200	2,346
	Wells Fargo & Co.	1.375%	6/30/22	GBP	1,700	2,181
	Wells Fargo & Co.	2.625%	8/16/22	EUR	20,600	25,309
	Wells Fargo & Co.	1.500%	9/12/22	EUR	3,300	3,901
	Wells Fargo & Co.	2.250%	5/2/23	EUR	16,300	19,876
	Wells Fargo & Co.	0.500%	11/2/23	CHF	4,300	4,362
	Wells Fargo & Co.	3.874%	5/21/25	CAD	350	271
	Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	5,903
	Wells Fargo & Co.	2.000%	7/28/25	GBP	26,400	33,975
	Wells Fargo & Co.	2.000%	4/27/26	EUR	15,000	17,998
	Wells Fargo & Co.	2.975%	5/19/26	CAD	10,100	7,498
	Wells Fargo & Co.	1.375%	10/26/26	EUR	6,000	6,888
	Wells Fargo & Co.	1.000%	2/2/27	EUR	14,828	16,447
	Wells Fargo & Co.	3.500%	9/12/29	GBP	3,330	4,743
	Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,439
	Welltower Inc.	4.800%	11/20/28	GBP	4,500	6,653
	Welltower Inc.	4.500%	12/1/34	GBP	2,800	4,053
	Whirlpool Corp.	0.625%	3/12/20	EUR	2,400	2,757
	Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	10,700	11,840
	Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	3,600	3,834
	WPC Eurobond BV	2.250%	7/19/24	EUR	13,100	15,223
	WPC Eurobond BV	2.250%	4/9/26	EUR	6,000	6,883
	WPC Eurobond BV	2.250%	4/9/26	EUR	7,900	9,062
	WPC Eurobond BV	2.125%	4/15/27	EUR	16,334	18,147
1	XLIT Ltd.	3.250%	6/29/47	EUR	10,300	11,911

	Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,558
	Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	5,200	6,042
	Zimmer Biomet Holdings Inc.	2.425%	12/13/26	EUR	5,000	5,888
						3,277,060
U.S. Government and Agency Obligations (0.0%)
17	Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,548
Total United States (Cost $3,271,147)						3,279,608

					Shares
					($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
18	Vanguard Market Liquidity Fund (Cost $130,095)	2.572%		USD	1,301,052	130,105
Total Investments (98.1%) (Cost $110,533,053)						112,283,868
Other Assets and Liabilities-Net (1.9%)						2,149,564
Net Assets (100%)						114,433,432

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $14,204,544,000, representing 12.4% of net assets.

3	Guaranteed by the Republic of Austria.
4	Guaranteed by multiple countries.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Republic of Finland.
7	Guaranteed by the Republic of France.
8	Guaranteed by the Federal Republic of Germany.
9	Securities with a value of $745,474,000 have been segregated as collateral for open forward currency contracts.
10	Securities with a value of $1,609,000 have been segregated as initial margin for open futures contracts.
11	Guaranteed by the Government of Japan.
12	Guaranteed by the Kingdom of Spain.
13	Guaranteed by the Government of the United Kingdom.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

CZK—Czech koruna.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

HUF—Hungarian forint.

IDR—Indonesian rupiah.

ILS—Israeli shekel.

Total International Bond Index Fund

JPY—Japanese yen.

KRW—South Korean won.

MXN—Mexican peso.

MYR—Malaysian ringgit.

NOK—Norwegian krone.

NZD—New Zealand dollar.

PLN—Polish zloty.

RUB—Russian ruble.

SEK—Swedish krona.

SGD—Singapore dollar.

THB—Thai baht.

USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)

	Expiration	Number of Long (Short) Contracts	Notional Amount		Value and Unrealized Appreciation (Depreciation		)
Long Futures Contracts
AUD 3-Year Treasury Bond	March 2019	870	AUD	71,092	USD	449

Short Futures Contracts
JBG 10-Year	March 2019	(200)	JPY	(280,358)	USD	(245)
					USD	204

Forward Currency Contracts
		Contract Amount (000)

						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation	)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	2/4/19	EUR	11,000,000	USD	12,622,000	(27,341)
Toronto-Dominion Bank	2/4/19	EUR	9,275,655	USD	10,644,767	(24,429)
Morgan Stanley Capital Services LLC	2/4/19	EUR	9,050,000	USD	10,384,511	(22,541)
Barclays Capital	2/4/19	GBP	6,946,306	USD	9,137,519	(24,914)
Deutsche Bank AG	2/4/19	JPY	789,450,732	USD	7,253,980	(4,229)
Deutsche Bank AG	2/4/19	EUR	6,000,000	USD	6,884,700	(14,886)
Citibank, N.A.	2/4/19	EUR	5,000,000	USD	5,737,250	(12,405)

Total International Bond Index Fund

BNP Paribas	2/4/19	EUR	4,358,662	USD	5,001,347	(10,814)
Toronto-Dominion Bank	2/4/19	CAD	5,498,197	USD	4,186,550	(1,714)
Bank of America, N.A.	2/4/19	JPY	436,000,000	USD	4,006,248	(2,336)
Barclays Capital	2/4/19	EUR	3,096,354	USD	3,552,609	(7,380)
UBS AG	2/4/19	EUR	3,000,000	USD	3,442,350	(7,443)
JPMorgan Chase Bank, N.A.	2/1/19	KRW	3,454,900,899	USD	3,086,386	18,724
Morgan Stanley Capital Services LLC	2/4/19	JPY	327,000,000	USD	3,004,686	(1,752)
BNP Paribas	2/4/19	JPY	327,000,000	USD	3,004,686	(1,751)
Citibank, N.A.	2/4/19	JPY	218,000,000	USD	2,003,124	(1,168)
Barclays Capital	2/4/19	JPY	218,000,000	USD	2,003,124	(1,168)
Barclays Capital	2/4/19	CHF	1,514,329	USD	1,526,387	(3,069)
HSBC Bank USA, N.A.	2/4/19	CAD	2,000,000	USD	1,522,882	(624)
Goldman Sachs Bank AG	2/4/19	EUR	1,000,000	USD	1,147,450	(2,481)
HSBC Bank USA, N.A.	2/4/19	EUR	1,000,000	USD	1,147,450	(2,481)
Citibank, N.A.	2/4/19	SEK	9,111,545	USD	1,007,107	174
Toronto-Dominion Bank	2/4/19	JPY	109,000,000	USD	1,001,562	(584)
UBS AG	2/4/19	JPY	109,000,000	USD	1,001,562	(584)
BNP Paribas	2/4/19	AUD	1,320,115	USD	962,562	(2,914)
JPMorgan Chase Bank, N.A.	2/4/19	AUD	1,149,994	USD	838,518	(2,538)
Toronto-Dominion Bank	2/4/19	CAD	1,000,000	USD	760,867	262
BNP Paribas	2/4/19	THB	22,848,907	USD	723,181	8,223
Bank of America, N.A.	2/5/19	MXN	13,414,547	USD	704,981	(3,962)
BNP Paribas	2/4/19	MYR	2,687,143	USD	649,696	6,296
UBS AG	2/4/19	AUD	859,084	USD	626,401	(1,896)
Morgan Stanley Capital Services LLC	2/4/19	DKK	3,798,700	USD	583,796	(1,190)
BNP Paribas	2/4/19	PLN	1,995,503	USD	537,343	(1,203)
BNP Paribas	2/4/19	SGD	637,607	USD	474,181	(507)
Citibank, N.A.	2/4/19	AUD	647,691	USD	472,264	(1,430)
Toronto-Dominion Bank	2/4/19	JPY	51,000,000	USD	460,489	7,859
BNP Paribas	2/4/19	EUR	350,000	USD	400,295	444
Toronto-Dominion Bank	2/4/19	GBP	300,000	USD	382,182	11,377

Total International Bond Index Fund

Barclays Capital	2/4/19	AUD	514,654	USD	375,260	(1,136)
Morgan Stanley Capital Services LLC	2/1/19	RUB	19,712,500	USD	297,412	4,140
BNP Paribas	2/4/19	ILS	1,047,569	USD	289,204	(975)
Toronto-Dominion Bank	2/4/19	NOK	2,100,356	USD	249,345	(265)
Citibank, N.A.	2/4/19	EUR	200,000	USD	227,810	1,184
JPMorgan Chase Bank, N.A.	2/4/19	EUR	180,000	USD	205,880	215
Deutsche Bank AG	2/4/19	CZK	4,440,000	USD	197,821	(506)
Deutsche Bank AG	2/4/19	JPY	21,500,000	USD	195,104	2,336
Morgan Stanley Capital Services LLC	2/4/19	JPY	21,270,000	USD	192,223	3,106
BNP Paribas	2/4/19	NZD	248,879	USD	172,623	(581)
Deutsche Bank AG	2/4/19	HUF	43,488,251	USD	157,828	(231)
UBS AG	2/4/19	CAD	210,000	USD	153,881	5,956
Citibank, N.A.	2/4/19	NZD	150,000	USD	104,040	(350)
Deutsche Bank AG	2/4/19	GBP	70,000	USD	88,614	3,217
JPMorgan Chase Bank, N.A.	2/4/19	EUR	72,366	USD	83,037	(180)
BNP Paribas	2/1/19	KRW	83,862,000	USD	75,147	224
Morgan Stanley Capital Services LLC	2/4/19	GBP	50,000	USD	63,418	2,175
Morgan Stanley Capital Services LLC	2/5/19	MXN	1,070,000	USD	55,091	825
JPMorgan Chase Bank, N.A.	2/4/19	HKD	351,500	USD	44,796	5
Bank of America, N.A.	2/4/19	AUD	50,000	USD	35,658	689
JPMorgan Chase Bank, N.A.	2/4/19	THB	911,821	USD	28,590	598
Citibank, N.A.	2/4/19	GBP	20,000	USD	25,342	895
Deutsche Bank AG	2/4/19	EUR	20,000	USD	22,863	37
Goldman Sachs Bank AG	2/4/19	CAD	10,000	USD	7,338	273
Citibank, N.A.	2/4/19	USD	16,046,820	EUR	14,000,000	17,255
Bank of America, N.A.	3/4/19	USD	12,651,647	EUR	11,000,000	28,981
Morgan Stanley Capital Services LLC	3/4/19	USD	10,351,325	EUR	9,000,000	23,689
BNP Paribas	2/4/19	USD	10,034,664	EUR	8,754,325	11,234
Toronto-Dominion Bank	3/4/19	USD	9,849,870	EUR	8,563,969	22,587
Barclays Capital	3/4/19	USD	9,150,438	GBP	6,946,306	25,536
Barclays Capital	2/4/19	USD	9,024,676	GBP	7,074,576	(256,202)

Total International Bond Index Fund

Toronto-Dominion Bank	2/4/19	USD	8,841,368	EUR	7,711,686	11,727
Deutsche Bank AG	3/4/19	USD	7,269,797	JPY	789,450,732	5,071
UBS AG	2/4/19	USD	7,097,733	JPY	777,000,000	(37,681)
Deutsche Bank AG	3/4/19	USD	6,900,872	EUR	6,000,000	15,781
Morgan Stanley Capital Services LLC	2/4/19	USD	5,822,692	EUR	5,080,000	6,249
Citibank, N.A.	3/4/19	USD	5,750,731	EUR	5,000,000	13,156
BNP Paribas	3/4/19	USD	5,461,895	EUR	4,748,662	12,734
Deutsche Bank AG	2/4/19	USD	4,699,683	EUR	4,100,000	5,310
Barclays Capital	2/4/19	USD	4,584,875	EUR	4,000,000	4,999
UBS AG	2/4/19	USD	4,584,736	EUR	4,000,000	4,860
Toronto-Dominion Bank	3/4/19	USD	4,189,200	CAD	5,498,197	1,826
BNP Paribas	2/4/19	USD	4,094,730	JPY	448,231,340	(21,506)
Bank of America, N.A.	3/4/19	USD	4,014,936	JPY	436,000,000	2,752
Toronto-Dominion Bank	2/4/19	USD	3,931,202	CAD	5,365,000	(152,254)
UBS AG	3/4/19	USD	3,450,435	EUR	3,000,000	7,890
Barclays Capital	3/4/19	USD	3,273,817	EUR	2,846,354	7,583
BNP Paribas	2/1/19	USD	3,152,320	KRW	3,538,762,899	(28,162)
Toronto-Dominion Bank	2/4/19	USD	3,113,233	JPY	340,816,916	(16,586)
JPMorgan Chase Bank, N.A.	3/5/19	USD	3,088,953	KRW	3,454,900,898	(18,879)
Goldman Sachs Bank AG	2/4/19	USD	3,041,975	JPY	333,000,000	(16,058)
BNP Paribas	3/4/19	USD	3,011,327	JPY	327,000,000	2,190
Morgan Stanley Capital Services LLC	3/4/19	USD	3,011,250	JPY	327,000,000	2,112
HSBC Bank USA, N.A.	2/4/19	USD	2,735,943	EUR	2,387,026	2,872
Goldman Sachs Bank AG	2/4/19	USD	2,292,380	EUR	2,000,000	2,442
Barclays Capital	2/4/19	USD	2,141,908	JPY	234,476,198	(11,354)
Barclays Capital	3/4/19	USD	2,007,504	JPY	218,000,000	1,412
Citibank, N.A.	3/4/19	USD	2,007,478	JPY	218,000,000	1,386
Barclays Capital	3/4/19	USD	1,530,398	CHF	1,514,329	3,262
HSBC Bank USA, N.A.	3/4/19	USD	1,523,864	CAD	2,000,000	684
Barclays Capital	2/4/19	USD	1,523,058	CHF	1,497,166	17,004
Citibank, N.A.	2/4/19	USD	1,347,335	JPY	147,496,279	(7,166)

Total International Bond Index Fund

UBS AG	2/4/19	USD	1,245,684	CAD	1,700,000	(48,235)
Goldman Sachs Bank AG	3/4/19	USD	1,150,159	EUR	1,000,000	2,644
HSBC Bank USA, N.A.	3/4/19	USD	1,150,141	EUR	1,000,000	2,626
Bank of America, N.A.	2/4/19	USD	1,146,230	EUR	1,000,000	1,261
JPMorgan Chase Bank, N.A.	2/4/19	USD	1,143,295	CAD	1,560,203	(44,220)
Toronto-Dominion Bank	2/4/19	USD	1,030,379	SEK	9,111,545	23,098
Citibank, N.A.	3/4/19	USD	1,015,970	SEK	9,171,545	(54)
Deutsche Bank AG	2/4/19	USD	1,014,009	JPY	111,000,000	(5,336)
Bank of America, N.A.	2/4/19	USD	1,013,972	JPY	111,000,000	(5,373)
HSBC Bank USA, N.A.	2/4/19	USD	1,013,958	JPY	111,000,000	(5,387)
UBS AG	3/4/19	USD	1,003,774	JPY	109,000,000	728
Toronto-Dominion Bank	3/4/19	USD	1,003,744	JPY	109,000,000	698
BNP Paribas	3/4/19	USD	992,128	AUD	1,360,115	3,019
BNP Paribas	2/4/19	USD	977,003	AUD	1,386,983	(31,254)
JPMorgan Chase Bank, N.A.	3/4/19	USD	838,860	AUD	1,149,994	2,556
JPMorgan Chase Bank, N.A.	2/4/19	USD	781,069	AUD	1,108,802	(24,967)
Toronto-Dominion Bank	3/4/19	USD	761,355	CAD	1,000,000	(235)
Deutsche Bank AG	2/4/19	USD	726,850	THB	23,760,728	(33,742)
BNP Paribas	3/4/19	USD	723,296	THB	22,848,907	(8,566)
Toronto-Dominion Bank	2/5/19	USD	711,396	MXN	14,081,193	(24,461)
Bank of America, N.A.	3/4/19	USD	702,084	MXN	13,414,547	3,767
UBS AG	2/4/19	USD	676,322	AUD	960,084	(21,605)
BNP Paribas	3/4/19	USD	649,374	MYR	2,687,143	(6,274)
BNP Paribas	2/4/19	USD	642,519	MYR	2,687,143	(13,473)
UBS AG	3/4/19	USD	626,655	AUD	859,084	1,908
Morgan Stanley Capital Services LLC	3/4/19	USD	585,273	DKK	3,798,700	1,274
Toronto-Dominion Bank	2/4/19	USD	583,535	DKK	3,798,700	930
BNP Paribas	3/4/19	USD	537,795	PLN	1,995,503	1,233
Citibank, N.A.	2/4/19	USD	519,058	AUD	736,830	(16,575)
BNP Paribas	2/4/19	USD	516,987	PLN	1,941,210	(4,565)
BNP Paribas	3/4/19	USD	474,467	SGD	637,607	514

Total International Bond Index Fund

Citibank, N.A.	3/4/19	USD	472,454	AUD	647,691	1,437
HSBC Bank USA, N.A.	2/4/19	USD	450,612	SGD	613,800	(5,376)
Barclays Capital	3/4/19	USD	375,412	AUD	514,654	1,143
Morgan Stanley Capital Services LLC	3/1/19	USD	296,259	RUB	19,712,500	(4,175)
BNP Paribas	3/4/19	USD	289,704	ILS	1,047,570	1,000
JPMorgan Chase Bank, N.A.	2/4/19	USD	281,027	ILS	1,047,569	(7,202)
Toronto-Dominion Bank	3/4/19	USD	249,673	NOK	2,100,355	286
Citibank, N.A.	2/4/19	USD	242,910	NOK	2,100,356	(6,169)
Barclays Capital	2/4/19	USD	210,516	AUD	298,839	(6,723)
Toronto-Dominion Bank	3/20/19	USD	198,226	IDR	2,894,000,000	(7,748)
Deutsche Bank AG	3/4/19	USD	197,981	CZK	4,440,000	523
Barclays Capital	2/4/19	USD	197,385	CZK	4,440,000	70
BNP Paribas	2/4/19	USD	194,398	EUR	170,000	(247)
BNP Paribas	3/4/19	USD	172,736	NZD	248,880	591
JPMorgan Chase Bank, N.A.	3/20/19	USD	165,322	IDR	2,339,308,498	(1,173)
Deutsche Bank AG	3/4/19	USD	158,153	HUF	43,488,251	249
Deutsche Bank AG	3/20/19	USD	148,413	IDR	2,174,150,000	(6,329)
Morgan Stanley Capital Services LLC	2/4/19	USD	148,403	EUR	130,000	(443)
JPMorgan Chase Bank, N.A.	2/4/19	USD	148,103	EUR	130,000	(743)
Barclays Capital	2/4/19	USD	147,692	HUF	41,360,000	(2,193)
Morgan Stanley Capital Services LLC	2/1/19	USD	143,117	RUB	9,856,250	(7,659)
UBS AG	2/1/19	USD	141,620	RUB	9,856,250	(9,156)
BNP Paribas	2/4/19	USD	139,762	GBP	109,633	(4,062)
Citibank, N.A.	2/4/19	USD	130,834	NZD	195,000	(3,962)
BNP Paribas	2/4/19	USD	130,826	NZD	195,000	(3,971)
Deutsche Bank AG	2/4/19	USD	125,154	EUR	110,000	(793)
JPMorgan Chase Bank, N.A.	2/4/19	USD	117,618	GBP	92,206	(3,343)
JPMorgan Chase Bank, N.A.	3/4/19	USD	105,388	GBP	80,000	297
Citibank, N.A.	3/4/19	USD	104,110	NZD	150,000	358
JPMorgan Chase Bank, N.A.	3/4/19	USD	96,431	JPY	10,470,000	83
Morgan Stanley Capital Services LLC	2/4/19	USD	90,193	GBP	70,000	(1,637)

Total International Bond Index Fund

Barclays Capital	3/20/19	USD	85,578	IDR	1,238,688,474	(2,584)
JPMorgan Chase Bank, N.A.	3/4/19	USD	83,232	EUR	72,366	190
JPMorgan Chase Bank, N.A.	2/4/19	USD	78,418	JPY	8,590,000	(467)
Citibank, N.A.	2/4/19	USD	69,324	CAD	92,994	(1,456)
Citibank, N.A.	3/4/19	USD	53,324	CAD	70,000	13
BNP Paribas	3/5/19	USD	45,031	KRW	50,000,000	55
JPMorgan Chase Bank, N.A.	3/4/19	USD	44,855	HKD	351,500	1
JPMorgan Chase Bank, N.A.	2/4/19	USD	42,337	JPY	4,610,000	2
Deutsche Bank AG	2/4/19	USD	35,835	AUD	50,000	(512)
Toronto-Dominion Bank	2/4/19	USD	33,547	GBP	26,114	(710)
Toronto-Dominion Bank	2/4/19	USD	22,807	EUR	20,000	(92)
BNP Paribas	2/4/19	USD	22,471	HKD	175,750	70
JPMorgan Chase Bank, N.A.	2/4/19	USD	22,471	HKD	175,750	71
Morgan Stanley Capital Services LLC	2/5/19	USD	20,392	MXN	403,354	(687)
Citibank, N.A.	2/4/19	USD	17,575	GBP	13,778	(499)
Goldman Sachs Bank AG	2/4/19	USD	17,476	SGD	23,807	(211)
Citibank, N.A.	2/4/19	USD	17,461	CHF	17,163	196
JPMorgan Chase Bank, N.A.	2/4/19	USD	14,456	PLN	54,293	(131)
Citibank, N.A.	3/4/19	USD	13,083	MXN	250,000	69
Goldman Sachs Bank AG	2/4/19	USD	11,429	EUR	10,000	(21)
Citibank, N.A.	3/4/19	USD	7,703	DKK	50,000	17
Citibank, N.A.	2/4/19	USD	7,595	HUF	2,128,251	(118)
Goldman Sachs Bank AG	2/4/19	USD	5,958	NZD	8,879	(180)
						(752,105)

At January 31, 2019, a counterparty had deposited in a segregated account cash of $11,540,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that

Total International Bond Index Fund

considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets

Total International Bond Index Fund

decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	2,548	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,364,134	—
Corporate Bonds	—	16,413,318	—
Sovereign Bonds	—	90,373,763	—
Temporary Cash Investments	130,105	—	—
Futures Contracts—Assets[1]	10	—	—
Futures Contracts—Liabilities[1]	(161)	—	—
Forward Currency Contracts—Assets	—	394,795	—
Forward Currency Contracts—Liabilities	—	(1,146,900)	—
Total	129,954	111,401,658	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Global Credit Bond Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Argentina (0.4%)
Sovereign Bonds (0.4%)
	Argentine Republic	3.375%	1/15/23	EUR	250	242
	Argentine Republic	6.875%	1/26/27	USD	200	169
Total Argentina (Cost $410)						411
Australia (1.3%)
Corporate Bonds (1.3%)
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	540	396
	Macquarie Group Ltd.	3.250%	12/15/22	AUD	200	145
1	WEA Finance LLC	4.125%	9/20/28	USD	350	352
	Westpac Banking Corp.	2.750%	1/11/23	USD	525	516
Total Australia (Cost $1,388)						1,409
Bermuda (1.1%)
Sovereign Bonds (1.1%)
2	Bermuda	4.750%	2/15/29	USD	1,150	1,200
Total Bermuda (Cost $1,153)						1,200
Brazil (0.6%)
Corporate Bonds (0.6%)
	Suzano Austria GmbH	7.000%	3/16/47	USD	200	217
	Vale Overseas Ltd.	6.250%	8/10/26	USD	400	428
Total Brazil (Cost $618)						645
Canada (4.6%)
Corporate Bonds (2.6%)
1	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	USD	100	100
1	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	USD	30	29
1,2	Air Canada 2013-1 Class B Pass Through Trust	5.375%	5/15/21	USD	123	125
§	Bank of Montreal	3.300%	2/5/24	USD	750	749
	Brookfield Finance Inc.	4.850%	3/29/29	USD	200	201
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	USD	1,200	1,218
	TransCanada PipeLines Ltd.	3.750%	10/16/23	USD	500	507
						2,929
Sovereign Bonds (2.0%)
	Canada	2.250%	6/1/25	CAD	1,250	976
	Canada	2.750%	12/1/48	CAD	150	129
1	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	USD	800	796
1	Ontario Teachers’ Cadillac Fairview Properties Trust	4.125%	2/1/29	USD	350	355
						2,256
Total Canada (Cost $5,075)						5,185
Chile (1.7%)
Sovereign Bonds (1.7%)
1	Corp Nacional del Cobre de Chile	4.375%	2/5/49	USD	400	375
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	USD	500	515
	Empresa Nacional del Petroleo	4.750%	12/6/21	USD	600	612

1,2	Empresa Nacional del Petroleo	5.250%	11/6/29	USD	350	368
Total Chile (Cost $1,827)						1,870
China (0.5%)
Corporate Bonds (0.1%)
1	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC	7.500%	5/1/25	USD	80	76
Sovereign Bonds (0.4%)
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	USD	500	487
Total China (Cost $547)						563
Colombia (1.6%)
Sovereign Bonds (1.6%)
	Ecopetrol SA	4.125%	1/16/25	USD	200	195
	Ecopetrol SA	5.875%	5/28/45	USD	200	197
2	Republic of Colombia	2.625%	3/15/23	USD	400	385
	Republic of Colombia	4.000%	2/26/24	USD	300	302
2	Republic of Colombia	3.875%	4/25/27	USD	300	295
2	Republic of Colombia	4.500%	3/15/29	USD	360	368
Total Colombia (Cost $1,703)						1,742
Denmark (1.7%)
Corporate Bonds (1.7%)
	Danske Bank A/S	0.500%	5/6/21	EUR	975	1,114
1	Danske Bank A/S	5.375%	1/12/24	USD	750	760
Total Denmark (Cost $1,860)						1,874
Dominican Republic (0.1%)
Sovereign Bonds (0.1%)
	Dominican Republic	6.875%	1/29/26	USD	100	108
Total Dominican Republic (Cost $104)						108
France (2.2%)
Corporate Bonds (2.0%)
1	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	USD	700	704
2	BPCE SA	5.400%	10/27/25	AUD	396	296
	Orange SA	1.375%	3/20/28	EUR	1,100	1,244
						2,244
Sovereign Bonds (0.2%)
1	Electricite de France SA	4.500%	9/21/28	USD	200	200
Total France (Cost $2,403)						2,444
Germany (5.5%)
Corporate Bonds (4.4%)
1	BMW US Capital LLC	3.950%	8/14/28	USD	430	429
	Fresenius SE & Co. KGaA	2.125%	2/1/27	EUR	700	805
	innogy Finance BV	5.750%	2/14/33	EUR	250	402
	SAP SE	1.375%	3/13/30	EUR	1,400	1,612
	Vonovia Finance BV	1.500%	3/31/25	EUR	800	920
	Vonovia Finance BV	2.125%	3/22/30	EUR	600	683
						4,851
Sovereign Bonds (1.1%)
	Federal Republic of Germany	1.500%	5/15/23	EUR	200	248
	Federal Republic of Germany	0.000%	10/13/23	EUR	400	466
	Federal Republic of Germany	1.000%	8/15/25	EUR	400	494

	Federal Republic of Germany	1.250%	8/15/48	EUR	50	65
						1,273
	Total Germany (Cost $5,997)					6,124
	Guatemala (0.3%)
	Sovereign Bonds (0.3%)
	Republic of Guatemala	4.500%	5/3/26	USD	400	391
	Total Guatemala (Cost $376)					391
	Hong Kong (0.7%)
	Corporate Bonds (0.7%)
1	AIA Group Ltd.	3.200%	3/11/25	USD	800	777
	Total Hong Kong (Cost $762)					777
	Hungary (0.3%)
	Sovereign Bonds (0.3%)
	Republic of Hungary	5.750%	11/22/23	USD	300	328
	Total Hungary (Cost $319)					328
	India (0.3%)
	Sovereign Bonds (0.3%)
	ONGC Videsh Ltd.	4.625%	7/15/24	USD	300	304
	Total India (Cost $296)					304
	Indonesia (1.5%)
	Sovereign Bonds (1.5%)
	Republic of Indonesia	5.375%	10/17/23	USD	600	642
	Republic of Indonesia	5.875%	1/15/24	USD	900	985
	Total Indonesia (Cost $1,569)					1,627
	Ireland (0.4%)
	Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
1,2	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	USD	425	423
	Total Ireland (Cost $425)					423
	Israel (1.6%)
	Sovereign Bonds (1.6%)
	State of Israel	2.875%	1/29/24	EUR	1,382	1,767
	Total Israel (Cost $1,735)					1,767
	Italy (0.4%)
	Sovereign Bonds (0.4%)
	Republic of Italy	2.800%	12/1/28	EUR	400	467
	Total Italy (Cost $454)					467
	Japan (1.4%)
	Corporate Bonds (1.3%)
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	USD	1,000	1,015
1	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	USD	500	525
						1,540
	Sovereign Bonds (0.1%)
	Japan	1.700%	9/20/33	JPY	6,000	67
	Total Japan (Cost $1,557)					1,607
	Kazakhstan (0.8%)
	Sovereign Bonds (0.8%)
	Republic of Kazakhstan	1.550%	11/9/23	EUR	350	407
	Republic of Kazakhstan	2.375%	11/9/28	EUR	400	463

	Total Kazakhstan (Cost $861)					870
	Kuwait (0.4%)
	Sovereign Bonds (0.4%)
	State of Kuwait	2.750%	3/20/22	USD	400	396
	Total Kuwait (Cost $389)					396
	Lithuania (0.4%)
	Sovereign Bonds (0.4%)
	Republic of Lithuania	6.625%	2/1/22	USD	400	438
	Total Lithuania (Cost $434)					438
	Mexico (3.5%)
	Sovereign Bonds (3.5%)
	Petroleos Mexicanos	5.500%	1/21/21	USD	150	151
	Petroleos Mexicanos	6.375%	2/4/21	USD	100	101
	Petroleos Mexicanos	6.875%	8/4/26	USD	500	495
	Petroleos Mexicanos	6.350%	2/12/48	USD	300	252
3	Petroleos Mexicanos, 3M USD LIBOR + 3.650%	6.421%	3/11/22	USD	850	858
	United Mexican States	3.625%	3/15/22	USD	200	200
	United Mexican States	8.500%	5/31/29	MXN	36,130	1,887
	Total Mexico (Cost $3,768)					3,944
	Netherlands (3.2%)
	Corporate Bonds (3.2%)
	Cooperatieve Rabobank UA	2.750%	1/10/23	USD	500	490
3	Cooperatieve Rabobank UA, 3M Australian Bank Bill Rate + 2.500%	4.583%	7/2/25	AUD	250	184
	ING Groep NV	1.125%	2/14/25	EUR	1,400	1,585
	NIBC Bank NV	3.125%	11/15/23	GBP	500	646
1	NXP BV / NXP Funding LLC	4.875%	3/1/24	USD	700	718
	Total Netherlands (Cost $3,557)					3,623
	New Zealand (0.0%)
	Corporate Bonds (0.0%)
1,3	Reynolds Group Issuer Inc. / Reynolds Group Issuer, 3M USD LIBOR + 3.500%	6.287%	7/15/21	USD	50	50
	Total New Zealand (Cost $50)					50
	Nigeria (0.2%)
	Sovereign Bonds (0.2%)
	Federal Republic of Nigeria	7.625%	11/21/25	USD	200	207
	Total Nigeria (Cost $199)					207
	Panama (0.2%)
	Sovereign Bonds (0.2%)
2	Aeropuerto Internacional de Tocumen SA	6.000%	11/18/48	USD	200	208
	Total Panama (Cost $195)					208
	Paraguay (0.6%)
	Sovereign Bonds (0.6%)
	Republic of Paraguay	4.625%	1/25/23	USD	700	713
	Total Paraguay (Cost $696)					713
	Peru (0.5%)
	Sovereign Bonds (0.5%)
	Corp Financiera de Desarrollo SA	4.750%	7/15/25	USD	300	309
	Petroleos del Peru SA	4.750%	6/19/32	USD	200	198

Total Peru (Cost $495)						507
Portugal (0.5%)
Sovereign Bonds (0.5%)
1	Portuguese Republic	1.950%	6/15/29	EUR	500	590
Total Portugal (Cost $580)						590
Romania (0.6%)
Sovereign Bonds (0.6%)
	Republic of Romania	4.375%	8/22/23	USD	200	203
	Republic of Romania	2.875%	3/11/29	EUR	400	444
Total Romania (Cost $646)						647
Russia (0.3%)
Sovereign Bonds (0.3%)
	Russian Federation	4.250%	6/23/27	USD	400	391
Total Russia (Cost $383)						391
Supranational (2.6%)
Sovereign Bonds (2.6%)
1	Arab Petroleum Investments Corp.	4.125%	9/18/23	USD	300	305
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	USD	800	783
4	European Financial Stability Facility	1.750%	10/29/20	EUR	1,000	1,186
	European Financial Stability Facility	0.100%	1/19/21	EUR	500	577
Total Supranational (Cost $2,806)						2,851
Sweden (0.6%)
Corporate Bonds (0.6%)
	Svenska Handelsbanken AB	3.900%	11/20/23	USD	630	645
Total Sweden (Cost $632)						645
Switzerland (3.7%)
Corporate Bonds (3.7%)
1,2	Credit Suisse Group AG	3.869%	1/12/29	USD	500	477
1	Nestle Holdings Inc.	4.000%	9/24/48	USD	450	454
	Richemont International Holding SA	1.000%	3/26/26	EUR	1,560	1,805
1	Roche Holdings Inc.	2.375%	1/28/27	USD	300	280
1	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	USD	400	392
1	UBS Group Funding Switzerland AG	4.125%	9/24/25	USD	500	507
1	UBS Group Funding Switzerland AG	4.125%	4/15/26	USD	250	251
Total Switzerland (Cost $4,067)						4,166
Ukraine (0.5%)
Sovereign Bonds (0.5%)
	Ukraine	8.994%	2/1/24	USD	400	394
	Ukraine	7.750%	9/1/27	USD	200	180
Total Ukraine (Cost $555)						574
United Kingdom (6.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
1,2,3	DELAM 2018-1, 1M USD LIBOR + 0.700%	3.203%	11/19/25	USD	400	398
Corporate Bonds (6.4%)
	BP Capital Markets America Inc.	3.017%	1/16/27	USD	220	209
	BP Capital Markets America Inc.	3.588%	4/14/27	USD	250	246
	BP Capital Markets America Inc.	4.234%	11/6/28	USD	400	421
	British Telecommunications plc	5.750%	12/7/28	GBP	650	1,046
	Heathrow Funding Ltd.	6.750%	12/3/26	GBP	950	1,622
	HSBC Bank plc	5.375%	8/22/33	GBP	300	474

2	HSBC Holdings plc	3.950%	5/18/24	USD	700	709
	HSBC Holdings plc	4.300%	3/8/26	USD	300	305
2	HSBC Holdings plc	4.292%	9/12/26	USD	750	756
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	250	380
	SSE plc	0.875%	9/6/25	EUR	900	999
						7,167
Sovereign Bonds (0.1%)
	United Kingdom	1.500%	7/22/47	GBP	120	150
Total United Kingdom (Cost $7,542)						7,715
United States (44.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (4.0%)
2	BANK 2018 - BN15	4.407%	11/15/61	USD	215	230
2	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	USD	250	248
2	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	USD	320	336
2	COMM 2013-CCRE13 Mortgage Trust	4.900%	11/10/46	USD	135	138
2	COMM 2015-CCRE27 Mortgage Trust	4.471%	10/10/48	USD	135	136
2	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	USD	300	305
1,2	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	USD	150	146
1,2,5	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.744%	2/25/48	USD	157	156
1,2,5	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI4	4.461%	11/25/48	USD	293	293
3,4	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	USD	300	301
1,2	Hardee’s Funding HNGRY_18-1A	4.959%	6/20/48	USD	200	201
1,2	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	USD	340	334
1,2	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	USD	203	199
1,2	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	USD	700	709
1,2	Progress Residential 2018-SFR1 Trust	2.768%	8/17/34	USD	279	271
1,2	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	USD	100	101
1,2	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	USD	100	101
2	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	USD	260	264
2	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	USD	20	21
						4,490
Corporate Bonds (35.6%)
	American Express Co.	4.200%	11/6/25	USD	720	741
1	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	USD	300	286
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	USD	400	415
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	USD	200	208
	Apple Inc.	3.350%	2/9/27	USD	500	500
	Apple Inc.	3.850%	8/4/46	USD	875	849
	Aramark Services Inc.	4.750%	6/1/26	USD	60	59
	AutoZone Inc.	3.750%	6/1/27	USD	700	682
	AXA Equitable Holdings Inc.	4.350%	4/20/28	USD	500	485
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	USD	150	132
	Bank of America Corp.	3.500%	4/19/26	USD	500	493
1	Bausch Health Cos Inc.	7.000%	3/15/24	USD	35	37
	BB&T Corp.	3.750%	12/6/23	USD	450	461
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	USD	410	415
	Boyd Gaming Corp.	6.000%	8/15/26	USD	70	70

	Brixmor Operating Partnership LP	3.250%	9/15/23	USD	1,050	1,011
	Buckeye Partners LP	3.950%	12/1/26	USD	300	269
	Buckeye Partners LP	4.125%	12/1/27	USD	460	416
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	USD	440	448
	Camden Property Trust	4.100%	10/15/28	USD	500	512
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	USD	1,000	962
	CenterPoint Energy Inc.	3.600%	11/1/21	USD	500	503
§,1	CFX Escrow Corp.	6.375%	2/15/26	USD	15	15
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	USD	700	699
1	Churchill Downs Inc.	4.750%	1/15/28	USD	50	48
	Citigroup Inc.	2.750%	1/24/24	GBP	590	784
2	Citigroup Inc.	4.044%	6/1/24	USD	880	892
	Comcast Corp.	3.150%	2/15/28	USD	1,390	1,326
	ConocoPhillips Co.	4.300%	11/15/44	USD	300	308
1	CSC Holdings LLC	5.375%	2/1/28	USD	125	120
	CVS Health Corp.	5.050%	3/25/48	USD	730	750
	DaVita Inc.	5.125%	7/15/24	USD	15	15
	Delta Air Lines Inc.	4.375%	4/19/28	USD	780	740
	DowDuPont Inc.	5.319%	11/15/38	USD	400	431
	Duke Energy Florida LLC	3.800%	7/15/28	USD	520	531
	Eaton Corp.	4.000%	11/2/32	USD	400	400
	Energy Transfer LP	5.500%	6/1/27	USD	90	93
	Energy Transfer Operating LP	6.250%	4/15/49	USD	450	478
	Entergy Louisiana LLC	3.250%	4/1/28	USD	400	386
	Entergy Louisiana LLC	4.000%	3/15/33	USD	600	606
	EQT Corp.	3.900%	10/1/27	USD	700	633
	FirstEnergy Corp.	3.900%	7/15/27	USD	325	319
1	Fox Corp.	5.576%	1/25/49	USD	380	404
	General Electric Co.	4.125%	10/9/42	USD	345	285
	General Motors Co.	5.000%	10/1/28	USD	350	340
	General Motors Financial Co. Inc.	4.350%	1/17/27	USD	640	602
	Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	1,000	1,147
	Goldman Sachs Group Inc.	3.750%	5/22/25	USD	700	695
2	Goldman Sachs Group Inc.	4.223%	5/1/29	USD	250	251
1	GTP Acquisition Partners I LLC	2.350%	6/15/20	USD	550	542
	HCA Inc.	4.750%	5/1/23	USD	200	205
	HCA Inc.	5.375%	9/1/26	USD	45	46
	HCA Inc.	5.625%	9/1/28	USD	30	31
	HCA Inc.	5.875%	2/1/29	USD	15	16
1	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	USD	40	40
	Home Depot Inc.	3.900%	12/6/28	USD	500	522
	Illinois Tool Works Inc.	2.650%	11/15/26	USD	950	900
1	International Game Technology plc	6.250%	1/15/27	USD	45	46
1	IQVIA Inc.	4.875%	5/15/23	USD	50	51
	Johnson Controls International plc	5.125%	9/14/45	USD	300	298
2	JPMorgan Chase & Co.	3.509%	1/23/29	USD	960	933
	Kaiser Foundation Hospitals	3.150%	5/1/27	USD	500	488
	Kansas City Southern	4.700%	5/1/48	USD	460	452
	Kimco Realty Corp.	3.300%	2/1/25	USD	400	386
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	USD	500	518
	Lazard Group LLC	4.500%	9/19/28	USD	500	507
	Lennar Corp.	4.750%	11/29/27	USD	30	28
1	Marathon Petroleum Corp.	4.500%	4/1/48	USD	200	179
	MGM Resorts International	5.750%	6/15/25	USD	45	45
1	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	USD	400	398

	Morgan Stanley	4.000%	7/23/25	USD	250	255
	MPLX LP	5.500%	2/15/49	USD	170	173
1	Mueller Water Products Inc.	5.500%	6/15/26	USD	75	75
	Newfield Exploration Co.	5.625%	7/1/24	USD	30	31
1	Performance Food Group Inc.	5.500%	6/1/24	USD	35	35
	Phillips 66	4.875%	11/15/44	USD	350	363
	Physicians Realty LP	4.300%	3/15/27	USD	575	552
	Praxair Inc.	1.625%	12/1/25	EUR	1,350	1,636
1	Resideo Funding Inc.	6.125%	11/1/26	USD	65	67
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	USD	500	538
	Santander Holdings USA Inc.	4.400%	7/13/27	USD	340	334
1	Sealed Air Corp.	5.500%	9/15/25	USD	85	87
	T-Mobile USA Inc.	4.750%	2/1/28	USD	30	29
1	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	4.750%	10/1/23	USD	15	15
1	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	USD	40	41
1	TransDigm Inc.	6.250%	3/15/26	USD	100	102
	United Rentals North America Inc.	4.875%	1/15/28	USD	25	24
	Valero Energy Corp.	3.400%	9/15/26	USD	700	667
	VEREIT Operating Partnership LP	4.625%	11/1/25	USD	225	227
	Verisk Analytics Inc.	4.000%	6/15/25	USD	550	551
	Verizon Communications Inc.	4.522%	9/15/48	USD	925	903
	Viacom Inc.	4.375%	3/15/43	USD	560	478
	Virginia Electric & Power Co.	2.950%	11/15/26	USD	600	573
	Virginia Electric & Power Co.	3.500%	3/15/27	USD	300	298
	Virginia Electric & Power Co.	3.800%	4/1/28	USD	150	151
	Wells Fargo & Co.	4.150%	1/24/29	USD	225	231
1	WRKCo Inc.	4.900%	3/15/29	USD	400	416
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	USD	1,000	966
						39,701
Taxable Municipal Bonds (0.5%)
	California GO	7.300%	10/1/39	USD	350	490
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	USD	100	114
						604
U.S. Government and Agency Obligations (4.6%)
	United States Treasury Note/Bond	2.875%	10/31/20	USD	2,670	2,687
	United States Treasury Note/Bond	2.500%	12/31/20	USD	1,500	1,501
	United States Treasury Note/Bond	4.500%	2/15/36	USD	170	211
	United States Treasury Note/Bond	3.375%	5/15/44	USD	150	160
	United States Treasury Note/Bond	3.125%	5/15/48	USD	300	307
	United States Treasury Note/Bond	3.375%	11/15/48	USD	200	215
						5,081
Total United States (Cost $48,662)						49,876
Uruguay (0.5%)
Sovereign Bonds (0.5%)
2	Oriental Republic of Uruguay	4.375%	1/23/31	USD	570	570
Total Uruguay (Cost $566)						570
					Shares
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
6	Vanguard Market Liquidity Fund (Cost $2,460)	2.572%			24,598	2,460

Total Investments (101.1%) (Cost $110,121)	112,707
Other Assets and Liabilities-Net (-1.1%)	(1,227)
Net Assets (100%)	111,480

§	Security value determined using significant unobservable inputs.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $16,632,000, representing 14.9% of net assets.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Adjustable-rate security, rate shown is effective rate at period end.  Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4	Guaranteed by multiple countries.
5

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
GO—General Obligation Bond.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End
Options Written
	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	3/22/19	2	$123.00	246	(1)
10-Year U.S. Treasury Note Futures Contracts	3/22/19	3	123.50	371	(1)
Total Options Written (Premiums Received $2)					(2)

Futures Contracts
					($000)
	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2019	26		5,521	4
Euro-Bobl	March 2019	30		4,565	6
30-Year U.S. Treasury Bond	March 2019	29		4,254	187
Euro-Buxl	March 2019	5		1,064	26
Ten-Year Government of Canada Bond	March 2019	10		1,048	31
AUD 10-Year Treasury Bond	March 2019	3		291	5

Global Credit Bond Fund

Mini JGB 10-Year	March 2019	2	280	1
Ultra Long U.S. Treasury Bond	March 2019	1	161	—
				260

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2019	(84)	(10,978)	(230)
10-Year U.S. Treasury Note	March 2019	(46)	(5,634)	(35)
5-Year U.S. Treasury Note	March 2019	(10)	(1,149)	—
Long Gilt	March 2019	(6)	(972)	(4)
Euro-Bund	March 2019	(3)	(569)	(1)
AUD 3-Year Treasury Bond	March 2019	(4)	(327)	(2)
				(272)
				(12)

Forward Currency Contracts

	Contract Settlement		Contract Amount (000)			Unrealized Appreciation (Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	2/4/19	EUR	2,014	USD	2,297	9
Barclays Capital	2/4/19	GBP	638	USD	816	21
BNP Paribas	2/4/19	EUR	638	USD	737	(7)
JPMorgan Chase Bank, N.A.	2/4/19	EUR	523	USD	599	1
Morgan Stanley Capital Services LLC	2/4/19	EUR	510	USD	585	(2)
JPMorgan Chase Bank, N.A.	2/4/19	EUR	333	USD	383	(1)
Morgan Stanley Capital Services LLC	2/4/19	CAD	28	USD	21	—
JPMorgan Chase Bank, N.A.	3/4/19	USD	21,484	EUR	18,679	49
JPMorgan Chase Bank, N.A.	2/4/19	USD	21,178	EUR	18,476	25
JPMorgan Chase Bank, N.A.	3/4/19	USD	5,153	GBP	3,911	14
BNP Paribas	2/4/19	USD	3,008	GBP	2,351	(76)
JPMorgan Chase Bank, N.A.	2/4/19	USD	1,968	GBP	1,543	(55)
BNP Paribas	2/4/19	USD	1,480	EUR	1,302	(10)
JPMorgan Chase Bank, N.A.	2/5/19	USD	1,464	MXN	28,980	(50)
BNP Paribas	2/4/19	USD	1,225	EUR	1,068	2
JPMorgan Chase Bank, N.A.	3/4/19	USD	1,096	CAD	1,438	1
JPMorgan Chase Bank, N.A.	2/4/19	USD	1,052	CAD	1,435	(40)
JPMorgan Chase Bank, N.A.	3/4/19	USD	1,033	AUD	1,416	3
JPMorgan Chase Bank, N.A.	2/4/19	USD	993	AUD	1,410	(32)
JPMorgan Chase Bank, N.A.	2/4/19	USD	941	EUR	823	(2)
BNP Paribas	2/4/19	USD	844	GBP	642	2

Global Credit Bond Fund

Barclays Capital	2/4/19	USD	648	EUR	567	(1)
Morgan Stanley Capital Services LLC	2/4/19	USD	406	EUR	353	1
JPMorgan Chase Bank, N.A.	2/5/19	USD	343	MXN	6,537	2
Morgan Stanley Capital Services LLC	2/4/19	USD	91	EUR	80	—
JPMorgan Chase Bank, N.A.	3/18/19	USD	71	JPY	7,655	1
Morgan Stanley Capital Services LLC	2/5/19	USD	38	MXN	724	—
Morgan Stanley Capital Services LLC	2/4/19	USD	26	CAD	35	(1)
Morgan Stanley Capital Services LLC	2/4/19	USD	15	GBP	12	(1)
Morgan Stanley Capital Services LLC	2/4/19	USD	4	AUD	5	—
Morgan Stanley Capital Services LLC	3/18/19	USD	3	JPY	355	—
Barclays Capital	2/4/19	USD	2	CAD	2	—
						(147)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S31-V1	12/20/23	USD	3,250	1.000	50	8

1	Periodic premium received/paid quarterly.

USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid) [2] (%)	Value ($000)	Remaining Up-Front Premium Received (Paid) ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold/Moody’s Rating
Ministry of Finance Malaysia/A3	12/20/23	BARC	500	1.000	4	4	8
Republic of Colombia/Baa2	12/20/23	BNPSW	400	1.000	(4)	5	1
					—	9	9

Global Credit Bond Fund

Credit Protection Purchased
Federative Republic of Brazil	12/20/23	BARC	200	(1.000)	6	(9)	(3)
LafargeHolcim Ltd.	12/20/23	MSCS	700[1]	(1.000)	8	(16)	(8)
Societe Generale SA	12/20/23	JPMC	740[1]	(1.000)	(4)	(7)	(11)
Societe Generale SA	12/20/23	JPMC	660[1]	(1.000)	(4)	(6)	(10)
					6	(38)	(32)
					6	(29)	(23)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

JPMC—JP Morgan Chase Bank.

MSCS—Morgan Stanley Capital Services LLC.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect

Global Credit Bond Fund

correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Global Credit Bond Fund

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires

Global Credit Bond Fund

daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,081	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,311	—
Corporate Bonds	—	70,933	764
Sovereign Bonds	—	27,554	—
Taxable Municipal Bonds	—	604	—
Temporary Cash Investments	2,460	—	—
Option Written	(2)	—	—
Futures Contracts—Assets[1]	50	—	—
Futures Contracts—Liabilities[1]	(87)	—	—
Forward Currency Contracts—Assets	—	131	—
Forward Currency Contracts—Liabilities	—	(278)	—
Swap Contracts—Assets	4[1]	9	—
Swap Contracts—Liabilities	—	(32)	—
Total	2,425	109,313	764

1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHARLOTTE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

VANGUARD CHARLOTTE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.